                                                                                 1933 Act Registration No. 33-12911
                                                                                 1940 Act Registration No. 811-5075

                      As filed with the Securities and Exchange Commission on July 14, 2004.
               _____________________________________________________________________________________

                                        SECURITIES AND EXCHANGE COMMISSION
                                               Washington, DC 20549

                                                     FORM N-1A

                                        REGISTRATION STATEMENT UNDER THE                  [X]
                                              SECURITIES ACT OF 1933

                                        Pre-Effective Amendment No.                       [ ]

                                        Post-Effective Amendment No. 52                   [X]

                                                      and/or

                                        REGISTRATION STATEMENT UNDER THE                  [X]
                                          INVESTMENT COMPANY ACT OF 1940
                                        Amendment No. 54                                  [X]

                                         (Check appropriate box or boxes)

                                               THRIVENT MUTUAL FUNDS
                                (Exact name of registrant as specified in charter)

                                              625 FOURTH AVENUE SOUTH
                                           MINNEAPOLIS, MINNESOTA 55415
                                (Address of Principal Executive Offices)(Zip Code)

                        Registrant's Telephone Number, including Area Code: (612) 340-7005

                                                   JOHN C. BJORK
                                               THRIVENT MUTUAL FUNDS
                                              625 FOURTH AVENUE SOUTH
                                            MINNEAPOLS, MINNESOTA 55415
                                      (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offerings: Continuous

It is proposed that this filing will become effective:

[ ] immediately upon filing pursuant to paragraph (b):
[X] on July 17, 2004 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                                      THRIVENT MUTUAL FUNDS
                                                            PROSPECTUS
                                                       Class A and B Shares

                                                          July 17, 2004

                                                     Thrivent Technology Fund

                                              Thrivent Partner Small Cap Value Fund

                                                  Thrivent Small Cap Stock Fund

                                                  Thrivent Small Cap Index Fund

                                                   Thrivent Mid Cap Growth Fund

                                                   Thrivent Mid Cap Stock Fund

                                                   Thrivent Mid Cap Index Fund

                                            Thrivent Partner International Stock Fund

                                                  Thrivent Large Cap Growth Fund

                                                  Thrivent Large Cap Value Fund

                                                  Thrivent Large Cap Stock Fund

                                                  Thrivent Large Cap Index Fund

                                                      Thrivent Balanced Fund

                                                     Thrivent High Yield Fund

                                                 Thrivent Partner High Yield Fund

                                                   Thrivent Municipal Bond Fund

                                                       Thrivent Income Fund

                                                     Thrivent Core Bond Fund

                                               Thrivent Limited Maturity Bond Fund

                                                    Thrivent Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is
truthful or complete. Any representation to the contrary is a criminal offense.   Shares of Thrivent Mutual Funds are not
deposits or other obligations of Thrivent Financial Bank or any other bank, nor are they guaranteed or endorsed by Thrivent
Financial Bank or any other bank, or insured or otherwise protected by the Federal Deposit Insurance Corporation, the Federal
Reserve Board or any other federal agency.   Shares of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

                                                                                       Page
Thrivent Technology Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Thrivent Small Cap Index Fund
Thrivent Mid Cap Growth Fund
Thrivent Mid Cap Stock Fund
Thrivent Mid Cap Index Fund
Thrivent Partner International Stock Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Large Cap Index Fund
Thrivent Balanced Fund
Thrivent High Yield Fund
Thrivent Partner High Yield Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Core Bond Fund
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
         Investment Adviser
         Advisory Fees
         Portfolio Management
         Personal Securities Investments
         Standard & Poor's Trademarks

SHAREHOLDER INFORMATION
         Pricing Funds' Shares
         Choosing a Class of Shares
         Class A Shares
         Class B Shares
         Buying Shares
         Redeeming Shares
         Exchanging Shares Between Funds

DISTRIBUTIONS
         Dividends
         Capital Gains
         Distribution Options

TAXES
         General
         Thrivent Municipal Bond Fund
         Thrivent Partner International Stock Fund

OTHER SECURITIES AND INVESTMENT PRACTICES

FINANCIAL HIGHLIGHTS

                                              IMPORTANT NOTICE ABOUT CLASS B SHARES

Effective at the close of business on October 15, 2004, Thrivent Mutual Funds will no longer offer Class B shares.

                                                                            Class A - AATSX
THRIVENT TECHNOLOGY FUND
                                                                            Class B - BBTSX

INVESTMENT OBJECTIVE
Thrivent Technology Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Technology Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks of technology companies. Technology companies include the following industries:
information technology, telecommunications services, computer and electronics retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Fund's investment adviser focuses on equity securities of U.S. technology companies that have a strong potential for future growth.  These companies typically provide little or no
dividend.   Should the investment adviser  determine that the Fund would benefit from reducing the percentage of its assets invested in technology stocks from 80% to a lesser amount, we will notify you  at least 60 days prior to the change.  While stocks may be purchased without regard to market capitalizations, the investment adviser focuses on large and medium-sized companies.  Although market capitalizations are constantly changing, as of April 30, 2004, large and medium-sized companies had market capitalizations of at least $11.4 billion according to Lipper, Inc.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Technology Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The prices of technology securities historically have been more volatile than other securities, especially over the short term.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser  in assessing the potential of the securities in which the Fund invests.  The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Technology
Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Technology
Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

The Fund commenced operations on July 1, 2000.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'01         -37.08%
'02         -43.07%
'03         +51.77%

The Fund's year-to-date return as of June 30, 2004 was 0.29%.

Best Quarter:       Q4'01    +32.33%

Worst Quarter       Q3'01    -39.39%

               AVERAGE ANNUAL TOTAL RETURNS
            (PERIODS ENDED DECEMBER 31, 2003)

------------------------- ----------- --------------
                                      Since
Thrivent Technology                   Inception of
Fund                      1 Year      Fund
                                      (07/01/00)
------------------------- ----------- --------------
------------------------- ----------- --------------
Class A (before taxes)    43.51%      -27.55%
------------------------- ----------- --------------
------------------------- ----------- --------------
Class A(after taxes on
distributions)            43.51%      -27.55%
------------------------- ----------- --------------
------------------------- ----------- --------------
Class A(after taxes on
distributions and
redemptions)              28.28%      -19.95%
------------------------- ----------- --------------
------------------------- ----------- --------------
Class B                   46.91%      -27.47%
------------------------- ----------- --------------
------------------------- ----------- --------------
Goldman Sachs
Technology Industry
Composite Index/1/        54.18%      -23.95%
------------------------- ----------- --------------

/1/The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Technology  Fund/1/.

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.75%                           0.75%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    1.20%                           1.66%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating
Expenses/4/                       2.20%                           3.41%
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for Thrivent Technology Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/The investment adviser has contractually agreed, through at least December 31, 2004,  to reimburse certain expenses associated with operating Thrivent Technology Fund equal in the aggregate to 0.50% of the average daily net assets of the Class A shares of the Fund and 1.00% of the average daily net assets of the Class B shares of the Fund. With this reimbursement, the Total Annual
Fund Operating Expenses would be 1.70% for Class A shares and 2.41% for Class B shares.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Technology Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $761               $1,202             $1,667             $2,949
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $844               $1,347             $1,774             $3,052
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $761               $1,202             $1,667             $2,949
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $344               $1.047             $1,774             $3,052
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AALVX
                 THRIVENT PARTNER SMALL CAP VALUE FUND
                                                                            Class B - BBSVX

INVESTMENT OBJECTIVE
Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Partner Small Cap Value Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund's subadviser focuses mainly on the stocks of smaller
U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the
Russell 2000 Value Index.  Although market capitalizations are constantly changing, as of April 30, 2004, the largest companies included in the Index have market capitalizations of less than $3.1 billion.  The Fund will not sell a stock just because the company has grown to a market capitalization outside the range.  Should the subadviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to such a change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company.  The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.  The Fund's subadviser considers these factors, among others, in choosing companies:

o       low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
o       low stock price relative to a company's underlying asset values;
o       above-average dividend yield relative to a company's peers or its own historic norm;
o       a plan to improve the business through restructuring; and
o       a sound balance sheet and other positive financial characteristics.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is described on page 2.)

PRINCIPAL RISKS
Thrivent Partner Small Cap Value Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value stocks are out of favor.

Small Cap Risk.  Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner Small Cap Value
Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Partner Small
Cap Value Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Partner Small Cap Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Partner Small Cap Value Fund commenced operations on July 17, 2001.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'02        -15.39%
'03       +47.54%

The Fund's year-to-date return as of June 30, 2004 was 8.13%.

Best Quarter        Q2'03     +21.75%
Worst Quarter       Q3'02     -20.81%

                    AVERAGE ANNUAL TOTAL RETURNS
                 (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ---------- ----------------
Thrivent Partner Small               Since
Cap Value Fund            1 Year     Inception of
                                     Fund (07/17/01)
------------------------- ---------- ----------------
------------------------- ---------- ----------------
Class A (before taxes)    39.45%     9.78%
------------------------- ---------- ----------------
------------------------- ---------- ----------------
Class A (after taxes on
distributions)            39.45%     9.67%
------------------------- ---------- ----------------
------------------------- ---------- ----------------
Class A (after taxes on
distributions and
redemptions)              25.64%     7.87%
------------------------- ---------- ----------------
------------------------- ---------- ----------------
Class B                   42.22%     10.41%
------------------------- ---------- ----------------
------------------------- ---------- ----------------
S&P SmallCap 600/Barra
Value Index/1/            40.04%     8.94%
------------------------- ---------- ----------------
------------------------- ---------- ----------------
Russell 2000 Value        46.03%     N/A/3/
Index/2/
------------------------- ---------- ----------------

/1/The S&P SmallCap 600/Barra Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P
SmallCap 600 Index that have low price-to-book ratios.  The Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 2000 Value Index measures the performance of small cap value stocks.  The Index does not reflect deductions for fees, expenses or taxes.  Because the Russell 2000 Value Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P SmallCap 600 Index.
/3/ Performance information for the Russell 2000 Value Index is not available for the time period shown in the table.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner Small Cap Value Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.70%                           0.70%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.96%                           1.14%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating
Expenses/4/                       1.91%                           2.84%
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/The investment adviser has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Thrivent Partner Small Cap Value Fund equal in the aggregate to 0.50% of the average daily net assets of the
Fund.  With this reimbursement, the Total Annual Fund Expenses would be 1.41% for Class A shares and 2.34% for Class B shares.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner Small Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $733               $1,118             $1,526             $2,662
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $788               $1,181             $1,501             $2,650
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $733               $1,118             $1,526             $2,662
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $288               $881               $1,501             $2,650
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AASMX
                     THRIVENT SMALL CAP STOCK FUND
                                                                            Class B - BBSMX

INVESTMENT OBJECTIVE
Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Small Cap Stock Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund's investment adviser focuses mainly in the stocks of smaller
U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P
SmallCap 600 Index and the Russell 2000 Index. Although market capitalizations are constantly changing, as of April 30, 2004, those indexes included companies with market capitalizations less than $2.9 billion.  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you  at least 60 days' prior to of such a change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are described on page 2.)  The investment adviser looks for small companies that, in its opinion:

o       have an opportunity for rapid growth;
o       have capable management; and
o       are financially sound.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS
Thrivent Small Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk.  Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Small Cap
Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Small
Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Small Cap Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.  The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period. The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Small Cap Stock Fund commenced operations on July 1, 1996.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were designated as Class A shares.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)
'97        16.85%
'98        -2.49%
'99        13.16%
'00        17.86%
'01         9.05%
'02       -21.72%
'03        40.18%

The Fund's year-to-date return as of June 30, 2004 was 7.95%.

Best Quarter        Q4 '01    +22.78%
Worst Quarter       Q3 '98    -21.33%

                  AVERAGE ANNUAL TOTAL RETURNS
                (PERIOD ENDED DECEMBER 31, 2003)

------------------------- ----------- ------------ -------------------- -------------
                                                                        Since
                                                   Since Inception of   Inception
Thrivent Small Cap                                 Fund (07/01/96)      of Class B
Stock Fund                1 Year      5 Years                           (01/08/97)
------------------------- ----------- ------------ -------------------- -------------
------------------------- ----------- ------------ -------------------- -------------
Class A (before taxes)    32.47%      8.55%        9.47%                N/A
------------------------- ----------- ------------ -------------------- -------------
------------------------- ----------- ------------ -------------------- -------------
Class A (after taxes on
distributions)            32.47%      7.51%        8.21%                N/A
------------------------- ----------- ------------ -------------------- -------------
------------------------- ----------- ------------ -------------------- -------------
Class A (after taxes on
distributions and
redemptions)              21.11%      6.57%        7.26%                N/A
------------------------- ----------- ------------ -------------------- -------------
------------------------- ----------- ------------ -------------------- -------------
Class B                   34.75%      8.70%        N/A                  8.21%
------------------------- ----------- ------------ -------------------- -------------
------------------------- ----------- ------------ -------------------- -------------
S&P SmallCap 600 Index/1/ 38.77%      9.67%        10.59%               10.10%
------------------------- ----------- ------------ -------------------- -------------
------------------------- ----------- ------------ -------------------- -------------
Russell 2000 Index/2/     47.27%      7.14%        N/A/3/               N/A/3/
------------------------- ----------- ------------ -------------------- -------------

/1/The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks.  The Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 2000 Index measures the performance of small cap stocks.  The Index does not reflect deductions for fees, expenses or taxes.  Because the Russell 2000 Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P SmallCap 600 Index.
/3/ Performance information for the Russell 2000 Index is not available for the time period shown in the table.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small Cap Stock Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.68%                           0.68%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.49%                           0.76%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating
Expenses                          1.42%                           2.44%
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances." We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Small Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $686               $974               $1,283             $2,157
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $747               $1,061             $1,301             $2,181
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $686               $974               $1,283             $2,157
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $247               $761               $1,301             $2,181
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AALSX
                     THRIVENT SMALL CAP INDEX FUND

INVESTMENT OBJECTIVE
Thrivent Small Cap Index Fund  seeks capital growth that tracks the performance of the S&P SmallCap 600 Index, by investing primarily in common stocks of the Index.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Small Cap Index Fund invests substantially all of its assets (more than 80%) in all of the small company common stocks included in the S&P SmallCap 600 Index in the proportions in which they are represented in the
Index. Although market capitalizations are constantly changing, as of April 30, 2004, that Index included companies with market capitalizations less than $2.9 billion.  This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund.  The S&P SmallCap 600 Index is a capitalization-weighted index comprised of 600
domestic small capitalization stocks chosen for market size, liquidity, and industry representation.   The Index is adjusted
quarterly, and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund.
However, any such changes may result in slight variations from the Index.   For liquidity reasons, the Fund may invest, to some
degree, in money market instruments.  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company common stocks from more than 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.

PRINCIPAL RISKS
Thrivent Small Cap Index Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk.  Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Small Cap Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges  and assumes that you sold your shares at the end of the period.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Small Cap Index Fund commenced operations on July 1, 2000.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'01           4.18%
'02         -15.50%
'03          37.17%

The Fund's year-to-date return as of June 30, 2004 was 9.35%.

Best Quarter        Q4 '01     +19.86%
Worst Quarter       Q3 '02     -18.46%

          AVERAGE ANNUAL TOTAL RETURNS
       (PERIODS ENDED DECEMBER 31, 2003)

------------------------- ---------- ---------------
                                     Since
Thrivent Small Cap                   Inception of
Index Fund                1 Year     Fund
                                     (07/01/00)
------------------------- ---------- ---------------
------------------------- ---------- ---------------
Class A (before taxes)    29.63%     4.43%
------------------------- ---------- ---------------
------------------------- ---------- ---------------
Class A (after taxes on
distributions)            29.57%     4.18%
------------------------- ---------- ---------------
------------------------- ---------- ---------------
Class A (after taxes on
distributions and
redemptions)              19.35%     3.47%
------------------------- ---------- ---------------
------------------------- ---------- ---------------
S&P SmallCap 600 Index/1/ 38.77%     7.88%
------------------------- ---------- ---------------

/1/The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks.  The  Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small Cap Index Fund./1/   The
Fund offers only Class A shares.

--------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/
lower)
--------------------------------- -------------------------------

--------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Management Fees                   0.25%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Other Expenses                    0.77%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Total Annual Fund Operating
Expenses                          1.27%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Expense Reimbursement/4/          0.32%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Net Expenses                      0.95%
--------------------------------- -------------------------------
--------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a
"small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/The investment adviser has contractually agreed, through at least July 31, 2005, to reimburse certain expenses (including management fees) associated with operating Thrivent Small Cap Index Fund in order to limit the net operating expenses to an annual rate of 0.95% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Small Cap Index Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $673               $932               $1,210             $2,003
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $673               $932               $1,210             $2,003
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - LBMGX
                     THRIVENT MID CAP GROWTH FUND
                                                                            Class B - LUGBX

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S.
companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap Growth Fund invests at least 80%
of its net assets (plus the amount of any borrowing for investment purposes) in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra
Growth Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of April 30,
2004, those Indexes were comprised of companies with  market capitalization between $385 million and $21.2 billion.  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund's investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are described on page 2.)  The investment adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company' earning or revenues fall short of expectations, its stock price may
fall dramatically.   In addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Mid Cap Growth
Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Mid Cap Growth
Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.  On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood Mid Cap Growth Fund, which commenced operations on May 30, 1997.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were designated as Class A shares.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'98  11.55%
'99      48.23%
'00      12.01%
'01    - 20.63%
'02    - 26.15%
'03      33.72%

The Fund's year-to-date return as of June 30, 2004 was 2.77%.

Best Quarter        Q4 '99     +34.20%
Worst Quarter       Q1 '01     -24.10%

             AVERAGE ANNUAL TOTAL RETURNS
          (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ---------- ----------- ------------------- --------------
                                                                     Since
                                                                     Inception of
Thrivent Mid Cap Growth                          Since Inception     Class B
Fund                      1 Year     5 Years     of Fund (05/30/97)  (10/31/97)
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Class A (before taxes)    26.37%     4.23%       6.81%               N/A
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Class A (after taxes on
distributions)            26.37%     3.51%       5.86%               N/A
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Class A (after taxes on
distributions and
redemptions)              17.14%     3.24%       5.23%               N/A
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Class B                   28.60%     4.62%       N/A                 5.71%
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Russell MidCap Growth
Index/1/                  42.71%     2.01%       6.16%               4.77%
------------------------- ---------- ----------- ------------------- --------------

/1/The Russell Midcap Growth Index measures the performance of mid cap growth stocks.  The  Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Growth Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.42%                           0.42%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.67%                           1.18%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating
Expenses/4/                       1.34%                           2.60%
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger of Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund.

/4/The investment adviser has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Mid Cap Growth Fund in order to limit the net operating expenses to an annual rate of
2.69% of the average daily net assets of Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $679               $952               $1,245             $2,076
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $763               $1,109             $1,381             $2,208
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $679               $952               $1,245             $2,076
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $263               $809               $1,381             $2,208
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AASCX
                      THRIVENT MID CAP STOCK FUND
                                                                            Class B - BBSCX

INVESTMENT OBJECTIVE
Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Mid Cap Stock Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund's investment adviser focuses mainly on the stocks of mid-sized U.S.
companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index and the Russell MidCap Index. Although market capitalizations are constantly changing, as of April 30, 2004, those Indexes were comprised of companies with  market capitalization between $385 million and $21.2 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days' prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are described on page 2.)  The investment adviser looks for mid-sized companies that, in its opinion:

o       have prospects for growth in their sales and earnings;
o       are in an industry with a good economic outlook;
o       have high-quality management; and
o       have a strong financial position.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS
Thrivent Mid Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of Thrivent Mid Cap Stock
Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Mid Cap Stock
Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Mid Cap Stock Fund commenced operation on June 30, 1993.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'94              -4.79%
'95              44.49%
'96               8.75%
'97              18.03%
'98               2.08%
'99              18.33%
'00              20.03%
'01             -16.43%
'02             -15.95%
'03              31.69%

The Fund's year-to-date return as of June 30, 2004 was 5.91%.

Best Quarter        Q4 '98              +22.85%
Worst Quarter       Q3 '01              -22.15%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ---------- ----------- ------------------- --------------
                                                                     Since
                                                                     Inception of
Thrivent Mid Cap Stock                                               Class B
Fund                      1 Year     5 Years     10 Years            (01/08/97)
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Class A (before taxes)    24.48%     4.42%       8.39%               N/A
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Class A (after taxes on
distributions)            24.48%     2.73%       6.53%               N/A
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Class A (after taxes on
distributions and
redemptions)              15.91%     2.98%       6.30%               N/A
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
Class B                   26.07%     4.39%       N/A                 5.85%
------------------------- ---------- ----------- ------------------- --------------
------------------------- ---------- ----------- ------------------- --------------
S&P MidCap 400 Index/1/   35.59%     9.20%       13.92%              13.51%
------------------------- ---------- ----------- ------------------- --------------

/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Stock Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.66%                           0.66%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.37%                           0.79%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating
Expenses                          1.28%                           2.45%
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  The Funds also may charge a fee of up to $50 for a redemption by wire.
See "Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $673               $933               $1,213             $2,009
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $748               $1,062             $1,303             $2,099
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $673               $933               $1,213             $2,009
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $248               $762               $1,303             $2,099
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AAMIX
                      THRIVENT MID CAP INDEX FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Index Fund seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Mid Cap Index Fund invests substantially all of its assets (more than 80%) in all of the mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index.
Although market capitalizations are constantly changing, as of April 30, 2004, mid cap companies have market capitalization between $385 million and $13.0 billion. This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund.  The S&P MidCap 400 Index is a capitalization weighted index of 400 medium capitalization stocks chosen for market size, liquidity, and industry representation.  The Index is adjusted quarterly and  when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index.  For liquidity reasons, the Fund may invest, to some degree, in money market instruments. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap common stocks from more than 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.

PRINCIPAL RISKS
Thrivent Mid Cap Index Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges  and assumes that you sold your shares at the end of the period.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their
Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Mid Cap Index Fund commenced operations on July 1, 2000.  How a fund has performed in the past (before and after taxes)
is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'01         -2.36%
'02        -15.56%
'03         33.77%

The Fund's year-to-date return as of June 30, 2004 was 5.58%.

Best Quarter    Q4 '01          +17.35%
Worst Quarter   Q3 '02          -16.72%

           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ---------- ------------------
Thrivent Mid Cap Index               Since Inception
Fund                      1 Year     of Fund
                                     (07/01/00)
------------------------- ---------- ------------------
------------------------- ---------- ------------------
Class A (before taxes)    26.45%     2.49%
------------------------- ---------- ------------------
------------------------- ---------- ------------------
Class A (after taxes on
distributions)            26.45%     2.37%
------------------------- ---------- ------------------
------------------------- ---------- ------------------
Class A (after taxes on
distributions and
redemptions)              17.19%     1.97%
------------------------- ---------- ------------------
------------------------- ---------- ------------------
S&P MidCap 400 Index/1/   35.59%     5.79%
------------------------- ---------- ------------------

/1/The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap Index Fund./1/ The Fund offers only Class A shares.

--------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/
lower)
--------------------------------- -------------------------------

--------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Management Fees                   0.25%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Other Expenses                    0.79%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Total Annual Fund Operating
Expenses                          1.29%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Expense Reimbursement/4/          0.39%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Net Expenses                      0.90%
--------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a
"small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."
We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/The investment adviser has contractually agreed, through at least July 31, 2005, to reimburse certain expenses (including management fees) associated with operating Thrivent Mid Cap Index Fund in order to limit the net operating expenses to an annual rate of 0.90% of the average daily net assets of the  Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Index Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $674               $937               $1,219             $2,022
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $674               $937               $1,219             $2,022
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AAITX
               THRIVENT PARTNER INTERNATIONAL STOCK FUND
                                                                            Class B - BBITX

INVESTMENT OBJECTIVE
Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

PRINCIPAL STRATEGIES
Thrivent Partner International Stock Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks.  Should  the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in stock from 80%
to a lesser amount, we will notify you at least 60 days prior to the change.  While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium sized, companies.
Thrivent Investment Management Inc. has selected two subadvisers with differing management styles to subadvise the Fund.  Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks.  The Fund's assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc. ("Price International")

Price International's stock selection reflects a growth style.  While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized, companies.
In determining the appropriate distribution of investments among various countries and geographic regions, Price International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth.  (Fundamental analysis is described on page 2.) Price International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making. Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to havepoor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

o       Leading market position
o       Attractive business niche
o       Strong franchise or natural monopoly
o       Technological leadership or proprietary advantages
o       Seasoned management
o       Earnings growth and cash flow sufficient to support growing dividends
o       Healthy balance sheet with relatively low debt

Price International may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

Mercator Asset Management, LP ("Mercator")

Mercator's stock selection reflects a value style.  Mercator may invest in securities of issuers of any capitalization size.
Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis.  The goal of the investment team is to maximize returns on a risk-adjusted basis.  Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects.  Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets.  Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors.  Mercator will consider selling a security when fundamental analysis indicates that that the security is less attractive than alternative investments.

PRINCIPAL RISKS
Thrivent Partner International Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include: demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk.  Stocks of non-U.S. companies in which Thrivent Partner International Stock Fund invests generally carry more risk than stocks of U.S. companies.  The economies and financial markets of certain regions-such as Latin America,
Asia, Europe and the Mediterranean region-can be highly interdependent and may decline at the same time.  Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments,
trading days, and accounting standards of non-U.S. markets, and higher transaction costs.   The Fund's investment in any country
could be subject to governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect on security prices and impair the Fund's ability to repatriate capital or income.  The Fund is also subject to the risk that the value of a foreign currency may decline against the U. S. dollar, which would reduce the dollar value of securities denominated in that currency.  The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to the U.S. dollar, and whether currency positions are hedged.  Under normal conditions, the Fund does not engage in extensive foreign currency hedging programs.  Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk.  The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.
Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of Price
International and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers' assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of
Thrivent Partner International Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Partner International Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Partner International Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.  OnJuly 16, 2004, the Fund merged with
Lutheran Brotherhood World Growth Fund.  The performance presented is for Lutheran Brotherhood World Growth Fund, which commenced operations on September 5, 1995.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown.  The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of Thrivent Partner International Stock Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares. The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'96      13.43%
'97       2.17%
'98      15.72%
'99      32.64%
'00     -17.13%
'01     -21.83%
'02     -18.39%
'03      28.81%

The Fund's year-to-date return as of June 30, 2004 was 1.64%.

Best Quarter        Q4 '99     +24.13%
Worst Quarter       Q3 '02     -21.77%

         AVERAGE ANNUAL TOTAL RETURNS
      (PERIODS ENDING DECEMBER 31, 2003)

------------------------- --------- ---------- ------------------ ------------------
                                               Since Inception    Since Inception
Thrivent Partner                               of Fund            of Class B
International Stock Fund  1 Year    5 Years    (09/05/95)         (10/31/97)
------------------------- --------- ---------- ------------------ ------------------
------------------------- --------- ---------- ------------------ ------------------
Class A (before taxes)    21.78%    -3.11%     2.05%              N/A
------------------------- --------- ---------- ------------------ ------------------
------------------------- --------- ---------- ------------------ ------------------
Class A (after taxes on
distributions)            21.77%    -3.55%     1.65%              N/A
------------------------- --------- ---------- ------------------ ------------------
------------------------- --------- ---------- ------------------ ------------------
Class A (after taxes on
distributions and
redemptions)              14.17%    -2.38%     1.68%              N/A
------------------------- --------- ---------- ------------------ ------------------
------------------------- --------- ---------- ------------------ ------------------
Class B                   23.82%    -2.76%     N/A                0.09%
------------------------- --------- ---------- ------------------ ------------------
------------------------- --------- ---------- ------------------ ------------------
MSCI EAFE Index/1/        39.17%    0.26%      N/A/2/             3.24%
------------------------- --------- ---------- ------------------ ------------------

/1/The Morgan Stanley Capital International, Europe, Australasia, Far East Index (EAFE Index) measures the performance of stocks in developed countries outside of North American.  The Index does not reflect deductions for fees, expenses or taxes.
/2/Performance returns for the MSCI EAFE Index are not available for the time period shown in the table.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner International Stock
Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.61%                           0.61%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.74%                           1.35%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating
Expenses/4/                       1.60%                           2.96%
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood World Growth Fund.

/4/The investment adviser has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Partner International Stock Fund in order to limit the net operating expenses to an annual rate of 2.75% of the average daily net assets of the Class B shares Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner International Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $704               $1,028             $1,374             $2,348
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $799               $1,214             $1,555             $2,520
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $704               $1,028             $1,374             $2,348
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $299               $914               $1,555             $2,520
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AAAGX
                    THRIVENT LARGE CAP GROWTH FUND
                                                                            Class B - BBAGX

INVESTMENT OBJECTIVE
Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Large Cap Growth Fund invests at least 80% of  its  net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The investment adviser defines large market capitalization according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, based on Lipper's guidelines as of April 30, 2004, companies with large market capitalizations are those with market capitalizations of at least $11.4 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least
60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole. (Fundamental, quantitative, and technical analysis are described on page 2.)  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Large Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty. Common stocks of a company are subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company's earning or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in
the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.   Shares of Thrivent Large Cap
Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Large
Cap Growth Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Growth Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  OnJuly 16, 2004, the Fund merged with Lutheran
Brotherhood Growth Fund.  The performance presented is for Lutheran Brotherhood Growth Fund, which commenced operations on
October 29, 1999.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares
will vary.    How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'00       -14.36%
'01       -24.33%
'02       -30.14%
'03        28.95%

The Fund's year-to-date return as of June 30, 2004 was 2.86%.

Best Quarter        Q2'03     +14.00%
Worst Quarter       Q1'01     -21.65%

           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2003)

----------------------- ---------- ---------------------
Thrivent Large Cap                 Since Inception of
Growth Fund             1 Year     Fund (10/29/99)
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Class A (before taxes)  21.92%     -10.13%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Class A (after taxes
on distributions)       21.92%     -10.13%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Class A (after taxes
on distributions and
redemptions)            14.25%     -7.81%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Class B                 23.98%     -9.79%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Russell 1000 Growth/1/  29.75%     -9.08%
----------------------- ---------- ---------------------

/1/The Russell 1000 Growth Index measures the performance of large cap growth stocks.   The Index does not reflect deductions for
fees, expenses, or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap Growth Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.75%                           0.75%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    1.03%                           1.59%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating
Expenses                          2.03%                           3.34%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Expense Reimbursement/4/          0.80%                           0.80%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Net Expenses                      1.23%                           2.54%
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Growth Fund.

/4/The investment adviser has contractually agreed, through at least December 31, 2005, to reimburse certain expenses (including management fees) associated with operating Thrivent Large Cap Growth Fund equal in the aggregate to 0.80% of the average daily net assets of the Fund.  The investment adviser has also voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Large Cap Growth Fund in order to limit the net operating expenses to an annual rate of 3.31% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $745               $1,151             $1,583             $2,778
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $837               $1,327             $1,741             $2,927
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $745               $1,151             $1,583             $2,778
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $337               $1,027             $1,741             $2,927
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                             Class A - AAUTX
                     THRIVENT LARGE CAP VALUE FUND
                                                                             Class B - BBEIX

INVESTMENT OBJECTIVE

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

The principal strategy for achieving this objective is to invest at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies.  The Fund's investment adviser defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, as of April 30, 2004, companies with large market capitalizations are those with market capitalizations of at least $11.4 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on  stocks of
U.S.companies that it believes are undervalued in relation to their long-term earnings power or asset value.  These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios. (Fundamental, quantitative, and technical analysis are described on page 2.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Large Cap Value Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Large Cap
Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Large
Cap Value Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On July 16, 2004, the Fund merged with Lutheran
Brotherhood Value Fund.  The performance presented is for Lutheran Brotherhood Value Fund, which commenced operations on October
29, 1999.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares
will vary.    How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'00          1.92%
'01         -9.53%
'02        -23.38%
'03         26.40%

The Fund's year-to-date return as of June 30, 2004 was 4.07%.

Best Quarter:       Q2'03   +15.08%
Worst Quarter:      Q3'02   -17.63%

           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2003)

----------------------- ---------- ---------------------
Thrivent Large Cap                 Since Inception of
Value Fund              1 Year     Fund (10/29/99)
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Class A (before taxes)  19.40%     -3.01%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Class A (after taxes
on distributions)       19.29%     -3.13%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Class A (after taxes
on distributions and
redemptions)            12.75%     -2.42%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Class B                 21.50%     -2.65%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
S&P 500/Barra Value
Index/1/                31.76%     0.18%
----------------------- ---------- ---------------------
----------------------- ---------- ---------------------
Russell 1000 Value
Index/2/                30.03%     1.14%
----------------------- ---------- ---------------------

/1/The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap U.S. stocks. The Index does not reflect deductions for fees, expenses or taxes.

/2/The Russell 1000 Value Index measures the performance of large cap value stocks.   The Index does not reflect deductions for
fees, expenses, or taxes.  Because the Russell 1000 Value Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500/Barra Value Index.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap Value Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.45%                           0.45%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.39%                           0.98%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       1.09%                           2.43%
Expenses
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Value Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $655               $878               $1,118             $1,806
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $746               $1,057             $1,295             $1,978
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $655               $878               $1,118             $1,806
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $246               $757               $1,295             $1,978
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AALGX
                     THRIVENT LARGE CAP STOCK FUND
                                                                            Class B - BBLGX

INVESTMENT OBJECTIVE
Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Large Cap Stock Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies.  Although market capitalizations are constantly changing, as of April 30, 2004, large cap companies have market capitalization greater than $11.4 billion according to Lipper,
Inc.  The Fund's investment adviser focuses on dividend-paying stocks of U.S. companies with earnings growth per share that are higher than stocks included in the S&P 500 Index.  The investment adviser looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page 2.)  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Large Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Large Cap
Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Large
Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Stock Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Large Cap Stock Fund commenced operations on July 16, 1987. Prior to January 8, 1997, share of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'94         -1.38%
'95         31.00%
'96         22.05%
'97         33.57%
'98         28.19%
'99         22.61%
'00         -1.09%
'01        -13.95%
'02        -22.75%
'03         21.13%

The Fund's year-to-date return as of June 30, 2004 was 1.19%.

Best Quarter:       Q4 '98              +21.92%
Worst Quarter:      Q3 '02              -17.71%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2003)

------------------------- --------- ----------- ----------- ------------------
Thrivent Large Cap                                          Since Inception
Stock Fund                1 Year    5 Years     10 Years    of Class B
                                                            (01/08/97)
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (before taxes)    14.48%    -1.60%      9.56%       N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (after taxes on
distributions)            14.41%    -1.98%      8.66%       N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (after taxes on
distributions and
redemptions)              9.49%     -1.26%      7.78%       N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class B                   15.73%    -1.52%      N/A         6.69%
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
S&P 500 Index/1/          28.67%    -0.57%      11.06%      7.42%
------------------------- --------- ----------- ----------- ------------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap Stock Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.51%                           0.51%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.25%                           0.72%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       1.01%                           2.23%
Expenses/4/
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Fund on July 16, 2004.

/4/The investment adviser has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Large Cap Stock Fund in order to limit the net operating expenses to an annual rate of
1.89% of the average daily net assets of Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $647               $853               $1,075             $1,714
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $726               $997               $1,195             $1,832
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $647               $853               $1,075             $1,714
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $226               $697               $1,195             $1,832
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AALCX
                     THRIVENT LARGE CAP INDEX FUND

INVESTMENT OBJECTIVE
Thrivent Large Cap Index Fund seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Large Cap Index Fund  invests substantially all of its assets (more than 80%) in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund.
The S&P 500 Index is comprised of 500 domestic large company stocks. The Index is adjusted quarterly, and  when changes to the
Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index.  For liquidity reasons, the Fund may invest to some degree in money market instruments.  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large company common stocks from more than 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.

PRINCIPAL RISKS
Thrivent Large Cap Index Fund  is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Index Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges and assumes that you sold your shares at the end of the period.  The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Large Cap Index Fund commenced operations on July 1, 2000.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'01       -13.54%
'02       -22.53%
'03        27.98%

The Fund's year-to-date return as of June 30, 2004 was 3.28%.

Best Quarter:       Q2'03     +15.89%
Worst Quarter:      Q3'02     -16.94%

                AVERAGE ANNUAL TOTAL RETURNS
            (PERIODS ENDING DECEMBER 31, 2003)

------------------------- --------- ----------------
Thrivent Large Cap                  Since Inception
Index Fund                1 Year    (07/01/00)
------------------------- --------- ----------------
------------------------- --------- ----------------
Class A (before taxes)    20.94%    -8.61%
------------------------- --------- ----------------
------------------------- --------- ----------------
Class A (after taxes on
distributions)            20.74%    -8.69%
------------------------- --------- ----------------
------------------------- --------- ----------------
Class A(after taxes on
distributions and
redemptions)              13.86%    -6.73%
------------------------- --------- ----------------
------------------------- --------- ----------------
S&P 500 Index/1/          28.67%    -6.24%
------------------------- --------- ----------------

/1/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap Index Fund./1/  The
Fund offers only Class A shares.

--------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/
lower)
--------------------------------- -------------------------------

--------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted       CLASS A SHARES
from Fund assets)
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Management Fees                   0.25%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Other Expenses                    0.75%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Total Annual Fund Operating
Expenses                          1.25%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Expense Reimbursement/4/          0.85%
--------------------------------- -------------------------------
--------------------------------- -------------------------------
Net Expenses                      0.40%
--------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a
"small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."
We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/The investment adviser has voluntarily agreed, through at least July 31, 2005, to reimburse certain expenses (including management fees) associated with operating Thrivent Large Cap Index Fund in order to limit the net operating expenses to an annual rate of 0.40% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Index Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $670               $924               $1,197             $1,976
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $670               $924               $1,197             $1,976
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AABFX
                        THRIVENT BALANCED FUND
                                                                            Class B - BBBFX

INVESTMENT OBJECTIVE
Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

PRINCIPAL STRATEGIES
Thrivent Balanced Fund invests in a combination of common stocks, bonds, and money market instruments. The Fund's investment adviser focuses on U.S. companies and establishes the Fund's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class.  The investment adviser tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. The Fund invests in the following three asset classes within the ranges given:

                             Minimum          Maximum
-----------------------------------------------------
 Common Stocks                 35%              75%
 Debt Securities               25%              50%
 Money Market Instruments       0%              40%

As of April 30, 2004, the investments in the asset classes were as follows:

                                      Percent Weighted
-------------------------------------------------------
Common Stocks                               50.2%
Debt Securities                             32.1%
Money Market Instruments                    17.7%
                                          -------
Total                                      100.0%

The investment adviser focuses on common stocks of U.S. companies with varying market capitalizations similar to those companies included in the Russell 3000 Index and the S&P 1500 Index. Although market capitalizations are constantly changing, as of April
30, 2004, those Indexes were comprised of companies with market capitalizations of between $23 million and $306 billion.  For debt securities, the Fund's investment adviser invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities, and it may purchase bonds of any maturity.  (Asset backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit).

PRINCIPAL RISKS
Thrivent Balanced Fund is subject to the following principal investment risks.

Market Risk.   Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.  Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The value of the Fund's shares may be affected by weak equity markets or changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest.  Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Balanced Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Balanced Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Balanced Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Balanced Fund commenced operations on December 29, 1997.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A )

'98          18.04%
'99          10.97%
'00           3.31%
'01          -3.02%
'02         -11.36%
'03          14.94%

The Fund's year-to-date return as of June 30, 2004 was 0.84%.

Best Quarter        Q4'98    +11.28%
Worst Quarter       Q3'02     -8.95%

                      AVERAGE ANNUAL TOTAL RETURNS
                   (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ---------- --------- ----------------------
                                               Since Inception
Thrivent Balanced Fund    1 Year     5 Years   (12/29/97)
------------------------- ---------- --------- ----------------------
------------------------- ---------- --------- ----------------------
Class A (before taxes)    8.66%      1.37%     3.97%
------------------------- ---------- --------- ----------------------
------------------------- ---------- --------- ----------------------
Class A (after taxes on
distributions)            8.15%      0.49%     3.12%
------------------------- ---------- --------- ----------------------
------------------------- ---------- --------- ----------------------
Class A (after taxes on
distributions and
redemptions)              5.76%      0.68%     2.81%
------------------------- ---------- --------- ----------------------
------------------------- ---------- --------- ----------------------
Class B                   9.98%      1.59%     4.19%
------------------------- ---------- --------- ----------------------
------------------------- ---------- --------- ----------------------
Lehman Brothers
Aggregate Bond Index/1/   4.10%      6.62%     6.95%
------------------------- ---------- --------- ----------------------
------------------------- ---------- --------- ----------------------
S&P 500 Index/2/          28.67%     -0.57%    4.09%
------------------------- ---------- --------- ----------------------
------------------------- ---------- --------- ----------------------
S&P 1500 Index/3/         29.57%     0.39%     4.63%
------------------------- ---------- --------- ----------------------

/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.
The Index does not reflect deductions for fees, expenses or taxes.

/2/The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.

/3/The S&P 1500 Index measures the performance of a group of 1500 publicly-traded stocks. The Index does not reflect deductions for fees, expenses or taxes.  Because the S&P 1500 Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P 500 Index.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     5.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.55%                           0.55%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.29%                           0.49%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       1.09%                           2.04%
Expenses
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $655               $879               $1,120             $1,810
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $707               $940               $1,099             $1,797
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $655               $879               $1,120             $1,810
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $207               $640               $1,099             $1,797
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - LBHYX
                       THRIVENT HIGH YIELD FUND
                                                                            Class B - LUHBX

INVESTMENT OBJECTIVE
Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

PRINCIPAL STRATEGIES
Under normal market conditions, Thrivent High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor
Services, Inc. or are unrated but considered to be of comparable quality by  the Fund's investment adviser.  The Fund invests in securities regardless of the securities' maturity average.  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page 2.)  The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

PRINCIPAL RISKS
Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent High Yield
Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent High Yield
Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods  (or since inception for Class B shares) compared to a broad-based securities market index.  On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood High Yield Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood High Yield Fund, which commenced operations on April 3,
1987.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of Thrivent High Yield Fund had no specific class designation.  As of that date, all of the outstanding shares were designated as Class A shares.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

Years Ended December 31st

'94      -5.29%
'95      19.38%
'96      10.96%
'97      13.47%
'98      -1.94%
'99       7.05%
'00     -16.31%
'01      -1.73%
'02      -6.98%
'03      27.09%

The Fund's year-to-date return as of June 30, 2004 was 1.47%.

Best Quarter        Q2  '03              +8.59%
Worst Quarter       Q4  '00             -12.10%

          AVERAGE ANNUAL TOTAL RETURNS
       (PERIODS ENDING DECEMBER 31, 2003)

------------------------- --------- ----------- ----------- ------------------
                                                            Since Inception
Thrivent High Yield Fund  1 Year    5 Years     10 Years    of Class B
                                                            (10/31/97)
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (before taxes)    21.32%    -0.11%      3.33%       N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (after taxes on
distributions)            18.02%    -4.00%      -0.63%      N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (after taxes on
distributions and
redemptions)              13.72%    -1,99%      0.71%       N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class B                   22.14%    0.08%       N/A         -0.08%
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Lehman Brothers High
Yield Bond Index/1/       28.97%    5.23%       6.89%       4.84%
------------------------- --------- ----------- ----------- ------------------

/1/The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent High Yield Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     4.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.39%                           0.39%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.25%                           0.56%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       0.89%                           1.95%
Expenses/4/
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/The investment adviser has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent High Yield Fund in order to limit the net operating expenses to an annual rate of
1.77% of the average daily net assets of Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent High Yield Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $537               $722               $922               $1,500
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $698               $914               $1,054             $1,629
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $537               $722               $922               $1,500
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $198               $614               $1,054             $1,629
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AAHYX
                   THRIVENT PARTNER HIGH YIELD FUND
                                                                            Class B - BBHYX

INVESTMENT OBJECTIVE
Thrivent Partner High Yield Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Partner High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield high-risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's Corporation or the "Ba" major rating category by Moody's Investor
Services, Inc. or are unrated but considered to be of comparable quality by  the Fund's investment adviser.  Should  the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from
80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page 2.)  The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

PRINCIPAL RISKS
Thrivent Partner High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds  have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner High
Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Partner
High Yield Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Partner High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Partner High Yield Fund commenced operations on January 8, 1997.  The table includes performance of Class B shares which reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

Years Ended December 31st

'98         -2.25%
'99         -3.75%
'00         -4.44%
'01          0.40%
'02         -0.80%
'03         26.65%

The Fund's year-to-date return as of June 30, 2004 was -0.73%.

Best Quarter:       Q2  '03               +9.57%
Worst Quarter:      Q3  '98               -7.76%

            AVERAGE ANNUAL TOTAL RETURNS
         (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ---------- ---------- ------------------
Thrivent Partner High                           Since Inception
Yield  Fund               1 Year     5 Years    (01/08/97)
------------------------- ---------- ---------- ------------------
------------------------- ---------- ---------- ------------------
Class A (before taxes)    20.95%     2.07%      2.97%
------------------------- ---------- ---------- ------------------
------------------------- ---------- ---------- ------------------
(after taxes on
distributions)            17.74%     -1.42%     -0.67%
------------------------- ---------- ---------- ------------------
------------------------- ---------- ---------- ------------------
(after taxes on
distributions and
redemptions)              13.42%     -0.18%     0.49%
------------------------- ---------- ---------- ------------------
------------------------- ---------- ---------- ------------------
Class B                   21.40%     2.23%      3.11%
------------------------- ---------- ---------- ------------------
------------------------- ---------- ---------- ------------------
Merrill Lynch High
Yield Cash Pay Index/1/   27.22%     5.49%      6.30%
------------------------- ---------- ---------- ------------------

/1/The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1200 "cash-pay" high-yield bonds representative of the high-yield bond market as a whole.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner High Yield Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     4.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.55%                           0.55%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.36%                           0.56%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       1.16%                           2.11%
Expenses
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner High Yield Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $563               $802               $1,060             $1,796
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $714               $960               $1,133             $1,869
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $563               $802               $1,060             $1,796
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $214               $660               $1,133             $1,869
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AAMBX
                     THRIVENT MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

PRINCIPAL STRATEGIES
Under normal market conditions, Thrivent Municipal Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.  The Fund's investment objective may not be changed without shareholder approval.

The Fund's investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)  At the time of purchase, the adviser buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.

PRINCIPAL RISKS
Thrivent Municipal Bond Fund is subject to the following principal investment risks.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The Fund's performance may be affected by political and economic conditions at the state, regional or federal level.  These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk.  Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Municipal Bond
Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Municipal Bond
Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table shown provide an indication of the risks of investing in Thrivent Municipal Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.  On July
16, 2004, the Fund merged with Lutheran Brotherhood Municipal Bond Fund.  The performance presented is for Lutheran Brotherhood
Municipal Bond Fund, which commenced operations on December 3, 1976.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of Thrivent Municipal Bond Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'94       -6.57%
'95       18.18%
'96        3.44%
'97        9.34%
'98        6.19%
'99       -3.05%
'00       11.74%
'01        4.94%
'02        8.78%
'03        4.42%

The Fund's year-to-date return as of June 30, 2004 was -0.80%.

Best Quarter:       Q1 '95   +7.50%
Worst Quarter:      Q1 '94   -6.34%

             AVERAGE ANNUAL TOTAL RETURNS
          (PERIOD ENDING DECEMBER 31, 2003)

------------------------- ---------- ----------- ----------- --------------------
                                                             Since Inception of
Thrivent Municipal Bond                                      Class B
Fund                      1 Year     5 Years     10 Years    (10/31/97)
------------------------- ---------- ----------- ----------- --------------------
------------------------- ---------- ----------- ----------- --------------------
Class A (before taxes)    -0.24%     4.27%       5.04%       N/A
------------------------- ---------- ----------- ----------- --------------------
------------------------- ---------- ----------- ----------- --------------------
Class A (after taxes on
distributions)            -1.89%     2.32%       2.99%       N/A
------------------------- ---------- ----------- ----------- --------------------
------------------------- ---------- ----------- ----------- --------------------
Class A (after taxes on
distributions and
redemptions)              -0.14%     2.44%       2.99%       N/A
------------------------- ---------- ----------- ----------- --------------------
------------------------- ---------- ----------- ----------- --------------------
Class B                   -0.22%     4.50%       N/A         4.98%
------------------------- ---------- ----------- ----------- --------------------
------------------------- ---------- ----------- ----------- --------------------
Lehman Brothers
Municipal Bond Index/1/   5.32%      5.83%       6.03%       6.12%
------------------------- ---------- ----------- ----------- --------------------

/1/The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Municipal Bond Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     4.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.41%                           0.41%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.10%                           0.18%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       0.76%                           1.59%
Expenses/4/
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Municipal Bond Fund.

/4/The investment adviser has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Municipal Bond Fund in order to limit the net operating expenses to an annual rate of
1.47% of the average daily net assets of Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Municipal Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $525               $683               $856               $1,355
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $661               $801               $864               $1,367
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $525               $683               $856               $1,355
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $161               $501               $864               $1,367
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - LUBIX
                         THRIVENT INCOME FUND
                                                                            Class B - LUIBX

INVESTMENT OBJECTIVE
Thrivent Income Fund seeks high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

PRINCIPAL STRATEGIES
The principal strategies of Thrivent Income Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables
originated by banks, credit card companies, or other providers of credit.)   Under normal conditions, at least 65% of the Fund's
assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by  the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the investment adviser

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt
obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)   The adviser may
purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL RISKS
Thrivent Income Fund is subject to the following principal investment risks.

Market Risk.   Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Income Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods  (or since inception for Class B shares) compared to a broad-based securities market index.

On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Income Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood Income Fund, which commenced operations on
June 1, 1972.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Prior to October 31, 1997, the shares of Thrivent Income Fund had no specific class designation.  As of that date, all of the outstanding shares were designated as Class A shares.  The table includes performance of Class B shares and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

Years Ended December 31st

'94       -4.86%
'95       18.82%
'96        2.21%
'97        8.36%
'98        8.90%
'99       -2.48%
'00       10.22%
'01        7.01%
'02        4.92%
'03        8.08%

The Fund's year-to-date return as of June 30, 2004 was -0.20%.

Best Quarter:       Q2 '95    +6.69%
Worst Quarter:      Q1 '94    -3.97%

                 AVERAGE ANNUAL TOTAL RETURNS
              (PERIODS ENDING DECEMBER 31, 2003)

------------------------- --------- ----------- ----------- ------------------
                                                            Since Inception
Thrivent Income  Fund     1 Year    5 Years     10 Years    of Class B
                                                            (10/31/97)
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (before taxes)    3.20%     4.48%       5.44%       N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (after taxes on
distributions)            1.83%     2.36%       3.01%       N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class A (after taxes on
distributions and
redemptions)              2.06%     2.50%       3.09%       N/A
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Class B                   3.28%     4.69%       N/A         5.37%
------------------------- --------- ----------- ----------- ------------------
------------------------- --------- ----------- ----------- ------------------
Lehman Brothers
Aggregate Bond Index/1/   4.10%     6.62%       6.95%       7.02%
------------------------- --------- ----------- ----------- ------------------

/1/The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.
The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Income Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     4.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.34%                           0.34%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.21%                           0.59%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       0.80%                           1.93%
Expenses/4/
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year.

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/4/The investment adviser has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Income Fund in order to limit the net operating expenses to an annual rate of 1.63% of the average daily net assets of Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $528               $694               $875               $1,396
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $696               $906               $1,041             $1,558
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $528               $694               $875               $1,396
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $196               $606               $1,041             $1,558
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AAINX
                        THRIVENT CORE BOND FUND
                                                                            Class B - BBFBX

INVESTMENT OBJECTIVE
Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

PRINCIPAL STRATEGIES
The principal strategies of Thrivent Core Bond Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables
originated by banks, credit card companies, or other providers of credit.)   Under normal circumstances, the Funds invests at
least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated but considered to be of comparable quality by the Fund's investment adviser.  Should the Fund's investment adviser  determine that the Fund would benefit from reducing the percentage of its assets invested in such securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt
obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)   The adviser may
purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL RISKS
Thrivent Core Bond Fund is subject to the following principal investment risks.

Market Risk.  Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests.  Shares of Thrivent Core Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Core Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for each class and assumes that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only Class A shares of the Fund, and after-tax returns for Class B shares will vary.

Thrivent Core Bond Fund commenced operations on July 16, 1987. Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

 [INSERT BAR CHART HERE}

'94             -4.75%
'95             16.06%
'96              2.26%
'97              8.98%
'98              6.63%
'99             -1.65%
'00             10.76%
'01              8.14%
'02              6.81%
'03              5.84%

The Fund's year-to-date return as of June 30, 2004 was -0.09%.

Best Quarter:       Q2  '95      +5.07%
Worst Quarter:      Q1  '94      -3.42%

                AVERAGE ANNUAL TOTAL RETURNS
             (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ---------- ---------- ------------ --------------------
                                                             Since Inception of
                                                             Class B
Thrivent Core Bond Fund   1 Year     5 Years    10 Years     (01/08/97)
------------------------- ---------- ---------- ------------ --------------------
------------------------- ---------- ---------- ------------ --------------------
Class A (before taxes)    1.06%      4.92%      5.26%        N/A
------------------------- ---------- ---------- ------------ --------------------
------------------------- ---------- ---------- ------------ --------------------
Class A (after taxes on
distributions)            -0.49%     2.74%      2.97%        N/A
------------------------- ---------- ---------- ------------ --------------------
------------------------- ---------- ---------- ------------ --------------------
Class A (after taxes on
distributions and
redemptions)              0.67%      2.83%      3.02%        N/A
------------------------- ---------- ---------- ------------ --------------------
------------------------- ---------- ---------- ------------ --------------------
Class B                   0.83%      4.92%      N/A          5.80%
------------------------- ---------- ---------- ------------ --------------------
------------------------- ---------- ---------- ------------ --------------------
Lehman Brothers
Aggregate Bond Index/1/   4.10%      6.62%      6.95%        7.44%
------------------------- ---------- ---------- ------------ --------------------

/1/The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S. investment grade bonds.
The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Core Bond Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     4.50%                           None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       1.00%/2/                        5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/3/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.45%                           0.45%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           1.00%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.22%                           0.49%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       0.92%                           1.94%
Expenses
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/When you invest $1,000,000 or more, a contingent deferred sales charge of 1% will apply to shares redeemed within one year

/3/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $540               $731               $938               $1,534
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $697               $909               $1,047             $1,641
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $540               $731               $938               $1,534
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $197               $609               $1,047             $1,641
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - LBLAX
                  THRIVENT LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal. .

PRINCIPAL STRATEGIES
The principal strategies of Thrivent Limited Maturity Bond Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)  The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years.  Under normal market conditions, Thrivent Limited
Maturity Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S & P or unrated securities considered to be of comparable quality by the Fund's investment adviser.  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the investment adviser

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)  The investment adviser focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

[BEGIN CALLOUT]
The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund.  In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
[END CALLOUT]

PRINCIPAL RISKS
Thrivent Limited Maturity Bond Fund is subject to the following principal investment risks.

Market Risk.  Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests.  Shares of Thrivent Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Limited Maturity
Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Limited Maturity Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year period and since inception compared to a broad-based securities market index. On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood Limited Maturity Bond Fund, which commenced operations on October 29, 1999.

The bar chart and table include the effect of Fund expenses and assume that you sold your shares at the end of the period.  The after-tax returns for Class A shares of the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.  After-tax returns are shown for only
Class A shares of the Fund, and after-tax returns for Class B shares will vary.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

 [INSERT BAR CHART HERE}

'00      7.98%
'01      8.02%
'02      4.88%
'03      4.81%

The Fund's year-to-date return as of June 30, 2004 was -0.25%.

Best Quarter:       Q1  '01     +3.38%
Worst Quarter:      Q1  '02     -0.17%

           AVERAGE ANNUAL TOTAL RETURNS
        (PERIODS ENDING DECEMBER 31, 2003)

------------------------- ---------- --------------------
Thrivent Limited          1 Year     Since Inception
Maturity Bond Fund                   (10/29/99)
------------------------- ---------- --------------------
------------------------- ---------- --------------------
Class A (before taxes)    4.81%      6.10%
------------------------- ---------- --------------------
------------------------- ---------- --------------------
Class A (after taxes on
distributions)            3.53%      4.10%
------------------------- ---------- --------------------
------------------------- ---------- --------------------
Class A (after taxes on
distributions and
redemptions)              3.18%      3.92%
------------------------- ---------- --------------------
------------------------- ---------- --------------------
Class B                   4.61%      6.06%
------------------------- ---------- --------------------
------------------------- ---------- --------------------
Lehman Brothers
Government/Corporate
1-5 Year Bond Index/1/    3.35%      7.03%
------------------------- ---------- --------------------

/1/The Lehman Aggregate Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years. The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Limited Maturity Bond Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     None                            None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       None                            None
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/2/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.30%                           0.30%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.25%                           0.25%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.36%                           0.36%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       0.91%                           0.91%
Expenses/3/
--------------------------------- ------------------------------- -------------------------------

/1/Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds of
Thrivent Mutual Funds.  Class B shareholders of Thrivent Limited Maturity Bond Fund will be responsible for any Contingent
Deferred Sales Charge that may be payable at the time of redemption as a result of an investment in another Fund. In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See "Shareholder Information - Redeeming Shares."

/2/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/3/The investment adviser has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Limited Maturity Bond Fund in order to limit the net operating expenses to an annual rate of 0.96% of the average daily net assets of Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Limited Maturity Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $93                $290               $503               $1,118
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $93                $290               $503               $1,118
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $93                $290               $503               $1,118
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $93                $290               $503               $1,118
--------------------- ------------------ ------------------ ------------------ ------------------

                                                                            Class A - AMMXX
                      THRIVENT MONEY MARKET FUND

INVESTMENT OBJECTIVE
Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of
$1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

PRINCIPAL STRATEGIES
Thrivent Money Market Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S. Treasury Bills. The Fund's investment adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)

The investment adviser manages Thrivent Money Market Fund subject to strict rules established by the Securities and Exchange
Commission that are designed so that the Fund may maintain a stable $1.00 share price.  Those guidelines generally require the
Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities.  In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of Thrivent Money Market Fund's total assets must be invested in "first tier" securities.
First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the investment adviser to be of comparable quality).  First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies.  They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of Thrivent Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the investment adviser to be of comparable quality), or kept in cash.

PRINCIPAL RISKS
Thrivent Money Market Fund is subject to the following principal investment risks.

Credit Risk.  Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the security may decline in price and  affect the value of the Fund.

Interest Rate Risk.   A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal.  The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.  An investment in Thrivent Money Market Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  Although
Thrivent Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Money Market Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-, five-, and ten-year periods (or since inception for Class B shares) compared to a broad-based securities market index.  The bar chart and table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

Thrivent Money Market Fund commenced operations on March 10, 1988.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares.  The table includes performance of Class B shares since the creation of share classes and reflects the automatic conversion to Class A shares after five years.  How a fund has performed in the past is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN
(CLASS A)

'94             2.93%
'95             4.90%
'96             5.20%
'97             5.19%
'98             4.88%
'99             4.60%
'00             5.82%
'01             3.59%
'02             1.04%
'03             0.44%

The Fund's year-to-date return as of June 30, 2004 was 0.13%.

Best Quarter:       Q3'00    +1.49%
Worst Quarter:      Q4'03    +0.07%

The 7-day yield for the period ended June 30, 2004 for Thrivent Money Market Fund Class A shares was 0.34%.

             AVERAGE ANNUAL TOTAL RETURNS
          (PERIODS ENDING DECEMBER 31, 2003)

--------------------- --------- ----------- -------------------- -------------------
Thrivent Money                                                   Since Inception
Market Fund           1 Year    5 Years     10 years             of Class B
                                                                 (01/08/97)
--------------------- --------- ----------- -------------------- -------------------
--------------------- --------- ----------- -------------------- -------------------
Class A               0.44%     3.08%       3.84%                N/A
--------------------- --------- ----------- -------------------- -------------------
--------------------- --------- ----------- -------------------- -------------------
Class B               -3.80%    2.28%       N/A                  2.93%
--------------------- --------- ----------- -------------------- -------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Money Market Fund./1/

--------------------------------- ------------------------------- -------------------------------
SHAREHOLDER FEES
(fees paid directly from your
investment)                       CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Sales Charge (Load)
Imposed on Purchases (as a
percentage of offering price)     None                            None
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Maximum Deferred Sales Charge
(Load) (as a percentage of net
asset value at time of purchase
or redemption, whichever is       None                            5.00%
lower)
--------------------------------- ------------------------------- -------------------------------

--------------------------------- ------------------------------- -------------------------------
ANNUAL FUND
OPERATING EXPENSES/2/
(expenses that are deducted
from Fund assets)                 CLASS A SHARES                  CLASS B SHARES
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Management Fees                   0.44%                           0.44%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Distribution (12b-1) Fees         0.125%                          0.875%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Other Expenses                    0.365%                          0.545%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Total Annual Fund Operating       0.93%                           1.86%
Expenses
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Expense Reimbursement/3/          0.10%                           0.10%
--------------------------------- ------------------------------- -------------------------------
--------------------------------- ------------------------------- -------------------------------
Net Expenses                      0.83%                           1.76%
--------------------------------- ------------------------------- -------------------------------

/1/The maximum sales charges for the Fund depends upon the amount of your investment and whether you buy Class A shares or Class B shares.  For a complete description of the sales charges, see "Choosing a Class of Shares."  In addition, we may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum.  See  "Accounts with Low Balances."  We also may charge a fee of up to $50 for a redemption by wire.  See
"Shareholder Information - Redeeming Shares."

/2/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the merger with Lutheran Brotherhood Money Market Fund on July 16, 2004.

/3/The investment adviser has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Thrivent Money Market Fund equal in the aggregate 0.10% of the average daily net assets of the Fund.  The investment adviser also has voluntarily agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Class B shares of Thrivent Money Market Fund in order to limit net operating expenses to 1.01% of the average daily net assets of the Class B shares of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Money Market Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  For Class B shares, it also assumes the automatic conversion to Class A shares after five years.
Although your actual cost may be higher or lower, based on these assumptions your cost would be:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $95                $298               $517               $1,147
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $689               $885               $1,006             $1,609
--------------------- ------------------ ------------------ ------------------ ------------------

You would pay the following expenses if you did not redeem your shares:

--------------------- ------------------ ------------------ ------------------ ------------------
                      1 Year             3 Years            5 Years            10 Years
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class A shares        $95                $298               $517               $1,147
--------------------- ------------------ ------------------ ------------------ ------------------
--------------------- ------------------ ------------------ ------------------ ------------------
Class B shares        $189               $585               $1,006             $1,609
--------------------- ------------------ ------------------ ------------------ ------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for each of the Funds.  Thrivent Investment Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1986 and managed approximately $63.6 billion in assets as of March 31, 2004, including approximately $11.3 billion in mutual fund assets.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except Thrivent
Partner Small Cap Value Fund, Thrivent Partner International Stock Fund, and Thrivent Partner High Yield Fund (the "Subadvised
Funds").  For the Subadvised Funds,  Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of Trustees, one or more subadvisers to manage the investments of each
Subadvised Fund.  Thrivent Investment Mgt. also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the
Funds.  Thrivent Investment Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Funds have received an exemptive order from the Securities and Exchange Commission ("SEC") that permits Thrivent Investment Mgt. and the Funds, with the approval of the Funds' Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory
agreements, or material amendments to those agreements, to a vote of the shareholders of the applicable Funds.   Thrivent
Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

ADVISORY FEES
Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.  Thrivent Investment Mgt. received the following advisory fees during the Fund's most recent fiscal year, expressed as a percentage of the Fund's average net assets.*

---------------------------------------------------------------------- -------------------------
                                FUND                                   ADVISORY FEE
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Technology Fund                                               0.75
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Partner Small Cap Value Fund                                  0.70
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Small Cap Stock Fund                                          0.68
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Small Cap Index Fund                                          0.25
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Mid Cap Growth Fund                                           0.42
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Mid Cap Stock Fund                                            0.66
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Mid Cap Index Fund                                            0.25
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Partner International Stock Fund                              0.61
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Large Cap Growth Fund                                         0.75
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Large Cap Value Fund                                          0.45
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Large Cap Stock Fund                                          0.51
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Large Cap Index Fund                                          0.25
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Balanced Fund                                                 0.55
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent High Yield Fund                                               0.39
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Partner High Yield Fund                                       0.55
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Municipal Bond Fund                                           0.41
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Income Fund                                                   0.34
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Core Bond Fund                                                0.45
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Limited Maturity Bond Fund                                    0.30
---------------------------------------------------------------------- -------------------------
---------------------------------------------------------------------- -------------------------
Thrivent Money Market Fund                                             0.44
---------------------------------------------------------------------- -------------------------

*Thrivent Investment Mgt. reimbursed certain expenses of some of the Funds.  This table does not reflect the effects of any reimbursements.

PORTFOLIO MANAGEMENT
Thrivent Technology Fund
Brian J. Flanagan, CFA and James A. Grossman have served as portfolio co-managers of Thrivent Technology Fund since it commenced operations in 2000.  Messrs. Flanagan and Grossman have been with Thrivent Investment Mgt. since 1996.

Thrivent Partner Small Cap Value Fund
Thrivent Investment Mgt. has engaged T. Rowe Price Associates, Inc. ("T. Rowe Price"), 100 East Pratt Street, Baltimore,
Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Fund.  T. Rowe Price had approximately $190
billion under management as of December 31, 2003.   Preston Athey serves as portfolio manager for Thrivent Partner Small Cap
Value Fund.   Mr. Athey is a Vice President and a small company equity portfolio manager with T. Rowe Price Group, Inc. and T.
Rowe Price.  He has been with T. Rowe Price since 1976.

Thrivent Small Cap Stock Fund
Christopher J. Serra, CFA, has served as portfolio manager of Thrivent Small Cap Stock Fund since 2003.  He has been with
Thrivent Investment Mgt. since 1998 and has served as a portfolio manager since 1999.

Thrivent Small Cap Index Fund
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Small Cap Index Fund since 2002. Mr. Brimmer has been with
Thrivent Investment Mgt.  since 1985 and previously managed its asset liability management department.

Thrivent Mid Cap Growth Fund
Andrea J. Thomas, CFA and Brian L. Thorkelson  serve as the portfolio co-managers of Thrivent Mid Cap Growth Fund.   Ms. Thomas
has served as portfolio manager of the Fund since 2003.   She has been with Thrivent Investment Mgt. since 1987, and she previously served as associate portfolio manager and portfolio manager.  Mr. Thorkelson has served as the portfolio manager of the Fund since its inception in 1997.  He has been with Thrivent Investment Mgt. since 1987.

Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA and John E. Hintz, CFA, have served as portfolio co-managers of Thrivent Mid Cap Stock Fund since 2004.
Mr. Flanagan has been with Thrivent Investment Mgt. since 1996 and has served as a portfolio manager since 2000.  Mr. Hintz has been with Thrivent Investment Mgt. since 1997 and has served as Director of Equity Research since 2001.

Thrivent Mid Cap Index Fund
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Mid Cap Index Fund since 2002. Mr. Brimmer has been with
Thrivent Investment Mgt. since 1985 and previously managed its asset liability management department.

Thrivent Partner International Stock Fund
Thrivent Investment Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486, and Price
International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadvisers for Thrivent Partner International
Stock Fund.

Mercator has served as a subadviser for the Fund since 2004.  Mercator was founded in 1994 and manages international equity
funds for institutional clients, including retirement plans, endowments, and foundations.   As of December 31, 2003, Mercator
managed approximately $6.6 billion in assets.  Mercator has an investment advisory team that has day-to-day responsibility for managing its portion of the Fund's assets.

Price International has served as a subadviser for the Fund since its inception in 1995.  It is one of the world's largest international mutual fund asset managers with the U.S. equivalent of about $22.9 billion under management as of December 31,
2003, in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong, and Buenos Aires.  Price International has an
investment advisory group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.

Thrivent Large Cap Growth Fund
Scott A. Vergin has served as portfolio manager of Thrivent Large Cap Growth Fund since 2002.  Mr. Vergin has been with Thrivent
Investment Mgt. since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Value Fund
Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Fund since 2004.  Mr. Finn was managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus
Capital Management Inc. from 2001 to 2003, and chief investment officer of the growth and income group for Evergreen Investment
Management Co. from 1998 to 2001.

Thrivent Large Cap Stock Fund
Frederick L. Plautz has served as portfolio manager of Thrivent Large Cap Stock Fund since  1995.  Mr. Plautz has been with
Thrivent Investment Mgt. since 1995.

Thrivent Large Cap  Index Fund
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Large Cap Index Fund since 2002. Mr. Brimmer has been with
Thrivent Investment Mgt.  since 1985 and previously managed its asset liability management department.

Thrivent Balanced Fund
Thrivent Balanced Fund is managed by a team of investment professionals from Thrivent Investment Mgt.

Thrivent High Yield Fund
Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of Thrivent High Yield Fund.  Mr. Ocenasek has served as a portfolio manager of the Fund since 1997 and has been with Thrivent Investment Mgt. since 1987.  Mr. Simenstad has served as a portfolio manager of the Fund since 2001, and he has been a portfolio manager with Thrivent Investment Mgt. since 1999.

Thrivent Partner High Yield Fund
Paul J. Ocenasek and Mark L. Simenstad have served as portfolio co-managers of Thrivent Partner High Yield Fund since June 1,
2004.  Mr. Ocenasek has been with Thrivent Investment Mgt. since 1987 and has been a portfolio manager since 1997.  Mr.
Simenstad has been a portfolio manager with Thrivent Investment Mgt. since 1999.

Thrivent Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of Thrivent Municipal Bond Fund since 2002. Ms. Grangaard has been with
Thrivent Investment Mgt. since 1988 and has served as a portfolio manager since 1994.

Thrivent Income Fund
Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Income Fund.
Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as portfolio manager of the Fund since 1998.
Mr. Onstad has served as portfolio manager of the Fund since 2002. Mr. Onstad has been a portfolio manager with Thrivent
Investment Mgt. since 1995.

Thrivent Core Bond Fund
Michael G. Landreville, CFA,  and Alan D. Onstad, CFA,  serve as portfolio co-managers of Thrivent Core Bond Fund.
Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as  portfolio manager of the Fund since 2002.
Mr. Onstad has served as portfolio manager of the Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent
Investment Mgt. since 1995.

Thrivent Limited Maturity Bond Fund
Michael G. Landreville, CFA, has served as portfolio manager of Thrivent Limited Maturity Bond Fund since its inception in
1999.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served as a portfolio manager since 1998.

Thrivent Money Market Fund
William D. Stouten has served as portfolio manager of Thrivent Money Market Fund since 2003. Mr. Stouten  was a research analyst/trader for the money market funds at Thrivent Investment Mgt. from 2001 to 2003.  Prior to joining Thrivent Investment
Mgt., Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt. and the subadvisers  may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

STANDARD & POOR'S TRADEMARKS
 "Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500 Index(R)," "500," "Standard & Poor's MidCap 400 Index," "S&P
MidCap 400 Index," "Standard &Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are trademarks of The McGraw-Hill
Companies, Inc. and have been licensed for use by Thrivent Financial. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the
Statement of Additional Information for additional disclaimers and limitations of liabilities on behalf of S&P.

SHAREHOLDER INFORMATION

Shareholder Information

[BEGIN CALLOUT]

HOW TO CONTACT US

By Telephone:
        1-800-847-4836
        press 1 to speak with a customer service representative
        or
        press 2 to use the Automated Service Line

By Internet:
        www.thrivent.com

By Mail (New Applications):
        Thrivent Mutual Funds
        P.O. Box 219347
        Kansas City, Missouri  64121-9347

By Mail (Additional Investments):
        Thrivent Mutual Funds
        P.O. Box 219334
        Kansas City, Missouri  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        Thrivent Mutual Funds
        P.O. Box 219348
        Kansas City, Missouri  64121-9348

By Express Mail:
        Thrivent Mutual Funds
        210 West 10th Street, 8th Floor
        Kansas City, Missouri  64105

[END CALLOUT]

Pricing Funds' Shares

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence
Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Fund receives your payment or redemption request.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities.  The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S. markets. The Board of Trustees has authorized the investment adviser to make fair valuation determination pursuant to policies approved by the Board of Trustees.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method.  Valuing securities held by Thrivent Money Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security.  This method is explained further in the Statement of Additional
Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other
Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the investment adviser determines that they do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

Choosing a Class of Shares

This Prospectus offers two classes of shares (other than Thrivent Small Cap Index, Mid Cap Index, and Large Cap Index Funds),
each with its own sales charges and fees. You should choose the class of shares that you believe is the most appropriate for
you, given the amount of your purchase, the length of time you anticipate holding the shares, and other factors.   Please note
that Class B shares of the Funds will no longer be offered effective at the close of business on October 15, 2004.

                                 Class A shares                                                 Class B shares
-----------------------------------------------------------------------------------------------------------------------------------
Sales Charges           Initial sales charge at time of investment          Contingent Deferred Sales Charge ("CDSC")
                        of up to 5.5% for equity funds and 4.5%             of 5% to 1%, depending on how
                        for fixed income funds depending on amount          long you hold your shares before you
                        of investment                                       redeem them.  There is no
                                                                            CDSC after five years
-----------------------------------------------------------------------------------------------------------------------------------
Rule 12b-1 Fee          0.25% each year of average daily net                1.00% each year of average daily net assets (except
                        assets (0.125% for Thrivent Money Market Fund)      0.25% for Thrivent Money Market Fund
                                                                            and 0.875% for Thrivent Limited Maturity Bond
                                                                            Fund).  Class B shares convert automatically
                                                                            to Class A shares after five years.
-----------------------------------------------------------------------------------------------------------------------------------
Class A shares of Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund are offered without an initial sales charge. Both Class A and Class B shares have an annual Rule 12b-1 fee, based on the SEC rule that permits this type of fee for distribution and shareholder servicing activities.  Under its 12b-1 plan, the Funds pay the Rule 12b-1 fees to Thrivent
Investment Mgt. Those fees are paid out of a Fund's assets attributable to the respective class of shares on an ongoing basis.
As a result, these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

Class A Shares

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent Technology Fund, Thrivent
Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index Fund, Thrivent Mid Cap Growth Fund,
Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth
Fund, Thrivent Large Cap Value Fund, Thrivent Large Cap Stock Fund, Thrivent Large Cap Index Fund, and Thrivent Balanced Fund.

  WHEN YOU                                   THIS % IS     WHICH EQUALS THIS
INVEST THIS                                  DEDUCTED FOR      % OF YOUR
  AMOUNT                                     SALES CHARGES    INVESTMENT
-----------------                           --------------   ---------------
Less than $50,000                                5.5%             5.82%
$50,000 and above but less than $100,000         4.5%             4.71%
$100,000 and above but less than $250,000        3.5%             3.63%
$250,000 and above but less than $500,000        2.5%             2.56%
$500,000 and above but less than $1,000,000      2.0%             2.04%
$1,000,000 or more                                 0%*               0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

The table below shows the sales charges you will pay if you purchase Class A shares of Thrivent High Yield Fund, Thrivent
Partner High Yield Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent Core Bond Fund.

WHEN YOU                                      THIS % IS     WHICH EQUALS THIS
INVEST THIS                                  DEDUCTED FOR      % OF YOUR
  AMOUNT                                     SALES CHARGES    INVESTMENT
-----------------                           --------------   ---------------
Less than $50,000                                4.5%             4.71%
$50,000 and above but less than $100,000         4.0%             4.17%
$100,000 and above but less than $250,000        3.5%             3.63%
$250,000 and above but less than $500,000        2.5%             2.56%
$500,000 and above but less than $1,000,000      2.0%             2.04%
$1,000,000 or more                                 0%*               0%*

*A contingent deferred sales charge of 1% will apply to shares redeemed within one year.

Ways To Eliminate Or Reduce The Initial Sales Charges

Rights of Accumulation:  You can combine the value of all shares of any class of the Funds (except Thrivent Limited Maturity
Bond Fund or Thrivent Money Market Fund) that you or members of your family who live with you own to the amount of your next
Class A purchase for the purpose of calculating the sales charge. The value of all shares in an employer sponsored retirement plan (except shares of Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) will be accumulated for the purpose of determining the sales charge for shares purchased through that retirement plan.

Automatic Reinvestments:  Class A shares that you purchase by automatically reinvesting dividends or capital gains distributions from Class A shares of the Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund) will not be subject to any initial sales charge.

Thirteen-month Letter of Intent:  If you intend to accumulate $50,000 or more, including the value of previous purchases in
Class A or Class B shares of one or more of the Funds (except Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund)
within the next 13 months, you may sign a Letter of Intent and receive a reduced sales charge on purchases of any Class A shares.

Reinvestment upon Redemption:  Except for certain Qualified Retirement Plans, if you redeem any or all of your Class A shares of any Fund other than Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund, or if you redeem any or all of your Class
B shares of any Fund, or receive cash dividends from one of these Funds, you may reinvest any amount of your redemption in Class
A shares of any of the Funds without paying a sales charge on the purchase of Class A shares.  You must make your reinvestment within 90 days after redeeming your Class A shares or Class B shares and inform the Fund that you qualify for this discount.
Your redemption may be a taxable event even if the shares are later reinvested.

Surrender or Dividend Withdrawal:  If you request a surrender or dividend withdrawal from a life insurance or annuity contract issued by Thrivent Financial for Lutherans ("Thrivent Financial") or Thrivent Life Insurance Company and direct that the money should be used to purchase Class A shares of a Fund, the sales charge will be waived.

Amount Invested From Close-out of Small Class B Account:  If you redeem a Class B Account which is below $500 and instruct that the proceeds should be used to purchase additional shares of an existing Class A Account in order to meet the required minimum amount for the Fund, the proceeds from the redemption of your Class B Account will not be subject to a sales charge.

Investment Advisory Program:  Class A shares purchased in connection with a fee-based investment advisory program offered by
Thrivent Investment Mgt. will not be subject to any sales charge.

Purchases by Tax-exempt Organizations: Class A shares of any Fund are available at one-half of the regular sales charge, if any, if purchased by organizations qualifying for tax-exemption under Sections 501(c)(3) and 501(c)(13) of the Internal Revenue Code.

Class B Shares

If you buy Class B shares, you will not be charged an initial sales charge. The entire purchase amount is immediately invested, but a CDSC of up to 5% will apply to shares redeemed within five years of purchase.

 When you sell shares in                      This % of net asset value
 this year after you                           at the time of purchase
     bought them                              (or of sale, if lower) is
                                              deducted from your proceeds
------------------------                     -----------------------------
      1st Year . . . . . . . . . . . . . . . . . . . . . 5%
      2nd Year . . . . . . . . . . . . . . . . . . . . . 4
      3rd Year . . . . . . . . . . . . . . . . . . . . . 3
      4th Year . . . . . . . . . . . . . . . . . . . . . 2
      5th Year . . . . . . . . . . . . . . . . . . . . . 1

In order to ensure that you pay the lowest CDSC possible, the Fund will first redeem Class B shares that are not subject to the
CDSC and then Class B shares held for the longest period of time.  There is no CDSC on exchanges into Class B shares of the other Funds.  The date of your initial investment will continue to be used as the basis for CDSC calculations when you exchange.  However, if you exchange Class A shares of Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund for
Class B shares of any other Fund, the date of the exchange will be used for purposes of calculating the CDSC.  If you exchange
Class B shares of any other Fund for Class B shares of Thrivent Limited Maturity Bond Fund, the CDSC will stop declining during the period your investment is in Thrivent Limited Maturity Bond Fund Class B shares.  The amount of any CDSC will be paid to
Thrivent Investment Mgt., the broker-dealer for the Funds.

Initial investments in Class B shares of $100,000 or more per purchase will not be accepted. Because of the reduced sales charges available on such purchases, Class A shares (or Institutional Class shares if the investor is eligible) must be purchased instead. Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of another Fund.

Contingent Deferred Sales Charge Waivers

        No CDSC will apply to the following:

        *  Increases in the net asset value of Class B shares above the purchase price;

        *  Class B shares purchased through reinvestment of dividends and capital gains distributions;

        *  Class B shares purchased more than five years prior to redemption;

        *  Class B shares redeemed due to the death or disability of a sole individual shareholder (but not for shares held in joint accounts or "family," "living" or other trusts) and for mandatory retirement distributions from an IRA or a tax-sheltered custodial account (403(b) plan);

        *  Class B share redemptions from certain retirement plans which are taken in substantially equal payments; or

        *  Redemption of a Class B Share account which is below $500 with instructions to purchase additional shares of an existing
           Class A Share account in order to meet the required minimum amount for the Fund.

Conversion Of Class B Shares To Class A Shares

Your Class B shares will automatically convert into Class A shares of the same Fund after five years or earlier if approved by the Board of Trustees and consequently will no longer be subject to the higher expenses borne by Class B shares. The Fund will not include the period that you held Class B shares of Thrivent Limited Maturity Bond Fund in calculating the five-year period.

Buying Shares

Opening an Account

You must open an account for each Fund that you want to purchase. Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the Thrivent Investment Mgt. Investment
Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments

                                                  First          Additional
         Regular Account                         Purchase         Purchases
         ---------------                        ---------        -----------

All Funds except Thrivent Money Market Fund       $1,000               $50
  and Thrivent Limited Maturity Bond Fund

Thrivent Money Market Fund                        $1,500              $100
Thrivent Limited Maturity Bond Fund               $2,500              $100

         IRA or Tax-Deferred Plan
         ------------------------

All Funds except Thrivent Money Market Fund         $500               $50
 and Thrivent Limited Maturity Bond Fund

Thrivent Money Market Fund and                      $500              $100
 Thrivent Limited Maturity Bond Fund

                                              Minimum Monthly
      Automatic Investment Plan             Amount Per Account
      --------------------------              ---------------

All Funds except Thrivent Money Market Fund         $50
 and Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund and                     $100
  Thrivent Limited Maturity Bond Fund

Shares of the Funds are issued on days on which the NYSE is open, which generally are weekdays other than national holidays.
Your order will be considered received when your check or other payment is received in good order.  Good order means that your instructions and any required payment have been received in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures.  Except for orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt., orders received before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day.  Orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt. must be placed with that broker-dealer prior to 3:00 pm Eastern time in order to be processed at the NAV for that day. The Funds reserve the right to reject any purchase request.

Initial Purchases

     You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail; or
     * By wire transfer.

Class B shares of Thrivent Limited Maturity Bond Fund are offered solely in exchange for Class B shares of other Funds.

Initial Purchases by Mail

To buy shares of the Funds by mail:

* Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

* Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "Thrivent Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Step 1:  Call the Interaction Center at (800) THRIVENT (847-4836) and
         provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the
            Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:
         State Street Corp.
         225 Franklin Street
         Boston, MA 02101
         ABA #011000028
         Account #4195-538-6

         Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Step 3:  Mail your application.

Additional Purchases

        You may purchase additional shares through your Registered Representative or in any of the following ways:

        *  By mail;
        *  By telephone;
        *  By the Internet;
        *  By wire transfer; or
        *  Through the Automatic Investment Plan.

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing. Please indicate your Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call the Interaction Center at (800) THRIVENT (847-4836) and the Fund
will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.
If you need to invest sooner, you should consider making a wire transfer purchase.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine.  These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts.
This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer

You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

        Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:

           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #011000028
           Account #4195-538-6

         Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

         Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Thrivent Mutual Fund and its transfer agent are not responsible for the consequences of delays resulting from the banking or
Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans

The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds' automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent Investment Mgt.
representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the Funds' Automatic
Bank Withdrawal Plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified - which may not be less than $50 per account - on specified dates.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

Automatic Payroll Deduction Savings and Investment Plan

The payroll deduction savings and investment plan allows employees of Thrivent Financial, employees of Lutheran-affiliated institutions, Social Security recipients, federal employees and military personnel to invest in the Funds through direct deduction from their paychecks or commission checks.

Retirement Plans

Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual Funds.
These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.
Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies

Your payment must be in U.S. dollars drawn on a U.S. Bank. Thrivent Mutual Funds does not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation

Thrivent Investment Mgt. generally mails written confirmation of your purchases within five business days following the date of your purchase.  It mails confirmation of check writing transactions in Thrivent Money Market Fund monthly and confirmation of your automatic investment plan transactions at least quarterly.  For information about your shares, please contact the
Interaction Center at (800) THRIVENT (847-4836).

Redeeming Shares

When a Fund receives your request for redemption, the Fund will redeem your shares at the next calculation of the Fund's NAV.
The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission.  When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

        You may redeem shares in any of the following ways:

        *  By mail;
        *  By phone;
        *  By the Internet;
        *  By wire transfer; or
        *  Through the Systematic Withdrawal Plan.

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

         If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

       You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the
         certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee
         Program. A Medallion Signature Guarantee may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

     Please note that an additional fee may be assessed for a redemption delivered by overnight mail or Saturday delivery.

     The Funds will mail payment proceeds within seven days following receipt of all required documents. However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone

The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

        The following conditions apply:

      * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
      * There has been no change of address in the preceding 30 days;
      * The request is for $100,000 or less; and
      * If an account has multiple owners, the Fund may rely on the instructions of any one account owner.

     The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet

You may redeem shares within your Fund accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer

        When redeeming shares by wire transfer, the following conditions apply:

      *  A fee of up to $50 may be assessed for redemptions by wire.
      *  If an account has multiple owners, the Fund may rely on the instructions of any one account owner.
      *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan (Usually Appropriate for Class A Shares Only)

You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic Withdrawal
Plan.  The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

     *  You need a minimum of $5,000 in your account to start the plan.
     *  You can select the date(s) on which the money is withdrawn.
     *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
     *  Money can be sent by check or electronic funds transfer.
     *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.
     *  Because of sales charges, you must consider carefully the costs of frequent investments in and withdrawals from your account.

Please note that, for minimum required distributions from certain retirement plan accounts, the Fund will waive the contingent deferred sales charge on Class B shares.

Thrivent Money Market Fund Checks (Class A Shares Only)

You can write checks on your Class A shares of Thrivent Money Market Fund account if you complete a check writing signature card and agreement.  You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks.  The following rules and/or guidelines apply:

        *  The checks you write on Thrivent  Money Market Fund must be for $500 or more. (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
        *  The transfer agent may impose reasonable fees for each check that is returned.
        *  Unless you purchased shares by wire, you must wait up to 10 business days after you purchase Thrivent Money Market
           Fund shares to write checks against that purchase.
        *  Unless you redeem via the Internet, you need a written request - not a check - to close Thrivent Money Market Fund account.  Your written request will require a Medallion Signature Guarantee to close accounts over $100,000 or to send the proceeds to a special payee or address.

Exchanging Shares Between Funds

You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds. You may make exchanges by using the options described in this section or by using the automatic exchange plan, which allows you to make
exchanges on a regular basis.   If you exchange Class A shares of a Fund for which you have previously paid an initial sales charge for Class A shares of another Fund, you will not be charged an initial sales charge for the exchange. If you exchange
Class B shares of one Fund for Class B shares of another Fund, you will not be charged a CDSC at the time of the exchange.

If you own Class A shares of Thrivent Limited Maturity Bond Fund or Thrivent Money Market Fund that you did not obtain through an exchange, you may exchange any or all of those shares for Class B shares of another Fund.  The Class B shares which you acquire from the exchange will be subject to a CDSC from the date of the exchange.

Shareholders who are eligible to purchase Institutional Class shares may exchange some or all of their Class A shares for
Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your
Thrivent Investment Mgt. registered representative.

     You may exchange funds in any of the following ways:

     *  By mail;
     *  By telephone; or
     *  By the Internet.

Exchanges by Mail

Prepare and mail a written request including the following information:
         *  Name(s) of the account owner(s);
         *  Your Fund(s) and account number(s);
         *  Dollar or share amount you wish to exchange;
         *  The name of the Fund(s) and account number(s) you are exchanging into; and
         *  Signatures of all account owners.

Exchanges by Telephone

The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call the Interaction Center at (800)
THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.
You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836).  Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet

You may exchange shares within your Fund accounts over the Internet. A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Accounts With Low Balances

Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account or charge an annual fee of $12 (a "small account fee") if the value of shares in the account falls below a certain minimum. The required minimum amount for Class A and Class B share accounts is $1,000 for all Funds except Thrivent Limited Maturity Bond Fund and Thrivent
Money Market Fund.  The required minimum amount for Class A and B share accounts of Thrivent Limited Maturity Bond Fund is
$2,500, and the required minimum amount for Class A and B share accounts of Thrivent Money Market Fund is $1,500.

Before shares are redeemed to close an account or a small account fee is charged, you will be notified in writing and allowed 60 days to purchase additional shares.

DISTRIBUTIONS

DIVIDENDS

Dividends are declared and paid as follows:

- declared daily and paid monthly     Thrivent High Yield Bond Fund
                                      Thrivent Partner High Yield Bond Fund Thrivent Municipal Bond Fund
                                      Thrivent Income Fund
                                      Thrivent Core Bond Fund
                                      Thrivent Limited Maturity Bond Fund
                                      Thrivent Money Market Fund

- declared and paid quarterly         Thrivent Balanced Fund

- declared and paid annually          Thrivent Technology Fund
                                      Thrivent Partner Small Cap Value Fund
                                      Thrivent Small Cap Stock Fund
                                      Thrivent Small Cap Index Fund
                                      Thrivent Mid Cap Growth Fund
                                      Thrivent Mid Cap Stock Fund
                                      Thrivent Mid Cap Index Fund
                                      Thrivent Partner International Stock Fund
                                      Thrivent Large Cap Growth Fund
                                      Thrivent Large Cap Value Fund
                                      Thrivent Large Cap Stock Fund
                                      Thrivent Large Cap Index Fund

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by the Fund.

CAPITAL GAINS

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending April 30.

DISTRIBUTION OPTIONS

When completing your application, you must select one of the following options for dividends and capital gains distributions:

     *  Full Reinvestment. Distributions from the Fund will be reinvested in additional shares of the same class of that Fund.
        This option will be selected automatically unless one of the other options is specified.

     *  Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within Thrivent Mutual Funds.

      *  Part Cash and Part Reinvestment.  You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

     *  All Cash. Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

General

In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.  Distributions of other net capital gains by the Fund are generally taxable as capital gains--in most cases, at different rates from those that apply to ordinary income.  The Funds expect that distributions from Thrivent Technology Fund, Thrivent Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Small Cap Index
Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap Stock Fund, Thrivent Mid Cap Index Fund, Thrivent Partner International
Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Index Fund will consist primarily of capital gains and that distributions from Thrivent Large Cap Stock Fund, Thrivent Balanced Fund, Thrivent High
Yield Fund, Thrivent Partner High Yield Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Municipal Bond Fund,
Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund will consist primarily of ordinary income.  The distributions from Thrivent Balanced Fund may consist of both capital gains and ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.  For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for
Institutional Class Shares of the same fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Thrivent Partner International Stock Fund

Foreign investments pose special tax issues for Thrivent Partner International Stock Fund and its shareholders.  For example, certain gains and losses from currency fluctuations may be taxable as ordinary income.  Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to Thrivent Partner International Stock Fund.  If the amount withheld is material, Thrivent Partner International Stock Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund

You will not be required to pay federal income tax on dividends of Thrivent Municipal Bond Fund that represent interest that the
Fund earns on tax-exempt securities.  The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax.  In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax.  Any capital gains distributed by Thrivent Municipal Bond Fund will be taxable.

OTHER SECURITIES AND INVESTMENT PRACTICES

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks.  Each of the additional strategies in this section are non-principal strategies exceptas otherwise noted.

Repurchase agreements: Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-issued securities:  Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs):  Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs.  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-backed and asset-backed securities:  Each of the Funds may invest in mortgage-backed and asset-backed securities.
Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.
(Mortgage-backed and asset-backed securities are principal strategies for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent
Core Bond Fund, and Thrivent Limited Maturity Bond Fund.)

Zero coupons:  Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.  Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign securities:  Each of the Funds may invest in foreign securities.  (Foreign securities are a principal strategy for
Thrivent International Stock Fund.) Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds except Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International exposure:  Each of the Funds may have some international exposure (including emerging markets) in their investments.  (International exposure is a principal strategy for Thrivent International Stock Fund.)  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and illiquid securities:  Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities lending:  Each of the Funds except Thrivent Money Market Fund may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives:  Each of the Funds except Thrivent Money Market Fund may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each
Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each
Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.
There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-yield bonds:  Each of the Funds except Thrivent Municipal Bond Fund and Thrivent Money Market Fund may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a Fund invests in high-yield bonds, it takes on the following risks:

o   The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o   Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

High yield bonds are a principal strategy for Thrivent High Yield Fund, Thrivent Partner High Yield Fund, Thrivent Income Fund,
and Thrivent Limited Maturity Bond Fund.

Government bonds and municipal bonds: Each of the Funds may  invest in government bonds and municipal bonds.  As a result, the
Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.  Government bonds are a principal strategy for Thrivent Income Fund, Thrivent Core Bond Fund, and
Thrivent Limited Maturity Bond Fund, and municipal bonds are a principal strategy for Thrivent Municipal Bond Fund.

Short-term trading:  The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Thrivent Small Cap Stock Fund, Thrivent Mid Cap Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Balanced Fund, Thrivent
Income Fund, Thrivent Core Bond Fund, and Thrivent Limited Maturity Bond Fund had portfolio turnover rates of over 100% for their most recent fiscal year. The adviser engages in active management, and it bought and sold securities for Thrivent Small
Cap Stock Fund, Thrivent Mid Cap Stock Fund, and Thrivent Large Cap Growth Fund when it determined that it was appropriate to secure gains, limit losses, or reposition assets into more promising opportunities.  The adviser uses a mortgage dollar roll program in its investment strategy for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent
Limited Maturity Bond Fund.  A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities.

Initial public offering:  Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.  Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities ratings:  When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than Thrivent Money Market
Fund) may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive investing:  In response to market, economic, political or other conditions, each Fund (except Thrivent Money Market
Fund) may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Unusual Opportunities.  Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.  If the anticipated gains do not materialize, the Fund could lose money from such an investment.

FINANCIAL HIGHLIGHTS

The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions).
Except as noted in the tables, this information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The tables for The Lutheran Brotherhood Family of Funds also include unaudited information for the six months ended April 30, 2004.  The reports of PricewaterhouseCoopers LLP, along with the Funds' audited financial statements, are included in the Annual Report to Shareholders for The AAL Mutual Funds for the fiscal year ended April 30, 2004, and the Annual Report to
Shareholders for The Lutheran Brotherhood Family of Funds for the fiscal year ended October 31, 2003, which are available upon request.  The unaudited financial statements of The Lutheran Brotherhood Family of Funds for the six month ended April 30, 2004, are also available upon request.  The tables do not show the effect of a sales charge for any of the Funds.

                                                                                  The AAL Technology Stock Fund
                                                                                         Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                          Year        Year         Year       Period
                                                                           Ended        Ended       Ended       Ended
                                                                         4/30/2004    4/30/2003   4/30/2002  4/30/2001(e)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $  2.50     $  3.15      $  5.13     $ 10.00
Income from Investment Operations:

Net investment loss                                                         (0.03)      (0.05)       (0.06)      (0.05)

Net realized and unrealized gain/(loss) on investments (b)                   0.73       (0.60)       (1.92)      (4.82)
Total from Investment Operations                                             0.70       (0.65)       (1.98)      (4.87)
Net Asset Value, End of period                                            $  3.20     $  2.50      $  3.15     $  5.13

Total return (c)                                                            28.00%     (20.63)%     (38.60)%    (48.70)%

Net assets, end of period (in millions)                                   $ 41.5      $ 29.3       $ 31.4      $ 27.8

Ratio of expenses to average net assets (d)                                  1.36%       2.39%        2.29%       2.40%

Ratio of net investment loss to average net assets (d)                      (1.02)%     (2.09)%      (2.05)%     (1.70)%

Portfolio turnover rate                                                       67%         67%          57%         44%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                  2.19%       2.75%        2.33%       2.40%

Ratio of net investment loss to average net assets (d)                      (1.85)%     (2.45)%      (2.09)%     (1.71)%

                                                                                 The AAL Aggressive Growth Fund
                                                                                         Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                          Year        Year        Year        Period
                                                                           Ended       Ended        Ended       Ended
                                                                         4/30/2004   4/30/2003    4/30/2002  4/30/2001(e)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                      $  3.75     $  4.53     $  6.70      $ 10.00
Income from Investment Operations:

Net investment income/(loss)                                                (0.06)      (0.06)      (0.06)       (0.02)

Net realized and unrealized gain/(loss) on investments (b)                   0.74       (0.72)      (2.11)       (3.28)
Total from Investment Operations                                             0.68       (0.78)      (2.17)       (3.30)
Net Asset Value, End of period                                            $  4.43     $  3.75     $  4.53      $  6.70

Total return (c)                                                            18.13%     (17.22)%    (32.39)%     (33.00)%

Net assets, end of period (in millions)                                   $  38.6     $  30.2     $  34.9      $  35.3

Ratio of expenses to average net assets (d)                                  2.34%       2.64%       2.21%        2.12%

Ratio of net investment income/(loss) to average net assets (d)             (1.45)%     (1.72)%     (1.34)%      (0.51)%

Portfolio turnover rate                                                      107%        204%         94%          70%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                  2.35%       2.65%       2.21%        2.12%

Ratio of net investment income/(loss) to average net assets (d)             (1.46)%     (1.73)%     (1.34)%      (0.51)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, July 1, 2000.

                                                                                The AAL Technology Stock Fund
                                                                                       Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                      Year         Year         Year         Period
                                                                        Ended        Ended        Ended        Ended
                                                                      4/30/2004    4/30/2003    4/30/2002  4/30/2001(e)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $  2.43      $  3.09      $  5.10      $ 10.00
Income from Investment Operations:

Net investment loss                                                     (0.04)       (0.06)       (0.09)       (0.09)

Net realized and unrealized gain/(loss) on investments (b)               0.70        (0.60)       (1.92)       (4.81)
Total from Investment Operations                                         0.66        (0.66)       (2.01)       (4.90)
Net Asset Value, End of period                                        $  3.09      $  2.43      $  3.09      $  5.10

Total return (c)                                                        27.16%      (21.36)%     (39.41)%     (49.00)%

Net assets, end of period (in millions)                               $   3.9      $   2.6      $   2.6      $   2.6

Ratio of expenses to average net assets (d)                              1.85%        3.50%        3.25%        3.40%

Ratio of net investment loss to average net assets (d)                  (1.51)%      (3.20)%      (3.01)%      (2.68)%

Portfolio turnover rate                                                   67%          67%          57%          44%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                              3.36%        4.12%        3.29%        3.41%

Ratio of net investment loss to average net assets (d)                  (3.02)%      (3.82)%      (3.05)%      (2.69)%

                                                                               The AAL Aggressive Growth Fund
                                                                                       Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                      Year         Year         Year         Period
                                                                        Ended        Ended        Ended        Ended
                                                                      4/30/2004    4/30/2003    4/30/2002  4/30/2001(e)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $ 3.63       $ 4.44       $ 6.65       $10.00
Income from Investment Operations:

Net investment income/(loss)                                            (0.09)       (0.09)       (0.10)       (0.06)

Net realized and unrealized gain/(loss) on investments (b)               0.71        (0.72)       (2.11)       (3.29)
Total from Investment Operations                                         0.62        (0.81)       (2.21)       (3.35)
Net Asset Value, End of period                                         $ 4.25       $ 3.63       $ 4.44       $ 6.65

Total return (c)                                                        17.08%      (18.24)%     (33.23)%     (33.50)%

Net assets, end of period (in millions)                                $  4.0       $  3.3       $  3.4       $  3.0

Ratio of expenses to average net assets (d)                              3.28%        3.73%        3.33%        3.32%

Ratio of net investment income/(loss) to average net assets (d)         (2.40)%      (2.81)%      (2.46)%      (1.62)%

Portfolio turnover rate                                                  107%         204%          94%          70%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                              3.44%        3.74%        3.33%        3.32%

Ratio of net investment income/(loss) to average net assets (d)         (2.56)%      (2.82)%      (2.46)%      (1.62)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, July 1, 2000.

                                                                                The AAL Small Cap Stock Fund
                                                                                       Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                    Year       Year       Year      Year       Year
                                                                      Ended      Ended   Ended        Ended      Ended
                                                                    4/30/2004  4/30/2003 4/30/2002  4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $11.55     $14.82     $13.39    $14.60     $10.89
Income from Investment Operations:

Net investment income/(loss)                                          (0.11)     (0.09)     (0.09)    (0.06)     (0.08)

Net realized and unrealized gain/(loss) on investments (b)             4.95      (3.18)      1.60      1.05       3.79
Total from Investment Operations                                       4.84      (3.27)      1.51      0.99       3.71
Less Distributions from:
Net Realized Gain on Investments                                         -          -       (0.08)    (2.20)        -
Net Asset Value, End of period                                       $16.39     $11.55     $14.82    $13.39     $14.60

Total return (c)                                                      41.90%    (22.06)%    11.29%     7.77%     34.07%

Net assets, end of period (in millions)                              $379.5     $266.7     $344.3    $258.6     $191.3

Ratio of expenses to average net assets (d)                            1.38%      1.47%      1.36%     1.40%      1.53%

Ratio of net investment income/(loss) to average net assets           (0.71)%    (0.78)%    (0.69)%   (0.54)%    (0.72)%

Portfolio turnover rate                                                106%        97%        59%      123%       147%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                                1.40%      1.49%      1.37%     1.41%      1.65%

Ratio of net investment income/(loss) to average net assets           (0.73)%    (0.80)%    (0.70)%   (0.54)%    (0.85)%

                                                                                    The AAL Small Cap Index Fund II
                                                                                            Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                                              Period
                                                                                 Year      Year       Year       Ended
                                                                                 Ended     Ended      Ended    4/30/2001
                                                                               4/30/2004 4/03/2003  4/30/2002     (e)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $ 8.89     $11.42    $10.03     $10.00
Income from Investment Operations:

Net investment loss                                                              (0.01)     (0.04)    (0.07)     (0.07)

Net realized and unrealized gain/(loss) on investments (b)                        3.42      (2.43)     1.52       0.21
Total from Investment Operations                                                  3.41      (2.47)     1.45       0.14
Less Distributions from:
Net Realized Gain on Investments                                                 (0.04)     (0.06)    (0.06)     (0.11)
Net Asset Value, End of period                                                  $12.26     $ 8.89    $11.42     $10.03

Total return (c)                                                                 38.37%    (21.69)%   14.53%      1.43%

Net assets, end of period (in millions)                                         $ 34.4     $ 20.5    $ 21.6     $ 13.3

Ratio of expenses to average net assets (d)                                       1.04%      1.35%     1.51%      1.86%

Ratio of net investment loss to average net assets (d)                           (0.13)%    (0.44)%   (0.77)%    (1.03)%

Portfolio turnover rate                                                            18%        18%       18%        36%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                       1.25%      1.40%     1.51%      1.86%

Ratio of net investment loss to average net assets (d)                           (0.34)%    (0.49)%   (0.77)%    (1.03)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, July 1, 2000.

                                                                                The AAL Small Cap Stock Fund
                                                                                       Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                    Year       Year       Year      Year       Year
                                                                      Ended      Ended   Ended        Ended      Ended
                                                                    4/30/2004  4/30/2003 4/30/2002  4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $10.86     $14.08     $12.86    $14.24     $10.74
Income from Investment Operations:

Net investment income/(loss)                                          (0.26)     (0.26)     (0.24)    (0.18)     (0.19)

Net realized and unrealized gain/(loss) on investments (b)             4.66      (2.96)      1.54      1.00       3.69
Total from Investment Operations                                       4.40      (3.22)      1.30      0.82       3.50
Less Distributions from:
Net Realized Gain on Investments                                        -          -        (0.08)    (2.20)       -
Net Asset Value, End of period                                       $15.26     $10.86     $14.08    $12.86     $14.24

Total return (c)                                                      40.52%    (22.87)%    10.11%     6.72%     32.71%

Net assets, end of period (in millions)                              $ 25.3     $ 21.1     $ 33.8    $ 31.2     $ 24.6

Ratio of expenses to average net assets (d)                            2.42%      2.45%      2.39%     2.39%      2.56%

Ratio of net investment income/(loss) to average net assets           (1.75)%    (1.75)%    (1.72)%   (1.52)%    (1.76)%

Portfolio turnover rate                                                106%        97%        59%      123%       147%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                                2.44%      2.47%      2.41%     2.40%      2.68%

Ratio of net investment income/(loss) to average net assets           (1.77)%    (1.77)%    (1.74)%   (1.53)%    (1.88)%

                                                                                    The AAL Small Cap Index Fund II
                                                                                            Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                                              Period
                                                                                 Year      Year       Year       Ended
                                                                                 Ended     Ended      Ended    4/30/2001
                                                                               4/30/2004 4/30/2003  4/30/2002     (e)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $ 8.69     $11.26    $ 9.97     $10.00
Income from Investment Operations:

Net investment loss                                                              (0.09)     (0.08)    (0.14)     (0.13)

Net realized and unrealized gain/(loss) on investments (b)                        3.31      (2.43)     1.49       0.21
Total from Investment Operations                                                  3.22      (2.51)     1.35       0.08
Less Distributions from:
Net Realized Gain on Investments                                                 (0.04)     (0.06)    (0.06)     (0.11)
Net Asset Value, End of period                                                  $11.87     $ 8.69    $11.26     $ 9.97

Total return (c)                                                                 37.06%    (22.29)%   13.62%      0.73%

Net assets, end of period (in millions)                                         $  4.4     $  2.3    $  2.1     $  1.5

Ratio of expenses to average net assets (d)                                       1.97%      2.25%     2.27%      2.67%

Ratio of net investment loss to average net assets (d)                           (1.06)%    (1.34)%   (1.53)%    (1.84)%

Portfolio turnover rate                                                           18%        18%       18%        36%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                       2.19%      2.32%     2.27%      2.67%

Ratio of net investment loss to average net assets (d)                           (1.28)%    (1.41)%   (1.53)%    (1.84)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, July 1, 2000.

                                                                                           The AAL Small Cap Value Fund
                                                                                                  Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                          Year      Year      Period
                                                                                           Ended      Ended      Ended
                                                                                         4/30/2004  4/30/2003 4/30/2002(e)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                       $ 9.33    $11.65     $10.00
Income from Investment Operations:

Net investment income/(loss)                                                                (0.05)    (0.07)     (0.05)

Net realized and unrealized gain/(loss) on investments (b)                                   4.30     (2.18)      1.70
Total from Investment Operations                                                             4.25     (2.25)      1.65
Less Distributions from:
Net Realized Gain on Investments                                                              -       (0.07)       -
Net Asset Value, End of period                                                             $13.58    $ 9.33     $11.65

Total return (c)                                                                            45.55%   (19.38)%    16.50%

Net assets, end of period (in millions)                                                    $ 50.6    $ 27.7     $ 22.3

Ratio of expenses to average net assets (d)                                                  1.32%     1.86%      2.12%

Ratio of net investment income/(loss) to average net assets (d)                             (0.46)%   (0.88)%    (1.19)%

Portfolio turnover rate                                                                       80%      147%        50%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                                  1.84%     2.05%      2.16%

Ratio of net investment loss to average net assets (d)                                      (0.98)%   (1.07)%    (1.23)%

                                                                                The AAL Mid Cap Stock Fund
                                                                                      Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                  Year       Year       Year       Year        Year
                                                                    Ended      Ended      Ended      Ended      Ended
                                                                  4/30/2004  4/30/2003  4/30/2002  4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $10.74     $13.01     $14.73     $16.73     $13.89
Income from Investment Operations:

Net investment income/(loss)                                        (0.05)     (0.02)     (0.03)        -          -

Net realized and unrealized gain/(loss) on investments (b)           3.27      (2.25)     (1.31)      1.19       3.67
Total from Investment Operations                                     3.22      (2.27)     (1.34)      1.19       3.67
Less Distributions from:
Net realized gain on investments                                       -          -       (0.38)     (3.19)     (0.83)
Net Asset Value, End of period                                     $13.96     $10.74     $13.01     $14.73     $16.73

Total return (c)                                                    29.98%    (17.45)%    (9.36)%     7.26%     27.29%

Net assets, end of period (in millions)                            $789.9     $643.8     $836.5     $883.2     $759.0

Ratio of expenses to average net assets                              1.26%      1.30%      1.22%      1.16%      1.14%

Ratio of net investment income/(loss) to average net assets         (0.36)%    (0.18)%    (0.25)%     0.02%     (0.02)%

Portfolio turnover rate                                              123%        48%        97%       144%       142%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                              1.27%      1.31%      1.23%      1.17%      1.24%

Ratio of net investment income/(loss) to average net assets         (0.37)%    (0.19)%    (0.26)%     0.01%     (0.12)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, July 17, 2001.

                                                                                          The AAL Small Cap Value Fund
                                                                                                 Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                        Year       Year       Period
                                                                                          Ended      Ended      Ended
                                                                                        4/30/2004  4/30/2003 4/30/2002(e)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                     $  9.21    $ 11.59    $ 10.00
Income from Investment Operations:

Net investment income/(loss)                                                               (0.14)     (0.12)     (0.11)

Net realized and unrealized gain/(loss) on investments (b)                                  4.22      (2.19)      1.70
Total from Investment Operations                                                            4.08      (2.31)      1.59
Less Distributions from:
Net Realized Gain on Investments                                                             -        (0.07)       -
Net Asset Value, End of period                                                           $ 13.29    $  9.21    $ 11.59

Total return (c)                                                                           44.30%    (20.00)%    15.90%

Net assets, end of period (in millions)                                                  $  5.7     $  2.9     $  2.3

Ratio of expenses to average net assets (d)                                                 2.20%      2.71%      2.86%

Ratio of net investment income/(loss) to average net assets (d)                            (1.33)%    (1.73)%    (1.93)%

Portfolio turnover rate                                                                     80%       147%        50%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                                 2.73%      2.91%      2.90%

Ratio of net investment loss to average net assets (d)                                     (1.86)%    (1.93)%    (1.97)%

                                                                                 The AAL Mid Cap Stock Fund
                                                                                       Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                     Year       Year      Year       Year      Year
                                                                       Ended     Ended      Ended     Ended      Ended
                                                                     4/30/2004 4/30/2003  4/30/2002 4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $ 9.95     $12.20    $14.00     $16.20    $13.64
Income from Investment Operations:

Net investment income/(loss)                                           (0.19)     (0.18)    (0.17)     (0.12)    (0.17)

Net realized and unrealized gain/(loss) on investments (b)              3.02      (2.07)    (1.25)      1.11      3.56
Total from Investment Operations                                        2.83      (2.25)    (1.42)      0.99      3.39
Less Distributions from:
Net realized gain on investments                                         -          -       (0.38)     (3.19)    (0.83)
Net Asset Value, End of period                                        $12.78     $ 9.95    $12.20     $14.00    $16.20

Total return (c)                                                       28.44%    (18.44)%  (10.44)%     6.18%    25.71%

Net assets, end of period (in millions)                               $26.8      $22.8     $33.1      $36.4     $26.9

Ratio of expenses to average net assets                                 2.44%      2.50%     2.38%      2.19%     2.46%

Ratio of net investment income/(loss) to average net assets            (1.55)%    (1.38)%   (1.41)%    (1.01)%   (1.33)%

Portfolio turnover rate                                                123%        48%       97%       144%      142%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                                 2.45%      2.51%     2.39%      2.20%     2.55%

Ratio of net investment income/(loss) to average net assets            (1.56)%    (1.39)%   (1.42)%    (1.01)%   (1.43)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, July 17, 2001.

                                                                                 The AAL Mid Cap Index Fund II Class A
                                                                                                Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                                              Period
                                                                                 Year      Year       Year       Ended
                                                                                 Ended     Ended      Ended    4/30/2001
                                                                               4/30/2004 4/30/2003  4/30/2002     (f)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $ 8.65     $10.71    $10.24     $10.00
Income from Investment Operations:

Net investment income/(loss)                                                      0.01         -      (0.03)     (0.04)

Net realized and unrealized gain/(loss) on investments (b)                        2.82      (1.97)     0.53       0.31
Total from Investment Operations                                                  2.83      (1.97)     0.50       0.27
Less Distributions from:

Net investment income                                                               -          -         -          -

Net realized gain on investments                                                    -       (0.09)    (0.03)     (0.03)
Total Distributions                                                                 -       (0.09)    (0.03)     (0.03)
Net Asset Value, End of period                                                  $11.48     $ 8.65    $10.71     $10.24

Total return (c)                                                                 32.72%    (18.36)%    4.94%      2.73%

Net assets, end of period (in millions)                                         $ 38.5     $ 29.0    $ 29.2     $ 18.1

Ratio of expenses to average net assets (d)                                       1.12%      1.21%     1.36%      1.71%

Ratio of net investment income/(loss) to average net assets (d)                   0.09%     (0.03)%   (0.31)%    (0.58)%

Portfolio turnover rate                                                            30%        16%       15%        31%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                       1.24%      1.21%     1.36%      1.71%

Ratio of net investment income/(loss) to average net assets (d)                  (0.03)%    (0.03)%   (0.31)%    (0.58)%

                                                                                 The AAL International Fund
                                                                                       Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                    Year      Year       Year       Year       Year
                                                                     Ended      Ended      Ended      Ended      Ended
                                                                   4/30/2004  4/30/2003  4/30/2002  4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                 $ 6.68    $ 8.62     $10.56     $14.06     $11.35
Income from Investment Operations:

Net investment income/(loss)                                           0.03      0.03       0.01       0.25         -

Net realized and unrealized gain/(loss) on investments (b)             2.09     (1.92)     (1.84)     (3.24)      2.71
Total from Investment Operations                                       2.12     (1.89)     (1.83)     (2.99)      2.71
Less Distributions from:

Net investment income                                                 (0.01)    (0.05)     (0.11)     (0.24)        -

Net realized gain on investments                                         -         -          -       (0.27)        -
Total Distributions                                                   (0.01)    (0.05)     (0.11)     (0.51)        -
Net Asset Value, End of period                                       $ 8.79    $ 6.68     $ 8.62     $10.56     $14.06

Total return (c)                                                      31.75%   (22.17)%   (17.27)%   (21.61)%    23.91%

Net assets, end of period (in millions)                              $162.1    $126.5     $166.5     $190.6     $226.7

Ratio of expenses to average net assets                                1.62%     1.71%      1.56%      1.38%      1.36%

Ratio of net investment income/(loss) to average net assets            0.36%     0.20%      0.08%      2.06%     (0.01)%

Portfolio turnover rate                                                 75%       52%        63%        38%        44%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                                1.62%     1.71%      1.56%      1.38%      1.41%

Ratio of net investment income/(loss) to average net assets            0.36%     0.20%      0.08%      2.06%     (0.07)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, December 31, 1999.
(f) Since Fund inception, July 1, 2000.

                                                                                     The AAL Mid Cap Index Fund II
                                                                                            Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                                              Period
                                                                                Year       Year       Tear       Ended
                                                                                Ended      Ended      Ended    4/30/2001
                                                                              4/30/2004  4/30/2003  4/30/2002     (f)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                            $ 8.43    $10.53     $10.17     $10.00
Income from Investment Operations:

Net investment income/(loss)                                                     (0.04)    (0.04)     (0.10)     (0.10)

Net realized and unrealized gain/(loss) on investments (b)                        2.74     (1.97)      0.49       0.30
Total from Investment Operations                                                  2.70     (2.01)      0.39       0.20
Less Distributions from:

Net investment income                                                              -         -          -          -

Net realized gain on investments                                                   -       (0.09)     (0.03)     (0.03)
Total Distributions                                                                -       (0.09)     (0.03)     (0.03)
Net Asset Value, End of period                                                  $11.13    $ 8.43     $10.53     $10.17

Total return (c)                                                                 32.03%   (19.05)%     3.89%      2.03%

Net assets, end of period (in millions)                                         $ 5.4     $ 3.0      $ 2.7      $ 1.8

Ratio of expenses to average net assets (d)                                       1.68%     2.03%      2.30%      2.57%

Ratio of net investment income/(loss) to average net assets (d)                  (0.46)%   (0.85)%    (1.25)%    (1.42)%

Portfolio turnover rate                                                           30%       16%        15%        31%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                       2.19%     2.20%      2.30%      2.57%

Ratio of net investment income/(loss) to average net assets (d)                  (0.97)%   (1.02)%    (1.25)%    (1.42)%

                                                                                The AAL International Fund
                                                                                      Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                  Year       Year       Year        Year       Year
                                                                    Ended      Ended      Ended      Ended       Ended
                                                                  4/30/2004  4/30/2003  4/30/2002  4/30/2001   4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                               $ 6.52     $ 8.50     $10.39     $13.75      $11.23
Income from Investment Operations:

Net investment income/(loss)                                        (0.07)     (0.09)     (0.09)      0.10       (0.13)

Net realized and unrealized gain/(loss) on investments (b)           2.04      (1.89)     (1.79)     (3.17)       2.65
Total from Investment Operations                                     1.97      (1.98)     (1.88)     (3.07)       2.52
Less Distributions from:

Net investment income                                                  -          -       (0.01)     (0.02)         -

Net realized gain on investments                                       -          -          -       (0.27)         -
Total Distributions                                                    -          -       (0.01)     (0.29)         -
Net Asset Value, End of period                                     $ 8.49     $ 6.52     $ 8.50     $10.39      $13.75

Total return (c)                                                    30.21%    (23.29)%   (18.09)%   (22.56)%     22.44%

Net assets, end of period (in millions)                            $  8.2     $  6.4     $ 10.3     $ 13.7      $ 15.6

Ratio of expenses to average net assets                              2.86%      3.18%      2.57%      2.53%       2.53%

Ratio of net investment income/(loss) to average net assets         (0.88)%    (1.26)%    (0.93)%     0.88%      (1.19)%

Portfolio turnover rate                                               75%        52%        63%        38%         44%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                              2.90%      3.18%      2.57%      2.53%       2.59%

Ratio of net investment income/(loss) to average net assets         (0.92)%    (1.26)%    (0.93)%     0.88%      (1.25)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, December 31, 1999.
(f) Since Fund inception, July 1, 2000.

                                                                               The AAL Capital Growth Fund
                                                                                      Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                  Year       Year       Year       Year        Year
                                                                    Ended      Ended      Ended      Ended      Ended
                                                                  4/30/2004  4/30/2003  4/30/2002  4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $  25.39   $  29.84   $  34.82   $  38.67   $  35.87
Income from Investment Operations:

Net investment income/(loss)                                          0.11       0.10       0.05       0.19       0.13

Net realized and unrealized gain/(loss) on investments (b)            3.75      (4.48)     (4.86)     (1.74)      3.19
Total from Investment Operations                                      3.86      (4.38)     (4.81)     (1.55)      3.32
Less Distributions from:

Net investment income                                                (0.10)     (0.07)     (0.09)     (0.16)     (0.09)

Net realized gain on investments                                       -          -        (0.08)     (2.14)     (0.43)
Total Distributions                                                  (0.10)     (0.07)     (0.17)     (2.30)     (0.52)
Net Asset Value, End of period                                    $  29.15   $  25.39   $  29.84   $  34.82   $  38.67

Total return (c)                                                     15.23%    (14.66)%   (13.86)%    (4.19)%     9.28%

Net assets, end of period (in millions)                           $2,807.4   $2,598.2   $3,385.5   $3,912.5   $4,115.1

Ratio of expenses to average net assets                               1.01%      1.02%      0.95%      0.91%      0.90%

Ratio of net investment income/(loss) to average net assets           0.37%      0.38%      0.16%      0.52%      0.35%

Portfolio turnover rate                                               22%         5%         3%        13%         8%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                               1.01%      1.02%      0.95%      0.91%      0.92%

Ratio of net investment income/(loss) to average net assets           0.37%      0.38%      0.16%      0.52%      0.33%

                                                                                 The AAL Large Company Index Fund II
                                                                                           Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                                              Period
                                                                               Year       Year        Year       Ended
                                                                               Ended      Ended      Ended     4/30/2001
                                                                             4/30/2004  4/30/2003  4/30/2002      (f)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                          $ 6.30     $ 7.32     $ 8.49      $10.00
Income from Investment Operations:

Net investment income/(loss)                                                    0.08       0.05         -        (0.01)

Net realized and unrealized gain/(loss) on investments (b)                      1.31      (1.05)     (1.17)      (1.50)
Total from Investment Operations                                                1.39      (1.00)     (1.17)      (1.51)
Less Distributions from:
Net investment income                                                          (0.08)     (0.02)        -           -
Net Asset Value, End of period                                                $ 7.61     $ 6.30     $ 7.32      $ 8.49

Total return (c)                                                               22.09%    (13.58)%   (13.78)%    (15.10)%

Net assets, end of period (in millions)                                       $ 51.2     $ 27.8     $ 30.2      $ 21.1

Ratio of expenses to average net assets (d)                                     0.41%      0.93%      1.29%       1.46%

Ratio of net investment income/(loss) to average net assets (d)                 1.28%      0.86%      0.08%      (0.20)%

Portfolio turnover rate                                                           6%        16%         4%          9%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                     1.17%      1.18%      1.29%       1.46%

Ratio of net investment income/(loss) to average net assets (d)                 0.52%      0.61%      0.08%      (0.20)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, December 31, 1999.
(f) Since Fund inception, July 1, 2000.

                                                                              The AAL Capital Growth Fund
                                                                                     Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 24.19     $ 28.67    $ 33.71     $ 37.71    $ 35.29
Income from Investment Operations:

Net investment income/(loss)                                       (0.23)      (0.28)     (0.27)      (0.15)     (0.22)

Net realized and unrealized gain/(loss) on investments (b)          3.59       (4.20)     (4.69)      (1.71)      3.07
Total from Investment Operations                                    3.36       (4.48)     (4.96)      (1.86)      2.85
Less Distributions from:

Net investment income                                                -           -          -           -          -

Net realized gain on investments                                     -           -        (0.08)      (2.14)     (0.43)
Total Distributions                                                  -           -        (0.08)      (2.14)     (0.43)
Net Asset Value, End of period                                   $ 27.55     $ 24.19    $ 28.67     $ 33.71    $ 37.71

Total return (c)                                                   13.89%     (15.63)%   (14.73)%     (5.14)%     8.09%

Net assets, end of period (in millions)                          $ 75.3      $ 81.2     $126.4      $154.1     $148.6

Ratio of expenses to average net assets                             2.17%       2.16%      1.97%       1.88%      1.95%

Ratio of net investment income/(loss) to average net assets        (0.79)%     (0.75)%    (0.86)%     (0.44)%    (0.69)%

Portfolio turnover rate                                             22%          5%         3%         13%         8%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             2.17%       2.16%      1.97%       1.88%      1.96%

Ratio of net investment income/(loss) to average net assets        (0.79)%     (0.75)%    (0.86)%     (0.44)%    (0.71)%

                                                                                The AAL Large Company Index Fund II
                                                                                           Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                                              Period
                                                                              Year       Year        Year       Ended
                                                                              Ended      Ended       Ended    4/30/2001
                                                                            4/30/2004  4/30/2003   4/30/2002     (f)
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                         $  6.15    $  7.20     $  8.43    $ 10.00
Income from Investment Operations:

Net investment income/(loss)                                                     -         0.01       (0.05)     (0.06)

Net realized and unrealized gain/(loss) on investments (b)                      1.29      (1.06)      (1.18)     (1.51)
Total from Investment Operations                                                1.29      (1.05)      (1.23)     (1.57)
Less Distributions from:
Net investment income                                                            -          -           -          -
Net Asset Value, End of period                                               $  7.44    $  6.15     $  7.20    $  8.43

Total return (c)                                                               20.98%    (14.58)%    (14.59)%   (15.70)%

Net assets, end of period (in millions)                                      $  6.4     $  3.4      $  2.6     $  1.8

Ratio of expenses to average net assets (d)                                     1.44%      1.94%       2.18%      2.33%

Ratio of net investment income/(loss) to average net assets (d)                 0.25%     (0.15)%     (0.81)%    (1.06)%

Portfolio turnover rate                                                          6%        16%          4%         9%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                     2.20%      2.19%       2.18%      2.33%

Ratio of net investment income/(loss) to average net assets (d)                (0.51)%    (0.40)%     (0.81)%    (1.06)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, December 31, 1999.
(f) Since Fund inception, July 1, 2000.

                                                                               The AAL Equity Income Fund
                                                                                     Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                Year        Year        Year       Year        Year
                                                                  Ended      Ended       Ended       Ended      Ended
                                                                4/30/2004  4/30/2003   4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 10.18    $ 12.90     $ 14.57     $ 14.40    $ 14.68
Income from Investment Operations:

Net investment income/(loss)                                        0.11       0.11        0.15        0.21       0.18

Net realized and unrealized gain/(loss) on investments (b)          2.38      (2.71)      (1.64)       0.94      (0.30)
Total from Investment Operations                                    2.49      (2.60)      (1.49)       1.15      (0.12)
Less Distributions from:

Net investment income                                              (0.07)     (0.11)      (0.13)      (0.21)     (0.16)

Net realized gain on investments                                     -          -         (0.05)      (0.77)       -

Return of capital                                                    -        (0.01)        -           -          -
Total Distributions                                                (0.07)     (0.12)      (0.18)      (0.98)     (0.16)
Net Asset Value, End of period                                   $ 12.60    $ 10.18     $ 12.90     $ 14.57    $ 14.40

Total return (c)                                                   24.51%    (20.19)%    (10.26)%      8.26%     (0.80)%

Net assets, end of period (in millions)                          $239.4     $206.7      $292.7      $305.1     $277.6

Ratio of expenses to average net assets                             1.05%      1.06%       0.97%       0.96%      0.92%

Ratio of net investment income/(loss) to average net assets         0.94%      1.04%       1.14%       1.48%      1.24%

Portfolio turnover rate                                             25%        63%         34%         26%        27%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             1.06%      1.07%       0.98%       0.96%      0.98%

Ratio of net investment income/(loss) to average net assets         0.93%      1.03%       1.13%       1.47%      1.18%

                                                                                 The AAL Balanced Fund
                                                                                     Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 10.75     $ 11.52    $ 12.41     $ 12.41    $ 12.15
Income from Investment Operations:

Net investment income                                               0.17        0.19       0.26        0.38       0.32

Net realized and unrealized gain/(loss) on investments (b)          0.92       (0.76)     (0.88)        -         0.25
Total from Investment Operations                                    1.09       (0.57)     (0.62)       0.38       0.57
Less Distributions from:
Net Investment Income                                              (0.19)      (0.20)     (0.27)      (0.38)     (0.31)
Net Asset Value, End of period                                   $ 11.65     $ 10.75    $ 11.52     $ 12.41    $ 12.41

Total return (c)                                                   10.22%      (4.90)%    (5.02)%      3.10%      4.78%

Net assets, end of period (in millions)                          $278.0      $260.8     $305.6      $291.7     $256.1

Ratio of expenses to average net assets                             1.06%       1.05%      0.99%       0.98%      1.09%

Ratio of net investment income to average net assets                1.48%       1.77%      2.19%       3.07%      2.76%

Portfolio turnover rate (d)                                        194%         69%        76%         83%        65%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             1.07%       1.07%      1.02%       1.02%      1.14%

Ratio of net investment income to average net assets                1.47%       1.75%      2.16%       3.03%      2.72%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.
(d) Portfolio  turnover  rates for the year ended April 30,  2003,  excluded the effect of  participation  in mortgage dollar roll transactions.

                                                                               The AAL Equity Income Fund
                                                                                     Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 10.16     $ 12.87    $ 14.54     $ 14.38    $ 14.66
Income from Investment Operations:

Net investment income/(loss)                                       (0.02)      (0.01)      0.03        0.06       0.02

Net realized and unrealized gain/(loss) on investments (b)          2.36       (2.69)     (1.64)       0.93      (0.28)
Total from Investment Operations                                    2.34       (2.70)     (1.61)       0.99      (0.26)
Less Distributions from:

Net investment income                                                -         (0.01)     (0.01)      (0.06)     (0.02)

Net realized gain on investments                                     -           -        (0.05)      (0.77)       -

Return of capital                                                    -           -          -           -          -
Total Distributions                                                  -         (0.01)     (0.06)      (0.83)     (0.02)
Net Asset Value, End of period                                   $ 12.50     $ 10.16    $ 12.87     $ 14.54    $ 14.38

Total return (c)                                                   23.03%     (21.01)%   (11.11)%      7.12%     (1.80)%

Net assets, end of period (in millions)                          $  7.5      $  8.1     $ 12.4      $ 13.4     $ 11.6

Ratio of expenses to average net assets                             2.15%       2.16%      1.90%       1.98%      1.99%

Ratio of net investment income/(loss) to average net assets        (0.17)%     (0.06)%     0.21%       0.45%      0.17%

Portfolio turnover rate                                             25%         63%        34%         26%        27%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             2.16%       2.17%      1.91%       1.98%      2.05%

Ratio of net investment income/(loss) to average net assets        (0.18)%     (0.07)%     0.20%       0.45%      0.11%

                                                                                 The AAL Balanced Fund
                                                                                     Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 10.70     $ 11.47    $ 12.35     $ 12.35    $ 12.10
Income from Investment Operations:

Net investment income                                               0.06        0.11       0.15        0.26       0.21

Net realized and unrealized gain/(loss) on investments (b)          0.92       (0.76)     (0.87)        -         0.24
Total from Investment Operations                                    0.98       (0.65)     (0.72)       0.26       0.45
Less Distributions from:
Net Investment Income                                              (0.08)      (0.12)     (0.16)      (0.26)     (0.20)
Net Asset Value, End of period                                   $ 11.60     $ 10.70    $ 11.47     $ 12.35    $ 12.35

Total return (c)                                                    9.22%      (5.68)%    (5.83)%      2.13%      3.74%

Net assets, end of period (in millions)                          $ 18.6      $ 19.3     $ 22.3      $ 21.1     $ 18.2

Ratio of expenses to average net assets                             2.02%       1.84%      1.89%       1.94%      2.03%

Ratio of net investment income to average net assets                0.52%       0.97%      1.29%       2.11%      1.82%

Portfolio turnover rate (d)                                        194%         60%        76%         83%        65%
If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             2.03%       1.86%      1.92%       1.98%      2.08%

Ratio of net investment income to average net assets                0.51%       0.95%      1.26%       2.07%      1.77%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.
(d) Portfolio  turnover  rates for the year ended April 30,  2003,  excluded the effect of  participation  in mortgage dollar roll transactions.

                                                                              The AAL High Yield Bond Fund
                                                                                     Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $  6.27     $  6.19    $  6.76     $  7.44    $  8.92
Income from Investment Operations:

Net investment income                                               0.46        0.50       0.54        0.63       0.87

Net realized and unrealized gain/(loss) on investments (b)          0.28        0.08      (0.56)      (0.68)     (1.48)
Total from Investment Operations                                    0.74        0.58      (0.02)      (0.05)     (0.61)
Less Distributions from:
Net Investment Income                                              (0.47)      (0.50)     (0.55)      (0.63)     (0.87)
Net Asset Value, End of period                                   $  6.54     $  6.27    $  6.19     $  6.76    $  7.44

Total return (c)                                                   12.08%      10.59%     (0.26)%     (0.81)%    (7.00)%

Net assets, end of period (in millions)                          $135.1      $117.4     $118.6      $121.0     $134.3

Ratio of expenses to average net assets                             1.10%       0.93%      1.00%       1.00%      0.96%

Ratio of net investment income to average net assets                6.98%       8.72%      8.41%       9.06%     10.54%

Portfolio turnover rate                                             91%        103%        72%        106%        54%
If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             1.10%       1.03%      1.17%       1.08%      1.12%

Ratio of net investment income to average net assets                6.98%       8.62%      8.24%       8.98%     10.38%

                                                                              The AAL Municipal Bond Fund
                                                                                     Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 11.52     $ 11.21    $ 10.96     $ 10.45    $ 11.47
Income from Investment Operations:

Net investment income                                               0.49        0.50       0.54        0.55       0.53

Net realized and unrealized gain/(loss) on investments (b)         (0.22)       0.31       0.25        0.51      (1.01)
Total from Investment Operations                                    0.27        0.81       0.79        1.06      (0.48)
Less Distributions from:

Net investment income                                              (0.49)      (0.50)     (0.54)      (0.55)     (0.53)

Net realized gain on investments                                     -           -          -           -        (0.01)
Total Distributions                                                (0.49)      (0.50)     (0.54)      (0.55)     (0.54)
Net Asset Value, End of period                                   $ 11.30     $ 11.52    $ 11.21     $ 10.96    $ 10.45

Total return (c)                                                    2.34%       7.38%      7.27%      10.34%     (4.09)%

Net assets, end of period (in millions)                          $633.9      $671.6     $598.6      $503.7     $461.3

Ratio of expenses to average net assets                             0.81%       0.79%      0.77%       0.73%      0.78%

Ratio of net investment income to average net assets                4.24%       4.41%      4.77%       5.06%      4.98%

Portfolio turnover rate                                             11%         18%        65%        110%       210%
If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             0.81%       0.79%      0.82%       0.81%      0.84%

Ratio of net investment income to average net assets                4.24%       4.41%      4.72%       4.98%      4.93%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

                                                                              The AAL High Yield Bond Fund
                                                                                     Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $  6.27     $  6.19    $  6.76     $  7.44    $  8.92
Income from Investment Operations:

Net investment income                                               0.40        0.45       0.49        0.58       0.81

Net realized and unrealized gain/(loss) on investments (b)          0.28        0.08      (0.56)      (0.68)     (1.48)
Total from Investment Operations                                    0.68        0.53      (0.07)      (0.10)     (0.67)
Less Distributions from:
Net Investment Income                                              (0.41)      (0.45)     (0.50)      (0.58)     (0.81)
Net Asset Value, End of period                                   $  6.54     $  6.27    $  6.19     $  6.76    $  7.44

Total return (c)                                                   11.06%       9.61%     (1.02)%     (1.53)%    (7.65)%

Net assets, end of period (in millions)                          $  6.1      $  6.0     $  8.2      $  9.7     $ 11.6

Ratio of expenses to average net assets                             2.01%       1.84%      1.74%       1.73%      1.62%

Ratio of net investment income to average net assets                6.07%       7.81%      7.67%       8.33%      9.88%

Portfolio turnover rate                                             91%        103%        72%        106%        54%
If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             2.01%       2.01%      1.93%       1.99%      1.97%

Ratio of net investment income to average net assets                6.07%       7.64%      7.48%       8.08%      9.53%

                                                                               The AAL Municipal Bond Fund
                                                                                     Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                   Ended      Ended      Ended       Ended      Ended
                                                                 4/30/2004  4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $ 11.52    $ 11.20    $ 10.95     $ 10.44    $ 11.47
Income from Investment Operations:

Net investment income                                                0.40       0.42       0.44        0.46       0.44

Net realized and unrealized gain/(loss) on investments (b)          (0.24)      0.32       0.25        0.51      (1.02)
Total from Investment Operations                                     0.16       0.74       0.69        0.97      (0.58)
Less Distributions from:

Net investment income                                               (0.39)     (0.42)     (0.44)      (0.46)     (0.44)

Net realized gain on investments                                      -          -          -           -        (0.01)
Total Distributions                                                 (0.39)     (0.42)     (0.44)      (0.46)     (0.45)
Net Asset Value, End of period                                    $ 11.29    $ 11.52    $ 11.20     $ 10.95    $ 10.44

Total return (c)                                                     1.42%      6.65%      6.40%       9.39%     (4.99)%

Net assets, end of period (in millions)                           $ 13.2     $ 12.3     $ 11.0      $  8.5     $  7.3

Ratio of expenses to average net assets                              1.63%      1.56%      1.57%       1.61%      1.59%

Ratio of net investment income to average net assets                 3.42%      3.64%      3.97%       4.18%      4.19%

Portfolio turnover rate                                              11%        18%        65%        110%       210%
If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                              1.63%      1.56%      1.62%       1.69%      1.64%

Ratio of net investment income to average net assets                 3.42%      3.64%      3.92%       4.10%      4.14%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

                                                                                   The AAL Bond Fund
                                                                                     Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 10.31     $  9.82    $  9.80     $  9.32    $  9.92
Income from Investment Operations:

Net investment income                                               0.40        0.42       0.56        0.61       0.58

Net realized and unrealized gain/(loss) on investments (b)         (0.12)       0.52       0.02        0.48      (0.60)
Total from Investment Operations                                    0.28        0.94       0.58        1.09      (0.02)
Less Distributions from:
Net Investment Income                                              (0.45)      (0.45)     (0.56)      (0.61)     (0.58)
Net Asset Value, End of period                                   $ 10.14     $ 10.31    $  9.82     $  9.80    $  9.32

Total return (c)                                                    2.74%       9.79%      6.01%      12.08%     (0.11)%

Net assets, end of period (in millions)                          $460.5      $526.5     $451.5      $353.5     $321.7

Ratio of expenses to average net assets                             0.88%       0.85%      0.81%       0.81%      0.83%

Ratio of net investment income to average net assets                3.86%       4.19%      5.54%       6.38%      6.12%

Portfolio turnover rate (d)                                        463%        149%       160%        172%       163%
If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             0.89%       0.86%      0.88%       0.91%      0.91%

Ratio of net investment income to average net assets                3.85%       4.18%      5.47%       6.27%      6.04%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Portfolio  turnover  rates for the year ended April 30,  2003,  excluded the effect of  participation  in mortgage dollar roll transactions.
(e) Computed on an annualized basis for periods less than one year.
(f) Since Fund inception, December 31, 1999.

                                                                                   The AAL Bond Fund
                                                                                     Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 10.32     $  9.82    $  9.80     $  9.32    $  9.92
Income from Investment Operations:

Net investment income                                               0.30        0.33       0.47        0.52       0.49

Net realized and unrealized gain/(loss) on investments (b)         (0.12)       0.53       0.02        0.48      (0.60)
Total from Investment Operations                                    0.18        0.86       0.49        1.00      (0.11)
Less Distributions from:
Net Investment Income                                              (0.35)      (0.36)     (0.47)      (0.52)     (0.49)
Net Asset Value, End of period                                   $ 10.15     $ 10.32    $  9.82     $  9.80    $  9.32

Total return (c)                                                    1.75%       8.91%      5.03%      11.04%     (1.09)%

Net assets, end of period (in millions)                          $ 13.4      $ 13.2     $  7.9      $  4.6     $  3.6

Ratio of expenses to average net assets                             1.86%       1.77%      1.73%       1.73%      1.80%

Ratio of net investment income to average net assets                2.89%       3.28%      4.64%       5.45%      5.17%

Portfolio turnover rate (d)                                        463%        149%       160%        172%       163%
If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             1.87%       1.78%      1.80%       1.83%      1.88%

Ratio of net investment income to average net assets                2.88%       3.27%      4.57%       5.35%      5.09%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Portfolio  turnover  rates for the year ended April 30,  2003,  excluded the effect of  participation  in mortgage dollar roll transactions.
(e) Computed on an annualized basis for periods less than one year.
(f) Since Fund inception, December 31, 1999.

                                                                               The AAL Money Market Fund
                                                                                     Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00
Income from Investment Operations:

Net investment income                                              0.003       0.01       0.02        0.05       0.05

Less: distributions from net investment income                    (0.003)     (0.01)     (0.02)      (0.05)     (0.05)
Net Asset Value, End of period                                   $ 1.00      $ 1.00     $ 1.00      $ 1.00     $ 1.00

Total return (b)                                                   0.32%       0.88%      2.28%       5.70%      4.99%

Net assets, end of period (in millions)                          $262.2      $349.6     $399.8      $423.9     $348.0

Ratio of expenses to average net assets                            0.83%       0.77%      0.72%       0.76%      0.66%

Ratio of net investment income to average net assets               0.32%       0.89%      2.19%       5.51%      4.90%

Portfolio turnover rate                                            N/A         N/A        N/A         N/A        N/A
If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                            0.93%       0.92%      0.90%       0.99%      1.02%

Ratio of net investment income/(loss) to average net assets        0.22%       0.74%      2.01%       5.28%      4.54%

(a) All per share amounts have been rounded to the nearest cent.
(b) Total investment  return assumes dividend  reinvestment and does not reflect any deduction for sales charges.  Not annualized for periods less than one year.

                                                                               The AAL Money Market Fund
                                                                                     Class B Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                 Year       Year        Year       Year        Year
                                                                  Ended       Ended      Ended       Ended      Ended
                                                                4/30/2004   4/30/2003  4/30/2002   4/30/2001  4/30/2000
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                             $  1.00     $  1.00    $  1.00     $  1.00    $  1.00
Income from Investment Operations:

Net investment income                                              0.001       0.003       0.01        0.04       0.04

Less: distributions from net investment income                    (0.001)     (0.003)     (0.01)      (0.04)     (0.04)
Net Asset Value, End of period                                   $  1.00     $  1.00    $  1.00     $  1.00    $  1.00

Total return (b)                                                    0.07%       0.42%      1.34%       4.67%      3.94%

Net assets, end of period (in millions)                          $  1.8      $  2.8     $  2.8      $  3.3     $  2.4

Ratio of expenses to average net assets                             1.08%       1.38%      1.52%       1.81%      1.65%

Ratio of net investment income to average net assets                0.07%       0.27%      1.39%       4.45%      3.95%

Portfolio turnover rate                                            N/A         N/A        N/A         N/A        N/A
If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                             1.84%       1.62%      1.70%       2.04%      2.00%

Ratio of net investment income/(loss) to average net assets        (0.69)%      0.03%      1.21%       4.22%      3.59%

(a)  All per share amounts have been rounded to the nearest cent.
(b) Total investment  return assumes dividend  reinvestment and does not reflect any deduction for sales charges.  Not annualized for periods less than one year.

                                                                Lutheran Brotherhood Opportunity Growth Fund
                                                                               Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)  Six Months
                                                      Ended       Year        Year       Year        Year       Year
                                                    4/30/2004     Ended       Ended      Ended      Ended       Ended
                                                   (unaudited)  10/31/2003 10/31/2002  10/31/2001 10/31/2000  10/31/1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $  8.96     $  6.61     $  8.71    $ 14.30     $ 11.16    $  9.33
Income from Investment Operations:

Net investment income/(loss)                           (0.05)      (0.13)      (0.12)     (0.10)      (0.13)     (0.13)

Net realized and unrealized gain/(loss) on
  investments (b)                                       0.14        2.48       (1.98)     (4.57)       3.27       1.96
Total from Investment Operations                        0.09        2.35       (2.10)     (4.67)       3.14       1.83
Less Distributions from:
Net Investment Income                                    -           -           -        (0.92)        -          -
Net Asset Value, End of period                       $  9.05     $  8.96     $  6.61    $  8.71     $ 14.30    $ 11.16

Total return (c)                                        1.00%      35.35%     (24.00)%   (34.40)%     28.32%     19.61%

Net assets, end of period (in millions)              $134.3      $136.8      $108.8     $160.5      $253.2     $206.0

Ratio of expenses to average net assets (d)             1.51%       2.01%       1.84%      1.59%       1.36%      1.50%

Ratio of net investment loss to average net assets
  (d)                                                  (1.09)%     (1.70)%     (1.38)%    (0.93)%     (0.88)%    (1.19)%

Portfolio turnover rate                                 32%        126%        117%       126%        143%        49%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)

Ratio of net investment loss to average net assets (d)

                                                                  Lutheran Brotherhood Mid Cap Growth Fund
                                                                               Class A Shares
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)  Six Months
                                                      Ended       Year        Year       Year        Year
                                                    4/30/2004     Ended       Ended      Ended       Ended      Ended
                                                   (unaudited)  10/31/2003 10/31/2002  10/31/2001 10/31/2000  10/31/1999
--------------------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                 $ 12.35     $  9.50     $ 11.43    $ 18.29     $ 12.93    $  9.19
Income from Investment Operations:

Net investment income/(loss)                           (0.07)      (0.15)      (0.13)     (0.11)      (0.15)     (0.13)

Net realized and unrealized gain/(loss) on
  investments (b)                                       0.20        3.00       (1.80)     (5.40)       5.98       3.87
Total from Investment Operations                        0.13        2.85       (1.93)     (5.51)       5.83       3.74
Less Distributions from:
Net Realized Gain on Investments                         -           -           -        (1.35)      (0.47)       -
Net Asset Value, End of period                       $ 12.48     $ 12.35     $  9.50    $ 11.43     $ 18.29    $ 12.93

Total return (c)                                        1.05%      29.86%     (16.80)%   (32.17)%     46.26%     40.70%

Net assets, end of period (in millions)              $117.5      $113.1      $ 86.2     $107.7      $140.7     $ 59.2

Ratio of expenses to average net assets (d)             1.47%       1.88%       1.54%      1.41%       1.56%      1.95%

Ratio of net investment income/(loss) to average
  net assets (d)                                       (1.08)%     (1.51)%     (1.17)%    (0.73)%     (0.87)%    (1.34)%

Portfolio turnover rate                                 71%         76%         55%       137%        118%       145%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)             1.47%       1.94%       1.89%      1.69%       1.56%      2.07%

Ratio of net investment loss to average net assets(d)  (1.08)%     (1.57)%     (1.52)%    (1.01)%     (0.87)%    (1.46)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d  Computed on an annualized basis for periods less than one year.

                                                                    Lutheran Brotherhood Opportunity Growth Fund
                                                                                   Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended         Year        Year        Year        Year        Year
                                                           4/30/2004     Ended       Ended       Ended       Ended       Ended
                                                           (unaudited) 10/31/2003  10/31/2002  10/31/2001  10/31/2000 10/31/1999
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 8.56      $ 6.37       $ 8.45      $13.99      $11.00    $ 9.27
Income from Investment Operations:

Net investment income/(loss)                                  (0.09)      (0.18)       (0.11)      (0.07)      (0.14)    (0.20)

Net realized and unrealized gain/(loss) on investments (b)     0.14        2.37        (1.97)      (4.55)       3.13      1.93
Total from Investment Operations                               0.05        2.19        (2.08)      (4.62)       2.99      1.73
Less Distributions from:
Net Investment Income                                           -           -            -         (0.92)        -         -
Net Asset Value, End of period                               $ 8.61      $ 8.56       $ 6.37      $ 8.45      $13.99    $11.00

Total return (c)                                               0.58%      34.38%      (24.62)%    (34.84)%     27.36%    18.66%

Net assets, end of period (in millions)                      $ 10.9      $ 11.6       $  9.8      $ 11.6      $ 14.8    $  8.5

Ratio of expenses to average net assets (d)                    2.26%       2.76%        2.59%       2.34%       2.11%     2.25%

Ratio of net investment loss to average net assets (d)        (1.85)%     (2.45)%      (2.13)%     (1.68)%     (1.63)%   (1.94)%

Portfolio turnover rate                                         32%        126%         117%        126%        143%       49%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)

Ratio of net investment loss to average net assets (d)

                                                                      Lutheran Brotherhood Mid Cap Growth Fund
                                                                                   Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six Months
                                                             Ended      Year        Year        Year        Year         Year
                                                           4/30/2004    Ended       Ended       Ended       Ended        Ended
                                                           (unaudited) 10/31/2003  10/31/2002  10/31/2001  10/31/2000  10/31/1999
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $11.78      $ 9.13       $11.06      $17.87      $12.74      $ 9.12
Income from Investment Operations:

Net investment income/(loss)                                  (0.11)      (0.24)       (0.13)      (0.07)      (0.14)      (0.19)

Net realized and unrealized gain/(loss) on investments (b)     0.18        2.89        (1.80)      (5.39)       5.74        3.81
Total from Investment Operations                               0.07        2.65        (1.93)      (5.46)       5.60        3.62
Less Distributions from:
Net Realized Gain on Investments                                -           -            -         (1.35)      (0.47)        -
Net Asset Value, End of period                               $11.85      $11.78       $ 9.13      $11.06      $17.87      $12.74

Total return (c)                                               0.59%      29.03%      (17.45)%    (32.68)%     45.11%      39.69%

Net assets, end of period (in millions)                      $36.6       $37.2        $31.1       $31.8       $36.4       $15.8

Ratio of expenses to average net assets (d)                    2.22%       2.63%        2.29%       2.16%       2.31%       2.70%

Ratio of net investment income/(loss) to average net
  assets (d)                                                  (1.84)%     (2.27)%      (1.92)%     (1.48)%     (1.62)%     (2.09)%

Portfolio turnover rate                                        71%         76%          55%        137%        118%        145%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                    2.22%       2.69%        2.64%       2.44%       2.31%       2.82%

Ratio of net investment loss to average net assets (d)        (1.84)%     (2.33)%      (2.27)%     (1.76)%     (1.62)%     (2.21)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.

                                                                       Lutheran Brotherhood World Growth Fund
                                                                                   Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 8.39      $ 7.01       $ 8.20      $12.38      $12.55      $10.58
Income from Investment Operations:

Net investment income/(loss)                                  (0.01)      (0.02)       (0.03)      (0.04)      (0.08)      (0.01)

Net realized and unrealized gain/(loss) on investments (b)     0.70        1.40        (1.16)      (3.14)       0.30        2.05
Total from Investment Operations                               0.69        1.38        (1.19)      (3.18)       0.22        2.04
Less Distributions from:

Net investment income                                         (0.01)        -            -           -           -         (0.07)

Net realized gain on investments                                -           -            -         (1.00)      (0.39)        -
Total Distributions                                           (0.01)        -            -         (1.00)      (0.39)      (0.07)
Net Asset Value, End of period                                 9.07        8.39         7.01        8.20       12.38       12.55

Total return (c)                                               8.17%      19.69%      (14.51)%    (27.80)%      1.78%      19.21%

Net assets, end of period (in millions)                      $65.5       $59.8       $54.6       $72.6       $102.4      $87.6

Ratio of expenses to average net assets (d)                    2.12%       2.46%        2.15%       1.93%       1.84%       1.88%

Ratio of net investment income/(loss) to average net
  assets (d)                                                  (0.29)%     (0.27)%      (0.39)%     (0.38)%     (0.56)%    (0.08)%

Portfolio turnover rate                                        15%         27%          22%         30%         40%         18%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                    2.12%       2.58%        2.38%       2.13%

Ratio of net investment income/(loss) to average net
  assets (d)                                                  (0.29)%     (0.39)%      (0.62)%     (0.58)%

                                                                               Lutheran Brotherhood Growth Fund
                                                                                        Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                   Six Months
                                                                        Ended      Year       Year          Year         Year
                                                                      4/30/2004    Ended      Ended         Ended        Ended
                                                                    (unaudited)  10/31/2003 10/31/2002    10/31/2001  10/31/2000(e)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $10.75       $ 8.94      $11.35      $18.61      $16.50
Income from Investment Operations:

Net investment income/(loss)                                             0.03        (0.04)        -         (0.07)      (0.06)

Net realized and unrealized gain/(loss) on investments (b)               0.27         1.85       (2.41)      (7.19)       2.17
Total from Investment Operations                                         0.30         1.81       (2.41)      (7.26)       2.11
Net Asset Value, End of period                                         $11.05       $10.75      $ 8.94      $11.35      $18.61

Total return (c)                                                         2.79%       20.25%     (21.23)%    (39.01)%     12.79%

Net assets, end of period (in millions)                                $33.8        $28.0       $21.6       $24.8       $27.7

Ratio of expenses to average net assets (d)                              0.32%        1.40%       1.89%       1.47%       1.30%

Ratio of net investment income/(loss) to average net assets (d)          0.52%       (0.41)%     (1.02)%     (0.54)%     (0.55)%

Portfolio turnover rate                                                  48%         111%         59%         14%         17%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                              1.81%        2.56%        2.54%       2.11%       1.93%

Ratio of net investment loss to average net assets (d)                  (0.97)%      (1.57)%     (1.67)%     (1.18)%     (1.18)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, October 29, 1999.

                                                                       Lutheran Brotherhood World Growth Fund
                                                                                   Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                         $ 8.02     $ 6.75      $ 7.96       $12.13      $12.39      $10.51
Income from Investment Operations:

Net investment income/(loss)                                  (0.05)     (0.08)      (0.05)       (0.05)      (0.10)      (0.03)

Net realized and unrealized gain/(loss) on investments (b)     0.67       1.35       (1.16)       (3.12)       0.23        1.97
Total from Investment Operations                               0.62       1.27       (1.21)       (3.17)       0.13        1.94
Less Distributions from:

Net investment income                                            -          -           -            -           -        (0.06)

Net realized gain on investments                                 -          -           -         (1.00)      (0.39)         -
Total Distributions                                              -          -           -         (1.00)      (0.39)      (0.06)
Net Asset Value, End of period                                 8.64       8.02        6.75         7.96       12.13       12.39

Total return (c)                                               7.73%     18.81%     (15.20)%     (28.27)%      0.97%      18.28%

Net assets, end of period (in millions)                      $11.2      $10.8       $10.3        $10.8       $12.6       $ 8.1

Ratio of expenses to average net assets (d)                    2.87%      3.21%       2.90%        2.68%       2.59%       2.63%

Ratio of net investment income/(loss) to average net
  assets (d)                                                  (1.05)%    (1.01)%     (1.14)%      (1.13)%     (1.31)%     (0.83)%

Portfolio turnover rate                                         15%        27%         22%          30%         40%         18%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                    2.87%      3.33%       3.23%        2.88%

Ratio of net investment income/(loss) to average net
  assets (d)                                                  (1.05)%    (1.13)%     (1.37)%      (1.33)%

                                                                               Lutheran Brotherhood Growth Fund
                                                                                        Class B Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                   Six Months
                                                                        Ended      Year       Year          Year         Year
                                                                      4/30/2004    Ended      Ended         Ended        Ended
                                                                    (unaudited)  10/31/2003 10/31/2002    10/31/2001  10/31/2000(e)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                   $10.43      $ 8.74      $11.18       $18.47      $16.50
Income from Investment Operations:

Net investment income/(loss)                                            (0.02)      (0.10)      (0.10)       (0.08)      (0.15)

Net realized and unrealized gain/(loss) on investments (b)               0.27        1.79       (2.34)       (7.21)       2.12
Total from Investment Operations                                         0.25        1.69       (2.44)       (7.29)       1.97
Net Asset Value, End of period                                         $10.68      $10.43      $ 8.74       $11.18      $18.47

Total return (c)                                                         2.40%      19.34%    (21.82)%     (39.47)%     11.94%

Net assets, end of period (in millions)                                $ 12.5      $ 10.6      $  7.9       $  7.3      $  6.8

Ratio of expenses to average net assets (d)                              1.14%       2.15%       2.64%        2.22%       2.05%

Ratio of net investment income/(loss) to average net assets (d)         (0.31)%     (1.16)%     (1.77)%      (1.29)%     (1.30)%

Portfolio turnover rate                                                  48%        111%        59%          14%         17%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                              2.56%       3.31%       3.29%        2.86%       2.68%

Ratio of net investment loss to average net assets (d)                  (1.73)%     (2.32)%     (2.42)%      (1.93)%     (1.93)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, October 29, 1999.

                                                                              Lutheran Brotherhood Fund
                                                                                   Class A Shares

----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $18.29    $15.91      $19.31      $28.30        $31.22      $27.94
Income from Investment Operations:

Net investment income/(loss)                                    0.03      0.04        0.03        0.04          0.04        0.07

Net realized and unrealized gain/(loss) on investments (b)      0.63      2.35       (3.40)      (8.01)         1.52        6.42
Total from Investment Operations                                0.66      2.39       (3.37)      (7.97)         1.56        6.49
Less Distributions from:

Net investment income                                          (0.04)    (0.01)      (0.03)      (0.01)      (0.04)       (0.08)

Net realized gain on investments                                 -         -           -         (1.01)      (4.44)       (3.13)
Total Distributions                                            (0.04)    (0.01)      (0.03)      (1.02)      (4.48)       (3.21)
Net Asset Value, End of period                                $18.91    $18.29      $15.91      $19.31      $28.30       $31.22

Total return (c)                                                3.63%    15.06%     (17.49)%    (29.07)%      5.07%       25.60%

Net assets, end of period (in millions)                       $752.1    $757.6      $724.8      $976.1      $1,447.7     $1,424.4

Ratio of expenses to average net assets (d)                     1.02%     1.14%       1.09%       0.96%       0.83%        0.85%

Ratio of net investment income/(loss) to average net assets
  (d)                                                           0.31%     0.23%       0.13%       0.16%       0.16%        0.24%

Portfolio turnover rate                                         17%       10%         61%         21%         47%          57%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                     1.02%     1.14%       1.09%       0.97%       0.88%        0.90%

Ratio of net investment income/(loss) to average net assets
  (d)                                                           0.31%     0.23%       0.13%       0.15%       0.11%        0.19%

                                                                                Lutheran Brotherhood Value Fund
                                                                                        Class A Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                   Six Months
                                                                        Ended      Year       Year          Year         Year
                                                                      4/30/2004    Ended      Ended         Ended        Ended
                                                                    (unaudited)  10/31/2003 10/31/2002    10/31/2001  10/31/2000(e)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                    $12.49    $10.67      $12.92       $15.77       $14.50
Income from Investment Operations:

Net investment income/(loss)                                              0.09      0.08        0.06         0.06         0.02

Net realized and unrealized gain/(loss) on investments (b)                0.87      1.79       (2.26)       (2.87)        1.25
Total from Investment Operations                                          0.96      1.87       (2.20)       (2.81)        1.27
Less Distributions from:
Net Investment Income                                                    (0.08)    (0.05)      (0.05)       (0.04)         -
Net Asset Value, End of period                                          $13.37    $12.49      $10.67       $12.92       $15.77

Total return (c)                                                          7.69%    17.72%     (17.22)%     (17.86)%       8.76%

Net assets, end of period (in millions)                                 $33.5     $28.4       $22.9        $20.6        $15.1

Ratio of expenses to average net assets (d)                               0.60%     1.28%       1.37%        1.23%        1.30%

Ratio of net investment income/(loss) to average net assets (d)           1.40%     0.71%       0.48%        0.44%        0.24%

Portfolio turnover rate                                                   15%       64%        109%          35%          26%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                               1.54%     2.06%       2.02%        1.85%        2.14%

Ratio of net investment income/(loss) to average net assets (d)           0.46%    (0.07)%     (0.17)%      (0.18)%      (0.60)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, October 29, 1999.

                                                                              Lutheran Brotherhood Fund
                                                                                   Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $17.61    $15.42      $18.83       $27.83       $30.93       $27.83
Income from Investment Operations:

Net investment income/(loss)                                   (0.04)    (0.09)      (0.07)       (0.08)       (0.10)       (0.10)

Net realized and unrealized gain/(loss) on investments (b)      0.61      2.28       (3.34)       (7.91)        1.44         6.33
Total from Investment Operations                                0.57      2.19       (3.41)       (7.99)        1.34         6.23
Less Distributions from:

Net investment income                                            -         -           -            -            -            -

Net realized gain on investments                                 -         -           -          (1.01)       (4.44)       (3.13)
Total Distributions                                              -         -           -          (1.01)       (4.44)       (3.13)
Net Asset Value, End of period                                $18.18    $17.61      $15.42        $18.83       $27.83       $30.93

Total return (c)                                                3.24%    14.20%     (18.11)%     (29.63)%       4.32%       24.66%

Net assets, end of period (in millions)                       $61.7     $64.9       $65.2        $71.5        $86.8        $63.3

Ratio of expenses to average net assets (d)                     1.77%     1.89%       1.84%        1.71%        1.58%        1.60%

Ratio of net investment income/(loss) to average net assets
  (d)                                                          (0.45)%   (0.52)%     (0.62)%      (0.59)%      (0.59)%      (0.51)%

Portfolio turnover rate                                         17%       10%         61%          21%          47%          57%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                     1.77%     1.89%       1.84%        1.72%        1.63%        1.65%

Ratio of net investment income/(loss) to average net assets
  (d)                                                          (0.45)%   (0.52)%     (0.62)%      (0.60)%      (0.64)%      (0.56)%

                                                                               Lutheran Brotherhood Value Fund
                                                                                        Class B Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                   Six Months
                                                                        Ended      Year       Year          Year         Year
                                                                      4/30/2004    Ended      Ended         Ended        Ended
                                                                    (unaudited)  10/31/2003 10/31/2002    10/31/2001  10/31/2000(e)
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period                                   $12.25     $10.49      $12.76       $15.65       $14.50
Income from Investment Operations:

Net investment income/(loss)                                             0.03      (0.01)        -          (0.01)       (0.05)

Net realized and unrealized gain/(loss) on investments (b)               0.87       1.77       (2.27)       (2.88)        1.20
Total from Investment Operations                                         0.90       1.76       (2.27)       (2.89)        1.15
Less Distributions from:
Net Investment Income                                                     -          -         -            -            -
Net Asset Value, End of period                                         $13.15     $12.25      $10.49       $12.76       $15.65

Total return (c)                                                         7.35%     16.78%     (17.79)%     (18.47)%       7.93%

Net assets, end of period (in millions)                                $10.9      $ 9.1       $ 7.0        $ 5.3        $ 3.7

Ratio of expenses to average net assets (d)                              1.39%      2.03%       2.12%        1.98%        2.05%

Ratio of net investment income/(loss) to average net assets (d)          0.63%     (0.05)%     (0.27)%      (0.31)%      (0.51)%

Portfolio turnover rate                                                  15%        64%        109%          35%          26%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                              2.29%      2.81%       2.77%        2.60%        2.89%

Ratio of net investment income/(loss) to average net assets (d)         (0.27)%    (0.83)%     (0.92)%      (0.93)%      (1.35)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, October 29, 1999.

                                                                        Lutheran Brotherhood High Yield Fund
                                                                                   Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 5.07    $ 4.23       $ 5.22       $ 6.72       $ 7.87      $ 8.09
Income from Investment Operations:

Net investment income                                          0.20      0.41         0.53         0.69         0.84        0.82

Net realized and unrealized gain/(loss) on investments (b)     0.05      0.82        (1.00)       (1.42)       (1.19)      (0.20)
Total from Investment Operations                               0.25      1.23        (0.47)       (0.73)       (0.35)       0.62
Less Distributions from:
Net Investment Income                                         (0.20)    (0.39)       (0.52)       (0.77)       (0.80)      (0.84)
Net Asset Value, End of period                               $ 5.12    $ 5.07       $ 4.23       $ 5.22       $ 6.72      $ 7.87

Total return (c)                                               4.98%    30.00%       (9.91)%     (11.49)%      (5.21)%      7.69%

Net assets, end of period (in millions)                      $590.1    $579.8       $488.8       $607.9       $727.3      $823.2

Ratio of expenses to average net assets (d)                    0.92%     1.02%        1.03%        0.99%        0.87%       0.86%

Ratio of net investment income to average net assets (d)       7.98%     8.70%       10.49%       11.62%       10.88%       9.96%

Portfolio turnover rate                                         43%       96%          77%          65%          60%         55%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                    0.92%     1.02%        1.03%        1.00%        0.92%       0.91%

Ratio of net investment income to average net assets (d)       7.98%     8.70%       10.49%       11.61%       10.83%       9.91%

                                                                          Lutheran Brotherhood Income Fund
                                                                                   Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 8.73    $ 8.34       $ 8.71       $ 8.19      $ 8.22      $ 8.78
Income from Investment Operations:

Net investment income                                          0.17      0.34         0.41         0.48        0.53        0.51

Net realized and unrealized gain/(loss) on investments (b)    (0.03)     0.40        (0.38)        0.56       (0.05)      (0.58)
Total from Investment Operations                               0.14      0.74         0.03         1.04        0.48       (0.07)
Less Distributions from:
Net Investment Income                                         (0.17)    (0.35)       (0.40)       (0.52)      (0.51)      (0.49)
Net Asset Value, End of period                               $ 8.70    $ 8.73       $ 8.34       $ 8.71      $ 8.19      $ 8.22

Total return (c)                                               1.63%     9.05%        0.25%       13.25%       6.02%      (0.69)%

Net assets, end of period (in millions)                      $586.5    $608.7       $629.3       $657.3      $611.0      $679.5

Ratio of expenses to average net assets (d)                    0.85%     0.87%        0.84%        0.83%       0.83%       0.82%

Ratio of net investment income to average net assets (d)       3.94%     3.88%        4.87%        5.66%       6.41%       5.93%

Portfolio turnover rate (e)                                    101%      312%         170%         175%        111%         72%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                    0.85%     0.88%        0.89%        0.88%       0.88%     0.87%

Ratio of net investment income to average net assets (d)       3.94%     3.87%        4.82%        5.61%       6.36%       5.88%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Portfolio  turnover  rates prior to the year ended  October 31, 2003,  excluded the effect of  participation  in mortgage dollar roll transactions.

                                                                        Lutheran Brotherhood High Yield Fund
                                                                                   Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 5.07    $ 4.23      $ 5.22       $ 6.72       $ 7.86      $ 8.08
Income from Investment Operations:

Net investment income                                          0.18      0.37        0.50         0.65         0.78        0.77

Net realized and unrealized gain/(loss) on investments (b)     0.05      0.82       (1.01)       (1.43)       (1.18)     (0.21)
Total from Investment Operations                               0.23      1.19       (0.51)       (0.78)       (0.40)       0.56
Less Distributions from:
Net Investment Income                                         (0.18)    (0.35)      (0.48)       (0.72)       (0.74)      (0.78)
Net Asset Value, End of period                               $ 5.12    $ 5.07    $ 4.23       $ 5.22       $ 6.72      $ 7.86

Total return (c)                                               4.59%    29.03%     (10.58)%     (12.14)%      (5.79)%      6.92%

Net assets, end of period (in millions)                      $ 34.9    $ 36.3      $ 34.9       $ 37.8       $ 39.0      $ 34.4

Ratio of expenses to average net assets (d)                    1.67%     1.77%       1.78%        1.74%        1.62%       1.61%

Ratio of net investment income to average net assets (d)       7.23%     7.95%       9.74%       10.87%       10.13%       9.21%

Portfolio turnover rate                                         43%       96%         77%          65%          60%         55%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                    1.67%     1.77%       1.78%        1.75%        1.67%       1.66%

Ratio of net investment income to average net assets (d)       7.23%     7.95%       9.74%       10.86%       10.08%       9.16%

                                                                         Lutheran Brotherhood Income Fund
                                                                                  Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $ 8.71     $ 8.32      $ 8.70      $ 8.17        $ 8.20      $ 8.76
Income from Investment Operations:

Net investment income                                         0.14       0.27        0.35        0.42          0.46        0.45

Net realized and unrealized gain/(loss) on investments (b)   (0.03)      0.41       (0.40)       0.57         (0.05)      (0.58)
Total from Investment Operations                              0.11       0.68       (0.05)       0.99          0.41       (0.13)
Less Distributions from:
Net Investment Income                                        (0.14)     (0.29)      (0.33)      (0.46)        (0.44)      (0.43)
Net Asset Value, End of period                              $ 8.68     $ 8.71      $ 8.32      $ 8.70        $ 8.17      $ 8.20

Total return (c)                                              1.26%      8.25%      (0.49)%     12.45%         5.24%      (1.52)%

Net assets, end of period (in millions)                     $ 27.5     $ 30.3      $ 31.7      $ 25.3        $ 16.7      $ 14.7

Ratio of expenses to average net assets (d)                   1.60%      1.62%       1.59%       1.58%         1.58%       1.57%

Ratio of net investment income to average net assets (d)      3.19%      3.13%       4.12%       4.91%         5.66%       5.18%

Portfolio turnover rate (e)                                   101%       312%        170%        175%          111%         72%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                   1.60%      1.63%       1.64%       1.63%         1.63%       1.62%

Ratio of net investment income to average net assets (d)      3.19%      3.12%       4.07%       4.86%         5.61%       5.13%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Portfolio  turnover  rates prior to the year ended  October 31, 2003,  excluded the effect of  participation  in mortgage dollar roll transactions.

                                                                     Lutheran Brotherhood Municipal Bond Fund
                                                                                  Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                        $ 9.09     $ 9.15       $ 9.13      $ 8.66       $ 8.44      $ 9.11
Income from Investment Operations:

Net investment income                                         0.21       0.43         0.42        0.43         0.44        0.43

Net realized and unrealized gain/(loss) on investments (b)   (0.13)     (0.04)        0.01        0.48         0.22       (0.66)
Total from Investment Operations                              0.08       0.39         0.43        0.91         0.66       (0.23)
Less Distributions from:

Net investment income                                        (0.21)     (0.44)       (0.41)      (0.44)       (0.44)      (0.44)

Net realized gain on investments                             (0.02)     (0.01)          -           -            -           -
Total Distributions                                          (0.23)     (0.45)       (0.41)      (0.44)       (0.44)      (0.44)
Net Asset Value, End of period                              $ 8.94     $ 9.09       $ 9.15      $ 9.13       $ 8.66      $ 8.44

Total return (c)                                              0.90%      4.37%        4.91%      10.78%        8.09%      (2.62)%

Net assets, end of period (in millions)                     $629.5     $641.7       $645.4      $609.5       $559.4      $570.6

Ratio of expenses to average net assets (d)                   0.70%      0.72%        0.73%       0.72%        0.69%       0.70%

Ratio of net investment income to average net assets (d)      4.64%      4.62%        4.69%       4.90%        5.18%       4.88%

Portfolio turnover rate                                         8%         6%          13%          5%          12%         20%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                       0.70%      0.72%        0.73%       0.73%        0.74%       0.75%

Ratio of net investment income to average net assets          4.64%      4.62%        4.69%       4.89%        5.13%       4.83%

                                                                       Lutheran Brotherhood Limited Maturity Bond Fund
                                                                                       Class A Shares
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                  Six Months
                                                                      Ended       Year         Year        Year        Period
                                                                    4/30/2004     Ended        Ended       Ended        Ended
                                                                    (unaudited) 10/31/2003   10/31/2002  10/31/2001  10/31/2000(f)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $13.06      $12.75       $13.14      $12.41       $12.50
Income from Investment Operations:

Net investment income                                                   0.18        0.36         0.46        0.65         0.72

Net realized and unrealized gain/(loss) on investments (b)             (0.07)       0.31        (0.14)       0.78        (0.09)
Total from Investment Operations                                        0.11        0.67         0.32        1.43         0.63
Less Distributions from:

Net investment income                                                  (0.18)      (0.36)       (0.46)      (0.65)       (0.72)

Net realized gain on investments                                       (0.12)        -          (0.25)      (0.05)         -
Total Distributions                                                    (0.30)      (0.36)       (0.71)      (0.70)       (0.72)
Net Asset Value, End of period                                        $12.87      $13.06       $12.75      $13.14       $12.41

Total return (c)                                                        0.84%       5.30%        2.51%      11.89%        5.20%

Net assets, end of period (in millions)                               $105.4      $ 90.4       $ 73.9      $ 39.1       $ 16.6

Ratio of expenses to average net assets (d)                             0.69%       0.74%        0.75%       0.81%        0.95%

Ratio of net investment income to average net assets (d)                2.73%       2.78%        3.56%       5.02%        5.84%

Portfolio turnover rate (e)                                             128%        297%         288%        290%         229%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                             0.89%       0.96%        1.05%       1.08%        1.10%

Ratio of net investment income to average net assets (d)                2.53%       2.56%        3.26%       4.75%        5.69%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Portfolio  turnover  rates prior to the year ended  October 31, 2003,  excluded the effect of  participation  in mortgage dollar roll transactions.
(f) Since Fund inception, October 29, 1999.

                                                                      Lutheran Brotherhood Municipal Bond Fund
                                                                                   Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                         $ 9.06    $ 9.13      $ 9.11       $ 8.64       $ 8.41       $ 9.09
Income from Investment Operations:

Net investment income                                          0.18      0.36        0.36         0.38         0.38         0.37

Net realized and unrealized gain/(loss) on investments (b)    (0.13)    (0.05)       0.01         0.47         0.23        (0.67)
Total from Investment Operations                               0.05      0.31        0.37         0.85         0.61        (0.30)
Less Distributions from:

Net investment income                                         (0.18)    (0.37)      (0.35)       (0.38)       (0.38)       (0.38)

Net realized gain on investments                              (0.02)    (0.01)        -            -            -            -
Total Distributions                                           (0.20)    (0.38)      (0.35)       (0.38)       (0.38)       (0.38)
Net Asset Value, End of period                               $ 8.91    $ 9.06      $ 9.13       $ 9.11       $ 8.64       $ 8.41

Total return (c)                                               0.52%     3.48%       4.15%        9.99%        7.44%       (3.44)%

Net assets, end of period (in millions)                      $ 22.9    $ 24.2      $ 22.3       $ 15.3       $  9.7       $  8.4

Ratio of expenses to average net assets (d)                    1.45%     1.47%       1.48%        1.47%        1.44%        1.45%

Ratio of net investment income to average net assets (d)       3.89%     3.88%       3.94%        4.15%        4.43%        4.13%

Portfolio turnover rate                                          8%        6%         13%           5%          12%          20%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                        1.45%     1.47%       1.48%        1.48%        1.49%        1.50%

Ratio of net investment income to average net assets           3.89%     3.88%       3.94%        4.14%        4.38%        4.08%

                                                                       Lutheran Brotherhood Limited Maturity Bond Fund
                                                                                        Class B Shares
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                  Six Months
                                                                      Ended       Year         Year        Year        Period
                                                                    4/30/2004     Ended        Ended       Ended        Ended
                                                                    (unaudited) 10/31/2003   10/31/2002  10/31/2001  10/31/2000(f)
---------------------------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                   $13.06     $12.75       $13.14      $12.41      $12.50
Income from Investment Operations:

Net investment income                                                    0.16       0.34         0.46        0.65        0.72

Net realized and unrealized gain/(loss) on investments (b)              (0.07)      0.31        (0.14)       0.78       (0.09)
Total from Investment Operations                                         0.09       0.65         0.32        1.43        0.63
Less Distributions from:

Net investment income                                                   (0.16)     (0.34)       (0.46)      (0.65)      (0.72)

Net realized gain on investments                                        (0.12)       -          (0.25)      (0.05)        -
Total Distributions                                                     (0.28)     (0.34)       (0.71)      (0.70)      (0.72)
Net Asset Value, End of period                                         $12.87     $13.06       $12.75      $13.14      $12.41

Total return (c)                                                         0.73%      5.14%        2.51%      11.89%       5.20%

Net assets, end of period (in millions)                                $  6.1     $  6.2       $  5.8      $  5.4      $  5.0

Ratio of expenses to average net assets (d)                              0.89%      0.91%        0.75%       0.81%       0.95%

Ratio of net investment income to average net assets (d)                 2.53%      2.61%        3.56%       5.02%       5.84%

Portfolio turnover rate (e)                                             128%       297%         288%        290%        229%
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                              0.89%      0.96%        1.05%       1.08%       1.10%

Ratio of net investment income to average net assets (d)                 2.53%      2.56%        3.26%       4.75%       5.69%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend  reinvestment and does not reflect any deduction for sales charges. Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Portfolio  turnover  rates prior to the year ended  October 31, 2003,  excluded the effect of  participation  in mortgage dollar roll transactions.
(f) Since Fund inception, October 29, 1999.

                                                                      Lutheran Brotherhood Money Market Fund
                                                                                  Class A Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $ 1.00      $ 1.00      $ 1.00        $ 1.00      $ 1.00       $ 1.00
Income from Investment Operations:

Net investment income                                        0.002       0.004       0.01          0.05        0.05         0.04

Less: Distributions from net investment income              (0.002)    (0.004)     (0.01)        (0.05)      (0.05)       (0.04)
Net Asset Value, End of period                             $ 1.00      $ 1.00      $ 1.00        $ 1.00      $ 1.00       $ 1.00

Total return (b)                                             0.20%       0.40%       1.06%         4.13%       5.44%        4.27%

Net assets, end of period (in millions)                    $462.2      $500.3      $623.9        $713.4      $634.7       $580.1

Ratio of expenses to average net assets (c)                  0.72%       0.92%       0.95%         0.95%       0.95%        0.95%

Ratio of net investment income to average net assets (c)     0.39%       0.41%       1.06%         4.02%       5.31%        4.19%

Portfolio turnover rate                                      N/A         N/A         N/A           N/A         N/A          N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (c)                  0.82%       1.01%       0.99%         0.99%       0.99%        1.00%

Ratio of net investment income to average net assets (c)     0.29%       0.32%       1.02%         3.98%       5.27%        4.14%

(a)   All per share amounts have been rounded to the nearest cent.
(b)   Total investment return assumes dividend reinvestment. Not annualized for periods less than one year.
(c)   Computed on an annualized basis for periods less than one year.

                                                                      Lutheran Brotherhood Money Market Fund
                                                                                  Class B Shares
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)         Six
                                                           Months
                                                           Ended        Year        Year         Year         Year         Year
                                                           4/30/2004    Ended       Ended        Ended        Ended        Ended
                                                          (unaudited) 10/31/2003  10/31/2002   10/31/2001   10/31/2000  10/31/1999
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                       $ 1.00      $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00
Income from Investment Operations:

Net investment income                                        0.002       0.004        0.01         0.05        0.05         0.04

Less: Distributions from net investment income              (0.002)     (0.004)      (0.01)       (0.05)      (0.05)       (0.04)
Net Asset Value, End of period                             $ 1.00      $ 1.00       $ 1.00       $ 1.00      $ 1.00       $ 1.00

Total return (b)                                             0.20%       0.40%        1.06%        4.13%       5.44%        4.27%

Net assets, end of period (in millions)                    $  0.8      $  1.1       $  1.4       $  1.0      $  0.3       $  0.3

Ratio of expenses to average net assets (c)                  0.72%       0.92%        0.95%        0.95%       0.95%        0.95%

Ratio of net investment income to average net assets (c)     0.39%       0.41%        1.06%        4.02%       5.31%        4.19%

Portfolio turnover rate                                      N/A         N/A          N/A          N/A         N/A          N/A
If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (c)                  0.82%       1.01%        0.99%        0.99%      0.99%        1.00%

Ratio of net investment income to average net assets (c)     0.29%       0.32%        1.02%        3.98%       5.27%        4.14%

(a)   All per share amounts have been rounded to the nearest cent.
(b)   Total investment return assumes dividend reinvestment. Not annualized for periods less than one year.
(c)   Computed on an annualized basis for periods less than one year.

THRIVENT MUTUAL FUNDS

By Telephone:
        800-847-4836
        press 1 to speak with a customer service representative
        or
        press 2 to use the Automated Service Line

By Internet:
        www.thrivent.com

By Mail (New Applications):
        Thrivent Mutual Funds
        P.O. Box 219347
        Kansas City, Missouri  64121-9347

By Mail (Additional Investments):
        Thrivent Mutual Funds
        P.O. Box 219334
        Kansas City, Missouri  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
        Thrivent Mutual Funds
        P.O. Box 219348
        Kansas City, Missouri  64121-9348

By Express Mail:
        Thrivent Mutual Funds
        210 West 10th Street, 8th Floor
        Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by sending an email to:
publicinfo@sec.gov.

1940 Act File No. 811-5075

                                              THRIVENT MUTUAL FUNDS

                                                   PROSPECTUS

                                           Institutional Class Shares

                                                  July 17, 2004

                                            Thrivent Technology Fund

                                      Thrivent Partner Small Cap Value Fund

                                          Thrivent Small Cap Stock Fund

                                           Thrivent Mid Cap Growth Fund

                                           Thrivent Mid Cap Stock Fund

                                          Thrivent Mid Cap Index Fund-I

                                    Thrivent Partner International Stock Fund

                                         Thrivent Large Cap Growth Fund

                                          Thrivent Large Cap Value Fund

                                          Thrivent Large Cap Stock Fund

                                         Thrivent Large Cap Index Fund-I

                                              Thrivent Balanced Fund

                                            Thrivent High Yield Fund

                                         Thrivent Partner High Yield Fund

                                           Thrivent Municipal Bond Fund

                                              Thrivent Income Fund

                                             Thrivent Core Bond Fund

                                           Thrivent Bond Index Fund-I

                                       Thrivent Limited Maturity Bond Fund

                                           Thrivent Money Market Fund

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is truthful or complete.  Any representation to the contrary is a criminal offense. Shares of
Thrivent Mutual Funds are not deposits or other obligations of Thrivent Financial Bank or any other bank, nor are they guaranteed or endorsed by Thrivent Financial Bank or any other bank, or insured or otherwise protected
by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other federal agency.   Shares
of Thrivent Mutual Funds are subject to investment risk, including possible loss of the principal amount invested.

                                                                                                             Page
Thrivent Technology Fund
Thrivent Partner Small Cap Value Fund
Thrivent Small Cap Stock Fund
Thrivent Mid Cap Growth Fund
Thrivent Mid Cap Stock Fund
Thrivent Mid Cap Index Fund-I
Thrivent Partner International Stock Fund
Thrivent Large Cap Growth Fund
Thrivent Large Cap Value Fund
Thrivent Large Cap Stock Fund
Thrivent Large Cap Index Fund-I
Thrivent Balanced Fund
Thrivent High Yield Fund
Thrivent Partner High Yield Fund
Thrivent Municipal Bond Fund
Thrivent Income Fund
Thrivent Core Bond Fund
Thrivent Bond Index Fund-I
Thrivent Limited Maturity Bond Fund
Thrivent Money Market Fund

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
     Investment Adviser
     Advisory Fees
     Portfolio Management
     Personal Securities Investments
     Standard & Poor's Trademarks

SHAREHOLDER INFORMATION
  How to Contact Us
     Pricing Funds' Shares
     Institutional Class Shares
     Buying Shares
     Redeeming Shares
     Exchanging Shares Between Funds

DISTRIBUTIONS
     Dividends
     Capital Gains
     Distribution Options

TAXES
     General
     Thrivent Municipal Bond Fund
     Thrivent Partner International Stock Fund

OTHER SECURITIES AND INVESTMENT PRACTICES

FINANCIAL HIGHLIGHTS

THRIVENT TECHNOLOGY STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Technology Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Technology Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in common stocks of technology companies. Technology companies include the following industries:  information technology, telecommunications services, computer and electronic retail, internet retail, biotechnology, healthcare equipment, aerospace and defense, data processing services and media. The Fund's investment adviser focuses on equity securities of U.S. technology companies that have a strong potential for future growth. These companies typically provide little or no dividend income. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in technology stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.  While stocks may be purchased without regard to market capitalization, the investment adviser focuses on large and medium-sized companies.  Although market capitalizations are constantly changing, as of April 30, 2004, large and medium-sized companies had market capitalizations of at least $11.4 billion according to Lipper, Inc.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative and technical investment research techniques to determine what securities to buy and sell.

Fundamental analysis generally involves assessing a company's or security's value based on factors such as sales, assets, markets, management, products and services, earnings and financial structure.

Quantitative analysis generally involves assessing a company's or security's value based on such factors as the cost of capital and the historical and projected patterns of sales, costs and profitability.

Technical analysis generally involves studying trends and movements in a security's price, trading volume and other market-related factors in an attempt to discern patterns.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Technology Fund is subject to the following principal investment risks:

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The prices of technology securities historically have been more volatile than other securities.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests.  The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Technology Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Technology Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Technology Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on July 1, 2000.  How a fund has performed in the past (before and after taxes)
is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'01                     -36.48%
'02                     -42.33%
'03                     +52.36%

The Fund's year-to-date return as of June 30, 2004 was 0.85%.

Best Quarter            Q 4'01      +32.89%
Worst Quarter           Q 3'01       -39.32%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                           1 Year      (07/01/00)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                        52.36%       -25.64%
   (after taxes on distributions)                          52.36%       -25.64%
   (after taxes on distributions and redemptions)          34.03%       -18.75%
Goldman Sachs Technology Industry Composite Index/1/       54.18%       -23.95%
---------------------------------------------------------------------------------------------------------

/1/ The Goldman Sachs Technology Industry Composite Index is a modified capitalization-weighted index of selected technology stocks.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Technology
Fund.  The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.
We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.75%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.27%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          1.02%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Technology Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$104                      $324                   $562                    $1,246
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$104                      $324                   $562                    $1,246
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT PARTNER SMALL CAP VALUE FUND

INVESTMENT OBJECTIVE
Thrivent Partner Small Cap Value Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of small company common stocks and securities convertible into small company common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Partner Small Cap Value Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund's subadviser focuses mainly on the stocks of smaller U.S. companies with market capitalizations at time of purchase that are within or below the range of companies included in the Russell 2000 Value Index.  Although market capitalizations are constantly changing, as ofApril 30, 2004, the largest companies included in the Index have market capitalizations of less than $3.1 billion.  The Fund will not sell a stock just because the company has grown
to a market capitalization outside the range.    Should the subadviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The Fund ordinarily invests in equity securities of small companies that the subadviser believes are undervalued.  A company's securities may be undervalued because the company is temporarily overlooked or out of favor due to general economic conditions, a market decline, or industry conditions or developments affecting the particular company.  The subadviser seeks to identify companies that appear to be undervalued by various measures, and may be temporarily out of favor, but have good prospects for capital appreciation.  The Fund's subadviser considers these factors, among others, in choosing companies:

o        low price/earnings, price/book value, or price/cash flow ratios relative to the S&P 500, the company's peers, or its own historic norm;
o        low stock price relative to a company's underlying asset values;
o        above-average dividend yield relative to a company's peers or its own historic norm;
o        a plan to improve the business through restructuring; and
o        a sound balance sheet and other positive financial characteristics.

The subadviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

The subadviser uses fundamental research techniques to determine what securities to buy and sell. (Fundamental analysis is described on page 2.)

PRINCIPAL RISKS
Thrivent Partner Small Cap Value Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include:  demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic values or if value stocks are out of favor.

Small Cap Risk.  Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the subadviser in assessing the potential of the securities in which the Fund invests. The subadviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner Small Cap Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Partner Small Cap Value Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Partner Small Cap
Value Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Partner Small Cap Value Fund commenced operations on July 17, 2001.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

YEAR-BY-YEAR TOTAL RETURN

'02         -14.59%
'03         +48.73%

The Fund's year-to-date return as of June 30, 2004 was 8.56%.

Best Quarter            Q2'03       +22.03%
Worst Quarter           Q3'02       -20.59%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
-----------------------------------------------------------------------------------------------------------
                                                                       Since Inception
                                                           1 Year      (07/17/01)
------------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                        48.73%                  13.26%
  (after taxes on distributions)                           48.73%                  13.14%
  (after taxes on distributions and redemptions)           31.68%                  10.72%
S&P SmallCap 600/Barra Value Index/1/                      40.04%                   8.94%
Russell 2000 Value Index/2/                                46.03%                   N/A/3/
------------------------------------------------------------------------------------------------------------
/1/ The S&P SmallCap 600/Barra Value Index is a capitalization-weighted index that comprises all of the stocks in the S&P SmallCap 600 Index that have low price-to-book ratios.  The Index does not reflect deductions for fees, expenses or taxes.
/2/ The Russell 2000 Value Index measures the performance of small cap value stocks.  The Index does not
reflect deductions for fees, expenses or taxes.    Because the Russell 2000 Value Index is a more accurate
reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P SmallCap 600/Barra Value Index.
/3/ Performance information for the Russell 2000 Value Index is not available for the time period shown in the table.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small Cap
Value Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.70%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.37%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          1.07%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Expense Reimbursement/2/                                      0.50%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Net Expenses                                                  0.57%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

/2/The investment adviser has contractually agreed, through at least December 31, 2004, to reimburse certain expenses associated with operating Institutional Class shares of Thrivent Partner Small Cap Value Fund equal in the aggregate to 0.50% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner Small Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$109                      $341                   $591                    $1,307
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$109                      $341                   $591                    $1,307
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT SMALL CAP STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Small Cap Stock Fund seeks long-term capital growth by investing primarily in small company common stocks and securities convertible into small company common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Small Cap Stock Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in small company common stocks. The Fund's investment adviser focuses mainly in the stocks of smaller U.S. companies which have market capitalizations similar to those companies included in widely known indices such as the S&P SmallCap 600 Index and the Russell 2000 Index. Although market capitalizations are constantly changing, as of April 30, 2004 those indexes included companies with market
capitalizations less than $3.1 billion.   Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in small company stocks from 80% to a lesser amount, we will notify you at least 60 days' prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page 2.)  The investment adviser looks for small companies that, in its opinion:

o        have an opportunity for rapid growth;
o        have capable management; and
o        are financially sound.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS
Thrivent Small Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Small Cap Risk.  Smaller, less seasoned companies often have greater price volatility than larger, more established companies and tend to be more dependent on the success of limited product lines and may have less experienced management and financial resources.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Small capitalization stocks often have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Small Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Small Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Small Cap Stock
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five- year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Small Cap Stock Fund commenced operations on July 1, 1996.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98                      -1.80%
'99                     +14.13%
'00                     +18.47%
'01                      +9.82%
'02                     -21.21%
'03                     +41.23%

The Fund's year-to-date return as of June 30, 2004 was 8.29%.

Best Quarter          Q4'01          +22.94%
Worst Quarter         Q3'98          -21.18%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                  1 Year      5 Years     (12/29/97)
----------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               41.23%       10.56%       8.92%
  (after taxes on distributions)                  41.23%        9.52%       7.87%
  (after taxes on distributions and redemptions)  26.80%        8.26%       6.89%
S&P SmallCap 600 Index/1/                         38.77%        9.67%       8.18%
Russell 2000 Index/2/                             47.27%        7.14%       3.20%
-----------------------------------------------------------------------------------------------------------
/1/  The S&P SmallCap 600 Index is an unmanaged index that represents the average performance of a group of 600 small capitalization stocks. The Index does not reflect deductions for fees, expenses or taxes.
/2/The Russell 2000 Index measures the performance of small cap stocks.  The Index does not reflect deductions for fees, expenses or taxes.  Because the Russell 2000 Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P SmallCap 600
Index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Small Cap
Stock Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.68%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.08%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.76%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Small Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$77                       $242                   $421                    $938
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$77                       $242                   $421                    $938
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MID CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Growth Fund seeks long-term growth of capital.

PRINCIPAL STRATEGIES
Thrivent Mid Cap Growth Fund tries to increase the long-term value of your investment by investing in common stocks of U.S. companies with medium market capitalizations.  Under normal market conditions, Thrivent Mid Cap
Growth Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes)
in companies with market capitalizations similar to those companies included in widely known mid cap indices such as the Russell Mid Cap Growth Index and the S&P Mid Cap 400/Barra Growth Index at the time of the Fund's investment.  Although market capitalizations are constantly changing, as of April 30, 2004, those Indexes were comprised of companies with  market capitalization between $385 million and $21.2 billion.  Should the Fund's investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund's investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative and technical analysis are described on page 2.)  The investment adviser focuses on companies that have a strong record of earnings growth or show good prospects for growth in sales and earnings and also considers the trends in the market as a whole.

Thrivent Mid Cap Growth Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS
Thrivent Mid Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if
a company's earning or revenues fall short of expectations, its stock price may fall dramatically.   In
addition, medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.  These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk. The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Mid Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Mid Cap Growth Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Growth
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for  one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On July 16, 2004, the Fund became the successor by merger to
Lutheran Brotherhood Opportunity Growth Fund and Lutheran Brotherhood Mid Cap Growth Fund.  Prior to the
merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood Mid Cap
Growth Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on May 30, 1997.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to
Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98                     +11.87%
'99                     +48.78%
'00                     +12.70%
'01                     -19.94%
'02                     -25.44%
'03                     +35.25%

The Fund's year-to-date return as of June 30, 2004 was 3.11%.

Best Quarter            Q4'99       +34.39%
Worst Quarter           Q1'01       -23.91%

                                          Average Annual Total Returns
                                        (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                  1 Year      5 Years     (10/31/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               35.25%       6.24%        7.08%
  (after taxes on distributions)                  35.25%       5.52%        6.07%
  (after taxes on distributions and redemptions)  22.91%       4.89%        5.40%
Russell Midcap Growth Index/1/                    42.71%       2.01%        4.77%
------------------------------------------------------------------------------------------------------------
/1/The Russell Midcap Growth Index measures the performance of mid cap growth stocks.   The  Index does not
reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Growth Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.42%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.11%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.53%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger of Lutheran Brotherhood Opportunity Growth Fund and Lutheran
Brotherhood Mid Cap Growth Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$54                       $170                   $296                    $664
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$54                       $170                   $296                    $664
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MID CAP STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Mid Cap Stock Fund seeks long-term capital growth by investing primarily in common stocks and securities convertible into common stocks, of mid-sized companies.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Mid Cap Stock Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in mid-sized company stocks. The Fund's investment adviser focuses mainly on the stocks of mid-sized U.S. companies which have market capitalizations similar to those included in widely known indices such as the S&P MidCap 400 Index and the Russell MidCap Index. Although market capitalizations are constantly changing, as of April 30, 2004, those Indexes were comprised of companies with market capitalization between $385 million and $21.2 billion. Should the investment adviser determine that the
Fund would benefit from reducing the percentage of its assets invested in mid cap stocks from 80% to a lesser amount, we will notify you at least 60 days' prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page 2.)  The investment adviser looks for mid-sized companies that, in its opinion:

o        have prospects for growth in their sales and earnings;
o        are in an industry with a good economic outlook;
o        have high-quality management; and
o        have a strong financial position.

The investment adviser may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets to more promising opportunities.

PRINCIPAL RISKS
Thrivent Mid Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.
These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets. Shares of Thrivent Mid Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Mid Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Stock
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on June 30, 1993.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional
Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98                      +2.62%
'99                     +19.01%
'00                     +20.56%
'01                     -15.98%
'02                     -15.46%
'03                     +32.50%

The Fund's year-to-date return as of June 30, 2004 was 6.13%.

Best Quarter            Q4 98'      +22.99%
Worst Quarter           Q3 01'      -22.03%

                        Average Annual Total Returns
                   (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                  1 Year      5 Years     (12/29/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)               32.50%       6.19%         6.11%
  (after taxes on distributions)                  32.50%       4.49%         4.42%
  (after taxes on distributions and redemptions)  21.13%       4.42%         4.37%
S&P MidCap 400 Index/1/                           35.59%       9.20%        11.25%
----------------------------------------------------------------------------------------------------------

/1/  The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks. The  Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Stock Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.66%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.05%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.71%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$73                       $229                   $398                    $888
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$73                       $229                   $398                    $888
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MID CAP INDEX FUND-I

INVESTMENT OBJECTIVE
Thrivent Mid Cap Index Fund-I seeks total returns that track the performance of the S&P MidCap 400 Index, by investing primarily in common stocks comprising the Index.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Mid Cap Index Fund-I invests substantially all of its assets (more than
80%) in all of the mid-sized company stocks included in the S&P MidCap 400 Index in the proportions in which they are represented in the Index. Although market capitalizations are constantly changing, as of April 30,
2004, mid cap companies have market capitalization between $385 million and $13 billion. This is a passively managed Fund, which means that  the Fund's investment adviser does not choose the securities that make up the
Fund. The S&P MidCap 400 Index is a capitalization weighted index of 400 domestic stocks chosen for market size, liquidity and industry representation.  The Index is adjusted quarterly, and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index. For liquidity reasons, the Fund may invest, to some degree, in money market instruments. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in mid cap common stocks from more than 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.

PRINCIPAL RISKS
Thrivent Mid Cap Index Fund-I is subject to the following principal investment risks.

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Financial risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Medium-sized companies often have greater price volatility, lower trading volume, and less liquidity than larger, more-established companies.
These companies tend to have smaller revenues, narrower product lines, less management depth and experience, smaller shares of their product or service markets, fewer financial resources, and less competitive strength than larger companies.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Mid Cap Index
Fund-I by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Mid Cap Index Fund-I commenced operations on December 31, 1999. How a fund has performed in the past
(before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00                     +17.29%
'01                        -1.20%
'02                     -14.56%
'03                     +34.54%

The Fund's year-to-date return as of June 30, 2004 was 5.62%.

Best Quarter            Q4'01       +17.66%
Worst Quarter           Q3'01        -16.36%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
-------------------------------------------------------------------------------------------
                                                               Since Inception
                                                   1 Year      (12/31/99)
-------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                34.54%       7.43%
  (after taxes on distributions)                   34.33%       6.21%
  (after taxes on distributions and redemptions)   22.73%       5.48%
S&P MidCap 400 Index/1/                            35.59%       7.86%
-------------------------------------------------------------------------------------------

/1/  The S&P MidCap 400 Index is an unmanaged index that represents the average performance of a group of 400 medium capitalization stocks.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Mid Cap
Index Fund-I. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.25%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.27%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.52%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Mid Cap Index Fund-I with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$53                       $167                   $291                    $654
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$53                       $167                   $291                    $654
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT PARTNER INTERNATIONAL STOCK FUND

INVESTMENT OBJECTIVE
Thrivent Partner International Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of foreign stocks.

PRINCIPAL STRATEGIES

Thrivent Partner International Stock Fund seeks to achieve its objective by investing substantially all of its assets in stocks outside the U.S. and to diversify broadly among developed and emerging countries throughout the world. Normally, at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) will be invested in stocks.  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.  While stocks may be purchased without regard to a company's market capitalization, the focus typically will be on large and, to a lesser extent, medium sized, companies.
Thrivent Investment Mgt. has selected two subadvisers with differing management styles to subadvise the Fund:
Each of the subadvisers acts and invests independently of the other and uses its own methodology for selecting stocks.  The Fund's assets are allocated generally on an equal basis between the two investment subadvisers.

T. Rowe Price International, Inc. ("Price International")

Price International's stock selection reflects a growth style.  While stocks may be purchased without regard to a company's market capitalization, Price International's focus typically will be on large and, to a lesser extent, medium-sized, companies.

In determining the appropriate distribution of investments among various countries and geographic regions, Price
International employs in-depth fundamental research in an effort to identify companies capable of achieving and sustaining above-average, long-term earnings growth.  (Fundamental analysis is described on page 2.) Price
International seeks to purchase such stocks at reasonable prices in relation to present or anticipated earnings, cash flow, or book value, and valuation factors often influence its allocations among large-, mid-, or small-cap shares.

While Price International invests with an awareness of the global economic backdrop and its outlook for industry sectors and individual countries, bottom-up stock selection is the focus of its decision-making.
Country allocation is driven largely by stock selection, though the subadviser may limit investments in markets that appear to have poor overall prospects.

In selecting stocks, Price International generally favors companies with one or more of the following characteristics:

o        Leading market position
o        Attractive business niche
o        Strong franchise or natural monopoly
o        Technological leadership or proprietary advantages
o        Seasoned management
o        Earnings growth and cash flow sufficient to support growing dividends
o        Healthy balance sheet with relatively low debt

Mercator Asset Management, LP ("Mercator")

Mercator's stock selection reflects a value style.  Mercator may invest in securities of issuers of any capitalization size.  Although Mercator invests primarily in equity securities, it also may invest in fixed income securities and derivatives.

Mercator combines a relative value style with bottom-up stock analysis.  The goal of the investment team is to maximize returns on a risk-adjusted basis.  Mercator's approach is to identify attractive, undervalued securities that have good earnings prospects.  Using initial screens based on historical data, Mercator uses its proprietary database to identify securities which are inexpensive relative to their respective historical prices, industries, and markets.  Mercator subjects the most attractive stocks to fundamental analysis, which seeks to validate projected financial data and considers company, industry, and macro factors. Mercator will consider selling a security when fundamental analysis indicates that the security is less attractive than alternative investments.

PRINCIPAL RISKS
Thrivent Partner International Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk. Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include:  demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projections of future earnings or revenues, and if a company's earnings or revenues fall short of expectations, its stock price may fall dramatically.  Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Foreign securities generally  have a less liquid resale market. As a result, the Fund may have difficulty selling or disposing of securities quickly in certain markets or market environments.

Foreign Securities Risk.  Stocks of non-U.S. companies in which Thrivent Partner International Stock Fund invests generally carry more risk than stocks of  U.S. companies.  The economies and financial markets of certain regions-such as Latin America, Asia, Europe and the Mediterranean region-can be highly interdependent and may decline at the same time.  Other risks result from the varying stages of economic and political development of foreign countries, the differing regulatory environments, trading days, and accounting standards
of non-U.S. markets, and higher transaction costs.   The Fund's investment in any country could be subject to
governmental actions such as capital or currency controls, nationalizing a company or industry, expropriating assets, or imposing punitive taxes which would have an adverse affect on security prices and impair the Fund's
ability to repatriate capital or income.    The Fund is also subject to the risk that the value of a foreign currency may decline against the U. S. dollar, which would reduce the dollar value of securities denominated in that currency.  The overall impact of such a decline of foreign currency can be significant, unpredictable, and long lasting, depending on the currencies represented, how each one appreciates or depreciates in relation to
the U.S. dollar, and whether currency positions are hedged.   Under normal conditions, the Fund does not engage
in extensive foreign currency hedging programs.   Further, exchange rate movements are volatile, and it is not possible to effectively hedge the currency risks of many developing countries.

Emerging Markets Risk. The economic and political structures of developing nations, in most cases, do not compare favorably with the U.S. or other developed countries in terms of wealth and stability, and their financial markets often lack liquidity.  Fund performance will likely be negatively affected by portfolio exposure to nations in the midst of hyperinflation, currency devaluation, trade disagreements, sudden political upheaval or interventionist government policies.  Significant buying or selling actions by a few major investors may also heighten the volatility of emerging markets.  These factors make investing in emerging market countries significantly riskier than in other countries and any one of them could cause the Fund's share price to decline.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the  skills of
Price International and Mercator in assessing the potential of the securities in which the Fund invests. The subadvisers' assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner International Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Partner International
Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Partner
International Stock Fund by showing changes in the Fund's performance from year to year and by showing how the
Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On July 16, 2004, the Fund merged with Lutheran
Brotherhood World Growth Fund.  The performance presented is for Lutheran Brotherhood World Growth Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Partner International Stock Fund commenced operations on September 5, 1995.  Prior to October 31,
1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98         +15.98%
'99         +33.05%
'00          -16.58%
'01          -21.14%
'02          -17.57%
'03         +30.52%

The Fund's year-to-date return as of June 30, 2004 was 1.90%.

Best Quarter            Q4'99        +24.31%
Worst Quarter           Q3'02        -21.59%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                            Since Inception
                                                    1 Year      5 Years     (10/31/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 30.52%       -1.19%       1.43%
  (after taxes on distributions)                    30.39%       -1.65%       0.94%
  (after taxes on distributions and redemptions)    20.01%       -0.87%       1.19%
MSCI EAFE Index/1/                                  39.17%        0.26%       3.24%

/1/ The Morgan Stanley  Capital  International,  Europe,  Australasia,  Far East Index (EAFE Index)  measures the performance  of stocks in developed  countries  outside of North America.  The Index does not reflect  deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner
International Stock Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information -
Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.61%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.15%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.76%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood World Growth Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner International Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$77                       $242                   $421                    $939
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$77                       $242                   $421                    $939
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LARGE CAP GROWTH FUND

INVESTMENT OBJECTIVE
Thrivent Large Cap Growth Fund seeks long-term capital appreciation by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The Fund's investment adviser defines large market capitalization according to the market capitalization classifications published by Lipper, Inc.
Although market capitalizations are constantly changing, based on Lipper's guidelines as of April 30, 2004, companies with large market capitalizations are those with market capitalizations of at least $11.4 billion.
Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes have demonstrated and will sustain above-average earnings growth over time, or which are expected to develop rapid sales and earnings growth in the future when compared to the economy and stock market as a whole.
(Fundamental, quantitative, and technical analysis are described on page 2.)  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Large Cap Growth Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Growth style investing includes the risk of investing in securities whose prices historically have been more volatile than other securities, especially over the short term.  Growth stock prices reflect projection of future earnings or revenues, and if a company's earning or revenues fall short of expectations, its stock price may fall dramatically.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in
rising markets.   Shares of Thrivent Large Cap Growth Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Large Cap Growth Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Growth
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On
July 16, 2004, the Fund merged with Lutheran Brotherhood Growth Fund.  The performance presented is for
Lutheran Brotherhood Growth Fund, which commenced operations on October 29, 1999.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00          -13.76%
'01          -23.52%
'02          -29.17%
'03          +30.92%

The Fund's year-to-date return as of June 30, 2004 was 2.98%.

Best Quarter            Q2'03       +14.38%
Worst Quarter           Q1'01       -21.46%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
------------------------------------------------------------------------------------------
                                                                Since Inception
                                                    1 Year      (10/29/99)
-------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 30.92%       -7.85%
  (after taxes on distributions)                    30.92%       -7.85%
  (after taxes on distributions and redemptions)    20.09%       -6.11%
Russell 1000 Growth Index/1/                        29.75%       -9.08%
-------------------------------------------------------------------------------------------

/1/  The Russell 1000 Growth Index measures the performance of large cap growth stocks.  The Index does not reflect deductions for fees, expenses, or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap
Growth Fund.  The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.75%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.22%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.97%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Expense Reimbursement/2/                                      0.80%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Net Expenses                                                  0.17%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Growth Fund.

/2/The investment adviser has contractually agreed, through at least December 31, 2005, to reimburse certain expenses (including management fees) associated with operating Institutional Class shares of Thrivent Large Cap
Growth Fund equal in the aggregate to 0.80% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Growth Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$99                       $309                   $536                    $1,190
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$99                       $309                   $536                    $1,190
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LARGE CAP VALUE FUND

INVESTMENT OBJECTIVES

Thrivent Large Cap Value Fund seeks to achieve long-term growth of capital.

PRINCIPAL STRATEGIES

The principal strategy for achieving this objective is to invest at least 80% of the Fund's net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies. The investment adviser defines companies with large market capitalizations according to the market capitalization classifications published by Lipper, Inc.  Although market capitalizations are constantly changing, as of April
30, 2004, companies with large market capitalizations are those with market capitalizations of at least $11.4 billion. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques and focuses on stocks of U.S. companies that it believes are undervalued in relation to their long-term earnings power or asset value.

These stocks typically, but not always, have below average price-to-earnings and price-to-book value ratios.
(Fundamental, quantitative, and technical analysis are described on page 2.) The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Large Cap Value Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Value style investing includes the risk that stocks of undervalued companies may not rise as quickly as anticipated if the market doesn't recognize their intrinsic value or if value stocks are out of favor

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in
rising markets.   Shares of Thrivent Large Cap Value Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Large Cap Value Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Value
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception compared to a broad-based securities market index.  On
July 16, 2004, the Fund merged with Lutheran Brotherhood Value Fund.  The performance presented is for Lutheran
Brotherhood Value Fund, which commenced operations on October 29, 1999.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00          +2.63%
'01          -8.85%
'02         -22.72%
'03         +27.86%

The Fund's year-to-date return as of June 30, 2004 was 4.33%.

Best Quarter            Q2'03        +15.44%
Worst Quarter           Q3'02        -17.39%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
--------------------------------------------------------------------------------------------
                                                                 Since Inception
                                                    1 Year      (10/29/99)
--------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 27.86%        -0.85%
  (after taxes on distributions)                    27.57%        -1.17%
  (after taxes on distributions and redemptions)    18.48%        -0.80%
S&P 500/Barra Value Index/1/                        31.76%         0.18%
Russell 1000 Value Index/2/                         30.03%         1.14%
--------------------------------------------------------------------------------------------

/1/The S&P 500/Barra Value Index measures the performance of the value style of investing in large cap U.S.
stocks.    The Index does not reflect deductions for fees, expenses or taxes.

/2/The Russell 1000 Value Index measures the performance of large cap value stocks.   The Index does not reflect
deductions for fees, expenses, or taxes. Because the Russell 1000 Value Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P
500/Barra Value Index.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap
Value Fund.  The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.45%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.08%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.53%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Value Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Value Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$54                       $169                   $295                    $661
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$54                       $169                   $295                    $661
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LARGE CAP STOCK FUND

INVESTMENT OBJECTIVE
 Thrivent Large Cap Stock Fund seeks long-term capital growth by investing primarily in a diversified portfolio of common stocks and securities convertible into common stocks.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Large Cap Stock Fund invests at least 80% of  its  net assets (plus the amount of any borrowing for investment purposes) in common stocks of large companies.  Although market capitalizations are constantly changing, as of April 30, 2004, large cap companies have market capitalization greater than $11.4 billion according to Lipper, Inc.  The Fund's investment adviser focuses on dividend-paying stocks of U.S. companies with earnings growth per share that are higher than stocks included in the S&P 500 Index.
The investment adviser looks for good corporate fundamentals by examining a company's quality, operating growth predictability and financial strength. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large cap stocks from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund seeks to achieve its investment objective by investing in common stocks.  Investing in convertible securities is not a principal strategy of the Fund.  The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what stocks to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page 2.)  The Fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or reposition assets into more promising opportunities.

PRINCIPAL RISKS

Thrivent Large Cap Stock Fund is subject to the following principal investment risks.

Market Risk.  Over time stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in
rising markets.   Shares of Thrivent Large Cap Stock Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Large Cap Stock Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE

The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Stock
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Large Cap Stock Fund commenced operations on July 16, 1987.  Prior to January 8, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98         +28.61%
'99         +23.02%
'00          -0.73%
'01         -13.61%
'02         -22.44%
'03         +21.71%

The Fund's year-to-date return as of June 30, 2004 was 1.43%.

Best Quarter            Q4'98        +22.07%
Worst Quarter           Q3'02        -17.62%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                            Since Inception
                                                    1 Year      5 Years     (12/29/97)
----------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 21.71%       -0.08%       4.57%
  (after taxes on distributions)                    21.56%       -0.59%       4.03%
  (after taxes on distributions and redemptions)    14.29%       -0.11%       3.66%
S&P 500 Index /1/                                   28.67%       -0.57%       4.09%
----------------------------------------------------------------------------------------------------------
/1/  The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks. The Index does not reflect deductions for fees, expenses or taxes.
FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap
Stock Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.51%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.03%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.54%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Stock Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$56                       $174                   $304                    $682
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$56                       $174                   $304                    $682
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LARGE CAP INDEX FUND-I

INVESTMENT OBJECTIVE
Thrivent Large Cap Index Fund-I seeks total returns that track the performance of the S&P 500 Index, by investing primarily in common stocks comprising the Index.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Large Cap Index Fund-I invests substantially all of its assets (more than
80%) in all of the large company common stocks included in the S&P 500 Index in the proportions in which they are represented in the Index. This is a passively managed Fund, which means that the Fund's investment adviser does not choose the securities that make up the Fund. The S&P 500 Index is comprised of 500 domestic common stocks representing more than 70% of the total market value of all publicly traded common stocks.  The Index is adjusted quarterly, and when changes to the Index occur, the investment adviser will attempt to replicate these changes within the Fund. However, any such changes may result in slight variations from the Index.  For liquidity reason, the Fund may invest to some degree in money market instruments. .  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in large company common stocks from more than 80% to a lesser amount, it will notify you at least 60 days' prior to such a change.

PRINCIPAL RISKS

Thrivent Large Cap Index Fund-I is subject to the following principal investment risks.

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.

Loss of Principal.  Shares of the Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  The Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Large Cap Index
Fund-I by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Large Cap Index Fund-I commenced operations on December 31, 1999. How a fund has performed in the past
(before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00           -8.87%
'01          -12.61%
'02          -22.06%
'03          +27.84%

The Fund's year-to-date return as of June 30, 2004 was 3.17%.

Best Quarter            Q2'03        +15.46%
Worst Quarter           Q3'02        -17.03%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
-------------------------------------------------------------------------------------------
                                                                Since Inception
                                                    Year        (12/31/99)
-------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 27.84%       -5.61%
  (after taxes on distributions)                    27.47%       -5.95%
  (after taxes on distributions and redemptions)    18.59%       -4.52%
S&P 500 Index /1/                                   28.67%       -5.34%
---------------------------------------------------------------------------------------------

/1/  The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Large Cap
Index Fund-I. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.25%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.27%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.52%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Large Cap Index Fund-I with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$54                       $168                   $293                    $657
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$54                       $168                   $293                    $657
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT BALANCED FUND

INVESTMENT OBJECTIVE
Thrivent Balanced Fund seeks long-term total return through a balance between income and the potential for long-term capital growth by investing primarily in a diversified portfolio of common stocks, bonds and money market instruments.

PRINCIPAL STRATEGIES
Thrivent Balanced Fund invests in a combination of common stocks, bonds, and money market instruments.  The
Fund's investment adviser establishes the Fund's asset allocation mix by forecasting the expected return of each asset class over short-term and long-term time horizons, as well as expected risks of each asset class.
The investment adviser tries to maintain higher weighting in those asset classes the investment adviser expects to provide the highest returns over a set time horizon. The Fund invests in the following three asset classes within the ranges given:

                                    Minimum    Maximum
                               ----------------------------
    Common Stocks                   35%        75%
    Debt Securities                 25%        50%
    Money Market Instruments         0%        40%

As of April 30, 2004, the investments in the asset classes were as follows:

                                       Percent Weighted
                                    ----------------------
    Common Stocks                              50%
    Debt Securities                            32%
    Money Market Instruments                   18%
                                    ----------------------
Total                                         100%

The investment adviser focuses on common stocks of U.S. companies with varying market capitalizations similar to those companies included in the Russell 3000 Index and the S&P 1500 Index.  Although market capitalizations are constantly changing, as of April 30, 2004, those Indexes were comprised of companies with market capitalizations of between $23 million and $306 billion.  For debt securities, the Fund's investment adviser invests primarily in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities, and it may purchase bonds of any maturity.  (Asset backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)

PRINCIPAL RISKS

Thrivent Balanced Fund is subject to the following principal investment risks:

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the
Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.
Common stocks of a company are subordinate to other securities issued by the company.  If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The value of the Fund's shares may be affected by weak equity markets or  changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise
for bonds that pay a fixed rate of interest.   Bonds with longer durations or maturities tend to be more
sensitive to changes in interest rates than bonds with shorter durations or maturities.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests.  The adviser's assessment of companies in the Fund may prove incorrect, resulting in losses or poor performance even in rising
markets.   Shares of Thrivent Balanced Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund.  Thrivent Balanced Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Balanced Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Balanced Fund commenced operations on December 29, 1997. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98         +18.01%
'99         +11.56%
'00          +3.61%
'01          -2.57%
'02         -11.07%
'03         +15.63%

The Fund's year-to-date return as of June 30, 2004 was 1.09%.

Best Quarter            Q4'98       +11.37%
Worst Quarter           Q3'02        -8.94%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
------------------------------------------------------------------------------------------------------------------------
                                                                                  Since Inception
                                                           1 Year      5 Years    (12/29/97)
------------------------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                        15.63%        2.98%      5.34%
  (after taxes on distributions)                           14.93%        1.94%      4.33%
  (after taxes on distributions and redemptions)           10.34%        1.90%      3.86%
Lehman Brothers Aggregate Bond Index/1/                     4.10%        6.62%      6.95%
S&P 500 Index /2/                                          28.67%       -0.57%      4.09%
S&P 1500 Index/3/                                          29.57%        0.39%      4.63%
------------------------------------------------------------------------------------------------------------------------
/1/  The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.
/2/  The S&P 500 Index is a broad-based composite unmanaged index that represents the average performance of a group of 500 widely-held, publicly traded stocks.  The Index does not reflect deductions for fees, expenses or taxes.
/3/  The S&P 1500 Index measures the performance of a group of 1500 publicly-traded stocks.  The Index does not reflect deductions for fees, expenses or taxes.  Because the S&P 1500 Index is a more accurate reflection of the companies in which the Fund invests, it will be used to compare performance of the Fund rather than the S&P
500 Index.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Balanced
Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.55%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.06%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.61%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Balanced Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$63                       $196                   $342                    $766
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$63                       $196                   $342                    $766
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT HIGH YIELD FUND

INVESTMENT OBJECTIVE
Thrivent High Yield Fund seeks high current income and, secondarily, growth of capital.

PRINCIPAL STRATEGIES
Under normal market conditions, Thrivent High Yield Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's
Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered
to be of comparable quality by  the Fund's investment adviser.   The Fund invests in securities regardless of
the securities' maturity average.  Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page 2.)  The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

PRINCIPAL RISKS

Thrivent High Yield Fund is subject to the following principal investment risks.

Market Risk.   Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of a
Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.  Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels.  As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent High Yield Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent High Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On July 16, 2004, the Fund became the successor by merger to Lutheran
Brotherhood High Yield Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood High Yield Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent High Yield Fund commenced operations on April 3, 1987.  Prior to October 31, 1997, the shares of the
Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as
Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           -1.70%
'99          + 7.32%
'00          -15.94%
'01           -1.59%
'02           -6.44%
'03          +27.62%

The Fund's year-to-date return as of June 30, 2004 was 1.48%.

Best Quarter            Q2'03        +8.73%
Worst Quarter           Q4'00       -11.89%

                        Average Annual Total Returns
                   (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                            Since Inception
                                                    1 Year      5 Years     (10/31/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 27.62%        1.17%        0.87%
  (after taxes on distributions)                    23.96%       -2.88%       -3.24%
  (after taxes on distributions and redemptions)    17.80%       -1.07%       -1.30%
Lehman Brothers High Yield Bond Index/1/            28.97%        5.23%        4.84%
----------------------------------------------------------------------------------------------------------
/1/  The Lehman Brothers High Yield Bond Index is an unmanaged index which measures the performance of fixed-rate non-investment grade bonds. The  Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent High Yield
Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.39%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.08%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.47%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood High Yield Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent High Yield Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$48                       $150                   $262                    $590
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$48                       $150                   $262                    $590
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT PARTNER HIGH YIELD FUND

INVESTMENT OBJECTIVE
Thrivent Partner High Yield  Fund seeks high current income and secondarily capital growth by investing primarily in a diversified portfolio of high-risk, high-yield bonds commonly referred to as "junk bonds." The
Fund actively seeks to achieve the secondary objective of capital growth to the extent it is consistent with the primary objective of high current income.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Partner High Yield Fund invests at least 80% of net assets (plus the amount of any borrowing for investment purposes) in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stocks.  These securities are commonly known as "junk bonds."  At the time of purchase these securities are rated within or below the "BB" major rating category by Standard & Poor's
Corporation or the "Ba" major rating category by Moody's Investor Services, Inc. or are unrated but considered to be of comparable quality by  the Fund's investment adviser. Should the investment adviser determine that the
Fund would benefit from reducing the percentage of its assets invested in junk bonds from 80% to a lesser amount, we will notify you  at least 60 days prior to the  change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what securities to buy and sell.  (Fundamental, quantitative, and technical analysis are described on page 2.)  The investment adviser focuses on U.S. companies which it believes have or are expected to achieve adequate cash flows or access to capital markets for the payment of principal and interest obligations.

PRINCIPAL RISKS

Thrivent Partner High Yield  Fund is subject to the following principal investment risks:

Market Risk.  Over time, stock markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline. The same sort of cycle may also occur with bond prices. The value of the
Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index. Stock markets and bond markets also may decline because of factors that affect a particular industry.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The price of the Fund's shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise
for bonds that pay a fixed rate of interest.   Bonds with longer durations or maturities tend to be more
sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk.  Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. High-yield bonds have a less liquid resale market. As a result, we may have difficulty selling or disposing of securities quickly in certain markets or market environments.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests.  The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Partner High Yield Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Partner High Yield Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Partner High
Yield Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Partner High Yield Fund commenced operations on January 8, 1997. On December 29, 1997, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           -2.17%
'99           -3.42%
'00           -3.97%
'01            0.71%
'02           -0.53%
'03          +27.09%

The Fund's year-to-date return as of June 30, 2004 was -0.50%.

Best Quarter            Q2'03        +9.66%
Worst Quarter           Q3'98        -7.74%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                           Since Inception
                                                    1 Year      5 Years     (12/29/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 27.09%        3.38%        2.43%
  (after taxes on distributions)                    23.57%       -0.27%       -1.26%
  (after taxes on distributions and redemptions)    17.39%        0.78%        0.02%
Merrill Lynch High Yield Cash Pay Index/1/          27.22%        5.49%        5.17%
---------------------------------------------------------------------------------------------------------

/1/  The Merrill Lynch High Yield Cash Pay Index is an unmanaged index comprised of over 1200 "cash-pay"
high-yield bonds representative of the high-yield bond market as a whole.  The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Partner High
Yield Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.55%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.13%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.68%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Partner High Yield Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$69                       $218                   $379                    $847
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$69                       $218                   $379                    $847
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MUNICIPAL BOND FUND

INVESTMENT OBJECTIVE
Thrivent Municipal Bond Fund seeks a high level of current income exempt from federal income taxes, consistent with capital preservation by investing primarily in a diversified portfolio of municipal bonds.

PRINCIPAL STRATEGIES
Under normal market conditions, Thrivent Municipal Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in municipal bonds, the income of which is exempt from federal income taxation. The Fund may count securities that generate income subject to the alternative minimum tax toward the 80% investment requirement.  The Fund's investment objective may not be changed without shareholder approval.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what municipal bonds to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.) At the time of purchase, the adviser buys investment-grade municipal bonds or unrated bonds it determines to be of comparable quality.

PRINCIPAL RISKS

Thrivent Municipal Bond Fund is subject to the following principal investment risks.

Market Risk.   Over time bond markets generally tend to move in cycles with periods when stock prices rise and periods when stock prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  The Fund's performance may be affected by political and economic conditions at the state, regional or federal level.  These may include budgetary problems, decline in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.  Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Fund's shares may fluctuate significantly in the short term.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and effect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  Some municipal bonds may be repaid prior to maturity if interest rates decrease.

Tax Risk.  Changes in federal income tax rates may affect both the net asset value of the Fund and the taxable equivalent interest generated from securities in the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Municipal Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Municipal Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Municipal Bond
Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On July 16, 2004, the Fund merged with Lutheran Brotherhood Municipal
Bond Fund.  The performance presented is for Lutheran Brotherhood Municipal Bond Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Municipal Bond Fund commenced operations on December 3, 1976.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           6.34%
'99          -2.70%
'00          11.92%
'01           5.10%
'02           8.95%
'03           4.74%

The Fund's year-to-date return as of June 30, 2004 was -0.66%.

Best Quarter            Q4'00        +4.71%
Worst Quarter           Q2'99        -1.97%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                    1 Year      5 Years     (10/31/97)
----------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 4.74%        5.49%        5.86%
  (after taxes on distributions)                    2.91%        3.43%        3.78%
  (after taxes on distributions and redemptions)    3.10%        3.38%        3.68%
Lehman Brothers Municipal Bond Index/1/             5.32%        5.83%        6.12%
----------------------------------------------------------------------------------------------------------

/1/  The Lehman Brothers Municipal Bond Index is a market value-weighted index of investment-grade municipal bonds with maturities of one year or more. The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Municipal
Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.  We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming
Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.41%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.04%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.45%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Municipal Bond Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Municipal Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ---------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ---------------------
------------------------- ---------------------- ----------------------- ---------------------
$46                       $146                   $254                    $572
------------------------- ---------------------- ----------------------- ---------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$46                       $146                   $254                    $572
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT INCOME FUND

INVESTMENT OBJECTIVE
Thrivent Income Fund seeks high current income while preserving principal.  The Fund's secondary investment objective is to obtain long-term growth of capital in order to maintain investors' purchasing power.

PRINCIPAL STRATEGIES
The principal strategies of Thrivent Income Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities and mortgage-backed securities.  (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)  Under normal conditions, at least 65% of the Fund's assets will be invested in debt securities or preferred stock at least in the "Baa" major rating category by Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality the Fund's investment adviser.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the investment adviser

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are
described on page 2.)   The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL RISKS

Thrivent Income Fund is subject to the following principal investment risks.

Market Risk.   Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of a Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund.  Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations due to changes in interest rate or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

High Yield Risk.  High yield securities are considered predominantly speculative with respect to the issuer's continuing ability to make principal and interest payments.  If the issuer of the security is in default with respect to interest or principal payments, the Fund may lose its investment in that security.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests. The adviser's assessment of companies held in the Fund may prove incorrect, resulting in losses or poor performance even in rising markets.  Shares of Thrivent Income Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Income Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Income Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for  one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.  On July 16, 2004, the Fund became the successor by merger to Lutheran
Brotherhood Income Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran Brotherhood Income Fund.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Income Fund commenced operations on June 1, 1972.  Prior to October 31, 1997, the shares of the Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as Class A shares and, immediately thereafter, shares that qualified as Institutional Class shares were converted to
Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           9.18%
'99          -2.23%
'00          10.54%
'01           7.18%
'02           5.35%
'03           8.41%

The Fund's year-to-date return as of June 30, 2004 was -0.02%.

Best Quarter            Q2'03        +4.34%
Worst Quarter           Q2'99        -1.81%

                        Average Annual Total Returns
                   (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                    1 Year      5 Years     (10/31/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 8.41%        5.76%        6.33%
  (after taxes on distributions)                    6.82%        3.49%        3.97%
  (after taxes on distributions and redemptions)    5.44%        3.46%        3.89%
Lehman Brothers Aggregate Bond Index/1/             4.10%        6.62%        7.02%
---------------------------------------------------------------------------------------------------------

/1/  The Lehman Brothers Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Income Fund.
The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.34%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.07%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.41%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Income Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Income Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$42                       $131                   $229                    $515
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$42                       $131                   $229                    $515
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT CORE BOND FUND

INVESTMENT OBJECTIVE
Thrivent Core Bond Fund seeks a high level of current income, consistent with capital preservation, by investing primarily in a diversified portfolio of investment-grade bonds.

PRINCIPAL STRATEGIES
The principal strategies of Thrivent Core Bond Fund are to invest in investment-grade corporate bonds, government bonds, asset-backed securities, and mortgage-backed securities. (Asset-backed securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)  Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities that are at least in the "Baa" major rating category by
Moody's or at least in the "BBB" major rating category by S&P or unrated securities considered to be of comparable quality by the Fund's investment adviser.  Should the Fund's investment adviser determine that the
Fund would benefit from reducing the percentage of its assets invested in such bonds and securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are
described on page 2.)   The adviser may purchase bonds of any maturity and focuses on U.S. companies which it believes are financially sound and have strong cash flow, asset values, and interest or dividend earnings.

PRINCIPAL RISKS

Thrivent Core Bond Fund is subject to the following principal investment risks:

Market Risk.  Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.  In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests.  Shares of
Thrivent Core Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Core Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Core Bond Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thrivent Core Bond Fund commenced operations on July 16, 1987.  Prior to January 8, 1997, the shares of the
Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as
Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98           +7.15%
'99           -1.35%
'00          +11.22%
'01           +8.56%
'02           +7.35%
'03           +6.23%

The Fund's year-to-date return as of June 30, 2004 was 0.03%.

Best Quarter            Q3 '01       +4.95%
Worst Quarter           Q2 '99       -1.11%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
---------------------------------------------------------------------------------------------------------
                                                                          Since Inception
                                                    1 Year      5 Years     (12/29/97)
---------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 6.23%        6.31%        6.44%
  (after taxes on distributions)                    4.47%        3.95%        4.08%
  (after taxes on distributions and redemptions)    4.02%        3.87%        3.98%
Lehman Brothers Aggregate Bond Index/1/             4.10%        6.62%        6.95%
---------------------------------------------------------------------------------------------------------

/1/  The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Core Bond
Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.
We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.45%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.06%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.51%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Core Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$52                       $164                   $286                    $642
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$52                       $164                   $286                    $642
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT BOND INDEX FUND-I

INVESTMENT OBJECTIVE

Thrivent Bond Index Fund-I strives for investment results similar to the total return of the Lehman Brothers
Aggregate Bond Index by investing primarily in bonds and other debt securities included in the Index.

PRINCIPAL STRATEGIES
Under normal circumstances, Thrivent Bond Index Fund-I invests substantially all (more than least 80%) of its net assets (plus the amount of any borrowing for investment purposes) in a representative sample of investment-grade bonds and other debt securities  included in the Lehman Aggregate Bond Index. Should the
Fund's investment adviser determine that the Fund would benefit from reducing the percentage of invested assets from 80% to a lesser amount, it will provide you with at least 60 days notice of such change. The Fund does not
invest in all of the issues that make u the Index but selects from issuers with the Index.   Therefore, the
investment adviser expects the investment performance of the Fund to approximate the performance of the Index over time.  The investment adviser selects from issuers within the Index that:

o        are of investment-grade quality;
o        have a fixed rate;
o        are publicly issued;
o        have at least $150 million par outstanding;
o        are dollar-denominated and nonconvertible; and
o        have a maturity of more than one year.

The Fund invests in six general classes of investment grade, fixed-income securities including:

o        U.S. Treasury securities;
o        government agency securities;
o        corporate bonds;
o        commercial mortgage-backed securities;
o        mortgage-backed securities; and
o        asset-backed securities.

For liquidity reasons, the Fund may invest to some degree in money market instruments.

PRINCIPAL RISKS

Thrivent Bond Index Fund-I is subject to the following principal investment risks:

Market Risk.  Over time, bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline. The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and  the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are  changes in interest rate or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities. In addition, both mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests.  Shares of
Thrivent Bond Index Fund-I will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Bond Index Fund-I cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Bond Index Fund-I by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for a one-year period and since inception of the Institutional Class shares compared to a broad-based securities market index.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

The Fund commenced operations on December 31, 1999. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00          11.71%
'01           8.17%
'02           9.79%
'03           3.63%

The Fund's year-to-date return as of June 30, 2004 was -0.08%.

Best Quarter            Q3'01        +4.98%
Worst Quarter           Q3'03        -0.38%

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
--------------------------------------------------------------------------------------------
                                                             Since  Inception
                                                    1 Year      (12/31/99)
--------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                 3.63%        8.28%
  (after taxes on distributions)                    1.02%        5.57%
  (after taxes on distributions and redemptions)    3.13%        5.48%
Lehman Brothers Aggregate Bond Index/1/             4.10%        8.56%
--------------------------------------------------------------------------------------------

/1/  The Brothers Lehman Aggregate Bond Index is an unmanaged index which measures the performance of U.S.
investment grade bonds. The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Bond Index
Fund-I. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees.
We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.25%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.19%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.44%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Bond Index Fund-I with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$45                       $141                   $245                    $552
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$45                       $141                   $245                    $552
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT LIMITED MATURITY BOND FUND

INVESTMENT OBJECTIVE
Thrivent Limited Maturity Bond Fund seeks a high level of current income consistent with stability of principal.

PRINCIPAL STRATEGIES
The principal strategies of Thrivent Limited Maturity Bond Fund are to invest in investment-grade corporate bonds, government bonds, municipal bonds, asset-backed securities, and mortgage-backed securities.
(Asset-backed  securities are securities backed by notes or receivables originated by banks, credit card companies, or other providers of credit.)  The average dollar-weighted portfolio maturity for the Fund is expected to be between one and five years.  Under normal market conditions, Thrivent Limited Maturity Bond Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in debt securities or preferred stock in at least the "Baa" major rating category by Moody's or at least in the "BBB"
major rating category by S & P or unrated securities considered to be of comparable quality by the Fund's investment adviser. Should the investment adviser determine that the Fund would benefit from reducing the percentage of its assets invested in such investment grade securities from 80% to a lesser amount, we will notify you at least 60 days prior to the change.

The Fund may also invest in high-yield, high-risk bonds, notes, debentures and other debt obligations or preferred stock commonly known as "junk bonds." At the time of purchase these securities are rated within or below the "BB" major rating category by S&P or the "Ba" major rating category by Moody's or are unrated but considered to be of comparable quality by the investment adviser.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what debt obligations to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)  The investment adviser focuses on U.S. companies that it believes are financially sound and have strong cash flow, asset values and interest or dividend earnings.

[BEGIN CALLOUT]
The average dollar-weighted maturity of the Fund is determined by calculating the average maturity of each debt security owned by the Fund, weighting each security according to the amount that it represents in the Fund.  In addition, for asset-backed and mortgage-backed securities, as well as bonds with required prepayments or redemption rights, the calculation considers the expected prepayments of the underlying securities and/or the present value of a mandatory stream of prepayments.
[END CALLOUT]

PRINCIPAL RISKS

Thrivent Limited Maturity Bond Fund is subject to the following principal investment risks.

Market Risk.  Over time bond markets generally tend to move in cycles with periods when bond prices rise and periods when bond prices decline.  The value of the Fund's investments may move with these cycles, and in some instances, increase or decrease more than its market as measured by the Fund's benchmark index.

Issuer Risk.  Issuer risk is the possibility that a company's performance will affect the market price of its security and the value of the Fund. Some factors affecting the performance of a company include demand for the company's products or services, the quality of management of the company and brand recognition and loyalty.

Volatility Risk.  Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment.  Bonds may exhibit price fluctuations when there are changes in interest rates or bond yield levels.

Credit Risk.  Credit risk is the risk that an issuer of a bond held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  effect the value of the Fund.

Interest Rate Risk.  Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations or maturities tend to be more
sensitive to changes in interest rates than bonds with shorter durations or maturities.   In addition, both
mortgage-backed and asset-backed securities are sensitive to changes in the redemption patterns of the underlying security.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the asset-backed or mortgage-backed security anticipates, the price of the security may fall, particularly if the holder must reinvest the repaid principal at lower rates or must continue to hold the security when interest rates rise.  This effect may cause the value of the  Fund to decline and reduce the overall return of the Fund.

Investment Adviser Risk.  The success of the Fund's investment strategy depends significantly on the skills of the investment adviser in assessing the potential of the securities in which the Fund invests.  Shares of
Thrivent Limited Maturity Bond Fund will rise and fall in value and there is a risk that you could lose money by investing in the Fund. Thrivent Limited Maturity Bond Fund cannot be certain that it will achieve its goal.

VOLATILITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in Thrivent Limited Maturity Bond Fund's performance from year to year and by showing how the Fund's average annual returns for one- year period and since inception compared to a broad-based securities market index.  On July 16, 2004, the Fund became the successor by merger to Lutheran Brotherhood Limited Maturity Bond
Fund.  Prior to the merger, the Fund had no assets or liabilities.  The performance presented is for Lutheran
Brotherhood Limited Maturity Bond Fund, which commenced operations on October 29, 1999.

The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period. The after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'00          8.22%
'01          8.34%
'02          5.15%
'03          5.11%

The Fund's year-to-date return as of June 30, 2004 was -0.07%.

Best Quarter            Q1'01       +3.45%
Worst Quarter           Q1'02       +0.24%

                        Average Annual Total Returns
                   (Periods Ending December 31, 2003)
------------------------------------------------------------------------------------------------------------------------
                                                                                Since Inception
                                                                       1 Year     (10/29/99)
------------------------------------------------------------------------------------------------------------------------
Institutional Shares (before taxes)                                    5.11%       6.39%
  (after taxes on distributions)                                       3.72%       4.26%
  (after taxes on distributions and redemptions)                       3.37%       4.09%
Lehman Brothers Government/Corporate 1-5 Year Bond Index/1/            3.35%       7.03%
------------------------------------------------------------------------------------------------------------------------

/1/  The Lehman Brothers Government/Corporate 1-5 Year Bond Index is an unmanaged index which measures the performance of corporate and government U.S. bonds with maturities of 1-5 years. The Index does not reflect deductions for fees, expenses or taxes.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Limited
Maturity Bond Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information -
Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.30%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.12%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.42%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the effect of the merger with Lutheran Brotherhood Limited Maturity Bond Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Limited Maturity Bond Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$43                       $136                   $237                    $534
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$43                       $136                   $237                    $534
------------------------- ---------------------- ----------------------- ----------------------

THRIVENT MONEY MARKET FUND

INVESTMENT OBJECTIVE
Thrivent Money Market Fund seeks a high level of current income, while maintaining liquidity and a constant net asset value of $1.00 per share, by investing in a diversified portfolio of high-quality, short-term money market instruments.

PRINCIPAL STRATEGIES
Thrivent Money Market Fund tries to produce current income while maintaining liquidity by investing in high quality, short-term money market instruments that mature in 397 days or less, including U.S. dollar-denominated commercial paper, bank instruments such as certificates of deposit, U.S. government discount notes, and U.S.
Treasury Bills. The Fund's investment adviser looks for prime commercial paper issued by corporations which it believes are financially sound, have strong cash flows, and solid capital levels, are leaders in their industry and have experienced management.

The investment adviser uses fundamental, quantitative, and technical investment research techniques to determine what money market instruments to buy and sell. (Fundamental, quantitative, and technical analysis are described on page 2.)

The investment adviser manages Thrivent Money Market Fund subject to strict rules established by the Securities and Exchange Commission that are designed so that the Fund may maintain a stable $1.00 share price.  Those guidelines generally require the Fund, among other things, to invest only in high quality securities that generally are diversified with respect to issuers, are denominated in U.S. dollars and have short remaining maturities.  In addition, the guidelines require the Fund to maintain a dollar-weighted average portfolio maturity of not more than 90 days.

Under the guidelines, at least 95% of Thrivent Money Market Fund's total assets must be invested in "first tier" securities.  First-tier securities must be rated by at least two rating agencies in their highest short-term major rating categories (or one, if only one rating agency has rated the security, or if they have not received a short-term rating, determined by the investment adviser to be of comparable quality).
First-tier securities generally include U.S. Government securities, such as U.S. Treasury bills and securities issued or sponsored by U.S. government agencies.  They also may include corporate debt securities, finance company commercial paper and certain obligations of U.S. and foreign banks.

The remainder of Thrivent Money Market Fund's assets will be invested in securities rated within the two highest rating categories by any two rating agencies (or one, if only one rating agency has rated the security or, if unrated, determined by the investment adviser to be of comparable quality), or kept in cash.

PRINCIPAL RISKS

Thrivent Money Market Fund is subject to the following principal investment risks:

Credit Risk.  Credit risk is the risk that an issuer of a security held by the Fund may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and  affect the value of the Fund.

Interest Rate Risk.  A weak economy, strong equity markets, or changes by the Federal Reserve to its monetary policies may cause short-term interest rates to decline and affect the value of the Fund.

Loss of Principal.  The success of the Fund's investment strategy depends significantly on the investment adviser's skill in assessing the potential of the securities in which the Fund invests.

An investment in Thrivent Money Market Fund is not a bank deposit and is not insured or guaranteed by the
Federal Deposit Insurance Corporation or any other government agency.  Although Thrivent Money Market Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

VOLATLITY AND PERFORMANCE
The following bar chart and table provide an indication of the risks of investing in Thrivent Money Market Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one- and five-year periods and since inception of the Institutional Class shares compared to a broad-based securities market index. The bar chart and the table include the effects of Fund expenses and assume that you sold your shares at the end of the period.

Thrivent Money Market Fund commenced operations on March 10, 1988.  Prior to January 8, 1997, the shares of the
Fund had no specific class designation.  As of that date, all of the outstanding shares were redesignated as
Class A shares and, on December 29, 1997, shares that qualified as Institutional Class shares were converted to
Institutional Class shares.  How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Year-by-Year Total Return

[INSERT BAR CHART HERE]

'98         +5.17%
'99         +4.96%
'00         +6.16%
'01         +3.85%
'02         +1.37%
'03         +0.69%

The Fund's year-to-date return as of June 30, 2004 was 0.27%.

Best Quarter            Q3'00       +1.59%
Worst Quarter           Q4'03       +0.14%

The 7-day yield for the period ended June 30, 2004 was 0.66%.

                        Average Annual Total Returns
                     (Periods Ending December 31, 2003)
-------------------------------------------------------------------------------------------
                                                           Since Inception
                                    1 Year     5 Years     (12/29/97)
-------------------------------------------------------------------------------------------
Institutional Shares                0.69%       3.39%        3.68%
-------------------------------------------------------------------------------------------

The Fund attempts to maintain a stable net asset value per share of $1.00.

FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of Thrivent Money Market
Fund. The Institutional Class shares of the Fund have no sales charge (load) and no 12b-1 distribution fees. We may charge a fee of up to $50 for redemption by wire.  See "Shareholder Information - Redeeming Shares."

-------------------------------------------------------------------------------
SHAREHOLDER FEES
(fees paid directly from your investment)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Maximum Sales Charge (Load)                                   None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Maximum Deferred Sales Charge (Load)                          None
------------------------------------------------------------- -----------------

-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES/1/
(expenses that are deducted from Fund assets)
-------------------------------------------------------------------------------
------------------------------------------------------------- -----------------
Management Fees                                               0.44%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Distribution and Service(12b-1) Fees                          None
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Other Expenses                                                0.06%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Total Annual Fund Operating Expenses                          0.50%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Expense Reimbursement/2/                                      0.10%
------------------------------------------------------------- -----------------
------------------------------------------------------------- -----------------
Net Expenses                                                  0.40%
------------------------------------------------------------- -----------------

/1/Annual Fund Operating Expenses are based on the Fund's most recently completed fiscal year, restated to reflect current fees and the merger with Lutheran Brotherhood Money Market Fund.

/2/The investment adviser has contractually agreed, through at least December 31, 2005, to reimburse certain expenses associated with operating Institutional Class shares of Thrivent Money Market Fund equal in the aggregate 0.10% of the average daily net assets of the Fund.

EXAMPLE

This example is intended to help you compare the cost of investing in Thrivent Money Market Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same.  You should use the expense example for comparison purposes only.  The example does not represent the Fund's actual expenses and returns, either past or future.  Although your actual cost may be higher or lower, based on these assumptions your cost would be:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$51                       $159                   $278                    $624
------------------------- ---------------------- ----------------------- ----------------------

You would pay the following expenses if you did not redeem your shares:

------------------------- ---------------------- ----------------------- ----------------------
1 Year                    3 Years                5 Years                 10 Years
------------------------- ---------------------- ----------------------- ----------------------
------------------------- ---------------------- ----------------------- ----------------------
$51                       $159                   $278                    $624
------------------------- ---------------------- ----------------------- ----------------------

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

INVESTMENT ADVISER

Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), 625 Fourth Avenue South, Minneapolis,
Minnesota 55415, serves as investment adviser  for each of the Funds.  Thrivent Investment Mgt. and Thrivent
Financial for Lutherans and its affiliates have been in the investment advisory business since 1986 and managed approximately $63.6 billion in assets as of March 31, 2004, including approximately $11.3 billion in mutual fund assets.

Thrivent Investment Mgt. provides investment research and supervision of the assets for each of the Funds, except Thrivent Partner Small Cap Value Fund, Thrivent Partner International Stock Fund, and Thrivent Partner
High Yield  Fund (the "Subadvised Funds").  For the Subadvised Funds, Thrivent Investment Mgt. establishes the overall investment strategy and evaluates, selects and recommends, subject to the approval of the Board of
Trustees, one or more subadvisers to manage the investments of each Subadvised Fund.  Thrivent Investment Mgt.
also allocates assets to the subadvisers, monitors the performance, security holdings, and investment strategies for the subadvisers and, when appropriate, researches any potential new subadvisers for the Funds.
Thrivent Investment Mgt. has ultimate responsibility to oversee the subadviser and recommend their hiring, termination and replacement.

Thrivent Investment Mgt. and the Funds have received an exemptive order from the Securities and Exchange
Commission ("SEC") that permits Thrivent Investment Mgt. and the Funds, with the approval of the Funds' Board of Trustees, to retain one or more subadvisers for the Funds, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements, to a
vote of the shareholders of the applicable Funds.   Thrivent Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

ADVISORY FEES
Each Fund pays an annual investment advisory fee to Thrivent Investment Mgt.  Thrivent Investment Mgt. received the following advisory fees during the Fund's most recent fiscal year, expressed as a percentage of the Fund's average net assets.*

------------------------------------------------------------------------------------- -------------------------------
                                        FUND                                          ADVISORY FEE
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Technology Fund                                                              0.75
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner Small Cap Value Fund                                                 0.70
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Small Cap Stock Fund                                                         0.68
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Growth Fund                                                          0.42
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Stock Fund                                                           0.66
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Mid Cap Index Fund-I                                                         0.25
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner International Stock Fund                                             0.61
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Growth Fund                                                        0.75
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Value Fund                                                         0.45
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Stock Fund                                                         0.51
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Large Cap Index Fund-I                                                       0.25
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Balanced Fund                                                                0.55
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent High Yield Fund                                                              0.39
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Partner High Yield Fund                                                      0.55
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Municipal Bond Fund                                                          0.41
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Income Fund                                                                  0.34
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Core Bond Fund                                                               0.45
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Bond Index Fund-I                                                            0.25
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Limited Maturity Bond Fund                                                   0.30
------------------------------------------------------------------------------------- -------------------------------
------------------------------------------------------------------------------------- -------------------------------
Thrivent Money Market Fund                                                            0.44
------------------------------------------------------------------------------------- -------------------------------

*Thrivent Investment Mgt. reimbursed certain expenses of some of the Funds.  This table does not reflect the effects of any reimbursements.

PORTFOLIO MANAGEMENT

Thrivent Technology  Fund
Brian J. Flanagan, CFA and James A. Grossman have served as portfolio co-managers of Thrivent Technology Fund since it commenced operations in 2000.  Messrs. Flanagan and Grossman have been with Thrivent Investment Mgt.
since 1996.

Thrivent Partner Small Cap Value Fund
Thrivent Investment Mgt. has engaged T. Rowe Price Associates, Inc. (T. Rowe Price"), 100 East Pratt Street,
Baltimore, Maryland 21202, as investment subadviser for Thrivent Partner Small Cap Value Fund.  T. Rowe Price
had approximately $190 billion under management as of December 31, 2003.   Preston Athey serves as portfolio
manager for Thrivent Partner Small Cap Value Fund.   Mr. Athey is a Vice President and a small company equity
portfolio manager with T. Rowe Price Group, Inc. and T. Rowe Price.  He has been with T. Rowe Price since 1976.

Thrivent Small Cap Stock Fund
Christopher J. Serra, CFA, has served as portfolio manager of Thrivent Small Cap Stock Fund since 2003.  He has been with Thrivent Investment Mgt. since 1998 and has served as a portfolio manager since 1999.

Thrivent Mid Cap Growth Fund
Andrea J. Thomas, CFA and Brian L.  Thorkelson  serve as the portfolio co-managers of Thrivent Mid Cap Growth
Fund.   Ms. Thomas has served as portfolio manager of the Fund since 2003.   She has been with Thrivent
Investment Mgt. since 1987, and she previously served as associate portfolio manager and portfolio manager.
Mr. Thorkelson has served as the portfolio manager of the Fund since its inception in 1997.  He has been with
Thrivent Investment Mgt. since 1987.

Thrivent Mid Cap Stock Fund
Brian J. Flanagan, CFA and John E. Hintz, CFA, have served as portfolio co-managers of Thrivent Mid Cap Stock
Fund since 2004. Mr. Flanagan has been with Thrivent Investment Mgt. since 1996 and has served as a portfolio manager since 2000.  Mr. Hintz has been with Thrivent Investment Mgt. since 1997 and has served as Director of
Equity Research since 2001.

Thrivent Mid Cap Index Fund-I
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Mid Cap Index Fund-I since 2002. Mr. Brimmer has been with Thrivent Investment Mgt. since 1985 and previously managed its asset liability management department.

Thrivent Partner International Stock Fund
Thrivent Investment Mgt. has engaged Mercator, 5200 Town Center Circle, Suite 550, Boca Raton, Florida 33486,
and Price International, 100 East Pratt Street, Baltimore, Maryland 21202, as investment subadvisers for
Thrivent Partner International Stock Fund.

Mercator has served as a subadviser for the Fund since 2004  Mercator was founded in 1994 and manages international equity funds for institutional clients, including retirement plans, endowments, and
foundations.   As of December 31, 2003, Mercator managed approximately $6.6 billion in assets.    Mercator has
an investment advisory team that has day-to-day responsibility for managing its portion of the Fund's assets.

Price International has served as a subadviser for the Fund since its inception in 1995.   It is one of the
world's largest international mutual fund asset managers with the U.S. equivalent of about $22.9 billion under management as of December 31, 2003, in its offices in Baltimore, London, Tokyo, Singapore, Paris, Hong Kong,
and Buenos Aires.  Price International has an investment advisory group that has day-to-day responsibility for managing the Fund and developing and executing the Fund's investment program.

Thrivent Large Cap Growth Fund
Scott A. Vergin has served as portfolio manager of Thrivent Large Cap Growth Fund since 2002.  Mr. Vergin has been with Thrivent Investment Mgt. since 1984 and has served as a portfolio manager since 1994.

Thrivent Large Cap Value Fund
Matthew D. Finn, CFA, has served as portfolio manager of Thrivent Large Cap Value Fund since 2004.   Mr. Finn
was managing director and senior portfolio manager of First American Large Cap Value Fund from 2003 to 2004, head of equities for Advantus Capital Management Inc. from 2001 to 2003, and chief investment officer of the growth and income group for Evergreen Investment Management Co. from 1998 to 2001.

Thrivent Large Cap Stock Fund
Frederick L. Plautz has served as portfolio manager of Thrivent Large Cap Stock Fund  since  1995.  Mr. Plautz has been with Thrivent Investment Mgt. since 1995.

Thrivent Large Cap  Index Fund-I
Kevin R. Brimmer, FSA, has served as portfolio manager of Thrivent Large Cap Index Fund-I since 2002. Mr.
Brimmer has been with Thrivent Investment Mgt.  since 1985 and previously managed its asset liability management department.

Thrivent Balanced Fund
Thrivent Balanced Fund is managed by a team of investment professionals from Thrivent Investment Mgt.

Thrivent High Yield Fund
Paul J. Ocenasek and Mark L. Simenstad serve as portfolio co-managers of Thrivent High Yield Fund.  Mr.
Ocenasek has served as a portfolio manager of the Fund since 1997 and has been with Thrivent Investment Mgt.
since 1987.  Mr. Simenstad has served as a portfolio manager of the Fund since 2001, and he has been a portfolio manager with Thrivent Investment Mgt. since 1999.

Thrivent Partner High Yield Fund
Paul J. Ocenasek and Mark L. Simenstad have served as portfolio co-managers of Thrivent Partner High Yield Fund since June 1, 2004.  Mr. Ocenasek has been with Thrivent Investment Mgt. since 1987 and has been a portfolio manager since 1997.  Mr. Simenstad has been a portfolio manager with Thrivent Investment Mgt. since 1999.

Thrivent Municipal Bond Fund
Janet I. Grangaard, CFA, has served as portfolio manager of Thrivent Municipal Bond Fund since  2002. Ms.
Grangaard has been with Thrivent Investment Mgt. since 1988 and has served as a portfolio manager  since 1994.

Thrivent Income Fund
Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Income Fund.
Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as portfolio manager of the
Fund since 1998.  Mr. Onstad has served as portfolio manager of the Fund since 2002.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Core Bond Fund
Michael G. Landreville, CFA, and Alan D. Onstad, CFA, serve as portfolio co-managers of Thrivent Core Bond
Fund.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983 and has served as portfolio manager of
the Fund since 2002.   Mr. Onstad has served as portfolio manager of the Fund since 1999.  Mr. Onstad has been a portfolio manager with Thrivent Investment Mgt. since 1995.

Thrivent Bond Index Fund-I
Steven H.C. Lee, FSA, has served as portfolio manager of Thrivent Bond Index Fund-I since 2002.  Mr. Lee has been with Thrivent Investment Mgt. since 1985 and previously served as manager of asset-backed securities and investment-grade corporate bonds in its affiliated general account.

Thrivent Limited Maturity Bond Fund
Michael G. Landreville, CFA, has served as portfolio manager of Thrivent Limited Maturity Bond Fund since its inception in 1999.  Mr. Landreville has been with Thrivent Investment Mgt. since 1983, and he served as a portfolio manager since 1998.

Thrivent Money Market Fund
William D. Stouten has served as portfolio manager of Thrivent Money Market Fund since 2003.  Mr. Stouten was a research analyst/trader for the money market funds at Thrivent Investment Mgt. from 2001 to 2003.  Prior to joining Thrivent Investment Mgt., Mr. Stouten served as a senior research analyst for Voyageur Asset Management from 1998 to 2001.

PERSONAL SECURITIES INVESTMENTS
Personnel of Thrivent Investment Mgt. and the subadvisers may invest in securities for their own account pursuant to codes of ethics that establish procedures for personal investing and restrict certain transactions.  Transactions in securities that may be held by the Funds are permitted, subject to compliance with applicable provisions under the codes of ethics.

STANDARD & POOR'S TRADEMARKS
"Standard & Poor's(R)," "S&P(R)," "Standard & Poor's 500," "S&P 500(R)," "500," "Standard & Poor's MidCap 400
Index," "S&P MidCap 400 Index," "Standard & Poor's SmallCap 600 Index" and "S&P SmallCap 600 Index" are
trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by Thrivent Financial for
Lutherans. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's. Standard & Poor's makes no representation regarding the advisability of investing in the Fund. See the Statement of Additional
Information for additional disclaimers and limitations of liabilities on behalf of S&P.

SHAREHOLDER INFORMATION

HOW TO CONTACT US

By Telephone:
         1-800-847-4836
         press 1 to speak with a customer service representative
         or
         press 2 to use the Automated Service Line

By Internet:
         www.thrivent.com

By Mail (New Applications):
         Thrivent Mutual Funds
         P.O. Box 219347
         Kansas City, Missouri  64121-9347

By Mail (Additional Investments):
         Thrivent Mutual Funds
         P.O. Box 219334
         Kansas City, Missouri  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
         Thrivent Mutual Funds
         P.O. Box 219348
         Kansas City, Missouri  64121-9348

By Express Mail:
         Thrivent Mutual Funds
         210 West 10th Street, 8th Floor
         Kansas City, Missouri  64105

PRICING FUNDS' SHARES

The price of a Fund's shares is based on the Fund's net asset value ("NAV"). Each Fund determines the NAV for a particular class once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally
4:00 p.m. Eastern time. The Funds do not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther
King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and
Christmas. The price at which you purchase or redeem shares of the Funds is based on the next calculation of the NAV after the Funds receive your payment or redemption request.

Because many foreign markets close before the U.S. markets, events may occur between the close of the foreign market and the close of the U.S. markets that could have a material impact on the valuation of foreign securities.  The Funds, under the supervision of the Board of Trustees, evaluate the impacts of these events and may adjust the valuation of foreign securities to reflect the fair value as of the close of the U.S.
markets.  The Board of Trustees has authorized the investment adviser to make fair valuation determinations pursuant to policies approved by the Board of Trustees.

Thrivent Money Market Fund seeks to maintain a stable $1.00 NAV pursuant to procedures established by the Board of Trustees for the Funds, which utilize the amortized cost method.  Valuing securities held by Thrivent Money
Market Fund on the basis of amortized cost involves a constant amortization of premium or accretion of discount to maturity, regardless of the impact of fluctuating interest rates on the market value of the security.  This method is explained further in the Statement of Additional Information.

Each other Fund determines the NAV for a particular class by dividing the total Fund assets attributable to that class, less all liabilities attributable to such class, by the total number of outstanding shares of that class. To determine the NAV, the other Funds generally value their securities at current market value using readily available market prices. If market prices are not available or if the adviser determines that they do not accurately reflect fair value for a security, the fair value of that security may be determined under policies approved by the Board of Trustees.

INSTITUTIONAL CLASS SHARES

Thrivent Mutual Funds has adopted a system of multiple classes of shares for each of the Funds.  There is no sales load imposed in connection with the purchase of Institutional Class shares and such shares are not subject to any Rule 12b-1 fee.

Institutional Class shares are offered to institutions, church organizations, retirement plans sponsored by institutions and participants in various mutual fund asset allocation, wrap account, and private account programs  offered by Thrivent Investment Mgt. Because the sales charges and expenses vary between the Class A shares, Class B shares and Institutional Class shares, performance will vary with respect to each class. A copy of the Class A and Class B prospectus may be obtained by writing to the Fund, calling toll free 1-800-847-4836, or downloading it from our Web site (www.thrivent.com).

BUYING SHARES

Opening an Account
You must open an account for each Fund that you want to purchase.  Your Thrivent Investment Mgt. representative is ready to help you open a new account. If you do not know the name of your representative, please call the
Thrivent Investment Mgt. Investment Interaction Center ("Interaction Center") at (800) THRIVENT (847-4836).

How you register your account with the Funds can affect your legal interests as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine the account registration that best meets your needs. You must clearly identify the type of account you want on your application. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

Required Minimum Investments
You may combine your purchases of Class A, Class B and Institutional Class shares of the Funds to meet the minimum investment requirements.  As long as the initial minimum investment requirements are maintained, there are no subsequent minimum investment requirements.  Please note that the following minimum investment requirements do not apply to shares purchased by participants in the mutual fund asset allocation, wrap account, and private account programs described below.

------------------------------------- ------------------------- --------------------------
                                          Initial Purchase          Initial Purchase
                                            (Aggregate)                (Per Fund)
Institutions                                  $500,000                   $50,000
Congregations                                 $250,000                   $25,000
------------------------------------- ------------------------- --------------------------

The mutual fund asset allocation, wrap account, and private account programs are fee-based investment advisory service offered by Thrivent Investment Mgt. to persons who make certain initial investments of at least
$25,000.  Qualifying participants in these programs may purchase shares of any Fund.

Shares of the Funds are issued on days on which the New York Stock Exchange ("NYSE") is open, which generally are weekdays other than national holidays.  Your order will be considered received when your check or other payment is received in good order.  Good order means that your instructions and any required payment have been received in the form required by the Funds, including the name of the Fund, the account number, the amount of the transaction, and all required signatures.  Except for orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment Mgt., orders received before the close of trading on the NYSE (generally 4:00 pm Eastern time) will be processed at the NAV calculated that day.  Orders placed by an unaffiliated broker-dealer through an investment advisory program offered by Thrivent Investment
Mgt. must be placed with that broker-dealer prior to 3:00 pm Eastern time in order to be processed at the NAV for that day.  The Funds reserve the right to reject any purchase request.

Initial Purchases

You may purchase initial shares through your Registered Representative or in any of the following ways:

     * By mail
     * By wire transfer

Initial Purchases by Mail

         To buy shares of the Funds by mail:

         *    Complete and mail your new account application for each different account registration. If you do not complete the application properly, your purchase may be delayed or rejected.

         *    Make your check payable to the Fund you are buying. If more than one Fund, make your check payable to "Thrivent Mutual Funds."

Initial Purchases by Wire Transfer

In order to buy shares of the Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of, the Federal Reserve System.

         Step 1:   Call the Interaction Center at (800) THRIVENT (847-4836) and provide the following information:

         *  Your account registration;
         *  The name of the Fund(s) in which you want to invest;
         *  The Class of shares you wish to buy;
         *  Your address;
         *  Your Social Security or tax identification number;
         *  The dollar amount;
         *  The name of the wiring bank; and
         *  The name and telephone number of the person at your bank who the
            Funds can contact about your purchase.

Step 2:  Instruct your bank to use the following instructions when wiring funds:

           Wire transfer to:
           State Street Corp.
           225 Franklin Street
           Boston, MA 02101
           ABA #011000028
           Account # 4195-538-6

           Credit:
           Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

           Further Credit:
           [Name of the Fund]
           [Shareholder Account Number]
           [Shareholder Registration/Name]

Step 3:  Mail your application.

Additional Purchases
You may purchase additional shares through your Registered Representative or in any of the following ways:

         *  By mail
         *  By telephone
         *  By the Internet
         *  By wire transfer
         *  Through the Automatic Investment Plan

Additional Purchases By Mail

To make additional purchases by mail, make your check payable to the specific Fund in which you are investing.
Please indicate your Fund account number on the face of your check.  If you have more than one account, always verify that you are investing in the proper account.  This will help ensure the proper handling of the transaction.

Additional Purchases By Telephone

Before you can buy additional shares by telephone, you must have selected the Request for Telephone Purchase option on the application.  Once you have selected this option, you can call the Interaction Center at (800)
THRIVENT (847-4836) and the Fund will withdraw money from your bank checking or savings account to make your investment.  You pay the next price computed after the Funds have received your investment from your bank, which is usually three business days after you authorize the transfer.  If you need to invest sooner, you should consider making a wire transfer purchase.

The Funds have implemented procedures designed to reasonably ensure that telephone instructions are genuine.
These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized account owners and addresses and supplying transaction verification information.  Please note, however, that the Funds will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures. If an account has multiple owners, the Funds may rely on the instructions of any one account owner.  This privilege may not be available on all retirement plan accounts.

Additional Purchases By the Internet

You may purchase additional shares within your Fund accounts over the Internet (pre-authorized bank information is required prior to purchase). A Personal Identification Number (PIN) is required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

Additional Purchases By Wire Transfer
You may make additional purchases in an existing Fund account by wire transfer.  In order to buy shares of the
Funds by wire transfer, your bank must be a member of, or have a corresponding relationship with a member of the Federal Reserve System.

Instruct your bank to use the following instructions when wiring funds:

         Wire transfer to:

               State Street Corp.
               225 Franklin Street
               Boston, MA 02101
               ABA #011000028
               Account # 4195-538-6

               Credit:
               Thrivent Financial Investor Services Inc. as Agent for the benefit of Thrivent Mutual Funds

               Further Credit:
               [Name of the Fund]
               [Shareholder Account Number]
               [Shareholder Registration/Name]

Thrivent Mutual Funds and its transfer agent are not responsible for the consequences of delays resulting from the banking or Federal Reserve wire transfer system, or from incomplete wiring instructions.

Automatic Investment Plans
The Funds offer several automatic investment plans to make periodic investing more convenient. Using the Funds'
automatic investment plans, you may implement a strategy called dollar cost averaging.  Dollar cost averaging involves investing a fixed amount of money at regular intervals.  When you dollar cost average, you purchase more shares when the price is low and fewer shares when the price is high.  Dollar cost averaging does not ensure a profit or protect against a loss during declining markets.  Because such a program involves a continuous investment regardless of changing share prices, you should consider your ability to continue the program through times when the share prices are high.

Please note that it takes up to 10 business days from the time you invest for the transfer agent to validate any electronic transfer.  This will cause some delay in your ability to redeem or transfer from your account.

For further information regarding any of the following automatic investment plans, contact your Thrivent
Investment Mgt. representative or the Interaction Center at (800) THRIVENT (847-4836).

Automatic Bank Withdrawal Plan

Investors who wish to make regular additional investments in an existing Fund account may do so through the
Funds' bank draft plan.  Under this plan, the Funds will draft an investor's bank checking or savings account in the amount specified on specified dates.  The proceeds will be invested in shares of the specified Fund at the applicable offering price determined on the date of the draft.  To use this plan, you must authorize the plan on your application form, or subsequently in writing, and submit additional documents.

The Automatic Exchange Plan

The automatic exchange plan allows investors to make regular automatic investments in an existing Fund account by redemption of the same class of shares from a Thrivent Money Market Fund account.  The automatic exchange plan allows investors to select the transaction date.  To start, stop or change the plan, you must notify the
Funds at least 24 hours prior to the transaction date.

Retirement Plans
Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual
Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Purchase Policies
Your payment must be in U.S. dollars drawn on a U.S. bank. Thrivent Mutual Funds does not accept cash.  If you purchase shares by check, electronic funds transfer (other than bank wire), or automatic investment plan and you elect to redeem those shares soon after their purchase, the Funds may postpone paying the redemption proceeds until your payment has cleared or up to 10 days from the date of purchase.

The Funds reserve the right to suspend the offering of shares for a period of time and the right to reject any specific purchase of shares.

Confirmation
Thrivent Investment Mgt.  generally mails written confirmation of your purchases within five business days following the date of your purchase.  Thrivent Investment Mgt. will mail confirmation of check writing
transactions in Thrivent Money Market Fund monthly.   Thrivent Investment Mgt. will mail confirmation of your
automatic investment plan transactions at least quarterly.  For information about your shares, please contact the Interaction Center at (800) THRIVENT (847-4836).

REDEEMING SHARES
When a Fund receives your request for redemption, it will redeem your shares at the next calculation of the
NAV.  The Funds may postpone payment or suspend the right of redemption in unusual circumstances, as permitted by the U.S. Securities and Exchange Commission.  When you purchase shares by check, the Funds may delay payment for redemption requests for the shares purchased for up to 10 business days or until your payment has cleared.

If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, additional documentation may be necessary.

         You may redeem shares in any of the following ways:

         *  By mail
         *  By telephone
         *  By the Internet
         *  By wire transfer
         *  Through the Systematic Withdrawal Plan

Redemptions by Mail

Step 1:  Prepare a written request including the following information:

         *  Name(s) of the account owner(s);
         *  Your account number;
         *  The name of the Fund(s) whose shares are being redeemed; and
         *  Dollar or share amount you wish to redeem.

         You must have a Medallion Signature Guarantee if you want to do any of the following:

         *  Sell shares with a value of more than $100,000;
         *  Send the proceeds to an address other than the one listed for your account; or
         *  Make the check payable to someone other than the account owners(s).

         A Medallion Signature Guarantee is a stamp provided by a financial institution that verifies your signature. You endorse the certificate on the back and have the signature(s) guaranteed by an eligible guarantor institution such as a commercial bank, trust company, security broker or dealer, credit union, or a savings association participating in the Medallion Signature Guarantee Program. A Medallion Signature Guarantee
may be obtained at any national bank or brokerage firm.

Step 2:  Mail your redemption request.

        Please note that an additional fee may be assessed for a redemption delivered by overnight mail or
        Saturday delivery.

        The Funds will mail payment proceeds within seven days following receipt of all required documents.
        However, mailing may be delayed if the Fund is waiting for your means of purchase to clear.

Redemptions by Telephone
The privilege to redeem shares by telephone is automatically extended to all accounts except certain retirement plan accounts, unless the option is specifically declined on your application.  If you do not want the telephone redemption option, please call the Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

The following conditions apply:

         * Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record.
         * There has been no change of address in the preceding 30 days.
         * The request is for $100,000 or less.  However, requests to redeem more than $100,000 will be accepted if the account contains pre-established wire instructions.

The Funds will mail payment proceeds within seven days following receipt of all required documents.

Redemptions by the Internet
You may redeem shares within your Fund accounts over the Internet.  A  Personal Identification Number (PIN) is
required prior to authorizing transactions on your Fund accounts. This privilege may not be available on retirement plan accounts.

Redemptions by Wire Transfer
When redeeming shares by wire transfer, the following conditions apply:

         *  A fee of up to $50 may be assessed for redemptions by wire.
         *  This privilege may not be available on all retirement plan accounts.

Systematic Withdrawal Plan
You can have money automatically withdrawn from your Fund account(s) on a regular basis by using the Systematic
Withdrawal Plan.  The plan allows you to receive funds or direct payments at regular intervals.  The following rules and/or guidelines apply:

      *  You need a minimum of $50,000 in your account ($25,000 for  congregations) to start the plan.
      *  You can select the date(s) on which the money is withdrawn.
      *  To start the plan or change the payee(s), you must notify the Fund in writing and you must have all account owner(s) sign the appropriate form, which is available from the Interaction Center.
      *  Money can be sent by check or electronic funds transfer.
      *  To stop or change your plan, you must notify Thrivent Investment Mgt. prior to the next withdrawal.

Thrivent Money Market Fund Checks

You can write checks on your Thrivent Money Market Fund account if you complete a check writing signature card and agreement. You can request checks on your application or in writing. The Fund does not charge a fee for supplying your checks. The following rules and/or guidelines apply:

o        The checks you write on Thrivent Money Market Fund must be for $500 or more. (Because the Fund is not a bank, some features, such as stop payment, may not be available.)
o        The transfer agent may impose reasonable fees for each check that is returned.
o        Unless you purchased shares by wire, you must wait 10 business days after you purchase Thrivent Money
         Market Fund shares to write checks against that purchase.
o        Unless you redeem via the Internet, you need a written request--not a check-- to close a Thrivent
         Money Market Fund account. Your written request will require a signature guarantee to close accounts over $100,000.

EXCHANGING SHARES BETWEEN FUNDS
You may exchange some or all of your shares of one Fund for shares of the same class of any of the other Funds.

In addition, if you are eligible to purchase Institutional Class shares, you may exchange some or all of your
Class A shares for Institutional Class shares of any of the Funds.

All exchanges will be based on the NAV of the shares you are exchanging and acquiring and will be subject to the minimum investment requirements. Except as described above, shares of one class may not be exchanged for shares of another class.

An excessive number of exchanges may be disadvantageous to the Funds.  Therefore, the Funds reserve the right to terminate the exchange privilege of any shareholder who makes more than 12 exchanges in a year.  Further, the Funds reserve the right to modify or terminate the exchange privilege at any time with respect to any Fund, if the Funds' Trustees determine that continuing the privilege may be detrimental to shareholders.  If the exchange policies are materially modified or terminated, the Fund will give you at least 60 days prior notice.

You may obtain an exchange form or receive more information about making exchanges between Funds by contacting your Thrivent Investment Mgt. registered representative.

You may exchange funds in any of the following ways:
         *  By mail
         *  By telephone
         *  By the Internet

Exchanges by Mail
Prepare and mail a written request including the following information:
         *  Name(s) of the account owner(s);
         *  Your Fund(s) and account number(s);
         *  Dollar or share amount you wish to exchange;
         *  The name of the Fund(s) and account number(s) you are exchanging into; and
         *  Signatures of all account owners.

Exchanges by Telephone
The privilege to exchange shares by telephone is automatically extended to all accounts, unless the option is specifically declined on your application.  If you do not want the telephone exchange option, please call the
Interaction Center at (800) THRIVENT (847-4836).  By accepting this privilege, you assume some risks for unauthorized transactions.

You may exchange shares by calling the Interaction Center at (800) THRIVENT (847-4836).  Telephone exchange requests received prior to the close of the NYSE, usually 4:00 p.m. Eastern Time, will receive that day's price.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times.  The Funds reserve the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Exchanges by the Internet
You may exchange shares within your Fund accounts over the Internet.  A Personal Identification Number (PIN) is
required prior to authorizing transactions on your Fund accounts. This privilege may not be available on all retirement plan accounts.

ACCOUNTS WITH LOW BALANCES
Due to the high cost of maintaining accounts with low balances, the Funds may redeem shares in any account if the value of Institutional Class shares in the account falls below the required minimum amount for your type of account.

Before shares are redeemed to close an account, you will be notified in writing and allowed 60 days to purchase additional shares.

DISTRIBUTIONS

DIVIDENDS

Dividends are declared and paid as follows:

      - declared daily and paid monthly     Thrivent High Yield Bond Fund
                                            Thrivent Partner High Yield Bond Fund
                                            Thrivent Municipal Bond Fund
                                            Thrivent Income Fund
                                            Thrivent Core Bond Fund
                                            Thrivent Limited Maturity Bond Fund
                                            Thrivent Bond Index Fund
                                            Thrivent Money Market Fund

      - declared and paid quarterly         Thrivent Balanced Fund

      - declared and paid annually          Thrivent Technology Fund
                                            Thrivent Partner Small Cap Value Fund
                                            Thrivent Small Cap Stock Fund
                                            Thrivent Mid Cap Growth Fund
                                            Thrivent Mid Cap Stock Fund
                                            Thrivent Mid Cap Index Fund-I
                                            Thrivent Partner International Stock Fund
                                            Thrivent Large Cap Growth Fund
                                            Thrivent Large Cap Value Fund
                                            Thrivent Large Cap Stock Fund
                                            Thrivent Large Cap Index Fund-I

Income dividends are derived from investment income, including dividends, interest, and certain foreign currency gains received by a Fund.

CAPITAL GAINS

Capital gains distributions, if any, usually will be declared in December for the prior fiscal year ending
April 30.

DISTRIBUTION OPTIONS

When completing your application, you must select one of the following options for dividends and capital gains distributions:

o    Full Reinvestment.  Distributions from a Fund will be reinvested in additional shares of the same class of that Fund.  This option will be selected automatically unless one of the other options is specified.

o    Full Reinvestment in a Different Fund.  You may also choose to have your distributions reinvested into an existing account of the same class of another Fund within Thrivent Mutual Funds.

o    Part Cash and Part Reinvestment.  You may request to have part of your distributions paid in cash and part of your distributions reinvested in additional shares of the same class of the Fund.

o    All Cash.  Distributions will be paid in cash.  Your request to receive all or a portion of your distributions in cash must be received at least 10 days before the record date of the dividend or other distribution.

Distributions paid in shares will be credited to your account at the next determined NAV per share.

TAXES

General
In general, any net investment income and short-term capital gain distributions you receive from a Fund are taxable as ordinary income.  To the extent a Fund receives and distributes qualified dividend income, you are eligible for a tax rate lower than that on other ordinary income distributions.  Distributions of other net capital gains by the Fund are generally taxable as capital gains--in most cases, at different rates from those that apply to ordinary income.  The Funds expect that distributions from Thrivent Technology Fund, Thrivent
Partner Small Cap Value Fund, Thrivent Small Cap Stock Fund, Thrivent Mid Cap Growth Fund, Thrivent Mid Cap
Stock Fund, Thrivent Mid Cap Index Fund-I, Thrivent Partner International Stock Fund, Thrivent Large Cap Growth
Fund, Thrivent Large Cap Value Fund, and Thrivent Large Cap Index Fund-I will consist primarily of capital gains and that distributions from Thrivent Large Cap Stock Fund, Thrivent Balanced Fund, Thrivent High Yield
Fund, Thrivent Partner High Yield Fund, Thrivent Municipal Bond Fund, Thrivent Income Fund, Thrivent Core Bond
Fund, Thrivent Bond Index Fund, Thrivent Limited Maturity Bond Fund and Thrivent Money Market Fund will consist primarily of ordinary income.  The distributions from Thrivent Balanced Fund may consist of both capital gains and ordinary income.

The tax you pay on a given capital gains distribution generally depends on how long a Fund has held the portfolio securities it sold.  It does not depend on how long you have owned your Fund shares or whether you reinvest your distributions or take them in cash.

Every year, the Funds will send you information detailing the amount of qualified dividends, ordinary income and capital gains distributed to you for the previous year.  The sale of shares in your account may produce a gain or loss, and is a taxable event.  For tax purposes, an exchange between Funds is the same as a sale.  You will not be required to pay federal income tax on (i) the automatic conversion of Class B shares to Class A shares or (ii) exchanges of Class A or Class B shares of a Fund for Institutional Class Shares of the same fund.

Your investment in the Funds could have additional tax consequences.  Please consult your tax professional for assistance.

By law, the Funds must withhold 28% of your distributions and proceeds if you have not provided complete, correct taxpayer information.

Thrivent Partner International Stock Fund
Foreign investments pose special tax issues for Thrivent Partner International Stock Fund and its shareholders.  For example, certain gains and losses from currency fluctuations may be taxable as ordinary income.  Also, certain foreign countries withhold some interest and dividends that otherwise would be payable to Thrivent Partner International Stock Fund.  If the amount withheld is material, Thrivent Partner
International Stock Fund may elect to pass through a credit to shareholders.

Thrivent Municipal Bond Fund
You will not be required to pay federal income tax on dividends of Thrivent Municipal Bond Fund that represent interest that the Fund earns on tax-exempt securities.  The Fund may, however, invest a portion of its assets in securities that generate income that is not exempt from federal income tax or securities that are subject to the alternative minimum tax.  In addition, income of the Fund that is exempt from federal income tax may be subject to state and local income tax.  Any capital gains distributed by Thrivent Municipal Bond Fund will be taxable.

Other Securities And Investment Practices

The principal investment strategies and risk factors of each Fund are outlined beginning on page 2.  This section provides additional information about some of the securities and other practices in which certain Funds may engage, along with their associated risks. Each of the additional strategies in this section are non-principal strategies except as otherwise noted.

Repurchase Agreements
Each of the Funds may buy securities with the understanding that the seller will buy them back with interest at a later date.  If the seller is unable to honor its commitment to repurchase the securities, the Fund could lose money.

When-Issued Securities
Each Fund may invest in securities prior to their date of issue.  These securities could fall in value by the time they are actually issued, which may be any time from a few days to over a year.  In addition, no income will be earned on these securities until they are actually delivered.

Exchange Traded Funds (ETFs).  Each of the Funds, except Thrivent Money Market Fund, may invest in ETFs.  ETFs are a type of index fund bought and sold on a securities exchange.  An ETF trades like common stock and represents a fixed portfolio of securities designed to track a particular market index.  Each Fund could purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities.  The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Mortgage-Backed and Asset-Backed Securities

Each of the Funds may invest in mortgage-backed and asset-backed securities.  Mortgage-backed securities are securities that are backed by pools of mortgages and which pay income based on the payments of principal and income they receive from the underlying mortgages.  Asset-backed securities are similar but are backed by other assets, such as pools of consumer loans.  Both are sensitive to interest rate changes as well as to changes in the redemption patterns of the underlying securities.  If the principal payment on the underlying asset is repaid faster or slower than the holder of the mortgage-backed or asset-backed security anticipates, the price of the security may fall, especially if the holder must reinvest the repaid principal at lower rates or must continue to hold the securities when interest rates rise.  (Mortgage-backed and asset-backed securities are principal strategies for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund, and Thrivent
Limited Maturity Bond Fund.)

Zero Coupons
Each of the Funds may invest in zero coupon securities.  A zero coupon security is a debt security that is purchased and traded at discount to its face value because it pays no interest for some or all of its life.
Interest, however, is reported as income to the Fund that has purchased the security and the Fund is required to distribute to shareholders an amount equal to the amount reported.  Those distributions may require the Fund to liquidate portfolio securities at a disadvantageous time.

Foreign Securities

Each of the Funds may invest in foreign securities.  (Foreign securities are a principal strategy for Thrivent
International Stock Fund.)  Foreign securities are generally more volatile than their domestic counterparts, in part because of higher political and economic risks, lack of reliable information and fluctuations in currency exchange rates.  These risks are usually higher in less developed countries.  Each of these Funds except
Thrivent Money Market Fund may use foreign currencies and related instruments to hedge its foreign investments.

In addition, foreign securities may be more difficult to resell than comparable U.S. securities because the markets for foreign securities are less efficient.  Even where a foreign security increases in price in its local currency, the appreciation may be diluted by the negative effect of exchange rates when the security's value is converted to U.S. dollars.  Foreign withholding taxes also may apply and errors and delays may occur in the settlement process for foreign securities.

International Exposure

Each of the Funds may have some international exposure (including emerging markets) in their investments.
(International exposure is a principal strategy for Thrivent International Stock Fund.)  Many U.S. companies in which these Funds may invest generate significant revenues and earnings from abroad.  As a result, these companies and the prices of their securities may be affected by weaknesses in global and regional economies and the relative value of foreign currencies to the U.S. dollar.  These factors, taken as a whole, could adversely affect the price of Fund shares.

Restricted and Illiquid Securities
Each of the Funds may invest to a limited extent in restricted or illiquid securities.  Any securities that are thinly traded or whose resale is restricted can be difficult to sell at a desired time and price.  Some of these securities are new and complex, and trade only among institutions.  The markets for these securities are still developing and may not function as efficiently as established markets.  Owning a large percentage of restricted or illiquid securities could hamper a Fund's ability to raise cash to meet redemptions.  Also, because there may not be an established market price for these securities, the Fund may have to estimate their value, which means that their valuation (and, to a much smaller extent, the valuation of the Fund) may have a subjective element.

Securities Lending
Each of the Funds except Thrivent Money Market Fund may seek additional income by lending portfolio securities to qualified institutions.  By reinvesting any cash collateral it receives in these transactions, a Fund could realize additional gains or losses.  If the borrower fails to return the securities and the invested collateral has declined in value, the Fund could lose money.

Derivatives
Each of the Funds except Thrivent Money Market Fund may invest in derivatives.  Derivatives, a category that includes options and futures, are financial instruments whose value derives from another security, an index or a currency.  Each Fund may use derivatives for hedging (attempting to offset a potential loss in one position by establishing an interest in an opposite position).  This includes the use of currency-based derivatives for hedging its positions in foreign securities.  Each Fund may also use derivatives for speculation (investing for potential income or capital gain).

While hedging can guard against potential risks, it adds to the fund's expenses and can eliminate some opportunities for gains.  There is also a risk that a derivative intended as a hedge may not perform as expected.

The main risk with derivatives is that some types can amplify a gain or loss, potentially earning or losing substantially more money than the actual cost of the derivative.

With some derivatives, whether used for hedging or speculation, there is also the risk that the counterpart may fail to honor its contract terms, causing a loss for the Fund.  In addition, suitable derivative investments for hedging or speculative purposes may not be available.

High-Yield Bonds
Each of the Funds except Thrivent Municipal Bond Fund and Thrivent Money Market Fund may invest in high-yield bonds.  High-yield bonds are debt securities rated below BBB by S&P or Baa by Moody's.  To the extent that a
Fund invests in high-yield bonds, it takes on the following risks:

o        The risk of a bond's issuer defaulting on principal or interest payments is greater than on higher quality bonds.
o        Issuers of high-yield bonds are less secure financially and are more likely to be hurt by interest rate increases and declines in the health of the issuer or the economy.

High yield bonds are a principal strategy for Thrivent High Yield Fund, Thrivent Partner High Yield Fund,
Thrivent Income Fund, and Thrivent Limited Maturity Bond Fund.

Government Bonds And Municipal Bonds
Each of the Funds may invest in government bonds and municipal bonds.  As a result, the Fund's performance may be affected by political and economic conditions at the state, regional or Federal level.  These may include budgetary problems, declines in the tax base and other factors that may cause rating agencies to downgrade the credit ratings on certain issues.  Government bonds are a principal strategy for Thrivent Income Fund, Thrivent
Core Bond Fund, and Thrivent Limited Maturity Bond Fund, and municipal bonds are a principal strategy for
Thrivent Municipal Bond Fund.

Short-Term Trading
The investment strategy for each Fund at times may include short-term trading.  While a Fund ordinarily does not trade securities for short-term profits, it will sell any security at any time it believes best, which may result in short-term trading.  Short-term trading can increase a Fund's transaction costs and may increase your tax liability.

Thrivent Small Cap Stock Fund, Thrivent Mid Cap Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Balanced
Fund, Thrivent Income Fund, Thrivent Core Bond Fund, Thrivent Bond Index Fund-I and Thrivent Limited Maturity
Bond Fund had portfolio turnover rates of over 100% for their most recent fiscal year.  The adviser engages in active management and it bought and sold securities for Thrivent Small Cap Stock Fund, Thrivent Mid Cap Stock
Fund, and Thrivent Large Cap Growth Fund when it determined that it was appropriate to secure gains, limit losses, or reposition assets into more promising opportunities.  The adviser uses a mortgage dollar roll program in its investment strategy for Thrivent Balanced Fund, Thrivent Income Fund, Thrivent Core Bond Fund,
Thrivent Bond Index Fund-I and Thrivent Limited Maturity Bond Fund.  A mortgage dollar roll program involves the purchase and sale of mortgage-backed securities. In addition, the portfolio turnover rate for Thrivent Bond
Index Fund-I was affected by the sale of securities which that Fund made after a large institutional client redeemed its shares in that Fund.

Initial Public Offering
Each of the Funds may engage in initial public offerings (IPOs) of securities.  IPOs issued by unseasoned companies with little or no operating history are risky and their prices are highly volatile, but they can result in very large gains in their initial trading.  Thus, when the Fund's size is smaller, any gains form
IPOs will have an exaggerated impact on the Fund's reported performance than when the Fund is larger.
Attractive IPOs are often oversubscribed and may not be available to the Fund, or only in very limited quantities.  There can be no assurance that a Fund will have favorable IPO investment opportunities.

Securities Ratings
When fixed-income securities are rated by one or more independent rating agencies, a Fund uses these ratings to determine bond quality.  Investment grade bonds are those that are rated within or above the BBB major rating category by S&P or the Baa major rating category by Moody's, or unrated but considered of equivalent quality by the Fund's adviser.  High-yield bonds are below investment grade bonds in terms of quality.

In cases where a bond is rated in conflicting categories by different rating agencies, a Fund (other than
Thrivent Money Market Fund) may choose to follow the higher rating.  If a bond is unrated, the Fund may assign it to a given category based on its own credit research.  If a rating agency downgrades a security, the Fund will determine whether to hold or sell the security, depending on all of the facts and circumstances at that time.

Defensive Investing
In response to market, economic, political or other conditions, each Fund (except Thrivent Money Market Fund)
may invest without limitation in cash, preferred stocks, or investment-grade debt securities for temporary defensive purposes.  If the Fund does this, different factors could affect the Fund's performance and it may not achieve its investment objective.

Unusual Opportunities

Each of the Funds may purchase some securities that do not meet its normal investment criteria when the investment adviser or subadviser perceives an unusual opportunity for gain, which could include a variety of factors, including a change in management, an extraordinary corporate event, or a temporary imbalance in the supply of or demand for the securities.  If the anticipated gains do not materialize, the Fund could lose money from such an investment.

Financial Highlights

The financial highlights tables for each of the Funds are intended to help you understand the Funds' financial performance for the past five years or, if shorter, the period of the Funds' operations. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in a Fund (assuming reinvestment of all dividends and distributions). Except as noted in the tables, this information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm. The tables for The
Lutheran Brotherhood Family of Funds also include unaudited information for the six months ended April 30,
2004.  The reports of PricewaterhouseCoopers LLP, along with the Funds' audited financial statements, are included in the Annual Report to Shareholders for The AAL Mutual Funds for the fiscal year ended April 30,
2004, and the Annual Report to Shareholders for The Lutheran Brotherhood Family of Funds for the fiscal year ended October 31, 2003, which are available upon request.  The unaudited financial statements of The Lutheran
Brotherhood Family of Funds for the six months ended April 30, 2004, are also available upon request.  The tables do not show the effect of a sales charge for any of the Funds.

                                                                         Lutheran Brotherhood Opportunity Growth Fund
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For a share outstanding throughout each period (a)           Six Months
                                                               Ended       Year       Year        Year        Year       Year
                                                             4/30/2004     Ended      Ended       Ended       Ended      Ended
                                                            (unaudited) 10/31/2003  10/31/2002  10/31/2001 10/31/2000  10/31/1999
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $  9.33     $  6.80    $  8.88     $ 14.45     $ 11.21    $  9.35
Income from Investment Operations

Net investment income/(loss)                                    (0.02)      (0.13)      0.04       (0.12)      (0.03)     (0.14)

Net realized and unrealized gain/(loss) on investments (b)       0.14        2.66      (2.12)      (4.53)       3.27       2.00
Total from Investment Operations                                 0.12        2.53      (2.08)      (4.65)       3.24       1.86

Less Distributions from

Net Investment Income                                              -           -          -        (0.92)         -          -
Net Asset Value, End of Period                                $  9.45     $  9.33    $  6.80     $  8.88     $ 14.45    $ 11.21

Total return (c)                                                 1.29%      37.21%    (23.42)%    (33.87)%     29.08%     19.89%

Net assets, end of period (in millions)                       $   0.5     $   0.7    $   5.2     $   4.5     $  12.1    $   8.8

Ratio of expenses to average net assets (d)                      0.79%       0.98%      0.94%       0.88%       0.80%      1.25%

Ratio of net investment loss to average net assets (d)          (0.37)%     (0.67)%    (0.49)%     (0.22)%     (0.32)%    (0.94)%

Portfolio turnover rate                                           32%        126%       117%        126%        143%        49%

If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                      0.94%       1.03%

Ratio of net investment loss to average net assets (d)          (0.52)%     (0.72)%

                                                                           Lutheran Brotherhood Mid Cap Growth Fund
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For a share outstanding throughout each period (a)           Six Months
                                                               Ended       Year       Year        Year        Year       Year
                                                             4/30/2004     Ended      Ended       Ended       Ended      Ended
                                                            (unaudited) 10/31/2003  10/31/2002  10/31/2001 10/31/2000  10/31/1999
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $ 12.87     $  9.79    $ 11.66     $ 18.49     $ 12.99    $  9.21
Income from Investment Operations

Net investment income/(loss)                                    (0.02)      (0.04)     (0.01)       0.04        0.03      (0.14)

Net realized and unrealized gain/(loss) on investments (b)       0.20        3.12      (1.86)      (5.52)       5.94       3.92
Total from Investment Operations                                 0.18        3.08      (1.87)      (5.48)       5.97       3.78

Less Distributions from

Net Realized Gain on Investments                                   -           -          -        (1.35)      (0.47)        -
Net Asset Value, End of Period                                $ 13.05     $ 12.87    $  9.79     $ 11.66     $ 18.49    $ 12.99

Total return (c) return (c)                                      1.40%      31.46%    (16.04)%    (31.62)%     47.15%     41.04%

Net assets, end of period (in millions)                       $   9.2     $   7.3    $  12.6     $   7.7     $   4.4    $   1.2

Ratio of expenses to average net assets (d)                      0.68%       0.74%      0.58%       0.64%       0.93%      1.70%

Ratio of net investment income/(loss) to average net
   assets (d)                                                   (0.29)%     (0.37)%    (0.21)%      0.04%      (0.23)%    (1.09)%

Portfolio turnover rate                                           71%         76%        55%        137%        118%       145%

If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                      0.83%       0.95%      0.93%       0.92%       0.93%      1.82%

Ratio of net investment loss to average net assets (d)          (0.44)%     (0.58)%    (0.56)%     (0.24)%     (0.23)%    (1.21)%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities  due to the timing of sales and redemptions of fund shares.
(c) Total  investment  return assumes dividend  reinvestment and does not reflect any deduction for sales charges.  Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.

             Lutheran Brotherhood World Growth Fund                                  Lutheran Brotherhood Fund
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Six Months                                                       Six Months
   Ended      Year       Year       Year       Year      Year       Ended      Year       Year       Year      Year       Year
 4/30/2004    Ended      Ended      Ended      Ended     Ended    4/30/2004    Ended      Ended      Ended     Ended     Ended
(unaudited)10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999(unaudited)10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  $  8.74    $  7.21    $  8.36    $ 12.50    $ 12.59    $ 10.61   $ 18.39    $ 15.96    $ 19.38    $ 28.33    $ 31.24   $ 27.95
     0.02       0.09       0.05       0.06       0.02       0.03      0.05       0.12       0.09       0.11       0.13      0.14
     0.73       1.44      (1.20)     (3.20)      0.28       2.05      0.67       2.38      (3.39)     (8.02)      1.52      6.43
     0.75       1.53      (1.15)     (3.14)      0.30       2.08      0.72       2.50      (3.30)     (7.91)      1.65      6.57
    (0.06)       -          -          -          -        (0.10)    (0.14)     (0.07)     (0.12)     (0.03)     (0.12)    (0.15)
      -          -          -        (1.00)     (0.39)       -         -          -          -        (1.01)     (4.44)    (3.13)
    (0.06)       -          -        (1.00)     (0.39)     (0.10)    (0.14)     (0.07)     (0.12)     (1.04)     (4.56)    (3.28)
  $  9.43    $  8.74    $  7.21    $  8.36    $ 12.50    $ 12.59   $ 18.97    $ 18.39    $ 15.96    $ 19.38    $ 28.33   $ 31.24
     8.63%     21.22%    (13.76)%   (27.16)%     2.43%     19.42%     3.91%     15.76%    (17.19)%   (28.83)%     5.36%    25.89%
  $  9.9     $ 10.3     $ 13.2     $ 15.1     $ 15.8     $ 14.1    $ 28.7     $ 25.1     $ 40.4     $ 39.8     $ 51.9    $ 43.2
     1.27%      1.24%      1.16%      1.12%      1.22%      1.63%     0.51%      0.56%      0.66%      0.62%      0.54%     0.60%
     0.56%      0.96%      0.60%      0.43%      0.07%      0.17%     0.82%      0.81%      0.55%      0.50%      0.44%     0.49%
     15%        27%        22%        30%        40%        18%       17%        10%        61%        21%        47%       57%
     1.42%      1.49%      1.39%      1.32%                           0.66%      0.67%      0.66%      0.63%      0.59%     0.65%
     0.41%      0.71%      0.37%      0.23%                           0.67%      0.70%      0.55%      0.49%      0.39%     0.44%

                Lutheran Brotherhood Growth Fund                                  Lutheran Brotherhood Value Fund
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Six Months                                                       Six Months
   Ended      Year       Year       Year      Period                Ended      Year       Year       Year     Period
 4/30/2004    Ended      Ended      Ended      Ended              4/30/2004    Ended      Ended      Ended     Ended
(unaudited)10/31/2003 10/31/2002 10/31/2001 10/31/2000(e)        (unaudited)10/31/2003 10/31/2002 10/31/2001 10/31/2000(e)
-----------------------------------------------------------------------------------------------------------------------------------
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  $ 11.25    $  9.22    $ 11.55    $ 18.75    $ 16.50              $ 12.68    $ 10.80    $ 13.06    $ 15.88    $ 14.50
     0.03       0.11      (0.02)      0.06       0.04                 0.13       0.17       0.12       0.16       0.14
     0.32       1.92      (2.31)     (7.26)      2.21                 0.89       1.85      (2.25)     (2.88)      1.24
     0.35       2.03      (2.33)     (7.20)      2.25                 1.02       2.02      (2.13)     (2.72)      1.38
                                                                     (0.20)     (0.14)     (0.13)     (0.10)      -
  $ 11.60    $ 11.25    $  9.22    $ 11.55    $ 18.75              $ 13.50    $ 12.68    $ 10.80    $ 13.06    $ 15.88
     3.11%     22.02%    (20.17)%   (38.40)%    13.64%                8.07%     18.99%    (16.51)%   (17.19)%     9.45%
  $  7.4     $  3.1     $  4.6     $  3.2     $  4.9               $  3.1     $  3.1     $  4.1     $  3.4     $  3.8
    (0.41)%     0.03%      0.62%      0.46%      0.56%               (0.04)%     0.21%      0.50%      0.49%      0.65%
     1.25%      0.96%      0.24%      0.47%      0.19%                2.05%      1.77%      1.35%      1.18%      0.89%
     48%       111%        59%        14%        17%                  15%        64%       109%        35%        26%
     0.99%      1.24%      1.27%      1.10%      1.19%                0.91%      1.09%      1.15%      1.11%      1.49%
    (0.15)%    (0.25)%    (0.41)%    (0.17)%    (0.44)%               1.10%      0.89%      0.70%      0.56%      0.05%

                                                                             Lutheran Brotherhood High Yield Fund
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For a share outstanding throughout each period (a)              Six
                                                               Months
                                                               Ended       Year        Year       Year        Year       Year
                                                             4/30/2004     Ended       Ended      Ended       Ended      Ended
                                                            (unaudited)  10/31/2003 10/31/2002  10/31/2001 10/31/2000  10/31/1999
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $  5.07     $  4.23     $  5.22    $  6.73     $  7.87    $  8.09
Income from Investment Operations

Net investment income                                            0.21        0.42        0.55       0.72        0.87       0.85

Net realized and unrealized gain/(loss) on investments (b)       0.05        0.83       (1.01)     (1.45)      (1.19)     (0.21)
Total from Investment Operations                                 0.26        1.25       (0.46)     (0.73)      (0.32)      0.64

Less Distributions from

Net Investment Income                                           (0.21)      (0.41)      (0.53)     (0.78)      (0.82)     (0.86)
Net Asset Value, End of Period                                $  5.12     $  5.07     $  4.23    $  5.22     $  6.73    $  7.87

Total return (c)                                                 5.20%      30.57%      (9.60)%   (11.34)%     (4.81)%     7.96%

Net assets, end of period (in millions)                       $  10.3     $  10.8     $  10.9    $  12.5     $  23.3    $  53.0

Ratio of expenses to average net assets (d)                      0.51%       0.57%       0.69%      0.67%       0.59%      0.61%

Ratio of net investment income to average net assets (d)         8.39%       9.15%      10.83%     11.95%      11.16%     10.21%

Portfolio turnover rate                                           43%         96%         77%        65%         60%        55%

If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                      0.66%       0.69%       0.69%      0.68%       0.64%      0.66%

Ratio of net investment income to average net assets (d)         8.24%       9.03%      10.83%     11.94%      11.11%     10.16%

                                                                               Lutheran Brotherhood Income Fund
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For a share outstanding throughout each period (a)              Six
                                                               Months
                                                               Ended       Year        Year       Year        Year       Year
                                                             4/30/2004     Ended       Ended      Ended       Ended      Ended
                                                            (unaudited)  10/31/2003 10/31/2002  10/31/2001 10/31/2000  10/31/1999
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                          $  8.75     $  8.34     $  8.71    $  8.19     $  8.22    $  8.77
Income from Investment Operations

Net investment income                                            0.19        0.37        0.44       0.50        0.54       0.53

Net realized and unrealized gain/(loss) on investments (b)      (0.06)       0.43       (0.39)      0.57       (0.04)     (0.57)
Total from Investment Operations                                 0.13        0.80        0.05       1.07        0.50      (0.04)

Less Distributions from

Net Investment Income                                           (0.19)      (0.39)      (0.42)     (0.55)      (0.53)     (0.51)
Net Asset Value, End of Period                                $  8.69     $  8.75     $  8.34    $  8.71     $  8.19    $  8.22

Total return (c)                                                 1.71%       9.49%       0.65%     13.43%       6.33%     (0.44)%

Net assets, end of period (in millions)                       $  28.1     $  25.2     $  40.1    $  39.1     $  38.3    $  31.8

Ratio of expenses to average net assets (d)                      0.45%       0.47%       0.55%      0.56%       0.55%      0.57%

Ratio of net investment income to average net assets (d)         4.34%       4.28%       5.15%      5.94%       6.69%      6.18%

Portfolio turnover rate (e)                                      101%        312%        170%       175%        111%        72%

If the adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                      0.60%       0.60%       0.60%      0.61%       0.60%      0.62%

Ratio of net investment income to average net assets (d)         4.19%       4.15%       5.10%      5.89%       6.64%      6.13%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities  due to the timing of sales and redemptions of fund shares.
(c) Total  investment  return assumes dividend  reinvestment and does not reflect any deduction for sales charges.  Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Portfolio  turnover rates prior to the year ended October 31, 2003,  excluded the effect of  participation  in mortgage dollar roll transactions.

            Lutheran Brotherhood Municipal Bond Fund                          Lutheran Brotherhood Money Market Fund
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Six Months                                                       Six Months
   Ended      Year       Year       Year       Year      Year       Ended      Year       Year       Year      Year       Year
 4/30/2004    Ended      Ended      Ended      Ended     Ended    4/30/2004    Ended      Ended      Ended     Ended      Ended
(unaudited)10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999(unaudited)10/31/2003 10/31/2002 10/31/2001 10/31/2000 10/31/1999
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  $  9.09    $  9.15    $  9.13    $  8.66    $  8.43    $  9.11   $  1.00    $  1.00    $  1.00    $  1.00    $  1.00   $  1.00
     0.22       0.46       0.44       0.44       0.45       0.46      0.004      0.01       0.01       0.05       0.06      0.04
    (0.12)     (0.04)      0.01       0.49       0.24      (0.68)    (0.004)    (0.01)     (0.01)     (0.05)     (0.06)    (0.04)
     0.10       0.42       0.45       0.93       0.69      (0.22)  $  1.00    $  1.00    $  1.00    $  1.00    $  1.00   $  1.00

    (0.23)     (0.47)     (0.43)     (0.46)     (0.46)     (0.46)
    (0.02)     (0.01)        -          -          -          -
    (0.25)     (0.48)     (0.43)     (0.46)     (0.46)     (0.46)
  $  8.94    $  9.09    $  9.15    $  9.13    $  8.66    $  8.43
     1.05%      4.67%      5.08%     10.95%      8.42%     (2.49)%    0.39%      0.86%      1.46%      4.53%      5.86%     4.53%
  $   2.7    $   2.6    $   3.2    $   2.6    $   3.2    $   4.3   $   7.2    $  18.7    $  34.2    $  37.6    $  42.1   $  51.1
     0.41%      0.44%      0.57%      0.56%      0.52%      0.45%     0.34%      0.46%      0.55%      0.56%      0.55%     0.70%
     4.93%      4.90%      4.85%      5.05%      5.35%      5.13%     0.78%      0.87%      1.46%      4.41%      5.71%     4.44%
       8%         6%        13%         5%        12%        20%      N/A        N/A        N/A        N/A        N/A       N/A

     0.56%      0.56%      0.57%      0.57%      0.57%      0.50%     0.49%      0.59%      0.59%      0.60%      0.60%     0.75%
     4.78%      4.78%      4.85%      5.04%      5.30%      5.08%     0.63%      0.74%      1.42%      4.37%      5.66%     4.39%

             Lutheran Brotherhood
          Limited Maturity Bond Fund
------------------------------------------------------------
------------------------------------------------------------
Six Months
  Ended         Year        Year        Year       Period
4/30/2004       Ended       Ended       Ended       Ended
(unaudited)   10/31/2003  10/31/2002  10/31/2001  10/31/2000(f)
------------------------------------------------------------
------------------------------------------------------------
  $ 13.05      $ 12.74     $ 13.14     $ 12.41     $ 12.50
     0.19         0.40        0.50        0.69        0.74
    (0.06)        0.31       (0.15)       0.78       (0.09)
     0.13         0.71        0.35        1.47        0.65

    (0.19)       (0.40)      (0.50)      (0.69)      (0.74)
    (0.12)        -          (0.25)      (0.05)       -
    (0.31)       (0.40)      (0.75)      (0.74)      (0.74)
  $ 12.87      $ 13.05     $ 12.74     $ 13.14     $ 12.41
     1.03%        5.62%       2.77%      12.22%       5.43%
  $  15.0      $  14.7     $  14.0     $  11.5     $  10.6
     0.46%        0.46%       0.42%       0.51%       0.73%
     2.96%        3.07%       3.89%       5.32%       6.06%
     128%         297%        288%        290%        229%

     0.61%        0.64%       0.72%       0.78%       0.88%
     2.81%        2.89%       3.59%       5.05%       5.91%

                                                                                            The AAL Technology Stock Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                     Year        Year       Year      Period
                                                                                      Ended       Ended       Ended     Ended
                                                                                    4/30/2004   4/30/2003   4/30/2002 4/30/2001(e)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                 $  2.59     $  3.22     $  5.19    $ 10.00
Income from Investment Operations

Net investment loss                                                                    (0.02)      (0.02)      (0.03)     (0.02)

Net realized and unrealized gain/(loss) on investments (b)                              0.75       (0.61)      (1.94)     (4.79)
Total from Investment Operations                                                        0.73       (0.63)      (1.97)     (4.81)

Net Asset Value, End of Period                                                       $  3.32     $  2.59     $  3.22    $  5.19

Total return (c)                                                                       28.19%     (19.57)%    (37.96)%    48.10%

Net assets, end of period (in millions)                                              $   2.9     $   2.2     $   7.9    $   9.3

Ratio of expenses to average net assets (d)                                             1.00%       1.06%       1.10%      1.32%

Ratio of net investment loss to average net assets (d)                                 (0.66)%     (0.76)%     (0.86)%    (0.59)%

Portfolio turnover rate                                                                  67%         67%         57%        44%

If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                             1.02%       1.08%       1.14%      1.33%

Ratio of net investment loss to average net assets (d)                                 (0.68)%     (0.78)%     (0.90)%    (0.60)%

                                                                                           The AAL Aggressive Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                                     Year        Year       Year     Period
                                                                                      Ended       Ended       Ended    Ended
                                                                                    4/30/2004   4/30/2003   4/30/2002 4/30/2001(e)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                 $  3.88     $  4.62     $  6.77    $ 10.00
Income from Investment Operations

Net investment income/(loss)                                                           (0.01)       0.02       (0.01)      0.03

Net realized and unrealized gain/(loss) on investments (b)                              0.77       (0.76)      (2.14)     (3.26)
Total from Investment Operations                                                        0.76       (0.74)      (2.15)     (3.23)

Net Asset Value, End of Period                                                       $  4.64     $  3.88     $  4.62    $  6.77

Total return (c)                                                                       19.59%     (16.02)%    (31.76)%   (32.30)%

Net assets, end of period (in millions)                                              $   3.4     $   2.8     $   6.7    $   8.2

Ratio of expenses to average net assets (d)                                             1.11%       1.10%       1.15%      1.17%

Ratio of net investment income/(loss) to average net assets (d)                        (0.22)%     (0.18)%     (0.28)%     0.60%

Portfolio turnover rate                                                                 107%        204%         94%        70%

If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                                             1.12%       1.11%       1.15%      1.17%

Ratio of net investment income/(loss) to average net assets (d)                        (0.23)%     (0.19)%     (0.28)%     0.60%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities  due to the timing of sales and redemptions of fund shares.
(c) Total  investment  return assumes dividend  reinvestment and does not reflect any deduction for sales charges.  Not annualized for periods less than one year.
(d) Computed on an annualized basis for periods less than one year.
(e) Since Fund inception, July 1, 2000.

                          The AAL Small Cap Stock Fund                                     The AAL Small Cap Value Fund
                           Institutional Class Shares                                       Institutional Class Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
      Year             Year            Year            Year            Year            Year             Year         Period
      Ended           Ended           Ended           Ended           Ended            Ended           Ended          Ended
    4/30/2004       4/30/2003       4/30/2002       4/30/2001       4/30/2000        4/30/2004       4/30/2003     4/30/2002(e)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  $  11.98          $ 15.26         $  13.71        $ 14.80          $ 10.95        $  9.47          $  11.71        $  10.00
     (0.01)           (0.06)           (0.01)          0.01             0.01           0.03               -             (0.05)
      5.15            (3.22)            1.64           1.10             3.84           4.40             (2.17)           1.76
      5.14            (3.28)            1.63           1.11             3.85           4.43             (2.17)           1.71

        -                -             (0.08)         (2.20)             -               -              (0.07)             -
  $  17.12          $ 11.98         $  15.26        $ 13.71          $ 14.80        $ 13.90          $   9.47        $  11.71
     42.90%          (21.49)%          11.90%          8.53%           35.16%         46.78%           (18.59)%         17.10%
  $   11.0          $   6.8         $   5.3         $   3.8          $   1.0        $  10.3          $   3.8         $    3.5
      0.73%            0.73%            0.74%          0.78%            0.72%          0.52%             0.87%           1.59%
     (0.06)%          (0.03)%          (0.07)%         0.11%            0.08%          0.34%             0.10%          (0.66)%
      106%              97%             59%            123%            147%             80%             147%             50%

      0.75%            0.75%            0.75%          0.78%            0.84%          1.04%             1.07%           1.63%
     (0.08)%          (0.05)%          (0.08)%         0.10%           (0.04)%        (0.18)%           (0.10)%         (0.70)%

                           The AAL Mid Cap Stock Fund
                           Institutional Class Shares
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
      Year             Year            Year            Year            Year
      Ended           Ended           Ended           Ended           Ended
    4/30/2004       4/30/2003       4/30/2002       4/30/2001       4/30/2000
----------------------------------------------------------------------------------
----------------------------------------------------------------------------------
  $   11.06         $  13.31        $  14.98        $ 16.89          $ 13.94
       0.03             0.05            0.03           0.07             0.05
       3.37            (2.30)          (1.32)          1.21             3.73
       3.40            (2.25)          (1.29)          1.28             3.78

         -               -             (0.38)         (3.19)           (0.83)
  $   14.46         $  11.06        $  13.31        $ 14.98          $ 16.89
      30.74%          (16.90)%         (8.86)%         7.68%           28.00%
  $   28.4          $  20.7         $   24.8        $  24.3          $  16.5
       0.70%            0.68%           0.69%          0.68%            0.62%
       0.20%            0.44%           0.28%          0.50%            0.51%
       123%             48%              97%           144%             142%

       0.71%            0.69%           0.70%          0.69%            0.71%
       0.19%            0.43%           0.27%          0.50%            0.41%

                                                                                    The AAL Mid Cap Index Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                  Year         Year         Year          Year      Period
                                                                    Ended        Ended        Ended        Ended       Ended
                                                                  4/30/2004    4/30/2003    4/30/2002    4/30/2001   4/30/2000(e)
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $   8.91     $  11.23     $  10.80     $  10.90      $  10.00
Income from Investment Operations

Net investment income/(loss)                                          0.07         0.08         0.06         0.08          0.03

Net realized and unrealized gain/(loss) on investments (b)            2.93        (2.07)        0.60         0.57          0.87
Total from Investment Operations                                      3.00        (1.99)        0.66         0.65          0.90

Less Distributions from

Net investment income                                                (0.06)       (0.08)       (0.07)       (0.09)           -

Net realized gain on investments                                     (0.06)       (0.25)       (0.16)       (0.66)           -
Total Distributions                                                  (0.12)       (0.33)       (0.23)       (0.75)           -
Net Asset Value, End of Period                                    $  11.79     $   8.91     $  11.23     $  10.80      $  10.90

Total return (c)                                                     33.71%      (17.68)%       6.23%        6.13%         9.00%

Net assets, end of period (in millions)                           $  31.7      $  20.8      $  24.3      $  13.0       $   8.9

Ratio of expenses to average net assets (d)                           0.54%        0.28%        0.20%        0.20%         0.20%

Ratio of net investment income/(loss) to average net assets (d)       0.68%        0.89%        0.84%        0.90%         1.02%

Portfolio turnover rate                                                13%          22%          21%          54%           25%

If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets (d)                           0.55%        0.57%        0.88%        1.31%         1.27%

Ratio of net investment income/(loss) to average net assets (d)       0.67%        0.60%        0.16%       (0.21)%       (0.05)%

                                                                                    The AAL International Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                  Year         Year         Year          Year         Year
                                                                    Ended        Ended        Ended        Ended         Ended
                                                                  4/30/2004    4/30/2003    4/30/2002    4/30/2001     4/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                              $   6.73     $   8.68     $  10.63     $  14.15      $  11.37
Income from Investment Operations

Net investment income/(loss)                                          0.10         0.08         0.03         0.26          0.08

Net realized and unrealized gain/(loss) on investments (b)            2.12        (1.89)       (1.80)       (3.20)         2.73
Total from Investment Operations                                      2.22        (1.81)       (1.77)       (2.94)         2.81

Less Distributions from

Net investment income                                                (0.06)       (0.14)       (0.18)       (0.31)        (0.03)

Net realized gain on investments                                        -            -            -         (0.27)           -
Total Distributions                                                  (0.06)       (0.14)       (0.18)       (0.58)        (0.03)
Net Asset Value, End of Period                                    $   8.89     $   6.73     $   8.68     $  10.63      $  14.15

Total return (c)                                                     33.04%      (21.45)%     (16.61)%     (21.12)%       24.69%

Net assets, end of period (in millions)                           $    3.4     $    2.8     $    3.0     $    3.3      $    2.8

Ratio of expenses to average net assets                               0.78%        0.77%        0.78%        0.75%         0.73%

Ratio of net investment income/(loss) to average net assets           1.19%        1.15%        0.86%        2.42%         0.61%

Portfolio turnover rate                                                75%          52%          63%          38%           44%

If the Adviser had not reimbursed expenses and the Fund had not received credits for directed brokerage transactions or fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                               0.78%        0.77%        0.78%        0.75%         0.79%

Ratio of net investment income/(loss) to average net assets           1.19%        1.15%        0.86%        2.42%         0.55%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities  due to the timing of sales and redemptions of fund shares.
(c) Total  investment  return assumes dividend  reinvestment and does not reflect any deduction for sales charges.  Not annualized for periods less than one year.

                   The AAL Capital Growth Fund
                   Institutional Class Shares                                       The AAL Equity Income Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Year         Year         Year         Year         Year         Year         Year         Year         Year         Year
    Ended        Ended        Ended        Ended        Ended        Ended        Ended        Ended        Ended        Ended
  4/30/2004    4/30/2003    4/30/2002    4/30/2001    4/30/2000    4/30/2004    4/30/2003    4/30/2002    4/30/2001    4/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
   $25.46       $29.90      $ 34.88      $ 38.72      $ 35.89      $ 10.20      $ 12.92      $ 14.59      $ 14.43      $ 14.70
     0.23         0.21         0.18         0.33         0.27         0.17         0.18         0.21         0.27         0.31
     3.77        (4.47)       (4.88)       (1.73)        3.20         2.39        (2.73)       (1.64)        0.93        (0.35)
     4.00        (4.26)       (4.70)       (1.40)        3.47         2.56        (2.55)       (1.43)        1.20        (0.04)

    (0.22)       (0.18)       (0.20)       (0.30)       (0.21)       (0.12)       (0.15)       (0.19)       (0.27)       (0.23)
       -            -         (0.08)       (2.14)       (0.43)          -            -         (0.05)       (0.77)          -
                                                                        -         (0.02)          -            -            -
    (0.22)       (0.18)       (0.28)       (2.44)       (0.64)       (0.12)       (0.17)       (0.24)       (1.04)       (0.23)
   $29.24       $25.46      $ 29.90      $ 34.88      $ 38.72      $ 12.64      $ 10.20      $ 12.92      $ 14.59      $ 14.43
    15.76%      (14.24)%     (13.53)%      (3.82)%       9.70%       25.16%      (19.70)%      (9.83)%       8.64%       (0.29)%
   $ 84.9       $ 68.2      $  65.9      $  91.8      $  82.8      $  13.7      $   9.8      $   9.1      $   9.5      $   6.2
     0.57%        0.55%        0.55%        0.54%        0.52%        0.51%        0.51%        0.50%        0.51%        0.46%
     0.82%        0.85%        0.56%        0.90%        0.73%        1.47%        1.59%        1.61%        1.94%        1.71%

      22%           5%           3%          13%           8%          25%          63%          34%          26%          27%
     0.57%        0.55%        0.55%        0.54%        0.54%        0.52%        0.52%        0.51%        0.51%        0.52%
     0.82%        0.85%        0.56%        0.90%        0.72%        1.46%        1.58%        1.60%        1.94%        1.65%

                The AAL Large Company Index Fund
                   Institutional Class Shares                                          The AAL Balanced Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Year         Year         Year         Year     Period Ended     Year         Year         Year         Year         Year
    Ended        Ended        Ended        Ended                     Ended        Ended        Ended        Ended        Ended
  4/30/2004    4/30/2003    4/30/2002    4/30/2001  4/30/2000(e)   4/30/2004    4/30/2003    4/30/2002    4/30/2001    4/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  $  6.31       $  7.38      $  8.56      $  9.95      $ 10.00      $ 10.74      $ 11.51      $ 12.39      $ 12.40      $ 12.13
     0.15          0.08         0.05         0.09         0.02         0.22         0.21         0.30         0.42         0.39
     1.24         (1.07)       (1.18)       (1.40)       (0.07)        0.93        (0.73)       (0.86)          -          0.25
     1.39         (0.99)       (1.13)       (1.31)       (0.05)        1.15        (0.52)       (0.56)        0.42         0.64

    (0.15)        (0.08)       (0.05)       (0.08)          -         (0.25)       (0.25)       (0.32)       (0.43)       (0.37)
  $  7.55       $  6.31      $  7.38      $  8.56      $  9.95      $ 11.64      $ 10.74      $ 11.51      $ 12.39      $ 12.40
    22.00%       (13.36)%     (13.22)%     (13.18)%      (0.50)%      10.75%       (4.45)%      (4.65)%       3.50%        5.33%
  $  28.7       $ 62.1       $ 63.0       $ 26.6       $ 27.6       $111.2       $107.8       $  3.7       $  3.4       $  3.0
     0.54%         0.24%        0.20%        0.20%        0.20%        0.59%        0.56%        0.58%        0.59%        0.60%
     1.21%         1.55%        1.17%        0.97%        1.21%        1.96%        2.26%        2.60%        3.46%        3.25%
      27%           23%           3%           9%           2%         194%          69%          76%          83%          65%

     0.55%         0.36%        0.49%        0.69%        0.93%        0.60%        0.57%        0.62%        0.63%        0.64%
     1.20%         1.43%        0.88%        0.49%        0.49%        1.95%        2.25%        2.56%        3.43%        3.20%

                                                                                      The AAL High Yield Bond Fund
                                                                                       Institutional Class Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                         Year        Year       Year        Year        Year
                                                                          Ended       Ended       Ended      Ended       Ended
                                                                        4/30/2004   4/30/2003   4/30/2002  4/30/2001   4/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $   6.27    $   6.19    $   6.76   $   7.43    $   8.91
Income from Investment Operations

Net investment income                                                        0.48        0.51        0.56       0.65        0.89

Net realized and unrealized gain/(loss) on investments (b)                   0.29        0.09       (0.57)     (0.67)      (1.48)
Total from Investment Operations                                             0.77        0.60       (0.01)     (0.02)      (0.59)

Less Distributions from

Net Investment Income                                                       (0.50)      (0.52)      (0.56)     (0.65)      (0.89)
Net Asset Value, End of Period                                           $   6.54    $   6.27    $   6.19   $   6.76    $   7.43

Total return (c)                                                            12.56%      10.88%       0.05%     (0.34)%     (6.67)%

Net assets, end of period (in millions)                                  $   3.8     $   3.3     $   2.7    $   2.2     $   2.0

Ratio of expenses to average net assets                                      0.67%       0.67%       0.68%      0.67%       0.53%

Ratio of net investment income to average net assets                         7.41%       8.98%       8.73%      9.34%      11.00%

Portfolio turnover rate                                                       91%        103%         72%       106%         54%

If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                                      0.67%       0.67%       0.68%      0.67%       0.62%

Ratio of net investment income to average net assets                         7.41%       8.98%       8.73%      9.34%      10.92%

                                                                                       The AAL Municipal Bond Fund
                                                                                       Institutional Class Shares
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
For a share outstanding throughout each period (a)                         Year        Year       Year        Year        Year
                                                                          Ended       Ended       Ended      Ended       Ended
                                                                        4/30/2004   4/30/2003   4/30/2002  4/30/2001   4/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                     $  11.52    $  11.20    $  10.95   $  10.45    $  11.47
Income from Investment Operations

Net investment income                                                        0.53        0.54        0.57       0.58        0.57

Net realized and unrealized gain/(loss) on investments (b)                  (0.22)       0.32        0.25       0.50       (1.01)
Total from Investment Operations                                             0.31        0.86        0.82       1.08       (0.44)

Less Distributions from

Net investment income                                                       (0.53)      (0.54)      (0.57)     (0.58)      (0.57)

Net realized gain on investments                                              -           -           -          -         (0.01)
Total Distributions                                                         (0.53)      (0.54)      (0.57)     (0.58)      (0.58)
Net Asset Value, End of Period                                           $  11.30    $  11.52    $  11.20   $  10.95    $  10.45

Total return (c)                                                             2.66%       7.81%       7.61%     10.56%      (3.78)%

Net assets, end of period (in millions)                                  $   2.8     $   3.4     $   5.3    $   2.5     $   0.5

Ratio of expenses to average net assets                                      0.50%       0.48%       0.46%      0.42%       0.47%

Ratio of net investment income to average net assets                         4.55%       4.72%       5.08%      5.37%       5.32%

Portfolio turnover rate                                                       11%         18%         65%       110%        210%

If the Adviser had not reimbursed expenses and the Fund had not received credits for fees paid indirectly the ratios would have been:

Ratio of expenses to average net assets                                      0.50%       0.48%       0.51%      0.50%       0.52%

Ratio of net investment income to average net assets                         4.55%       4.72%       5.03%      5.29%       5.27%

(a) All per share amounts have been rounded to the nearest cent.
(b) The amount shown may not correlate  with the change in aggregate  gains and losses of portfolio  securities  due to the timing of sales and redemptions of fund shares.
(c) Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

                        The AAL Bond Fund                                            The AAL Money Market Fund
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
    Year         Year         Year         Year         Year         Year         Year         Year         Year         Year
    Ended        Ended        Ended        Ended        Ended        Ended        Ended        Ended        Ended        Ended
  4/30/2004    4/30/2003    4/30/2002    4/30/2001    4/30/2000    4/30/2004    4/30/2003    4/30/2002    4/30/2001    4/30/2000
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
  $ 10.31      $  9.82      $  9.80      $  9.32      $  9.92      $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
     0.44         0.46         0.60         0.66         0.62         0.01         0.01         0.03         0.06         0.05
    (0.11)        0.52         0.02         0.48        (0.60)       (0.01)       (0.01)       (0.03)       (0.06)       (0.05)
     0.33         0.98         0.62         1.14         0.02         1.00         1.00         1.00         1.00         1.00

    (0.49)       (0.49)       (0.60)       (0.66)       (0.62)
  $ 10.15      $ 10.31      $  9.82      $  9.80      $  9.32
     3.25%       10.20%        6.42%       12.55%        0.30%        0.59%        1.17%        2.54%        6.07%        5.36%
  $ 34.5       $ 29.2       $  22.9      $  55.6      $  47.9      $ 114.6      $  91.4      $ 117.8      $  25.3      $  12.8
     0.49%        0.47%        0.39%        0.39%        0.43%        0.56%        0.48%        0.46%        0.43%        0.31%
     4.26%        4.57%        5.93%        6.79%        6.55%        0.59%        1.18%        2.45%        5.86%        5.18%
     463%         149%         160%         172%         163%         N/A          N/A          N/A          N/A          N/A

     0.50%        0.48%        0.46%        0.49%        0.50%        0.56%        0.53%        0.54%        0.56%        0.57%
     4.25%        4.56%        5.86%        6.69%        6.47%        0.59%        1.13%        2.37%        5.73%        4.92%

                     The AAL Bond Index Fund
------------------------------------------------------------------
------------------------------------------------------------------
    Year         Year         Year         Year        Period
    Ended        Ended        Ended        Ended        Ended
  4/30/2004    4/30/2003    4/30/2002    4/30/2001  4/30/2000(f)
------------------------------------------------------------------
------------------------------------------------------------------
  $ 10.96      $ 10.48      $ 10.47      $  9.95      $ 10.00
     0.39         0.50         0.59         0.69         0.22
    (0.25)        0.56         0.16         0.52        (0.05)
     0.14         1.06         0.75         1.21         0.17

    (0.50)       (0.58)       (0.64)       (0.69)       (0.22)
    (0.50)        -           (0.10)        -            -
    (1.00)       (0.58)       (0.74)       (0.69)       (0.22)
  $ 10.10      $ 10.96      $ 10.48      $ 10.47      $  9.95
     1.31%       10.35%        7.36%       12.50%        1.72%
  $ 40.7       $ 81.0       $ 58.9       $ 18.6       $ 11.1
     0.43%        0.23%        0.20%        0.20%        0.20%
     3.75%        4.65%        5.47%        6.66%        6.85%
    305%          90%          92%          51%          52%

     0.44%        0.31%        0.53%        0.98%        1.04%
     3.74%        4.57%        5.14%        5.88%        6.02%

[Back cover page]

Thrivent Mutual Funds

By Telephone:
         1-800-847-4836
         press 1 to speak with a customer service representative
         or
         press 2 to use the Automated Service Line

By Internet:
         www.thrivent.com

By Mail (New Applications):
         Thrivent Mutual Funds
         P.O. Box 219347
         Kansas City, Missouri  64121-9347

By Mail (Additional Investments):
         Thrivent Mutual Funds
         P.O. Box 219334
         Kansas City, Missouri  64121-9334

By Mail (Redemptions, Exchanges or Other Requests):
         Thrivent Mutual Funds
         P.O. Box 219348
         Kansas City, Missouri  64121-9348

By Express Mail:
         Thrivent Mutual Funds
         210 West 10th Street, 8th Floor
         Kansas City, Missouri 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Funds.  Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders.  In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Funds during their last fiscal year. You may request a free copy of the Statement of Additional
Information, the annual report, or the semi-annual report, or you may make additional requests or inquiries by calling 1-800-847-4836.  You also may review and copy information about the Funds (including the Statement of
Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington,
DC.  You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the Funds on the EDGAR data base at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the
SEC, Washington, DC 20549-6009, or by sending an email to:  publicinfo@sec.gov.

1940 Act File No. 811-5075

                                                    PROSPECTUS

                                                   JULY 17, 2004

                                           THRIVENT U.S. GOVERNMENT ZERO
                                          COUPON TARGET FUND, SERIES 2006

                                               THRIVENT MUTUAL FUNDS

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed on the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

Please Note
The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective May 31,
1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.

                                                                                                               Page
RISK/RETURN SUMMARY
     Investment Objective
     Principal Investment Strategy
     Principal Risk
     Risk/Performance
     Fees and Expenses

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS
     Investment Objective
     Risks

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE
     Investment Adviser
     Advisory Fee
     Portfolio Manager

SHAREHOLDER INFORMATION
     Pricing of Fund's Shares
     Retirement Plans
     Changes to Your Account
     How to Redeem (Sell) Shares
     Exchange Privilege
     Dividends, Distributions and Taxes
     Other Tax Information

DISTRIBUTION ARRANGEMENTS

FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

Investment Objective
The Fund seeks high, relatively predictable investment returns from U.S. government securities over selected periods of time, assuming investors reinvest the dividends and capital gains distributed by the Fund.

Principal Investment Strategy
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in a variety of U.S. government zero coupon securities.

Principal Risk
The Fund's primary investment risk is interest rate risk.  Changes in interest rate levels affect the value of the bonds in the portfolio and the value of the Fund as a whole. During periods of higher interest rates, the value of the bonds in the portfolio will tend to fall. Zero coupon bonds tend to fluctuate in value to a greater degree than bonds with fixed coupons. The Fund cannot assure that you will be able to sell your shares for more than you paid for them. You could lose money investing in the Fund.

Risk/Performance
The following bar chart and table provide an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for one, five and ten calendar year periods compared  to those of a broad market index for the same periods.

The bar chart includes the effects of Fund expenses, but not sales charges.  If sales charges were included, returns would be lower than those shown. The table includes the effects of Fund expenses and maximum sales charges for the Fund and assumes that you sold your shares at the end of the period.  The after-tax returns for the Fund are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

How a fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

[bar chart with the following data:]

The chart below shows the Fund's calendar year total returns.

  Year-by-Year Total Return

[Bar chart with the following data:]

'94             -11.47%
'95              35.08%
'96              -2.31%
'97              11.93%
'98              14.51%
'99              -8.19%
'00              15.73%
'01               7.52%
'02              11.52%
'03               1.77%

The Fund's year-to-date return as of June 30, 2004 was -0.77%.

Best Quarter:    Q2--95     13.14%
Worst Quarter:   Q1--94     -9.20%

----------------------------------------------------------------------------------------------------------------------
                                            Average Annual Total Returns
                                         (Periods Ending December 31, 2003)
----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------- ------------------ ------------------ ------------------
                                                                   1-Year             5-Year             10-Year
------------------------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------------------------- ------------------ ------------------ ------------------
Series 2006 (before taxes)                                               -3.03%              4.33%              6.34%
------------------------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------------------------- ------------------ ------------------ ------------------
  (after taxes on distributions)                                         -5.34%              1.85%              3.69%
------------------------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------------------------- ------------------ ------------------ ------------------
  (after taxes on distributions and redemptions)                         -1.69%              2.32%              3.82%
------------------------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------------------------- ------------------ ------------------ ------------------
Lehman Aggregate Bond Index*                                              4.10%              6.62%              6.95%
------------------------------------------------------------- ------------------ ------------------ ------------------

* The Lehman Brothers Aggregate Bond Index covers four major classes of fixed-income securities in the U.S.: U.S.
Treasury and U.S. government agency securities, corporate debt obligations, mortgage-backed securities and asset-backed securities.

Fees and Expenses
This table describes the fees and expenses you may pay if you buy and hold the Fund's shares:

----------------------------------------------------------------------------------------------------------------------
                                                  Shareholder Fees
                                      (fees paid directly from your investment)

----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Maximum sales charge (load) imposed on purchases (as percentage of
offering price)                                                                              4.75%
------------------------------------------------------------------------- --------------------------------------------

----------------------------------------------------------------------------------------------------------------------
                    Annual Fund Operating Expenses (expenses that are deducted from Fund assets)

----------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Management fees*                                                                             0.50%
------------------------------------------------------------------------- --------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Distribution (12b-1) fees*                                                                   0.10%
------------------------------------------------------------------------- --------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Other expenses**                                                                             1.61%
------------------------------------------------------------------------- --------------------------------------------
------------------------------------------------------------------------- --------------------------------------------
Total Fund operating expenses**                                                              2.21%
------------------------------------------------------------------------- --------------------------------------------

* Thrivent Investment Management Inc. ("Thrivent Investment Mgt."), the Fund's adviser and distributor, voluntarily waives the management and distribution (12b-1) fees.  Although Thrivent Investment Mgt. has no intention to do so, these reimbursements are voluntary and Thrivent Investment Mgt. may reinstate these fees in the future.

** Thrivent Investment Mgt. will pay all expenses of the Fund in excess of 1.00%.  After giving effect to these voluntary expense reimbursements, the total Fund operating expenses were 1.00%. Thrivent Investment Mgt. makes monthly expense reimbursements to the Fund based on yearly projections.  Sometimes these forecasted monthly expense reimbursements are larger than the actual expense reimbursements required, resulting in lower total Fund operating expenses.

Example
This example is intended to help you compare the costs of investing in the Fund with the cost of investing in other mutual funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated.  The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------- ---------------------------- ---------------------------- ----------------------------
            1 Year                        3 Years                      5 Years                     10 Years
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
             $688                         $1,133                       $1,602                       $2,896
------------------------------- ---------------------------- ---------------------------- ----------------------------

You should use the expense example for comparison purposes only. It does not represent the Fund's actual expenses and returns, either past or future. Actual expenses may be greater or less than those shown.

INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

Investment Objective
The Fund has an objective of providing a high investment return over selected periods of time, consistent with investment in U.S. government securities. The series matures on a specified target date in 2006. On the target date, the Fund will convert its assets to cash and distribute the proceeds to shareholders.

The Fund seeks to return to investors a reasonably assured targeted dollar amount, predictable at the time of investment, on the specific target date in the future. To realize this return, you should plan to hold a Fund's shares until maturity and reinvest all dividends and distributions. However, the Fund cannot assure you that it will meet its investment objective.

Implementation of the Investment Objective
The Fund invests at least 80% of its net assets (plus the amount of any borrowing for investment purposes) in
U.S. government zero coupon securities. U.S. Government zero coupon securities include: U.S. Treasury notes and bonds, and U.S. Treasury bills that have no coupons and are not entitled to income.

The Fund invests at least 50% of its assets in zero coupon U.S. government securities maturing within two years of the Fund's target date. However, the Fund expects that under normal circumstances it will invest a much greater amount than 50%. The Fund may invest up to 20% in interest-paying U.S. Treasury notes and bonds and in repurchase agreements on interest paying U.S. Treasury notes and bonds. These interest-paying securities provide income for expenses, redemption payments and cash dividends of the Fund.

What Are Zero Coupon Securities?
Zero coupon securities are non-interest (non-cash) paying debt obligations that are payable in full (principal or par amount) at maturity. These securities include U.S. Treasury notes and bonds that do not have coupons and do not pay cash income, U.S. Treasury bills, individual interest coupons that trade separately and evidences of receipt of such securities. Unlike Treasury securities with coupons attached that generate periodic interest payments to the holders, zero coupon securities pay no cash income until their maturity date. Zero coupon securities are purchased at a substantial discount from their value at their maturity date. The discount is amortized over the life of the zero coupon security. When a zero coupon security is held to maturity, the entire return comes from the difference between the purchase price and the maturity value. Because this difference is known at the time of purchase, investors holding zero coupon securities until maturity know the amount of their investment return at the time of their investment.

Why Invest in Zero Coupon Securities?
You invest in zero coupon securities because you can predict the return (dollar amount) you will receive at maturity. An investment in zero coupon securities enables you to plan to meet future financial goals, such as your retirement; future anticipated expenses such as college education of children or grandchildren; or the purchase of a home.

Due to the nature of zero coupon securities, the Fund can estimate daily a targeted dollar amount per share the
Fund will receive on the target date. The difference between the targeted amount and the net asset value per share at the time of purchase is the projected return and is called anticipated growth. Anticipated growth will consist primarily of the estimated accretion (accumulation) of discount on the zero coupon securities in the
Fund, and to a much lesser degree, of projected cash flow in income-producing securities in excess of estimated expenses.

On each business day, the Fund calculates its anticipated growth rate. This growth rate is the annualized growth rate investors can expect from the time they purchase the Fund's share until the Fund's target date. The Fund cannot guarantee this growth rate because it involves certain assumptions about variable factors such as reinvestment of dividends and distributions, the expense ratio and composition of the Fund's portfolio.

Quality
The Treasury obligations in which the Fund invests are backed by the full faith and credit of the U.S.
government. The Fund may enter into repurchase agreements with member banks of the Federal Reserve System with respect to such securities.

Risks

Interest Rate Risk.  Interest rate risk is the risk that a rise in the level of interest rates will reduce the market value (price) of securities held, particularly bonds, in the Fund's portfolio. Typically, a bond pays a fixed rate of interest (called the "coupon"). When interest rates rise in the economy the value of the coupon
(the amount received on the bond periodically) falls in comparison. As a result, the price of the bond declines.
The price of zero coupon bonds tends to fall even more dramatically because they do not pay periodic coupons.
Zero coupon securities usually trade at a deep discount from their face or par value and are subject to greater market value fluctuations from changing interest rates than debt obligations of comparable maturities, which make current distributions of interest.

Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase. Redemptions prior to maturity may result in capital gains or losses, which may be substantial.

Longer-term bonds are more sensitive to interest rate changes than shorter-term bonds, reflecting the greater risk of holding these bonds for a longer period of time. As the Fund moves toward its maturity date, the variability in the price of the securities in its portfolio should decline. The main risk is when you do not hold zero coupon securities until maturity. Because zero coupon securities do not make periodic interest payments, their market values decline more dramatically when interest rates rise than the value of bonds that pays interest
(coupon) on a current basis. The market value of zero coupon bonds also rises more dramatically than that of other bonds as interest rates fall.

To obtain the predicted return and reduce your exposure to the price volatility caused by changing interest rates, you should plan to hold the Fund's shares until maturity. You also should elect automatic reinvestment of dividends and distributions. If you hold shares to maturity and reinvest dividends and distributions, you should experience a return consisting primarily of the accretion (or accumulation) of discount on the underlying securities in the Fund. The Fund, however, may invest up to 20% of its portfolio in interest paying U.S.
government securities. As a result, the Fund cannot guarantee your total return, even if all shares are held until maturity and you have reinvested all dividends and distributions.

Reinvestment Risk.  A portion of the total realized return from traditional interest-paying bonds comes from the reinvestment of periodic interest. Since the rate to be earned on these reinvestments may be higher or lower than the rate quoted on the interest-paying bonds at the time of the original purchase, the investment's total return is uncertain even for investors holding the security until maturity. This uncertainty is commonly referred to as reinvestment risk, and it can have a significant impact on total realized investment return. With zero coupon securities, however, there are no cash distributions to reinvest, so investors bear no reinvestment risk if they hold the zero coupon security to maturity.

Portfolio Turnover.  Because the Fund's objective is to return a reasonably predictable return at maturity by purchasing predominantly zero coupon bonds, it should not have a high rate of turnover. Therefore, the Fund should not experience the higher transactional and potential tax consequences of frequent buying and selling of securities in its portfolio.

MANAGEMENT, ORGANIZATION AND CAPITAL STRUCTURE

Investment Adviser

Thrivent Investment Mgt. 625 Fourth Avenue South, Minneapolis, Minnesota 55415, serves as investment adviser for the Fund. Thrivent Investment Mgt. and Thrivent Financial for Lutherans and its affiliates have been in the investment advisory business since 1970 and managed approximately $63.6 billion in assets as of March 31, 2004, including approximately $11.3 billion in mutual fund assets.

Pursuant to an investment advisory agreement with Thrivent Mutual Funds, Thrivent Investment Mgt. manages the investment and reinvestment of the Fund's assets, provides the Fund with personnel, facilities and administrative services, and supervises the Fund's daily business affairs, all subject to the supervision of Thrivent Mutual
Funds' Board of Trustees. Thrivent Investment Mgt. formulates and implements a continuous investment program for the Fund consistent with the Fund's investment objectives, policies and restrictions.

Thrivent Investment Mgt. and the Fund have received an exemptive order from the Securities and Exchange
Commission ("SEC") that permits Thrivent Investment Mgt. and the Fund, with the approval of the Thrivent Mutual
Funds' Board of Trustees, to retain one or more subadvisers for the Fund, or subsequently change a subadviser, without submitting the respective investment subadvisory agreements, or material amendments to those agreements,
to a vote of the shareholders of the Fund.   Thrivent Investment Mgt. will notify shareholders of a Fund if there is a new subadviser for that Fund.

Advisory Fee
The Adviser receives an investment advisory fee computed separately and paid monthly for the Fund at the annual rate of 0.50 of 1% of the Fund's average daily net assets. At this time, the Adviser voluntary reimburses the
Fund's advisory fee.

Portfolio Manager

Alan D. Onstad has served as portfolio manager of the Fund since July 1, 2000. Mr. Onstad has been with Thrivent
Investment Mgt. since 1995.

SHAREHOLDER INFORMATION

Sales of the Fund were closed to new shareholders and to additional purchases of shares by existing shareholders effective June 1, 1993.  Purchases of shares by reinvestment of dividends and capital gains, if any, in existing shareholder accounts will continue to be allowed and will be at net asset values.  Although there is no intent to do so, sales of the Fund could be reopened in the future.

Pricing of Fund's Shares
The price of a Fund's shares is based on the Fund's net asset value ("NAV"). The Fund determines the NAV once daily at the close of trading on the New York Stock Exchange ("NYSE"), which is normally 4:00 p.m. Eastern time.
The Fund does not determine NAV on holidays observed by the NYSE or on any other day when the NYSE is closed. The
NYSE is regularly closed on Saturdays and Sundays, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. The price at which you purchase or redeem shares of the Fund is based on the NAV next calculated after the Fund receives your payment or redemption request.

To determine the NAV, the Fund values its securities at current market value using readily available market quotations. The Fund values securities that do not have readily available market quotations at fair value as determined in good faith by or under the direction of Thrivent Mutual Funds' Board of Trustees. The Fund may use
pricing services as approved by the Board of Trustees to determine the net asset value of its securities.  The
Board of Trustees has authorized the investment adviser to make fair value determinations pursuant to policies approved by the Board of Trustees.

The price at which you purchase or redeem shares of the Fund is based on the NAV as next determined after the
Fund has received your payment or your redemption request.

Retirement Plans
Individual and employer-sponsored retirement plans may be established with assets invested in Thrivent Mutual
Funds.  These accounts may offer you tax advantages.  You should consult with your attorney and/or tax advisor before you establish a retirement plan.  Additional fees may apply to some retirement accounts.  Please review plan documents for more information.  Your registered representative can provide you with the materials, documents and forms you need for establishing your retirement plan.

Changes to Your Account
After opening your Fund account, you may wish to make changes to your account. Certain types of changes, such as moving to a new address or getting a new telephone number, do not have any other effect on an account. Any feature such as telephone exchange or participation in an automatic investment plan would continue uninterrupted.
Other changes, such as exchanging from one Fund to another or transferring shares from a regular account to an
IRA or adding a joint owner, will affect your account options because a new account is actually created. Account options such as an automatic investment plan are discontinued unless additional action is taken. These changes may require additional instructions and specific forms. If you are not sure whether a change affects your account, please contact your local Thrivent Investment Mgt. representative or the Investment Interaction Center
(Interaction Center) at (800) 847-4836. When making these types of changes, please contact your local Thrivent
Investment Mgt. representative or the Interaction Center.

How to Redeem (Sell) Shares
Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Although investors may redeem shares on any business day at net asset value, a shareholder who redeems prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.

Redemption by Mail
Shareholders of the Fund may have their shares redeemed at any time at the net asset value per share next determined after a written request and all additional documents, if required, are received in proper form by the
Fund's transfer agent.

The Fund bases payment for shares presented for redemption at a Fund's net asset value next computed after a request is received in proper form by the transfer agent. Shareholders earn income and receive dividends paid on the Fund through the date of redemption. The Fund will mail payment proceeds within seven days following receipt of all required documents. The Fund may postpone payment or suspend the right of redemption in unusual circumstances.

You may redeem shares of the Fund by mail, by sending a written request for redemption to:

                       Thrivent Mutual Funds
                       P. O. Box 219348
                       Kansas City, MO  64121-9348

In your redemption request, you must include your shareholder account number and specify the dollar or share amount you wish to redeem. You, and any other persons registered as shareholders on the account, must sign your redemption request. You must sign the request exactly as the account is registered. If you wish to redeem shares with a value in excess of $100,000, you must have your signature(s) guaranteed. The transfer agent will accept signature guarantees from all institutions that are eligible to provide signature guarantees under federal or state law, provided that the individual giving the signature guarantee is authorized to do so. Institutions that usually are eligible to provide signature guarantees include commercial banks, trust companies, brokers, dealers, national securities exchanges, savings and loan institutions and credit unions. Please note that a signature guarantee is not the same as a notarized signature. If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary. If you wish to redeem an IRA or other retirement plan you must indicate on the redemption request whether or not federal income tax should be withheld.
Redemption requests that fail to indicate an election not to have federal tax withheld will be subject to withholding.

Telephone Redemptions
The privilege to redeem shares by telephone is automatically extended to all accounts, unless the option is specifically declined. If you do not want the telephone redemption option, please call the Interaction Center at
(800) 847-4836. By accepting this privilege, you assume some risks for unauthorized transaction. Once a telephone request has been made, it cannot be canceled or modified (see Telephone Transactions). Thrivent Investment Mgt.
has implemented procedures designed to reasonably ensure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations and supplying transaction verification information.

Telephone Redemptions and Checks Mailed
The following conditions apply to telephone redemptions described above:

o  Telephone redemption checks will be issued to the same payee(s) as the account registration and sent only to the address of record;
o  There has been no change of address in the preceding 60 days;
o  The request is for $100,000 or less;
o  Some retirement plan accounts are not eligible; and
o  Shares to be redeemed cannot be in certificate form.

Redemptions by Bank Wire
o  Existing shareholders must send a Thrivent Mutual Funds Application or Account Change Request with the appropriate section completed prior to exercising the privilege of wire redemption to:

        Thrivent Mutual Funds
        P. O. Box 219348
        Kansas City, MO  64121-9348

o  Wire redemptions can be made for any amount;
o  A fee is assessed for redemptions by wire; and
o  Requests received in good order before the close of the NYSE (usually 3:00 p.m. Central time) receive that day's price.

If an account has multiple owners, Thrivent Investment Mgt. may rely on the instructions of any one account owner. This privilege may not be available on all retirement plan accounts.

Involuntary Redemption
Because all account owners share the high cost of maintaining accounts with low balances, the Fund reserves the right to involuntarily redeem a shareholder's account, other than a retirement plan account, at any time the value of the account falls below $250 as a result of redemption. Shareholders will be notified in writing of any planned involuntary redemptions and will be allowed 60 days to increase the account balance above the stated
minimum before the redemption is processed.

Exchange Privilege

Exchanges by Mail
Shares of the Fund held for at least 10 days may be exchanged for shares of any other series of Thrivent Mutual
Funds (Class A shares only) with the same registration, without additional sales charge, at the net asset value per share next computed after receipt of a written exchange request in proper form by the transfer agent.

An exchange constitutes a redemption of the shares of one mutual fund and the purchase of shares of another.
Because the Fund invests primarily in zero coupon securities, the net asset value per share may fluctuate substantially prior to the maturity date. Therefore, a shareholder who exchanges shares of the Fund prior to maturity may experience a significantly different investment return than was anticipated at the time of purchase.
 Shareholders interested in exchanging shares should contact the Interaction Center at (800) 847-4836, or their
Thrivent Investment Mgt. representative for a current prospectus prior to making an exchange.

Shareholders of the Fund may only exchange into such other Funds as are legally available for sale in any state.
If shares are held in the name of a corporation, trust, estate, custodianship, guardianship, partnership or pension and profit sharing plan, or if you have requested and received share certificates, additional documentation may be necessary.
Exchanges are sales for tax purposes and could result in a gain or loss, depending on the original cost of shares exchanged.

An excessive number of exchanges may be disadvantageous to the Fund. Therefore, the Fund reserves the right to terminate the exchange privilege of any shareholder who makes more than twelve exchanges in a year. Further, the
Fund reserves the right to modify or terminate the exchange privilege at any time with respect to the Fund, if the Fund's Trustees determine that continuing the privilege may be detrimental to shareholders.

Telephone Transactions

You can sell or exchange shares by phone. By doing so, you assume some risks for unauthorized transactions.
Thrivent Investment Mgt. has implemented procedures designed to reasonably assure that telephone instructions are genuine. These procedures include recording telephone conversations, requesting verification of certain personal information, restricting transmittal of redemption proceeds to pre-authorized designations, and supplying transaction/taping identification numbers and/or symbols. Please note, however, that Thrivent Mutual Funds,
Thrivent Investment Mgt., the custodian, the transfer agent or any of their employees will not be liable for losses suffered by a shareholder that result from following telephone instructions reasonably believed to be authentic after verification pursuant to these procedures.

Exchanges by Telephone
Telephone exchanges (transactions in which the registration does not change) are subject to the requirements described above, and additional requirements as follows.

Shareholders may exchange shares for which certificates have not been issued by telephoning the Interaction
Center at (800) 847-4836. Telephone exchange requests received prior to the close of the NYSE (usually 3:00 p.m.
Central Time) will be made at the net asset value per share next determined that day.

Telephone exchanges will be permitted only if the shareholder elects the telephone exchange option on the initial purchase application, or requests the telephone exchange privilege in a subsequent written request, signed by all registered owners, with all signatures guaranteed.

During periods of extreme volume caused by dramatic economic or stock market changes, shareholders may have difficulty reaching the Interaction Center by phone, and a telephone exchange may be difficult to implement at those times. The Fund reserves the right to temporarily discontinue the telephone exchange privilege during such periods of extreme volume.

Dividends, Distributions and Taxes
As with all funds distributing taxable income, you as a tax-paying investor will be subject to income taxes on all dividends and distributions. You will be subject to taxes on all dividends and distributions whether you elect to take them in cash or have them reinvested.

The Fund intends to distribute in December and, if necessary, at such other times as the Fund may determine, its net investment income and any net realized capital gains resulting from investment activity. Any dividend
(including a capital gains dividend) declared in October, November or December with a record date in such a month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. Cumulative statements showing all activity in the account for the prior year will be mailed annually to all shareholders.

All income and capital gains distributions are reinvested in full and fractional shares of the Fund at net asset value, without sales charges, on a payment date unless a shareholder has requested payment in cash on the shareholder application or by separate written request. A shareholder's projected return at maturity assumes the reinvestment of all income and capital gains distributions. If a shareholder elects to receive these distributions in cash, the return at maturity will be substantially less than was anticipated at the time of purchase. The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (the "Code") and to take all other action required so that no federal income tax will be payable by the Fund itself. The Fund will be treated as a separate regulated investment company under the Code. Shareholders are provided annually with full information on income and capital gains distributions for tax purposes. Shareholders should consult their tax advisers regarding the applicability of state and local taxes to dividends and distributions.

Under federal income tax laws, a portion of the difference between the purchase price of zero coupon securities and their face value is considered to be income to the Fund each year, even though the Fund will not in each year receive cash interest payments from these securities. The Fund must distribute substantially all its net investment income each year, including the imputed income (the accrued interest for that year from the discount on purchases)
from their zero coupon investments. Because of its imputed income, the Fund may be required to pay out as an income distribution each year an amount greater than the total amount of cash interest the Fund actually received. Such distributions may come from cash assets or from liquidating some portfolio securities. If securities are liquidated, the Fund may realize a gain or loss from the sale. As with all funds distributing taxable income, tax-paying investors in the Fund will be subject to income taxes on income and capital gain distributions whether they elect to take them in cash or have them reinvested.

If the Fund holds zero coupon bonds until maturity, they should not realize capital gains on these securities.
However, if a Fund has to sell zero coupon securities to meet redemptions prior to their maturity (and the target date of the Fund) the value the Fund receives for the securities sold may reflect a premium over the principal and interest. This may happen particularly when interest rates are lower at the time of redemption. As a result, redemptions of shares prior to the target date may result in greater capital gains to the Fund, which would be distributed to the shareholders, than would otherwise have been realized. Capital gains distributed to shareholders result in a taxable event in the year of distribution.

Other Tax Information
The Fund is required by federal law to withhold 28% of reportable payments (which include dividends, capital gain distributions and redemption proceeds) paid to certain shareholders who have not properly certified that the
Social Security or other taxpayer identification number provided by the shareholder is correct and that he or she is not otherwise subject to backup withholding. The Fund's shareholder application includes the required certification.

No attempt is made herein to provide information as to state and local tax consequences of ownership of shares of the Fund. Investors should consult their personal tax adviser to determine the consequences of state and local taxes.

DISTRIBUTION ARRANGEMENTS

The Fund closed sales to new shareholders and to existing shareholders for additional purchases effective June 1,
1993. Existing shareholders may purchase additional shares by reinvesting dividends and capital gains, if any, received on their existing accounts at net asset value. Although the Fund does not intend to do so, it may open sales in the future.

In addition to the sales charge deducted at the time of purchase, the Fund is authorized under a distribution plan (the Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. The Plan permits payments to be made by the Fund to the distributor to reimburse it for expenditures incurred by it in connection with the distribution of the Fund's shares to investors. These payments include, but are not limited to, the payment of compensation to selling representatives, advertising, preparation and distribution of sales literature and prospectuses to prospective investors, implementing and operating the Plan, and performing other promotional or advertising activities on behalf of the Fund. Plan payments may also be made to reimburse the distributor for its overhead expenses related to distribution of the Fund's shares. No reimbursement may be made under the Plan for expenses of past fiscal years or in contemplation of expenses for future fiscal years. Under the Plan, the payments may not exceed an amount computed at an annual rate of 0.10 of 1% of the average daily net assets of the
Fund. The Plan is subject to review and annual approval by the Board of Trustees.

Because the Fund's shares are no longer being sold, the distributor is waiving its distribution (12b-1) fees under the distribution plan. The distributor will not reinstate the receipt of such fees as long as the Fund remains closed to new sales.

FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Thrivent U.S. Government Zero Coupon Target
Fund, Series 2006 performance for the past 5 years.  Certain information reflects financial results for a single
Fund share.  The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions).  This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, are included in the annual report.  You may obtain an annual report free by calling the Interaction Center at (800) 847-4836.

Financial Highlights
-------------------------------------------------------------------------------------------------------------------

Thrivent U.S. Government Zero Coupon Target Fund, Series 2006
--------------------------------------------------------------------------------------------------------------------
--------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Per Share Information (a)                              Year         Year         Year         Year         Year
                                                       Ended        Ended        Ended        Ended        Ended
                                                     4/30/2004    4/30/2003    4/30/2002    4/30/2001    4/30/2000
--------------------------------------------------- ------------ ------------ ------------ ------------ ------------
--------------------------------------------------- ------------ ------------ ------------ ------------ ------------
Net asset value, beginning of period                     $ 12.63      $ 12.17      $ 12.22      $ 11.27      $ 12.39

Income from Investment Operations
Net investment income                                       0.71         0.73         0.71         0.72         0.72
Net realized and unrealized gain/(loss) on
investments (b)                                            (0.64)        0.63         0.07         1.00        (1.02)
Total from Investment Operations                            0.07         1.36         0.78         1.72        (0.30)

Less Distributions from:
Net investment income                                      (0.71)       (0.73)       (0.71)       (0.72)       (0.72)
Net realized gain on investments                           (0.24)       (0.17)       (0.12)       (0.05)       (0.10)
Total Distributions                                        (0.95)       (0.90)       (0.83)       (0.77)       (0.82)

Net asset value, end of period                           $ 11.75      $ 12.63      $ 12.17      $ 12.22      $ 11.27
Total return (c)                                            0.65%       11.28%        6.53%       15.28%       (2.29)%
Net assets, end of period (in thousands)                 $1,506       $1,579       $1,565       $1,612       $1,467
Ratio of expenses to average net assets                     1.00%        0.91%        1.00%        0.99%        0.98%
Ratio of net investment income to average net
assets                                                      5.82%        5.73%        5.80%        6.02%        6.21%
Portfolio turnover rate                                     0.00%        0.00%        0.00%        0.00%        0.00%

If the adviser had not reimbursed expenses the
ratios would have been:
Ratio of expenses to average net assets                     1.78%        1.55%        1.27%        1.07%        0.98%
Ratio of net investment income to average net
assets                                                      5.04%        5.09%        5.53%        5.95%        6.21%

(a)  All per share amounts have been rounded to the nearest cent.
(b)  The amount shown may not correlate with the change in aggregate  gains and losses of portfolio  securities due to the timing of sales and redemptions of fund shares.
(c)  Total investment return assumes dividend reinvestment and does not reflect any deduction for sales charges.

 [outside back cover]

THRIVENT MUTUAL FUNDS

By Telephone:
         1-800-847-4836
         press 1 to speak with a customer service representative
         or
         press 2 to use the Automated Service Line

By Internet:
         www.thrivent.com

By Mail:
         Thrivent Mutual Funds
         P. O. Box 219348
         Kansas City, MO64121-9348

By Express Mail:
         Thrivent Investment Management Inc.
         210 West 10th Street, 8th Floor
         Kansas City, MO 64105

The Statement of Additional Information, which is incorporated by reference into this Prospectus, contains additional information about the Fund.  Additional information about the Fund's investments is available in the
Fund's annual and semiannual reports to shareholders.  In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of each of the Fund during their last fiscal year. You may request a free copy of the Statement of Additional Information, the annual report, or the semiannual report, or you may make additional requests or inquiries by calling 1-800-847-4836.
You also may review and copy information about the Fund (including the Statement of Additional Information) at the Public Reference Room of the Securities and Exchange Commission in Washington, DC.  You may get more information about the Public Reference Room by calling 1-202-942-8040. You also may get information about the
Fund on the EDGAR database at the SEC Web site (www.sec.gov), and copies of the information may be obtained upon payment of a duplicating fee by writing the Public Reference Section of the SEC, Washington, DC 20549-6009, or by
sending an email to:  publicinfo@sec.gov.

Investment Company Act File No. 811-5075

                                             Thrivent Technology Fund
                                       Thrivent Partner Small Cap Value Fund
                                           Thrivent Small Cap Stock Fund
                                           Thrivent Small Cap Index Fund
                                           Thrivent Mid Cap Growth Fund
                                            Thrivent Mid Cap Stock Fund
                                            Thrivent Mid Cap Index Fund
                                           Thrivent Mid Cap Index Fund-I
                                     Thrivent Partner International Stock Fund
                                          Thrivent Large Cap Growth Fund
                                           Thrivent Large Cap Value Fund
                                           Thrivent Large Cap Stock Fund
                                           Thrivent Large Cap Index Fund
                                          Thrivent Large Cap Index Fund-I
                                              Thrivent Balanced Fund
                                             Thrivent High Yield Fund
                                         Thrivent Partner High Yield Fund
                                           Thrivent Municipal Bond Fund
                                               Thrivent Income Fund
                                              Thrivent Core Bond Fund
                                            Thrivent Bond Index Fund-I
                                        Thrivent Limited Maturity Bond Fund
                                            Thrivent Money Market Fund

                                                     Series of

                                               Thrivent Mutual Funds

                                        Statement of Additional Information
                                                Dated July 17, 2004

Each of the  above-referenced  mutual  funds (each a "Fund" and  collectively  the  "Funds") are series of Thrivent
Mutual  Funds  (the  "Trust").  Class A and B shares of the Funds are  offered  through a combined  prospectus  and
Institutional  Class  shares are  offered  through a separate  prospectus.  Each such  prospectus  is  referred  to hereinafter as a "Prospectus".  This Statement of Additional  Information  ("SAI") is not a prospectus,  but should be read in conjunction with the Prospectus  dated July 17, 2004, for the applicable  class of the  above-referenced series of the Trust.  To receive a copy of the  Prospectus,  write to  Thrivent  Mutual  Funds,  625 Fourth  Avenue
South, Minneapolis, Minnesota 55415 or call toll-free (800) THRIVENT (847-4836).

                                                                                Page

GENERAL INFORMATION ABOUT THE TRUST                                               3

INVESTMENT POLICIES AND RESTRICTIONS                                              5

MANAGEMENT OF THE FUNDS                                                           21

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES                               31

INVESTMENT ADVISORY SERVICES                                                      35

UNDERWRITING AND DISTRIBUTION SERVICES                                            45

OTHER SERVICES                                                                    53

BROKERAGE ALLOCATION AND OTHER PRACTICES                                          59

PURCHASE, REDEMPTION, AND PRICING OF SHARES                                       67

TAX STATUS                                                                        72

DESCRIPTION OF DEBT RATINGS                                                       72

INDEX INFORMATION                                                                 76

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS  77

APPENDIX A - PROXY VOTING PROCESS AND POLICIES SUMMARY                            78

GENERAL INFORMATION ABOUT THE TRUST

The Trust was  organized as a  Massachusetts  Business  Trust on March 31, 1987,  and is  registered as an open-end diversified  management  investment  company under the  Investment  Company Act of 1940 ("1940 Act").  The Trust is
authorized to issue shares of beneficial  interest,  par value $.01 per share,  divisible into an indefinite number of different  series and classes and  operates as a "series  company" as provided by Rule 18f-2 under the 1940 Act.
The Trust  commenced  operations on July 16, 1987,  and currently  consists of twenty-four  series.  Prior to April
22, 2004,  the Trust's name was The AAL Mutual Funds.  Thrivent  U.S.  Government  Zero Coupon Target Fund,  Series
2006, is described in a separate statement of additional information.

On July 16, 2004, The Lutheran  Brotherhood  Family of Funds (an open-end  investment  company consisting of eleven series) merged with the Trust.  The accounting and  performance  history of Thrivent Mid Cap Growth Fund,  Thrivent
Partner  International  Stock Fund,  Thrivent Large Cap Growth Fund,  Thrivent Large Cap Value Fund,  Thrivent High
Yield Fund,  Thrivent  Municipal Bond Fund,  Thrivent Income Fund, and Thrivent  Limited Maturity Bond Fund reflect the accounting and  performance  history of the  predecessor  series of The Lutheran  Brotherhood  Family of Funds.
The following  table provides the inception date and the available  class of shares of the Funds  described in this
SAI.

---------------------------------------------- ------------------ ---------------------- ----------------------
                                                    Class A              Class B          Institutional Class
Fund Name                                       Inception Date       Inception Date         Inception Date
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Technology Fund                                 7/01/00                7/01/00                7/01/00
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Partner Small Cap Value Fund                    7/17/01                7/17/01                7/17/01
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Small Cap Stock Fund                            7/01/96                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Small Cap Index Fund                            7/01/00                    N/A                    N/A
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Mid Cap Growth Fund                             5/30/97               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Mid Cap Stock Fund                              6/30/93                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Mid Cap Index Fund                              7/01/00                    N/A                    N/A
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Mid Cap Index Fund-I                                N/A                    N/A               12/31/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Partner International Stock Fund                 9/5/95               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap  Growth Fund                         10/29/99               10/29/99               10/29/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap  Value Fund                          10/29/99               10/29/99               10/29/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap Stock Fund                            7/16/87                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap Index Fund                            7/01/00                    N/A                    N/A
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Large Cap Index Fund-I                              N/A                    N/A               12/31/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Balanced Fund                                  12/29/97               12/29/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent High Yield Fund                                  4/3/87               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Partner High Yield Fund                         1/08/97                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Municipal Bond Fund                             12/3/76               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Income Fund                                      6/1/72               10/31/97               10/31/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Core Bond Fund                                  7/16/87                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Bond Index Fund-I                                   N/A                    N/A               12/31/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Limited Maturity Bond Fund                     10/29/99               10/29/99               10/29/99
---------------------------------------------- ------------------ ---------------------- ----------------------
---------------------------------------------- ------------------ ---------------------- ----------------------
Thrivent Money Market Fund                               3/10/88                1/08/97               12/29/97
---------------------------------------------- ------------------ ---------------------- ----------------------

Effective at the close of business on October 15, 2004, Class B shares of the Funds will no longer be offered.

The  Declaration of Trust provides that each  shareholder  shall be deemed to have agreed to be bound by its terms.
A vote of  shareholders  or the  Board of  Trustees  may  amend the  Declaration  of Trust.  The Trust may issue an unlimited number of shares in one or more series as the Board of Trustees may authorize.

Each class is subject to such  investment  minimums and other  conditions as set forth in the Trust's  prospectuses as from time to time is in effect.  Differences  in expenses  among  classes are  described in the Trust's  Amended and  Restated  Plan  Pursuant  to Rule  18f-3  Under  the  Investment  Company  Act of 1940.  Class A,  Class B and
Institutional  Class  shares pay the expenses  associated  with their  different  distribution  arrangements.  Each class may, at the Trustees'  discretion,  also pay a different share of other expenses,  not including  advisory or custodial fees or other expenses  related to the management of the Trust's  assets,  if these expenses are actually incurred  in a different  amount by that  class,  or if the class  receives  services  of a different  kind or to a different  degree than the other  class.  All other  expenses  will be  allocated to each class on the basis of the net asset value of the particular Fund.

Each class shares has identical  voting  rights  except that each class has  exclusive  voting rights on any matter submitted  to  shareholders  relating  solely to the  class or where the  interests  of one class  differ  from the interests of the other class.  Class A and Class B shares have  exclusive  voting  rights on matters  involving the
Rule 12b-1  Distribution  Plan as applied to that class.  Matters submitted to shareholder vote must be approved by each Fund separately except:

1.       when required otherwise by the 1940 Act; or
2.       when the Trustees  determine that the matter does not affect all Funds;  then,  only the  shareholders  of the affected Funds may vote.

Shares are freely  transferable,  and holders thereof are entitled to receive  dividends  declared by the Trustees, and receive the assets of their  respective  Fund in the event of  liquidation.  The Trust  generally  holds annual shareholder  meetings only when required by law or at the written  request of  shareholders  owning at least 10% of the Trust's  outstanding  shares.  Shareholders  may remove the Trustees  from office by votes cast in person or by proxy at a shareholder meeting.

At the request of  shareholders  holding 10% or more of the  outstanding  shares of the Fund,  the Fund will hold a special  meeting  for the  purpose of  considering  the  removal of a  Trustee(s)  from  office,  and the Fund will cooperate  with and assist  shareholders  of record who  notify the Fund that they wish to  communicate  with other shareholders for the purpose of obtaining  signatures to request such a meeting,  all pursuant to and in accordance with Section 16(c) of the 1940 Act, as amended.

Under  Massachusetts's law, shareholders of a business trust may, under certain  circumstances,  be held personally liable for the obligations of the Trust.  However, the Declaration of Trust disclaims  shareholder,  Trustee and/or officer  liability for acts performed on behalf of the Trust or for Trust  obligations that are binding only on the assets and property of the Trust.  The Funds include this  disclaimer in each  agreement,  obligation,  or contract entered into or executed by the Trust or the Board.  The Declaration of Trust provides for  indemnification  out of the Trust's assets for all losses and expenses of any  shareholder  held  personally  liable for the obligations of the Trust.  The risk of a  shareholder  incurring  financial  loss on account of  shareholder  liability  is remote because it is limited to circumstances where the Trust itself is unable to meets its obligations.

INVESTMENT POLICIES AND RESTRICTIONS

Additional Investment Practices

In addition to those practices stated in the Prospectus, various Funds may purchase the following securities or may engage in the following transactions. Each of these investment practices are non-principal investment strategies except as otherwise noted.

Other Securities

Thrivent  Technology Fund,  Thrivent Partner Small Cap Value Fund,  Thrivent Small Cap Stock Fund, Thrivent Mid Cap
Growth Fund,  Thrivent Mid Cap Stock Fund,  Thrivent Partner  International  Stock Fund.  Thrivent Large Cap Growth
Fund,  Thrivent  Large Cap Value Fund,  and Thrivent  Large Cap Stock Fund may invest in other types of securities, including bonds, preferred stocks,  convertible bonds, convertible preferred stocks, warrants,  American Depository
Receipts  (ADRs),  and  other  debt or equity  securities.  In  addition,  each of these  Funds may  invest in U.S.
Government securities or cash.

Thrivent  Technology Fund,  Thrivent Partner Small Cap Value Fund,  Thrivent Small Cap Stock Fund, Thrivent Mid Cap
Growth Fund,  Thrivent Mid Cap Stock Fund,  Thrivent Partner  International  Stock Fund.  Thrivent Large Cap Growth
Fund,  Thrivent  Large Cap Value Fund,  and Thrivent  Large Cap Stock Fund will not use any minimum level of credit quality.  Debt  obligations  may be rated less than investment  grade,  which is defined as having a quality rating below "Baa",  as rated by Moody's  Investors  Service,  Inc.  ("Moody's"),  or below "BBB",  as rated by Standard &
Poor's  Corporation  ("S&P").  For a description of Moody's and S&P's ratings,  see  "Description of Debt Ratings".
Securities rated below  investment grade (sometimes  referred to as "high yield" or "junk bonds") are considered to be speculative  and involve certain risks,  including a higher risk of default and greater  sensitivity to interest rate and economic changes.

Thrivent  High Yield Fund,  Thrivent  Partner  High Yield Fund,  Thrivent  Income  Fund,  Thrivent  Core Bond Fund,
Thrivent Bond Index Fund-I,  and Thrivent Limited Maturity Bond Fund also may invest in common stocks,  warrants to purchase stocks, bonds or preferred stocks convertible into common stock, and other equity securities.

Thrivent  Municipal Bond Fund does not generally  intend to purchase any securities that would cause 25% or more of the value of its total assets to be invested in the  securities  of  governmental  subdivisions  located in any one state,  territory or  possession  of the United  States.  The Fund may invest 25% or more of the value of its total assets in  industrial  development  bonds.  The Fund also may  invest up to 25% of its total  assets in  securities issued in  connection  with the  financing  of projects  with  similar  characteristics,  such as toll road revenue bonds,  housing revenue bonds or electric power project revenue bonds, or in industrial  development  revenue bonds which are based, directly or indirectly, on the credit of private entities in any one industry.

Bank Instruments

Thrivent Money Market Fund may invest in bank  instruments as part of its principal  strategy,  including,  but not limited  to,  certificates  of  deposit,  bankers'  acceptances  and time  deposits.  Certificates  of deposit  are generally  short-term (i.e., less than one year),  interest-bearing  negotiable  certificates  issued by commercial banks or savings and loan associations  against funds deposited in the issuing  institution.  A banker's acceptance is a time draft drawn on a commercial bank by a borrower,  usually in connection with an  international  commercial transaction (to finance the import,  export,  transfer or storage of goods). A banker's  acceptance may be obtained from a domestic or foreign bank  including an U.S.  branch or agency of a foreign bank.  The borrower is liable for payment as well as the bank, which  unconditionally  guarantees to pay the draft at its face amount on the maturity date.  Most  acceptances  have  maturities  of six  months or less and are  traded in  secondary  markets  prior to maturity.  Time deposits are non-negotiable deposits for a fixed period of time at a stated interest rate.

U.S.  branches of foreign banks are offices of foreign banks and are not  separately  incorporated  entities.  They are chartered and regulated  under federal or state law. U.S.  federal  branches of foreign banks are chartered and regulated by the  Comptroller  of the  Currency,  while state  branches and agencies are chartered and regulated by authorities  of the  respective  state or the  District of  Columbia.  U.S.  branches  of foreign  banks may accept deposits and thus are eligible for FDIC  insurance;  however,  not all such  branches  elect FDIC  insurance.  U.S.
branches of foreign banks can maintain  credit  balances,  which are funds received by the office  incidental to or arising out of the exercise of their banking powers and can exercise other  commercial  functions,  such as lending activities.

Investing in foreign  branches of U.S.  banks and U.S.  branches of foreign  banks may involve  risks.  These risks may include future unfavorable  political and economic  developments,  possible  withholding or confiscatory taxes, seizure of foreign deposits,  currency  controls,  interest  limitations and other  governmental  restrictions that might affect  payment of principal or interest,  and possible  difficulties  pursuing or enforcing  claims  against banks located  outside the U.S.  Additionally,  foreign  issuers are not generally  subject to uniform  accounting, auditing and financial  reporting  standards or other  regulatory  requirements  and  practices  comparable to U.S.
issuers, and there may be less public information available about foreign banks and their branches and agencies.

Repurchase Agreements

Each Fund may engage in repurchase  agreement  transactions  in pursuit of its investment  objective.  A repurchase agreement  consists of a purchase and a  simultaneous  agreement to resell an investment  for later  delivery at an agreed upon price and rate of interest.  The Fund or its custodian will take possession of the obligations  subject to a  repurchase  agreement.  If the  original  seller of a security  subject to a  repurchase  agreement  fails to repurchase  the security at the agreed upon time,  the Fund could incur a loss due to a drop in the market value of the  security  during the time it takes the Fund to either sell the security or take action to enforce the original seller's  agreement to repurchase  the  security.  Also, if a defaulting  original  seller filed for  bankruptcy or became  insolvent,  disposition of such security might be delayed by pending court action.  The Fund may only enter into repurchase  agreements with banks and other recognized  financial  institutions such as  broker/dealers  which are found by Thrivent Investment Mgt. (or a subadviser) to be creditworthy.

Restricted Securities

The Funds may buy or sell  restricted  securities,  including  securities  that meet the  requirements of Rule 144A under the  Securities Act of 1933 ("Rule 144A  Securities").  Rule 144A  Securities may be resold  pursuant to Rule
144A  under  certain  circumstances  only to  qualified  institutional  buyers as  defined  in the rule.  Rule 144A
Securities  may be deemed to be liquid as  determined  by or in  accordance  with methods  adopted by the Trustees.
Under such methods the following factors are considered,  among others:  the frequency of trades and quotes for the security,  the number of dealers and potential purchasers in the market, market making activity,  and the nature of the security and marketplace  trades.  Investments in Rule 144A Securities  could have the effect of increasing the level of a Fund's illiquidity to the extent that qualified  institutional  buyers become, for a time,  uninterested in  purchasing  such  securities.  Also,  a Fund may be  adversely  impacted by the  subjective  valuation  of such securities in the absence of an active market for them.  Restricted  securities  that are not resalable  under Rule
144A may be  subject  to risks of  illiquidity  and  subjective  valuations  to a  greater  degree  than  Rule 144A securities.  None of the Funds will  invest  more than 15% of its net  assets in  illiquid  securities  (10% in the case of Thrivent Money Market Fund).

Reverse Repurchase Agreements

Each of the Funds also may enter into  reverse  repurchase  agreements,  which are  similar to  borrowing  cash.  A reverse repurchase  agreement is a transaction in which the Fund transfers  possession of a portfolio instrument to another person, such as a financial  institution,  broker or dealer, in return for a percentage of the instrument's market  value in cash,  with an  agreement  that at a stipulated  date in the future the Fund will  repurchase  the portfolio  instrument by remitting  the original  consideration  plus  interest at an agreed upon rate.  The use of reverse  repurchase  agreements  may enable the Fund to avoid selling  portfolio  instruments at a time when a sale may be deemed to be  disadvantageous.  However,  the ability to enter into reverse  repurchase  agreements does not assure that the Fund will be able to avoid selling portfolio instruments at a disadvantageous time.

The Fund will engage in reverse  repurchase  agreements  that are not in excess of 60 days to maturity  and will do so to avoid  borrowing  cash and not for the purpose of  investment  leverage  or to  speculate  on  interest  rate changes.  When effecting reverse  repurchase  agreements,  assets of the Fund in a dollar amount sufficient to make payment of the  obligations  to be purchased are  segregated on the Fund's records at the trade date and maintained until the transaction is settled.

When Issued and Delayed Delivery Transactions

Each of the Funds may purchase  securities on a when-issued  and delayed  delivery  basis.  When-issued and delayed delivery  transactions arise when U.S. Government  obligations and other types of securities are bought by the Fund with payment and delivery taking place in the future.  The settlement dates of these  transactions,  which may be a month or more after entering into the  transaction,  are determined by mutual  agreement of the parties.  There are no fees or other expenses associated with these types of transactions other than normal transaction costs.

To the extent a Fund engages in when-issued  and delayed  delivery  transactions,  it will do so for the purpose of acquiring portfolio  instruments  consistent with its investment  objective and policies and not for the purpose of investment  leverage.  On the  settlement  date, the value of such  instruments  may be less than the cost thereof.
When effecting  when-issued and delayed delivery  transactions,  a Fund will maintain liquid  securities,  cash, or cash  equivalents  of a dollar amount  sufficient  to make payment for the  obligations  to be purchased  until the transaction has been settled.

Dollar Roll Transactions

The Funds may enter into dollar roll  transactions  with  respect to  mortgage  securities  in which the Funds sell mortgage securities and simultaneously  agree to repurchase similar (same type, coupon and maturity)  securities at a later  date at an agreed  upon  price.  During  the  period  between  the sale and  repurchase,  the Funds  forgo principal and interest paid on the mortgage  securities  sold. The Funds are  compensated by the interest earned on the cash  proceeds of the initial sale and from  negotiated  fees paid by brokers  offered as an  inducement to the
Funds to "roll  over"  their  purchase  commitments.  While  the  dollar  roll  transactions  may  result in higher transaction  costs or higher  taxes for the Funds,  the adviser  believes  that the benefits of investing in such a program will outweigh the potential for such increased costs.

Collateralized Mortgage Obligations and Multi-Class Pass-Through Securities

The principal  strategies of Thrivent  Balanced Fund,  Thrivent Income Fund,  Thrivent Core Bond Fund, and Thrivent
Limited  Maturity  Bond Fund include  investing  in  mortgage-backed  securities,  including  CMOs and  multi-class pass-through  securities,  and the other Funds may invest in such  instruments as a  non-principal  strategy.  CMOs and multi-class  pass-through  securities are debt instruments  issued by special purpose entities secured by pools of mortgage  loans or other  mortgage-backed  securities.  Multi-class  pass-through  securities are interests in a trust composed of mortgage  loans or other  mortgage-backed  securities.  Payments of principal and interest on the underlying  collateral  provide the money to pay debt  service on the CMO or make  scheduled  distributions  on the multi-class  pass-through  security.  Multi-class  pass-through  securities,  CMOs, and classes thereof  (including those discussed below) are examples of the types of financial instruments commonly referred to as "derivatives."

A CMO  contains a series of bonds or  certificates  issued in  multiple  classes.  Each CMO class  (referred  to as
"tranche")  has a  specified  coupon  rate and stated  maturity  or final  distribution  date.  When  people  start prepaying the principal on the collateral  underlying a CMO (such as mortgages  underlying a CMO), some classes may retire  substantially  earlier than the stated maturity or final distribution dates. The issuer structures a CMO to pay or accrue  interest on all classes on a monthly,  quarterly or semi-annual  basis.  The issuer may allocate the principal  and interest on the  underlying  mortgages  among the classes in many ways. In a common  structure,  the issuer applies the principal  payments on the underlying  mortgages to the classes according to scheduled cash flow priorities.

There are many  classes  of CMOs.  Interest  only  classes  ("Ios")  entitle  the  class  shareholders  to  receive distributions  consisting  solely or  primarily  of all or a  portion  of the  interest  in an  underlying  pool of mortgages or  mortgage-backed  securities  (mortgage  assets).  Principal  only classes  ("Pos")  entitle the class shareholders  to receive  distributions  consisting  solely or primarily of all or a portion of the underlying pool of mortgage  assets.  In addition,  there are "inverse  floaters," which have coupon rates that move in the reverse direction to an applicable index, and accrual (or Z) bonds (described below).

Inverse  floating CMO classes are typically more volatile than fixed or adjustable rate CMO classes.  We would only invest in inverse  floating  CMOs to protect  against a  reduction  in the income  earned on  investments  due to a predicted  decline in interest rates. In the event interest rates increased,  we would lose money on investments in inverse  floating CMO classes.  An interest  rate  increase  would cause the coupon rate on an inverse CMO class to decrease.

Cash  flow and  yields  on IO and PO  classes  are  extremely  sensitive  to  principal  payment  rates  (including prepayments) on the underlying mortgage loans or mortgage-backed  securities.  For example, rapid or slow principal payment  rates may  adversely  affect the yield to  maturity  of IO or PO bonds,  respectively.  If the  underlying mortgage assets experience  greater than anticipated  prepayments of principal,  the holder of an IO bond may incur a complete loss in value due to the lost interest  stream even if the IO bond has a AAA rating.  If the  underlying mortgage assets  experience  slower than anticipated  prepayments of principal,  the PO bond will incur substantial losses in value due to lost  prepayments.  Rapid or slow  principal  payment rates may cause IO and PO bond holders to incur  substantially  more  losses in market  value than if they had  invested  in  traditional  mortgage-backed securities.  On the other hand, if interest  rates rise,  the value of an IO might  increase and  partially  offset other bond  value  declines  in a Fund's  portfolio.  If  interest  rates  fall,  the value of a PO might  increase offsetting lower reinvestment rates in a Fund's portfolio.

An accrual or Z bondholder  does not receive cash  payments  until one or more of the other  classes have  received their full payments on the mortgage  loans  underlying  the CMO.  During the period when the Z  bondholders  do not receive  cash  payments,  interest  accrues on the Z class at a stated rate.  The accrued  interest is added to the amount of principal due to the Z class.  After the other classes have received  their payments in full, the Z class begins  receiving  cash payments  until it receives its full amount of principal  (including  the accrued  interest added to the principal amount) and interest at the stated rate.

Generally,  the date when cash payments begin on the Z class depends on the  prepayment  rate of the mortgage loans underlying the CMO. A faster  prepayment  rate results in an earlier  commencement of cash payments on the Z class.
Like a zero coupon  bond,  during its  accrual  period the Z class has the  advantage  of  eliminating  the risk of reinvesting  interest  payments at lower rates  during a period of  declining  interest  rates.  Like a zero coupon bond,  the market  value of a Z class bond  fluctuates  more widely with  changes in interest  rates than would the market value of a bond from a class that pays interest  currently.  Changing  interest rates  influence  prepayment rates.  As noted  above,  such changes in  prepayment  rates  affect the date at which cash  payments  begin on a Z tranche, which in turn influences its market value.

Structured Securities

The Funds may invest in structured  securities.  The issuer of a structured  security links the security's  coupon, dividend or  redemption  amount at maturity to some sort of financial  indicator.  Such  financial  indicators  can include  currencies,  interest rates,  commodities and indexes.  The coupon,  dividend and/or  redemption amount at maturity may increase or decrease depending on the value of the linked or underlying instrument.

Investments in structured  securities  involve  certain  risks.  In addition to the normal credit and interest rate risks  inherent with a debt security,  the redemption  amount may increase or decrease as a result of price changes in the  underlying  instrument.  Depending on how the issuer  links the coupon  and/or  dividend to the  underlying instrument,  the  amount  of the  dividend  may be  reduced  to zero.  Any  further  declines  in the  value of the underlying  instrument  may then reduce the  redemption  amount at maturity.  Structured  securities  may have more volatility than the price of the underlying instrument.

Variable Rate Demand Notes

The Funds may  purchase  variable  rate master  demand  notes.  Variable  rate master  demand  notes are  unsecured instruments  that permit the indebtedness  thereunder to vary and provide for periodic  adjustments in the interest rate.  The extent to which the Funds can purchase  these  securities  is subject to Rule 2a-7 under the  Investment
Company  Act of 1940.  These  notes are  normally  not  traded,  and there is no  secondary  market  for the notes.
However,  a Fund may demand  payment of the principal for such Fund at any time.  The Funds'  purchases of variable rate master demand notes are limited to those:  (1) rated in one of the two highest  rating  categories by a NRSRO;
or (2) that have been  issued by an issuer  that has  received  a rating  from the  requisite  NRSRO in the top two categories  with respect to a class of  short-term  debt  obligations  that is  comparable in priority and security with the  instrument.  If an issuer of a variable rate master demand note  defaulted on its payment  obligation,  a
Fund might not be able to  dispose of the note due to the  absence of a  secondary  market.  A Fund might  suffer a loss to the extent of the  default.  The Funds only invest in  variable  rate  master  demand  notes when they deem them to involve minimal credit risk.

Lending Securities (All Funds except Thrivent Money Market Fund)

Consistent with  applicable  regulatory  requirements,  each of the Funds may from time to time lend the securities it holds to  broker-dealers,  provided that such loans are made pursuant to written agreements and are continuously secured by collateral in the form of cash, U.S.  Government  securities,  irrevocable  standby letters of credit or other  liquid  securities  in an amount at all times  equal to at least the market  value of the loaned  securities plus the accrued interest and dividends.  In electing to engage in securities  lending for a Fund, the Adviser will take into account the  investment  objective and principal  strategies of the Fund. For the period during which the securities  are on loan,  the  lending  Fund will be entitled to receive the  interest  and  dividends,  or amounts equivalent  thereto,  on the loaned  securities  and a fee from the borrower or interest on the  investment  of the cash  collateral.  The right to terminate  the loan will be given to either party  subject to  appropriate  notice.
Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities.

The primary  risk in lending  securities  is that the  borrower  may become  insolvent on a day on which the loaned security is rapidly  increasing in value. In such event, if the borrower fails to return the loaned  security,  the existing  collateral  might be  insufficient  to purchase  back the full  amount of the  security  loaned,  and the borrower  would be unable to furnish  additional  collateral.  The borrower  would be liable for any shortage,  but the lending Fund would be an  unsecured  creditor  with  respect to such  shortage and might not be able to recover all or any portion thereof.  However,  this risk may be minimized by carefully  selecting  borrowers and securities to be lent and by monitoring collateral.

No Fund may lend any  security  or make any other loan if, as a result,  more than  one-third  of its total  assets would be lent to other parties.

Put and Call Options (All Funds except Thrivent Money Market Fund)

As  described  below,  each of the Funds may invest in options on another  security,  an index,  a  currency,  or a futures  contract.  If the option is described as  "covered,"  we hold the  security  underlying  the option or the right to obtain it at no additional  cost. If the option is not covered,  the Fund will earmark  liquid  securities as  collateral.  When a Fund sells put options,  the  collateral  must be equal to the purchase  obligation  of the
Fund,  less any amount  maintained  as margin.  When a Fund sells a call  option,  collateral  must be equal to the market value of the instruments underlying the call options less any amount maintained as margin.

Selling  ("Writing")  Covered Call Options:  The Funds may from time to time sell ("write") covered call options on any portion of their  portfolios as a hedge to provide partial  protection  against adverse  movements in prices of securities  in those  Funds  and,  subject to the  limitations  described  below,  for the  non-hedging  purpose of attempting to create  additional  income.  A call option gives the buyer of the option,  upon payment of a premium, the right to call upon the  writer to  deliver a  specified  amount of a  security  on or before a fixed  date at a predetermined  ("strike")  price.  As the writer of a call  option,  a Fund assumes the  obligation  to deliver the underlying  security  to the holder of the option on demand at the strike  price.  This  obligation  is held by the
Fund until either the option expires or a closing transaction is made.

If the price of a security hedged by a call option falls below or remains below the strike price of the option, a
Fund will generally not be called upon to deliver the security.  A Fund will, however, retain the premium received for the option as additional income, offsetting all or part of any decline in the value of the security.
If the price of a hedged security rises above or remains above the strike price of the option, the Fund will generally be called upon to deliver the security. In this event, a Fund limits its potential gain by limiting the value it can receive from the security to the strike price of the option plus the option premium.

Buying Call  Options:  The Funds may also from time to time  purchase  call  options on  securities  in which those
Funds may invest.  As the holder of a call option,  a Fund has the right (but not the  obligation)  to purchase the underlying  security or currency at the exercise price at any time during the option period  (American style) or at the expiration of the option  (European  style).  A Fund generally will purchase such options as a hedge to provide protection  against adverse movements in the prices of securities that the Fund intends to purchase.  In purchasing a call option,  a Fund would  realize a gain if, during the option  period,  the price of the  underlying  security increased  by more than the amount of the premium  paid.  A Fund would  realize a loss equal to all or a portion of the premium paid if the price of the  underlying  security  decreased,  remained  the same,  or did not increase by more than the premium paid.

Selling  Put  Options:  The Funds may from time to time sell  ("write")  covered  put  options if the put option is part of a combined  position  (see  "Combined  Position  Option"  below).  As the writer of a put option,  the Fund assumes the obligation to pay a predetermined  ("strike") price for the option's  underlying security if the holder of the option  chooses to exercise it. Until the option  expires or a closing  transaction  is made,  the Fund must continue to be prepared to pay the strike price, regardless of price movements in the underlying security.

If the price of the underlying  security  remains the same or rises above the strike price, the Fund generally will not be called upon to purchase the security.  The Fund will,  however,  retain the premium  received for the option as  additional  income.  If the price of the  underlying  security  falls below the strike  price,  the Fund may be called upon to purchase the security at the strike price.

Buying Put  Options:  The Funds may from time to time  purchase put options on any portion of their  portfolios.  A put  option  gives the buyer of the  option,  upon  payment of a premium,  the right  (but not the  obligation)  to deliver a specified  amount of a security to the writer of the option on or before a fixed date at a  predetermined
("strike")  price.  A Fund generally will purchase such options as a hedge to provide  protection  against  adverse movements in the prices of  securities  in the Fund.  In  purchasing a put option,  a Fund would realize a gain if, during the option  period,  the price of the security  declined by an amount in excess of the premium  paid. A Fund would  realize a loss  equal to all or a  portion  of the  premium  paid if the  price of the  security  increased, remained the same, or did not decrease by more than the premium paid.

Options on Foreign  Currencies:  The Funds may also write covered call options and purchase put and call options on foreign currencies as a hedge against changes in prevailing levels of currency exchange rates.

Index  Options:  As part of its options  transactions,  the Funds may also  purchase  and sell call options and put options on stock and bond  indices.  Options on  securities  indices  are  similar to options on a security  except that,  upon the exercise of an option on a  securities  index,  settlement  is made in cash rather than in specific securities.

Combined  Position  Options.  The Funds  may  purchase  and sell  options  in  combination  with  each  other or in combination  with  futures or forward  contracts,  to adjust the risk and  return  characteristics  of the  overall
position.  For  example,  the  Funds  may  engage  in  "straddle"  and  "spread"  transactions.   A  "straddle"  is
established  by buying both a call and a put option on the same  underlying  security,  each with the same exercise price and  expiration  date.  A "spread" is a  combination  of two or more call  options or put options on the same security with differing  exercise prices or times to maturity.  The particular  strategies  employed by a Fund will depend on Thrivent Investment Mgt.'s or the Subadviser's perception of anticipated market movements.

Negotiated  Transactions:  The Funds will generally  purchase and sell options  traded on a national  securities or options  exchange.  Where  options  are not readily  available  on such  exchanges,  a Fund may  purchase  and sell options in  negotiated  transactions.  A Fund effects  negotiated  transactions  only with  investment  dealers and other financial  institutions deemed creditworthy by its investment  adviser.  Despite the investment  adviser's or subadviser's best efforts to enter into negotiated options  transactions with only creditworthy  parties,  there is always a risk that the opposite party to the  transaction  may default in its obligation to either purchase or sell the  underlying  security at the agreed upon time and price,  resulting in a possible  loss by the Fund.  This risk is described  more  completely  in the section of this  Statement of  Additional  Information  entitled,  "Risks of
Transactions in Options and Futures".

Options  written or purchased by a Fund in negotiated  transactions  are illiquid and there is no assurance  that a
Fund will be able to effect a closing  purchase or closing sale  transaction at a time when its investment  adviser or  subadviser  believes  it would be  advantageous  to do so.  In the event the Fund is unable to effect a closing transaction  with the holder of a call option  written by the Fund,  the Fund may not sell the security  underlying the option until the call written by the Fund expires or is exercised.

Closing  Transactions:  The Funds may dispose of options that they have written by entering into "closing  purchase transactions".  Those  Funds may  dispose of options  that they have  purchased  by  entering  into  "closing  sale transactions".  A closing  transaction  terminates  the rights of a holder,  or the  obligation of a writer,  of an option and does not result in the ownership of an option.

A Fund realizes a profit from a closing  purchase  transaction if the premium paid to close the option is less than the premium  received by the Fund from  writing the option.  The Fund  realizes a loss if the premium  paid is more than the premium  received.  The Fund may not enter into a closing  purchase  transaction with respect to an option it has written after it has been notified of the exercise of such option.

A Fund realizes a profit from a closing sale  transaction  if the premium  received to close out the option is more than the premium  paid for the  option.  A Fund  realizes a loss if the  premium  received is less than the premium paid.

Financial Futures and Options on Futures (All Funds except Thrivent Money Market Fund)

Selling  Futures  Contracts:  The Funds may sell  financial  futures  contracts  ("futures  contracts")  as a hedge against adverse  movements in the prices of securities in those Funds.  Such contracts may involve futures on items such as U.S.  Government  Treasury bonds, notes and bills;  government  mortgage-backed  securities;  corporate and municipal  bond  indices;  and stock  indices.  A futures  contract  sale creates an  obligation  for the Fund,  as seller,  to deliver the specific  type of  instrument  called for in the contract at a specified  future time for a specified  price.  In selling a futures  contract,  the Fund would  realize a gain on the contract  if,  during the contract  period,  the price of the securities  underlying  the futures  contract  decreased.  Such a gain would be expected to  approximately  offset the decrease in value of the same or similar  securities  in the Fund.  The Fund would  realize a loss if the price of the  securities  underlying  the  contract  increased.  Such a loss  would be expected to approximately offset the increase in value of the same or similar securities in the Fund.

Futures  contracts  have been  designed  by and are traded on boards of trade that have been  designated  "contract markets" by the Commodity  Futures  Trading  Commission  ("CFTC").  These boards of trade,  through their  clearing corporations,  guarantee  performance of the  contracts.  Although the terms of some  financial  futures  contracts specify actual  delivery or receipt of  securities,  in most  instances  these  contracts are closed out before the settlement  due date  without  the  making  or  taking of  delivery  of the  securities.  Other  financial  futures contracts,  such as  futures  contracts  on a  securities  index,  by their  terms call for cash  settlements.  The closing out of a futures contract is effected by entering into an offsetting purchase or sale transaction.

When a Fund sells a futures contract,  or a call option on a futures  contract,  it is required to make payments to the commodities broker which are called "margin" by commodities exchanges and brokers.

The payment of "margin" in these  transactions is different than purchasing  securities "on margin".  In purchasing securities  "on margin" an investor  pays part of the  purchase  price in cash and  receives an extension of credit from  the  broker,  in the  form of a loan  secured  by the  securities,  for the  unpaid  balance.  There  are two categories of "margin" involved in these  transactions:  initial margin and variation  margin.  Initial margin does not  represent a loan between a Fund and its broker,  but rather is a "good faith  deposit" by a Fund to secure its obligations  under a futures  contract or an option.  Each day during the term of certain futures  transactions,  a
Fund will receive or pay  "variation  margin"  equal to the daily  change in the value of the position  held by the
Fund.

Buying  Futures  Contracts:  The  Funds  may  purchase  financial  futures  contracts  as a hedge  against  adverse movements in the prices of  securities  they intend to purchase.  The Funds may buy and sell futures  contracts for a number of  reasons,  including:  (1) to manage  their  exposure  to changes  in  securities  prices  and  foreign currencies as an efficient  means of adjusting  their overall  exposure to certain  markets in an effort to enhance income; and (2) to protect the value of portfolio securities.

A futures  contract  purchase  creates an obligation by a Fund, as buyer,  to take delivery of the specific type of instrument  called for in the contract at a specified  future time for a specified  price.  In purchasing a futures contract,  a Fund would realize a gain if, during the contract period,  the price of the securities  underlying the futures  contract  increased.  Such a gain would  approximately  offset the increase in cost of the same or similar securities  that  a Fund  intends  to  purchase.  A Fund  would  realize  a loss  if the  price  of the  securities underlying  the  contract  decreased.  Such a loss would  approximately  offset the decrease in cost of the same or similar securities that a Fund intends to purchase.

Options on Futures  Contracts:  The Funds may also sell  ("write")  and  purchase  covered  call and put options on futures  contracts in connection  with the above  strategies.  An option on a futures  contract  gives the buyer of the  option,  in return for the  premium  paid for the  option,  the right to assume a position  in the  underlying futures  contract  (a long  position  if the option is a call and a short  position  if the  option is a put).  The writing of a call option on a futures contract  constitutes a partial hedge against  declining prices of securities underlying  the futures  contract  to the extent of the premium  received  for the  option.  The  purchase of a put option on a futures  contract  constitutes a hedge against price  declines  below the exercise  price of the option and net of the  premium  paid for the  option.  The  purchase  of a call  option  constitutes  a hedge,  net of the premium, against an increase in cost of securities that a Fund intends to purchase.

Currency  Futures  Contracts  and Options:  The Funds may also sell and purchase  currency  futures  contracts  (or options  thereon) as a hedge against changes in prevailing  levels of currency  exchange rates.  Such contracts may be traded on U.S. or foreign exchanges.  The Fund will not use such contracts or options for leveraging purposes.

Limitations:  The Funds may engage in futures  transactions,  and transactions  involving options on futures,  only on  regulated  commodity  exchanges or boards of trade.  A Fund will not enter into a futures  contract or purchase or sell related  options if immediately  thereafter the sum of the amount of initial margin  deposits on the Fund's existing  futures and related  options  positions and premiums paid for options with respect to futures and options used for  non-hedging  purposes  would exceed 5% of the market value of the Fund's total  assets.  In addition,  in instances  involving  the purchase of futures  contracts  or call  options  thereon,  a Fund will  maintain  liquid securities, cash, or cash equivalents in an amount equal to the market value of such contracts.

Hybrid Investments (All Funds except Thrivent Money Market Fund)

As part of their  investment  program  and to  maintain  greater  flexibility,  the  Funds  may  invest  in  hybrid instruments  (a  potentially  high-risk  derivative)  which  have  the  characteristics  of  futures,  options  and securities.  Such  instruments  may take a variety of forms,  such as debt  instruments  with interest or principal payments  determined  by  reference  to the value of a currency,  security  index or commodity at a future point in time. The risks of such investments would reflect both the risks of investing in futures,  options,  currencies and securities,  including  volatility and  illiquidity.  Under certain  conditions,  the redemption  value of a hybrid instrument could be zero.

In addition,  because the purchase and sale of hybrid  instruments could take place in an  over-the-counter  market or in a private  transaction  between a Fund and the seller of the hybrid instrument,  the  creditworthiness of the counterparty  to the  transaction  would be a risk factor which a Fund would have to consider.  Hybrid  instruments also may not be subject to regulation of the  Commodities  Futures  Trading  Commission  ("CFTC"),  which generally regulates  the  trading of  commodity  futures by U.S.  persons,  the SEC,  which  regulates  the offer and sale of securities by and to U.S. persons, or any other governmental regulatory authority.

Risks of Transactions in Options and Futures

There are certain risks  involved in the use of futures  contracts,  options on  securities  and  securities  index options,  and options on futures  contracts,  as hedging  devices.  There is a risk that the movement in the prices of the index or instrument  underlying an option or futures contract may not correlate  perfectly with the movement in the  prices  of the  assets  being  hedged.  The lack of  correlation  could  render a Fund's  hedging  strategy unsuccessful  and  could  result  in  losses.  The loss from  investing  in  futures  transactions  is  potentially unlimited.

There is a risk that Thrivent  Investment Mgt. or a subadviser could be incorrect in their  expectations  about the direction  or extent of market  factors  such as interest  rate  movements.  In such a case, a Fund would have been better off  without  the hedge.  In  addition,  while the  principal  purpose of hedging is to limit the effects of adverse  market  movements,  the  attendant  expense  may cause a Fund's  return to be less than if hedging had not taken  place.  The overall  effectiveness  of hedging,  therefore,  depends on the expense of hedging and  Thrivent
Investment  Mgt.'s or a  subadviser's  accuracy  in  predicting  the future  changes in  interest  rate  levels and securities price movements.

A Fund will  generally  purchase  and sell  options  traded on a national  securities  or options  exchange.  Where options  are not  readily  available  on such  exchanges,  a Fund may  purchase  and  sell  options  in  negotiated transactions.  When a Fund uses  negotiated  options  transactions,  it will seek to enter  into such  transactions involving only those options and futures contracts for which there appears to be an active secondary market.

There is,  nonetheless,  no assurance that a liquid secondary  market,  such as an exchange or board of trade, will exist for any  particular  option or futures  contract at any  particular  time. If a futures market were to become unavailable,  in the event of an  adverse  movement,  a Fund  would be  required  to  continue  to make  daily cash payments  of  maintenance  margin if it could not close a futures  position.  If an options  market  were to become unavailable  and a closing  transaction  could not be  entered  into,  an option  holder  would be able to  realize profits or limit losses only by exercising an option,  and an option writer would remain  obligated  until exercise or expiration.

In addition,  exchanges may establish daily price  fluctuation  limits for options and futures  contracts,  and may halt  trading if a  contract's  price  moves  upward or  downward  more than the limit in a given day.  On volatile trading days when the price fluctuation  limit is reached or a trading halt is imposed,  it may be impossible for a
Fund to enter into new positions or close out existing  positions.  If the  secondary  market for a contract is not liquid  because of price  fluctuation  limits or otherwise,  it could prevent  prompt  liquidation  of  unfavorable positions,  and  potentially  could  require a Fund to continue  to hold a position  until  delivery or  expiration regardless  of changes in its value.  As a result,  a Fund's  access to other  assets  held to cover its options or futures positions could also be impaired.

When  conducting  negotiated  options  transactions  there is a risk that the opposite party to the transaction may default in its  obligation to either  purchase or sell the  underlying  security at the agreed upon time and price.
In the event of such a default,  a Fund could lose all or part of the  benefit  it would  otherwise  have  realized from the  transaction,  including the ability to sell securities it holds at a price above the current market price or to purchase a security from another party at a price below the current market price.

Finally, if a broker or clearing member of an options or futures clearing  corporation were to become insolvent,  a
Fund could experience  delays and might not be able to trade or exercise options or futures  purchased through that broker or clearing  member.  In  addition,  a Fund could have some or all of its  positions  closed out without its consent.  If substantial and widespread,  these  insolvencies  could ultimately  impair the ability of the clearing corporations themselves.

Foreign Futures and Options

Participation  in foreign  futures and foreign options  transactions  involves the execution and clearing of trades on or subject to the rules of a foreign board of trade.  Neither the National Futures  Association nor any domestic exchange  regulates  activities of any foreign boards of trade,  including the execution,  delivery and clearing of transactions,  or has the power to compel  enforcement  of the rules of a foreign board of trade or any  applicable foreign law.  This is true even if the exchange is formally  linked to a domestic  market so that a position  taken on the market may be liquidated by a transaction on another market.  Moreover,  such laws or regulations  will vary depending on the foreign country in which the foreign futures or foreign options transaction occurs.

For these reasons,  customers who trade foreign  futures or foreign options  contracts may not be afforded  certain of the protective  measures  provided by the Commodity  Exchange Act, the CFTC's  regulations  and the rules of the
National Futures Association and any domestic exchange,  including the right to use reparations  proceedings before the Commission and arbitration  proceedings  provided by the National  Futures  Association or any domestic futures exchange.  In particular,  funds received from customers for foreign  futures or foreign options  transactions  may not be  provided  the same  protections  as funds  received in respect of  transactions  on United  States  futures exchanges.

In addition,  the price of any foreign futures or foreign options  contract and,  therefore,  the potential  profit and loss thereon may be affected by any variance in the foreign  exchange  rate between the time an order is placed and the time it is liquidated, offset or exercised.

Short Sales Against the Box

The Funds may effect short sales, but only if such  transactions are short sale  transactions  known as short sales
"against  the box".  A short sale is a  transaction  in which a Fund sells a security it does not own by  borrowing it from a broker,  and consequently  becomes obligated to replace that security.  A short sale against the box is a short sale where a Fund owns the security  sold short or has an immediate and  unconditional  right to acquire that security without  additional cash  consideration  upon conversion,  exercise or exchange of options with respect to securities  held in its  portfolio.  The effect of selling a security  short  against the box is to  insulate  that security against any future gain or loss.

Foreign Currency Exchange-Related Securities and Foreign Currency Transactions

Foreign Currency  Warrants.  Foreign currency  warrants are warrants which entitle the holder to receive from their issuer an amount of cash (generally,  for warrants issued in the United States, in U.S.  dollars).  The cash amount is  calculated  pursuant to a  predetermined  formula and based on the exchange  rate  between a specified  foreign currency and the U.S.  dollar as of the exercise  date of the warrant.  Foreign  currency  warrants  generally  are exercisable upon their issuance and expire as of a specified date and time.

Foreign  currency  warrants have been issued in connection  with U.S.  dollar-denominated  debt  offerings by major corporate  issuers in an  attempt to reduce the  foreign  currency  exchange  risk that,  from the point of view of prospective  purchasers of the  securities,  is inherent in the  international  fixed-income  marketplace.  Foreign currency  warrants  may attempt to reduce the foreign  exchange  risk assumed by  purchasers  of a security by, for example,  providing for a supplemental  payment in the event that the U.S. dollar depreciates  against the value of a major  foreign  currency  such as the Japanese  Yen or German  Deutschmark.  The formula  used to  determine  the amount payable upon exercise of a foreign  currency  warrant may make the warrant  worthless  unless the applicable foreign  currency  exchange rate moves in a particular  direction  (e.g.,  unless the U.S.  dollar  appreciates  or depreciates  against the particular  foreign currency to which the warrant is linked or indexed).  Foreign currency warrants are severable from the debt obligations with which they may be offered and may be listed on exchanges.

Foreign currency  warrants may be exercisable only in certain minimum amounts,  and an investor wishing to exercise warrants who  possesses  less than the minimum  number  required  for  exercise may be required  either to sell the warrants or to purchase additional  warrants,  thereby incurring  additional  transaction costs. In the case of any exercise  of  warrants,  there may be a time delay  between  the time a holder of warrants  gives  instructions  to exercise and the time the exchange  rate  relating to exercise is  determined.  During this time the exchange  rate could change  significantly,  thereby  affecting both the market and cash  settlement  values of the warrants being exercised.

The expiration  date of the warrants may be  accelerated if the warrants  should be delisted from an exchange or if their  trading  should be suspended  permanently.  This would result in the loss of any  remaining  "time value" of the warrants (i.e., the difference  between the current market value and the exercise value of the warrants),  and, in the case the warrants were "out-of-the-money," in a total loss of the purchase price of the warrants.

Warrants are generally  unsecured  obligations of their issuers and are not  standardized  foreign currency options issued by the Options  Clearing  Corporation  ("OCC").  Unlike foreign currency options issued by OCC, the terms of foreign  exchange  warrants  generally  will not be  amended in the event of  governmental  or  regulatory  actions affecting  exchange  rates  or in  the  event  of  the  imposition  of  other  regulatory  controls  affecting  the international currency markets.

The initial public  offering price of foreign  currency  warrants is generally  considerably in excess of the price that a commercial user of foreign  currencies might pay in the interbank  market for a comparable  option involving significantly larger amounts of foreign currencies.

Foreign currency  warrants are subject to significant  foreign exchange risk,  including risks arising from complex political or economic factors.

Foreign Currency  Transactions.  A forward foreign currency  exchange  contract  involves an obligation to purchase or sell a specific  currency at a future date,  which may be any fixed number of days from the date of the contract agreed upon by the parties at a price set at the time of the contract.  These contracts are  principally  traded in the interbank market conducted  directly  between  currency  traders  (usually large,  commercial  banks) and their customers.  A forward contract  generally has no deposit  requirement,  and no commissions are charged at any stage for trades.

A Fund may enter into  forward  contracts  for a variety of  purposes  in  connection  with the  management  of the foreign  securities  portion of its  portfolio.  A Fund's use of such contracts  would include,  but not be limited to, the following:

o        When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency,  it may desire to "lock in" the U.S. dollar price of the security.  By entering into a forward  contract for the purchase or sale, for a fixed amount of dollars,  of the amount of foreign currency involved in the underlying  security  transactions,  the Fund will be able to protect itself  against a possible loss  resulting from an adverse change in the  relationship between the U.S.  dollar and the subject  foreign  currency during the period between the date the security is purchased or sold and the date on which payment is made or received.

o        When a Fund determines that one currency may experience a substantial  movement against another currency, including the U.S. dollar, a Fund may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency.

Alternatively,  where  appropriate,  a Fund may hedge all or part of its foreign currency  exposure through the use of a basket of currencies or a proxy  currency  where such  currency or  currencies  act as an effective  proxy for other  currencies.  In such a case,  a Fund may enter  into a forward  contract  where  the  amount of the  foreign currency to be sold  exceeds  the value of the  securities  denominated  in such  currency.  The use of this basket hedging  technique may be more  efficient and  economical  than entering into separate  forward  contracts for each currency held in a Fund.

The precise matching of the forward  contract  amounts and the value of the securities  involved will not generally be possible  since the future  value of such  securities  in foreign  currencies  will change as a  consequence  of market  movements in the value of those  securities  between the date the forward  contract is entered into and the date  it  matures.  The  projection  of  short-term  currency  market  movement  is  extremely  difficult,  and the successful execution of a short-term hedging strategy is highly uncertain.

Under normal  circumstances,  currency risk will be considered when deciding  whether to buy or sell a security and as part of the overall  diversification  strategies.  However,  Thrivent  Investment  Mgt. and Price  International
believe that it is important to have the  flexibility to enter into such forward  contracts when it determines that the best interests of the Fund will be served.

A Fund may enter into forward contracts for any other purpose  consistent with the Fund's investment  objective and program.  However,  a Fund will not enter into a forward  contract,  or maintain  exposure to any such contract(s), if the amount of foreign currency  required to be delivered  thereunder would exceed the Fund's holdings of liquid, high-grade debt securities,  currency  available for cover of the forward  contract(s),  or other suitable cover as permitted by the SEC. In  determining  the amount to be  delivered  under a contract,  the Fund may net  offsetting positions.

At the maturity of a forward  contract,  a Fund may sell the  portfolio  security and make  delivery of the foreign currency,  or it may retain the security and either extend the maturity of the forward  contract (by "rolling" that contract forward) or may initiate a new forward contract.

If a Fund retains the portfolio  security and engages in an offsetting  transaction,  the Fund will incur a gain or a loss (as  described  below) to the extent that there has been  movement  in forward  contract  prices.  If a Fund engages in an offsetting  transaction,  it may  subsequently  enter into a new forward contract to sell the foreign currency.  Should forward prices  decline during the period between a Fund's  entering into a forward  contract for the sale of a foreign  currency and the date it enters into an offsetting  contract for the purchase of the foreign currency,  the Fund will  realize a gain to the extent the price of the  currency it has agreed to sell exceeds the price of the currency it has agreed to purchase.  Should  forward prices  increase,  the Fund will suffer a loss to the extent of the price of the  currency it has agreed to purchase  exceeds the price of the currency it has agreed to sell.

A Fund's dealing in forward  foreign  currency  exchange  contracts  will generally be limited to the  transactions described  above.  However,  the Funds  reserve the right to enter into  forward  foreign  currency  contracts  for different  purposes  and under  different  circumstances.  Of  course,  the Funds are not  required  to enter  into forward  contracts  with  regard  to  foreign  currency-denominated  securities  and will not do so  unless  deemed appropriate.  It also should be realized  that this method of hedging  against a decline in the value of a currency does not  eliminate  fluctuations  in the  underlying  prices of the  securities.  It simply  establishes a rate of exchange at a future  date.  Additionally,  although  such  contracts  tend to  minimize  the risk of loss due to a decline in the value of the hedged  currency,  at the same time,  they tend to limit any potential  gain that might result from an increase in the value of that currency.

Although a Fund values its assets  daily in terms of U.S.  dollars,  it does not intend to convert its  holdings of foreign  currencies  into U.S.  dollars  on a daily  basis.  It will do so from  time to time,  and there are costs associated with currency  conversion.  Although foreign  exchange dealers do not charge a fee for conversion,  they do  realize a profit  based on the  difference  (the  "spread")  between  the  prices at which  they are buying and selling  various  currencies.  Thus, a dealer may offer to sell a foreign  currency to the fund at one rate,  while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

Principal  Exchange Rate Linked  Securities.  Principal  exchange rate linked  securities are debt  obligations the principal  on which is payable at maturity in an amount that may vary based on the  exchange  rate between the U.S.
dollar and a particular  foreign currency at or about that time. The return on "standard"  principal  exchange rate linked  securities  is enhanced if the foreign  currency to which the  security is linked  appreciates  against the
U.S. dollar,  and is adversely  affected by increases in the foreign  exchange value of the U.S. dollar.  "Reverse"
principal  exchange  rate  linked  securities  are like the  "standard"  securities,  except  that their  return is enhanced by increases in the value of the U.S.  dollar and adversely  impacted by increases in the value of foreign currency.

Interest  payments  on the  securities  are  generally  made in U.S.  dollars at rates that  reflect  the degree of foreign  currency  risk assumed or given up by the  purchaser of the notes (i.e.,  at  relatively  higher  interest rates if the purchaser has assumed some of the foreign  exchange  risk, or relatively  lower  interest rates if the issuer has assumed some of the foreign exchange risk, based on the expectations of the current market).

Principal  exchange rate linked securities may in limited cases be subject to acceleration of maturity  (generally, not without the consent of the  holders of the  securities),  which may have an adverse  impact on the value of the principal payment to be made at maturity.

Performance  Indexed Paper.  Performance  indexed paper is U.S.  dollar-denominated  commercial  paper the yield of which is linked to certain  foreign  exchange  rate  movements.  The yield to the investor on  performance  indexed paper is  established  at maturity as a function of spot exchange  rates  between the U.S.  dollar and a designated currency as of or about that time  (generally,  the index  maturity two days prior to  maturity).  The yield to the investor will be within a range  stipulated at the time of purchase of the  obligation.  Generally,  the guaranteed minimum  rate of return is below,  and a  potential  maximum  rate of return that is above,  market  yields on U.S.
dollar-denominated  commercial  paper. In addition,  both the minimum and maximum rates of return on the investment generally  correspond  to the minimum and  maximum  values of the spot  exchange  rate two  business  days prior to maturity.

Other Investment Companies

Each Fund may invest in  securities  of other  investment  companies,  including  shares of  closed-end  investment companies,  unit investment trusts, and open-end investment companies,  which represent interests in professionally managed  portfolios that may invest in any type of instrument.  Investing in other  investment  companies  involves substantially  the same risks as  investing  directly in the  underlying  instruments,  but may involve  additional expenses at the investment  company-level,  such as portfolio  management  fees and operating  expenses which would result in the Fund paying its  proportionate  share.  Certain  types of  investment  companies,  such as closed-end investment  companies,  issue a fixed  number of shares  that trade on a stock  exchange or  over-the-counter  at a premium or a discount to their net asset value.  Others are  continuously  offered at net asset value, but may also be traded in the  secondary  market.  None of the Funds will invest in other  investment  companies for the purpose of  gaining  control  of the  investment  company.  The  extent  to which a Fund  can  invest  in other  investment companies is limited by federal securities laws.

Exchange Traded Funds (ETFs)

ETFs are a type of index fund  bought  and sold on a  securities  exchange.  An ETF trades  like  common  stock and represents a fixed portfolio of securities  designed to track a particular  market index.  Each Fund could purchase shares  in an ETF to  temporarily  gain  exposure  to a portion  of the U.S.  or a foreign  market  while  awaiting purchase of  underlying  securities.  The risks of owning  shares in an ETF  generally  reflect the risks of owning the  underlying  securities  they are  designed to track,  although  lack of liquidity in an ETF could result in it being more volatile and ETFs have management fees which increase their costs.

Passive Foreign Investment Companies (All Funds except Thrivent Money Market Fund)

Each Fund may  purchase the  securities  of certain  foreign  investment  funds or trusts  called  passive  foreign investment  companies.  Such trusts have been the only or primary way to invest in certain  countries.  In addition to  bearing  their  proportionate  share  of  the  trust's  expenses  (management  fees  and  operating  expenses), shareholders  will  also  indirectly  bear  similar  expenses  of such  trusts.  Capital  gains on the sale of such holdings are  considered  ordinary  income  regardless of how long the Funds hold their  investments.  In addition, the Funds may be subject to corporate  income tax and an interest  charge on certain  dividends  and capital  gains earned from these investments, regardless of whether such income and gains are distributed to shareholders.

To avoid such tax and  interest,  the Funds intend to treat these  securities as sold on the last day of its fiscal year and  recognize  any gains for tax  purposes  at that time;  deductions  for losses are  allowable  only to the extent of any gains  resulting  from these  deemed  sales for prior  taxable  years.  Such gains and losses will be treated as ordinary  income.  The Funds will be required to distribute any resulting  income even though it has not sold the security and received cash to pay such distributions.

Investment Limitations

The  fundamental  investment  restrictions  for the  Funds  are  set  forth  below.  These  fundamental  investment restrictions  may not be changed by a Fund except by the affirmative  vote of a majority of the outstanding  voting securities of that Fund as defined in the  Investment  Company Act of 1940.  (Under the  Investment  Company Act of
1940,  a "vote of the  majority of the  outstanding  voting  securities"  means the vote,  at a meeting of security holders duly called,  (i) of 67% or more of the voting securities  present at a meeting if the holders of more than
50% of the  outstanding  voting  securities  are  present or  represented  by proxy or (ii) of more than 50% of the outstanding  voting  securities,  whichever is less (a "1940 Act Majority Vote").) Under these  restrictions,  with respect to each Fund:

1.       None of the Funds may borrow money, except that a Fund may borrow money (through the issuance of debt securities  or  otherwise)  in  an  amount  not  exceeding  one-third  of  the  Fund's  total  assets immediately after the time of such borrowing.

2.       None of the Funds may issue senior securities, except as permitted under the Investment Company Act of
         1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

3.       None of the Funds, will, with respect to 75% of its total assets,  purchase  securities  of an issuer
         (other than the U.S.  Government,  its  agencies,  instrumentalities  or  authorities  or  repurchase agreements fully  collateralized  by U.S.  Government  securities and other investment  companies) if
         (a) such purchase would,  at the time,  cause more than 5% of the Fund's total assets taken at market value to be invested in the  securities  of such issuer;  or (b) such  purchase  would,  at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.       None of the Funds may buy or sell real estate, except that any Fund may (i) acquire  or lease  office space for its own use,  (ii) invest in  securities  of issuers that invest in real estate or interest therein,  (iii) invest in  mortgage-related  securities and other securities that are secured by real estate or interest  therein,  and (iv) hold and sell real estate  acquired by the Fund as a result of the ownership of securities.

5.       None of the Funds may purchase or sell commodities or commodity  contracts,  except that any Fund may purchase and sell derivatives  (including but not limited to options,  futures  contracts and options on  futures  contracts)  whose  value  is tied to the  value  of a  financial  index  or a  financial instrument  or other asset  (including,  but not  limited to,  securities  indexes,  interest  rates, securities, currencies and physical commodities).

6.       None of the Funds may make loans, except that any Fund may (i) lend portfolio securities,  (ii) enter into  repurchase  agreements,  (iii) purchase all or a portion of an issue of debt  securities,  bank loan  participation  interests,  bank certificates of deposit,  bankers'  acceptances,  debentures or other  securities,  whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.       None of the Funds will underwrite the securities of other issuers, except where the Fund may be deemed to be an  underwriter  for  purposes  of  certain  federal  securities  laws in  connection  with the disposition of portfolio securities;  with investments in other investment companies;  and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

8.       None of the Funds will purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers  conducting  their  principal business  activities in the same industry,  except that this restriction does not apply to Government
         Securities  (as such term is  defined in the  Investment  Company  Act of 1940).  In  addition,  with respect to the Thrivent Money Market Fund, this restriction  does not apply to instruments  issued by domestic banks.

The following  nonfundamental  investment  restriction  may be changed  without  shareholder  approval.  Under this restriction:

1.       None of the Funds will purchase any security while borrowings,  including reverse  repurchase  agreements, representing  more  than 5% of the  Fund's  total  assets  are  outstanding.  The  Funds  intend  to limit borrowings  to  amounts  borrowed  from a  bank,  reverse  repurchase  agreements  (insofar  as  they  are considered borrowings), or an interfund lending agreement.

2.       The fundamental  investment  restriction with respect to industry  concentration  (number 8 above) will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Fund's total assets.

3.       The fundamental  investment  restriction with respect to diversification  (number 3 above) will be applied so securities issued by U.S. Government agencies,  instrumentalities,  or authorities will be eligible for the exception only if those securities qualify as a "Government Security" under the 1940 Act.

4.       The  exception for  exemptive  orders in the  fundamental  investment  restriction  with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Funds.

The Trust has applied  for an  exemptive  order from the SEC which would allow the Funds to engage in an  interfund lending  program.  In an  interfund  lending  arrangement,  the Funds  directly  lend to and borrow money from each other for  temporary  purposes.  This  arrangement  allows the borrowing  Funds to borrow at a lower  interest rate than banks  offer,  allows  lending  Funds to earn extra  income,  and  reduces  the need for bank lines of credit.
Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered  investment  company,  and underwriter,  or a promoter (or any affiliated person thereof),  acting as principal,  to engage in "self-dealing,"
i.e.,  knowingly  sell any security  (other than  securities  the buyer or seller  issues) or other property to the company or to buy any security  (other than  securities the investment  company  issues) or other property from the company.  Because an interfund  lending  arrangement  raises issues under Section 17(a),  along with other sections of the 1940 Act, its use requires an order for exemptive  relief from the Securities and Exchange  Commission.  The
Funds' interfund  lending  arrangement is designed to ensure that each Fund has an equal  opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section  18(g) of the 1940 Act defines a "senior  security" as any bond,  debenture,  note,  or similar  obligation constituting  a security  and  evidencing  indebtedness.  Section  18(f)(1) of the 1940 Act  prohibits  an open-end investment  company from issuing senior  securities  but permits  borrowings  from a bank if immediately  after the borrowing  there is asset  coverage  of at least  300% and  provided  further  that,  in the event  that such asset coverage  falls below 300%,  the  investment  company will,  within 3 days (not  including  Sundays and  holidays), reduce the amount of its  borrowings  to an extent  that the asset  coverage of such  borrowings  shall be at least
300%.  The SEC staff has taken the  position  that a fund may engage in  certain  leveraged  transactions,  such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

MANAGEMENT OF THE FUNDS

Board of Trustees and Executive Officers

The Board of Trustees is  responsible  for the management and  supervision of the Funds'  business  affairs and for exercising all powers except those  reserved to the  shareholders.  Each Trustee  oversees each of 24 series of the
Trust and also serves as a Director of Thrivent Series Fund, Inc., a registered  investment  company  consisting of
26 Portfolios  that serve as underlying  funds for variable  contracts  issued by Thrivent  Financial for Lutherans
("Thrivent  Financial") and Thrivent Life Insurance Company ("TLIC") and investment  options in the retirement plan offered by Thrivent  Financial.  The 24 series of the Trust and the 26  Portfolios  of Thrivent  Series Fund,  Inc.
are referred to herein as the "Investment Company Complex."

The following table provides information about the Trustees and officers of the Trust.

Interested Trustee(1)

--------------------------- --------------------- ----------------------------------------- ----------------------------------
                            Position with Trust
Name, Address and Age       and Length of         Principal Occupation During the Past 5    Other Directorships Held by
                            Service(2)            Years                                     Trustee
--------------------------- --------------------- ----------------------------------------- ----------------------------------
--------------------------- --------------------- ----------------------------------------- ----------------------------------
Pamela J. Moret             President since       Executive Vice President, Marketing and   Director, Lutheran World Relief;
625 Fourth Avenue South     2002 and Trustee      Products, Thrivent Financial  since       Director, Minnesota Public Radio
Minneapolis, MN             since 2004            2002; Senior Vice President, Products,
Age 48                                            American Express Financial Advisors
                                                  from 2000 to 2001; Vice President,
                                                  Variable Assets, American Express
                                                  Financial Advisors from 1996 to 2000
--------------------------- --------------------- ----------------------------------------- ----------------------------------

Independent Trustees(3)

--------------------------- --------------------- ----------------------------------------- --------------------------------
                            Position with Trust
Name, Address and Age       and Length of         Principal Occupation During the Past 5    Other Directorships Held by
                            Service(2)            Years                                     Trustee
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
F. Gregory Campbell         Trustee since 1992    President, Carthage College               Director, National Association
625 Fourth Avenue South                                                                     of Independent Colleges and
Minneapolis, MN                                                                             Universities, Director,
Age 65                                                                                      Johnson Family Funds, Inc., an
                                                                                            investment company consisting
                                                                                            four portfolios;  Director,
                                                                                            Kenosha Hospital and Medical
                                                                                            Center Board; Prairie School
                                                                                            Board; United Health Systems
                                                                                            Board
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Herbert F. Eggerding, Jr.   Lead Trustee since    Management consultant to several          None
625 Fourth Avenue South     2003                  privately owned companies
Minneapolis, MN
Age 66
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Noel K. Estenson            Trustee since 2004    Retired; previously President and Chief   None
625 Fourth Avenue South                           Executive Officer, CenexHarvestStates
Minneapolis, MN                                   (farm supply and marketing and food
Age 65                                            business)
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Richard L. Gady             Trustee since 1987    Retired; previously Vice President,       Director, International
625 Fourth Avenue South                           Public Affairs and Chief Economist,       Agricultural Marketing
Minneapolis, MN                                   Conagra, Inc. (agribusiness)              Association
Age 61

--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Jodi L. Harpstead           Trustee since 2004    Chief Advancement Officer at              Director, Delta Dental Plan of
625 Fourth Avenue South                           Lutheran Social Service of Minnesota      Minnesota
Minneapolis, MN                                   since 2004; Vice President & General
Age 47                                            Manager, Cardiac Surgery Technologies
                                                  for Medtronic, Inc. from 2002 to 2004;
                                                  President, Global Marketing and U.S.
                                                  Sales, Cardiac Rhythm Management for
                                                  Medtronic, Inc. from 2001 to 2002; Vice
                                                  President, U.S. pacing sales Manager
                                                  for Medtronic, Inc. from 1996 to
                                                  2000
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Connie M. Levi              Trustee since 2004    Retired                                   Director, Norstan, Inc.
625 Fourth Avenue South
Minneapolis, MN
Age 64
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Edward W. Smeds             Chairman and          Retired                                   Chairman of Carthage College
625 Fourth Avenue South     Trustee since 1999                                              Board
Minneapolis, MN
Age 68
--------------------------- --------------------- ----------------------------------------- --------------------------------

Executive Officers
---------------------------------- ---------------------------- ----------------------------------------------------------
                                   Position with Trust and
Name, Address and Age              Length of Service(2)         Principal Occupation During the Past 5 Years
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Pamela J. Moret                    President since 2002         Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                         Thrivent Financial  since 2002; Senior Vice President,
Minneapolis, MN                                                 Products, American Express Financial Advisors from 2000
Age 48                                                          to 2001; Vice President, Variable Assets, American
                                                                Express Financial Advisors from 1996 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
James E. Nelson                    Secretary since 2003         Vice President, Securities Law, Thrivent Financial since
625 Fourth Avenue South                                         2001;  Counsel and head of Insurance Practice Group, Law
Minneapolis, MN                                                 Division of ING ReliaStar (formerly ReliaStar Financial
Age 43                                                          Corp.) from 1998 to 2001
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Charles D. Gariboldi               Treasurer since  1999        Vice President, Investment Accounting, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 44
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Russell W. Swansen                 Vice President since 2004    Chief Investment Officer,  Thrivent Financial,  since
625 Fourth Avenue South                                         2004; Managing Director, Colonnade Advisors, LLC, from
Minneapolis, MN                                                 2001 to 2003, President and Chief Investment Officer of
Age 46                                                          PPM American from 1999 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Karl  D. Anderson                  Vice President since 2003    Vice President, Investment Product Solutions Management,
625 Fourth Avenue South                                         Thrivent Financial
Minneapolis, MN
Age 42
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Frederick P. Johnson               Vice President since 2003    Vice President, Investment Operations, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 41
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marnie L. Loomans-Thuecks          Vice President since 2004    Vice President, Customer Interaction Department,
4321 North Ballard Road                                         Thrivent Financial
Appleton, WI
Age 41
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Thomas R Mischka                   Vice President and           Vice President of Divisional Support Services, Thrivent
4321 North Ballard Road            Anti-Money Laundering        Financial
Appleton, WI Age  44               Officer since 2003
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Kenneth L. Kirchner                Assistant Vice President     Director, Transfer Agency Operations, Thrivent Financial
4321 North Ballard Road            and Assistant Secretary
Appleton, WI                       since 2004
Age 37
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Sandra A. Diedrick                 Assistant Vice President     Director, Interaction Center, Thrivent Financial
4321 North Ballard Road            and Assistant Secretary
Appleton, WI                       since 2004
Age  44

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
David R. Spangler                  Assistant Vice President     Director, of Investment Product Management, Thrivent
625 Fourth Avenue South            since 2004                   Financial  since 2002;  Vice President- Product
Minneapolis, MN                                                 Development, Wells Fargo Bank-Funds Management Group,
Age 37                                                          from 2000 to 2002;  Analyst, MCSI, Inc., 2000;  Vice
                                                                President-Product Development, US Bank-First American
                                                                Funds, 1997 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Brett L. Agnew                     Assistant Secretary since    Senior Counsel, Thrivent Financial since
625 Fourth Avenue South            2001                         2001;Consultant Principal Financial Group from 1998 to
Minneapolis, MN                                                 2001
Age 33
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
John C. Bjork                      Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2003
Minneapolis, MN
Age 51
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marlene J. Nogle                   Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2003
Minneapolis, MN
Age 56
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Todd J. Kelly                      Assistant Treasurer since    Director,  Fund Accounting Operations, Thrivent
222 West College Avenue            1999                         Financial
Appleton, WI
Age 34
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Gerard V. Vaillancourt             Assistant Treasurer since    Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South            2002                         Financial  since 2002; Manager-Portfolio Compliance,
Minneapolis, MN                                                 Lutheran Brotherhood from 2001 to 2002; Manager-Fund
Age 36                                                          Accounting, Minnesota Life from 2000 to 2001;
                                                                Supervisor-Securities Accounting, Lutheran Brotherhood
                                                                from 1998 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------

(1) "Interested person" of the Trust as defined in the Investment Company Act of 1940 by virtue of positions with
Thrivent Financial.  Ms. Moret is considered an interested person because of her principal occupation with
Thrivent Financial.
(2) Each Trustee serves an indefinite term until her or his successor is duly elected and qualified.  The bylaws of the Trust provide that each Trustee must retire at the end of the year in which the Trustee attains age 70.
Officers serve at the discretion of the board until their successors are duly appointed and qualified.
(3) The Trustees other than Ms. Moret are not "interested persons" of the Trust and are referred to as
"Independent Trustees."

Committees of the Board of Trustees
----------------------- ------------------------------- -------------------------------------------- ---------------------------
                                                                                                     Meetings Held During Last
Committee               Members(1)                      Function                                     Fiscal Year
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Audit                   F. Gregory Campbell             The 1940 Act requires that the Trusts'       4
                        Herbert F. Eggerding, Jr.       independent auditors be selected by a
                        Noel K. Estenson                majority of those Trustees who are not
                        Richard L. Gady                 "interested persons" (as defined in the
                        Jodi L. Harpstead               1940 Act) of the Trust.  The Audit
                        Connie M. Levi                  Committee is responsible for recommending
                        Edward W. Smeds                 the engagement or retention of the Trust's
                                                        independent accountants, reviewing with
                                                        the independent accountants the plan and
                                                        the results of the auditing engagement,
                                                        approving professional services provided
                                                        by the independent accountants prior to
                                                        the performance of such services,
                                                        considering the range of audit and
                                                        non-audit fees, reviewing the independence
                                                        of the independent accountants, reviewing
                                                        the scope and results of procedures of
                                                        internal auditing and reviewing the system
                                                        of internal accounting control.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Contracts               F. Gregory Campbell             The function of the Contracts Committee is   4
                        Herbert F. Eggerding, Jr.       to assist the Board of Trustees in
                        Noel K. Estenson                fulfilling its duties with respect to the
                        Richard L. Gady                 review and approval of contracts between
                        Jodi L. Harpstead               the Trust and other entities, including
                        Connie M. Levi                  entering into new contracts and the
                        Edward W. Smeds                 renewal of existing contracts.  The
                                                        Contracts Committee considers investment
                                                        advisory, distribution, transfer agency,
                                                        administrative service and custodial
                                                        contracts, and such other contracts as the
                                                        Board of Trustees deems necessary or
                                                        appropriate for the continuation of
                                                        operations of each Fund.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------
Governance              F. Gregory Campbell             The Governance Committee assists the Board   5
                        Herbert F. Eggerding, Jr.       of Trustees in fulfilling its duties with
                        Noel K. Estenson                respect to the governance of the Trust,
                        Richard L. Gady                 including recommendations regarding
                        Jodi L. Harpstead               evaluation of the Board of Trustees,
                        Connie M. Levi                  compensation of the Trustees and
                        Edward W. Smeds                 composition of the committees and the
                                                        Board's membership.  The Governance
                                                        Committee makes recommendations regarding
                                                        nominations for Trustees and will consider
                                                        nominees suggested by shareholders sent to
                                                        the attention of the President of the
                                                        Trust.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
(1)The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Funds by Trustees

The  following  tables  provide  information  as of December 31,  2003,  regarding  the dollar range of  beneficial ownership by each Trustee in each series of the Fund.  In  addition,  the amount shown in the last column  reflects the aggregate  amount of each Trustee's  beneficial  ownership in all registered  investment  companies  within the investment company complex that are overseen by the Trustee.

Interested Trustee
-------------------------- ------------------------------------------------------------------- -----------------------
                                                                                                  Aggregate Dollar
                                                                                                Range of Beneficial
                                                                                                  Ownership in All
                                                                                               Registered Investment
                                                                                               Companies Overseen by
                                                                                                 the Trustee in the
                                                                                                 Investment Company
Name of Trustee            Dollar Range of Beneficial Ownership in the Funds                          Complex
-------------------------- ------------------------------------------------------------------- -----------------------
------------------------- ---------------------------------------------- --------------------- -----------------------
Pamela J. Moret           Thrivent Technology Fund                       None                  Over $100,000
                          Thrivent Partner Small Cap Value Fund          None
                          Thrivent Small Cap Stock Fund                  $10,000-$50,000
                          Thrivent Small Cap Index Fund                  None
                          Thrivent Mid Cap Growth Fund                   None
                          Thrivent Mid Cap Stock Fund                    None
                          Thrivent Mid Cap Index Fund                    None
                          Thrivent Mid Cap Index Fund - I                None
                          Thrivent Partner International Stock Fund      None
                          Thrivent Large Cap Growth Fund                 None
                          Thrivent Large Cap Stock Fund                  $0-$10,000
                          Thrivent Partner Small Cap Value Fund          None
                          Thrivent Large Cap Index Fund                  None
                          Thrivent Large Cap Index Fund - I              None
                          Thrivent Large Cap Value Fund                  None
                          Thrivent Balanced Fund                         None
                          Thrivent High Yield Fund                       None
                          Thrivent Partner High Yield Fund               None
                          Thrivent Municipal Bond Fund                   Over $100,000
                          Thrivent Income Fund                           None
                          Thrivent Core Bond Fund                        None
                          Thrivent Limited Maturity Bond Fund            None
                          Thrivent Bond Index Fund - I                   $50,000-$100,000
                          Thrivent Money Market Fund                     None
------------------------- ---------------------------------------------- --------------------- -----------------------

Independent Trustees
-------------------------- ------------------------------------------------------------------- -----------------------
                                                                                                  Aggregate Dollar
                                                                                                Range of Beneficial
                                                                                                  Ownership in All
                                                                                               Registered Investment
                                                                                               Companies Overseen by
                                                                                                 the Trustee in the
                                                                                                 Investment Company
Name of Trustee            Dollar Range of Beneficial Ownership in the Funds                          Complex
-------------------------- ------------------------------------------------------------------- -----------------------
------------------------- ---------------------------------------------- -------------------- ------------------------
F. Gregory Campbell       Thrivent Technology Fund                       None                 Over $100,000
                          Thrivent Partner Small Cap Value Fund          None
                          Thrivent Small Cap Stock Fund                  None
                          Thrivent Small Cap Index Fund                  None
                          Thrivent Mid Cap Growth Fund                   None
                          Thrivent Mid Cap Stock Fund                    None
                          Thrivent Mid Cap Index Fund                    $50,001-$100,000
                          Thrivent Mid Cap Index Fund - I                None
                          Thrivent Partner International Stock Fund      None
                          Thrivent Large Cap Growth Fund                 None
                          Thrivent Large Cap Stock Fund                  $50,001-$100,000
                          Thrivent Large Cap Value Fund                  None
                          Thrivent Large Cap Index Fund                  None
                          Thrivent Large Cap Index Fund - I              None
                          Thrivent Balanced Fund                         None
                          Thrivent High Yield Fund                       None
                          Thrivent Partner High Yield Fund               None
                          Thrivent Municipal Bond Fund                   None
                          Thrivent Income Fund                           None
                          Thrivent Core Bond Fund                        None
                          Thrivent Limited Maturity Bond Fund            None
                          Thrivent Bond Index Fund - I                   None
                          Thrivent Money Market Fund                     None

------------------------- ---------------------------------------------- -------------------- ------------------------
------------------------- ---------------------------------------------- -------------------- ------------------------
Herbert F. Eggerding,     Thrivent Technology Fund                       None                 Over $100,000
Jr.                       Thrivent Partner Small Cap Value Fund          None
                          Thrivent Small Cap Stock Fund                  None
                          Thrivent Small Cap Index Fund                  None
                          Thrivent Mid Cap Growth Fund                   $10,001-$50,000
                          Thrivent Mid Cap Stock Fund                    None
                          Thrivent Mid Cap Index Fund                    None
                          Thrivent Mid Cap Index Fund - I                None
                          Thrivent Partner International Stock Fund      $10,001-$50,000
                          Thrivent Large Cap Growth Fund                 $10,001-$50,000
                          Thrivent Large Cap Stock Fund                  $50,001-$100,000
                          Thrivent Large Cap Value Fund                  $10,001-$50,000
                          Thrivent Large Cap Index Fund                  None
                          Thrivent Large Cap Index Fund - I              None
                          Thrivent Balanced Fund                         $50,001-$100,000
                          Thrivent High Yield Fund                       $10,001-$50,000
                          Thrivent Partner High Yield Fund               None
                          Thrivent Municipal Bond Fund                   None
                          Thrivent Income Fund                           $10,001-$50,000
                          Thrivent Core Bond Fund                        None
                          Thrivent Limited Maturity Bond Fund            $10,001-$50,000
                          Thrivent Bond Index Fund - I                   None
                          Thrivent Money Market Fund                     $10,001-$50,000
------------------------- ---------------------------------------------- -------------------- ------------------------
-------------------------- --------------------------------------------- --------------------- -----------------------
Noel K. Estenson           Thrivent Technology Fund                      None                  Over $100,000
                           Thrivent Partner Small Cap Value Fund         None
                           Thrivent Small Cap Stock Fund                 None
                           Thrivent Small Cap Index Fund                 None
                           Thrivent Mid Cap Growth Fund                  Over $100,000
                           Thrivent Mid Cap Stock Fund                   None
                           Thrivent Mid Cap Index Fund                   None
                           Thrivent Mid Cap Index Fund - I               None
                           Thrivent Partner International Stock Fund     None
                           Thrivent Large Cap Growth Fund                $50,001-$100,000
                           Thrivent Large Cap Stock Fund                 $10,001-$50,000
                           Thrivent Large Cap Value Fund                 $1-$10,000
                           Thrivent Large Cap Index Fund                 None
                           Thrivent Large Cap Index Fund - I             None
                           Thrivent Balanced Fund                        None
                           Thrivent High Yield Fund                      Over $100,000
                           Thrivent Partner High Yield Fund              None
                           Thrivent Municipal Bond Fund                  None
                           Thrivent Income Fund                          Over $100,000
                           Thrivent Core Bond Fund                       None
                           Thrivent Limited Maturity Bond Fund           None
                           Thrivent Bond Index Fund - I                  None
                           Thrivent Money Market Fund                    $50,001-$100,000
-------------------------- --------------------------------------------- --------------------- -----------------------
-------------------------- --------------------------------------------- --------------------- -----------------------
Richard L. Gady            Thrivent Technology Fund                      $10,001-$50,000       Over $100,000
                           Thrivent Partner Small Cap Value Fund         None
                           Thrivent Small Cap Stock Fund                 $10,001-$50,000
                           Thrivent Small Cap Index Fund                 None
                           Thrivent Mid Cap Growth Fund                  None
                           Thrivent Mid Cap Stock Fund                   $10,001-$50,000
                           Thrivent Mid Cap Index Fund                   None
                           Thrivent Mid Cap Index Fund - I               None
                           Thrivent Partner International Stock Fund     None
                           Thrivent Large Cap Growth Fund                None
                           Thrivent Large Cap Stock Fund                 $10,001-$50,000
                           Thrivent Large Cap Value Fund                 None
                           Thrivent Large Cap Index Fund                 None
                           Thrivent Large Cap Index Fund - I             None
                           Thrivent Balanced Fund                        None
                           Thrivent High Yield Fund                      None
                           Thrivent Partner High Yield Fund              $10,001-$50,000
                           Thrivent Municipal Bond Fund                  None
                           Thrivent Income Fund                          None
                           Thrivent Core Bond Fund                       None
                           Thrivent Limited Maturity Bond Fund           None
                           Thrivent Bond Index Fund - I                  None
                           Thrivent Money Market Fund                    $10,001-$50,000
-------------------------- --------------------------------------------- --------------------- -----------------------
-------------------------- --------------------------------------------- --------------------- -----------------------
Jodi L. Harpstead          Thrivent Technology Fund                      None                  Over $100,000
                           Thrivent Partner Small Cap Value Fund         None
                           Thrivent Small Cap Stock Fund                 None
                           Thrivent Small Cap Index Fund                 None
                           Thrivent Mid Cap Growth Fund                  $1-$10,000
                           Thrivent Mid Cap Stock Fund                   None
                           Thrivent Mid Cap Index Fund                   None
                           Thrivent Mid Cap Index Fund - I               None
                           Thrivent Partner International Stock Fund     $1-$10,000
                           Thrivent Large Cap Growth Fund                $1-$10,000
                           Thrivent Large Cap Stock Fund                 $10,001-$50,000
                           Thrivent Large Cap Value Fund                 $1-$10,000
                           Thrivent Large Cap Index Fund                 None
                           Thrivent Large Cap Index Fund - I             None
                           Thrivent Balanced Fund                        None
                           Thrivent High Yield Fund                      $10,001-$50,000
                           Thrivent Partner High Yield Fund              None
                           Thrivent Municipal Bond Fund                  $1-$10,000
                           Thrivent Income Fund                          $1-$10,000
                           Thrivent Core Bond Fund                       None
                           Thrivent Limited Maturity Bond Fund           $1-$10,000
                           Thrivent Bond Index Fund - I                  None
                           Thrivent Money Market Fund                    $10,001-$50,000
-------------------------- --------------------------------------------- --------------------- -----------------------
-------------------------- --------------------------------------------- --------------------- -----------------------
Connie M. Levi             Thrivent Technology Fund                      None                  $50,001-$100,000
                           Thrivent Partner Small Cap Value Fund         None
                           Thrivent Small Cap Stock Fund                 None
                           Thrivent Small Cap Index Fund                 None
                           Thrivent Mid Cap Growth Fund                  $10,001-$50,000
                           Thrivent Mid Cap Stock Fund                   None
                           Thrivent Mid Cap Index Fund                   None
                           Thrivent Mid Cap Index Fund - I               None
                           Thrivent Partner International Stock Fund     None
                           Thrivent Large Cap Growth Fund                None
                           Thrivent Large Cap Stock Fund                 None
                           Thrivent Large Cap Value Fund                 None
                           Thrivent Large Cap Index Fund                 None
                           Thrivent Large Cap Index Fund - I             None
                           Thrivent Balanced Fund                        None
                           Thrivent High Yield Fund                      None
                           Thrivent Partner High Yield Fund              None
                           Thrivent Municipal Bond Fund                  None
                           Thrivent Income Fund                          None
                           Thrivent Core Bond Fund                       None
                           Thrivent Limited Maturity Bond Fund           None
                           Thrivent Bond Index Fund - I                  None
                           Thrivent Money Market Fund                    None
-------------------------- --------------------------------------------- --------------------- -----------------------
-------------------------- --------------------------------------------- --------------------- -----------------------
Edward W. Smeds            Thrivent Technology Fund                      None                  Over $100,000
                           Thrivent Partner Small Cap Value Fund         $10,001-$50,000
                           Thrivent Small Cap Stock Fund                 $10,001-$50,000
                           Thrivent Small Cap Index Fund                 None
                           Thrivent Mid Cap Growth Fund                  None
                           Thrivent Mid Cap Stock Fund                   $10,001-$50,000
                           Thrivent Mid Cap Index Fund                   None
                           Thrivent Mid Cap Index Fund - I               None
                           Thrivent Partner International Stock Fund     $10,001-$50,000
                           Thrivent Large Cap Growth Fund                None
                           Thrivent Large Cap Stock Fund                 $10,001-$50,000
                           Thrivent Large Cap Value Fund                 $10,001-$50,000
                           Thrivent Large Cap Index Fund                 None
                           Thrivent Large Cap Index Fund - I             None
                           Thrivent Balanced Fund                        None
                           Thrivent High Yield Fund                      None
                           Thrivent Partner High Yield Fund              None
                           Thrivent Municipal Bond Fund                  None
                           Thrivent Income Fund                          None
                           Thrivent Core Bond Fund                       $10,001-$50,000
                           Thrivent Limited Maturity Bond Fund           None
                           Thrivent Bond Index Fund - I                  None
                           Thrivent Money Market Fund                    None
-------------------------- --------------------------------------------- --------------------- -----------------------

Compensation of Trustees

The Trust  makes no  payments  to any of its  officers  for  services  performed  for the  Trust.  The  Independent
Trustees are paid an annual  compensation  of $65,000 to attend  meetings of the Board of Trustees of the Trust and the Board of Directors of Thrivent  Series Fund,  Inc.  The  Chairman  and the "lead"  Trustee are  compensated  an additional  $2,500  per year for each such  position.  Independent  Trustees  are  reimbursed  by the Trust for any expenses  they may incur by reason of  attending  Board  meetings or in  connection  with other  services  they may perform in  connection  with their duties as Trustees of the Trust.  The Trustees  receive no pension or retirement benefits in connection with their service to the Trust.

The following  table provides the amounts of  compensation  paid to the Trustees  either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended April 30, 2004:

---------------------------- ------------------------- --------------------------
                                                        Total Compensation Paid
                                                            by Fund and the
           Name,              Aggregate Compensation      Investment Company
         Position                   from Trust                  Complex
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Pamela J. Moret/1/
Trustee                                 $0                        $0
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
F. Gregory Campbell
Trustee                              $49,100                    $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Herbert F. Eggerding, Jr.
Lead Trustee                         $24,500                    $67,500
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Noel K. Estenson/2/
Trustee                                 $0                      $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Richard L. Gady/2/
Trustee                              $49,100                    $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Jodi L. Harpstead
Trustee                                 $0                      $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Connie M. Levi
Trustee                                 $0                      $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Edward W. Smeds/2/
Chairman and Trustee                 $50,988                    $67,500
---------------------------- ------------------------- --------------------------

/1/ "Interested person" of the Fund as defined in the Investment Company Act of 1940.
/2/ The Trust has  adopted a deferred  compensation  plan for the  benefit  of the  disinterested
Trustees of the Trust who wish to defer  receipt of a percentage of eligible  compensation  which they  otherwise  are  entitled to receive  from the Trust.  Compensation  deferred is invested in
Thrivent  Mutual Funds,  the allocation of which is determined by the individual  Trustee.  As of
April 30, 2004, the total amount of deferred  compensation  payable to Mr.  Estenson was $39,717, the total  amount of  deferred  compensation  payable  to Mr.  Gady was  $176,812,  and the total amount of deferred compensation payable to Mr. Smeds was $229,419.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Control Persons

As of June 30,  2004,  no one was  considered  a control  person  of the  Funds.  A  control  person is one who has beneficial  interest in more than 25% of the voting  securities of a Fund or one who asserts or is  adjudicated  to have control of a Fund.

Principal Holders

As of June 30, 2004,  the following were  principal  holders of a Fund's  securities (as reflected by amounts owned in the predecessor  Funds).  Principal  holders are those who own (either of record or  beneficially) 5% or more of a Class of a Fund's outstanding securities:

---------------------------------------- -------------------------------------------------------- --------------------
Name                                     Fund                                                     Percent Owned
---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Thrivent Financial for Lutherans         AAL Aggressive Growth Fund - Institutional Class                      94.35%
(including its wholly-owned subsidiary   AAL Bond Fund - Institutional Fund                                     6.43%
companies)                               AAL Money Market - Institutional Class                                11.61%
625 Fourth Avenue South                  AAL Equity Income Fund - Institutional Class                           5.07%
Minneapolis, MN  55415                   AAL International Fund - Institutional Class                          32.19%
                                         AAL Small Cap Stock Fund - Institutional Class                        16.32%
                                         AAL High Yield Bond Fund - Institutional Class                        36.49%
                                         AAL Technology Stock Fund - Institutional Class                       95.12%
                                         AAL Small Cap Value Fund - Institutional Class                        38.83%
                                         LB Money Market Fund - Institutional Class                            42.97%
                                         LB Money Market Fund - Class B                                         6.55%
                                         LB Limited Maturity Bond Fund - Class B                               41.82%
                                         LB Limited Maturity Bond Fund - Institutional Class                   55.02%
                                         LB Value Fund - Institutional Class                                   97.01%

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Thrivent Mutual Funds                    AAL Money Market Fund - Institutional Class                           53.10%
625 Fourth Avenue South
Minneapolis, MN  55415

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Mitra & Co.                              AAL Mid Cap Stock Fund - Institutional Class                          73.30%
M & I Trust Company                      AAL Balanced Fund - Institutional Class                               95.81%
1000 N Water Street FL                   AAL Bond Index Fund - Institutional Class                             11.61%
Milwaukee, WI 53202-6648                 AAL Bond Fund - Institutional Class                                   26.20%
                                         AAL Capital Growth Fund - Institutional Class                         69.56%
                                         AAL Equity Income Fund - Institutional Class                          69.07%
                                         AAL Large Company Index Fund - Institutional Class                    83.02%
                                         AAL Mid Cap Index Fund - Institutional Class                          57.68%
                                         AAL Small Cap Value Fund - Institutional Class                        57.34%

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Miter & Co.                              AAL Bond Index Fund  - Institutional Class                            37.11%
Marshall & Ilsley Trust Com.             AAL Municipal Bond Fund - Institutional Class                         13.76%
PO Box 2977                              AAL Bond Fund   Institutional Class                                   18.11%
Milwaukee, WI 53201-2977                 LB Opportunity Growth Fund - Institutional Class                      25.59%
                                         LB Limited Maturity Bond Fund - Institutional Class                    8.88%
                                         LB High Yield Fund - Institutional Class                              17.69%

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Lutheran Community Foundation            AAL Bond Index Fund  - Institutional Class                            21.42%
625 4th Ave So #200                      AAL Mid Cap Index Fund - Institutional Class                          17.00%
Minneapolis, MN 55415-1624               LB Fund - Institutional Class                                         63.82%
                                         LB Income Fund - Institutional Class                                  47.61%
                                         LB Mid Growth Fund - Institutional Class                              63.90%
                                         LB World Growth Fund - Institutional Class                            95.77%

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
WELS Foundation Inc.                     AAL Bond Index Fund  - Institutional Class                             8.77%
As Trustee For Charitable Trusts         AAL Bond Fund - Institutional Class                                    6.73%
M&I Trust Co                             AAL International Fund - Institutional Class                          13.63%
1000 N Water Street FL 14                AAL High Yield Bond Fund - Institutional Class                        25.09%
Milwaukee, WI 55302-6648                 AAL Equity Income Fund - Institutional Class                           5.37%

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Maril & Co                               AAL Bond Index Fund  - Institutional Class                             6.64%
Marshall & Ilsley Trust Company          AAL Municipal Bond Fund - Institutional Class                         78.19%
2929 N Mayfair Road                      AAL Bond Fund - Institutional Class                                   15.09%
Milwaukee, WI 53222-4301                 AAL Money Market Fund - Institutional Class                           10.54%
                                         AAL International Fund - Institutional Class                          30.01%
                                         AAL Small Cap Stock Fund - Institutional Class                        11.42%
                                         AAL Mid Cap Index Fund - Institutional Class                           7.43%
                                         LB Municipal Bond Fund - Institutional Class                           6.90%

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Lutheran University Association          AAL Bond Index Fund  - Institutional Class                             5.04%
DBA Valparaiso University
PO Box 2977
Milwaukee, WI 53201-2977

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Messiah Lutheran Church                  AAL Municipal Bond Fund - Institutional Class                          5.54%
C/O Marshall & Isley Trust Co.
PO Box 2977
Milwaukee, WI 53201-2977

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Augsburg Fortress Publishers             AAL Bond Fund - Institutional Class                                    6.97%
100 S 5th Street STE 700                 LB Growth Fund - Institutional Class                                  80.57%
C/O Marshall & Isley Trust Co
PO Box 2977
Milwaukee, WI 53201-2977
---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
National City Bank Trust                 AAL Small Cap Stock Fund - Institutional Class                        39.29%
FBO Lutheran Foundation Inc.
2929 N Mayfair RD
Milwaukee, WI 53222-4301

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Kissinger Lutheran Church                AAL High Yield Bond Fund - Institutional Class                        21.74%
715 Berkshire Blvd
2929 N Mayfair RD-4301
Milwaukee, WI 53201-4301

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
David A. Binder,Trustee                  AAL High Yield Bond Fund - Institutional Class                         5.11%
Carole A. Binder Revocable Trust
Wyomissing, PA 19610-1257

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Wayne W. Wentland                        LB Money Market Fund - Class B                                         5.22%
Nedra G. Wentland
Joint Owners
508 Circle Avenue
Forest Park, Illinois 60130-1931

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Charles F. Puckhaber                     LB Limited Maturity Bond Fund - Class B                               10.54%
Dana L. Puckhaber
Joint Owners
1852 Silver Leaf Drive
Loveland, CO 80538-4234

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Bethesda Lutheran Homes and Services     LB Growth Fund - Institutional Class                                   8.64%
700 Hoffman Drive                        LB Mid Cap Growth Fund - Institutional Class                           6.47%
Minneapolis, MN 55415-1624

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Calahan Family Partnership               LB Municipal Bond Fund - Institutional Class                          37.00%
C/O Julie Bauer
6314 Hillview Way
Missoula, MT 59803-3373

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Better Vision Optical Company            LB Municipal Bond Fund - Institutional Class                          10.34%
125 S 4th Street
Dekalb, Il 60115-3766

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Stoner Homesteader Farms Inc.            LB Municipal Bond Fund - Institutional Class                          10.14%
Rural Box 355
Outlook, MT 59252

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Paul & Ralph Efthmious                   LB Municipal Bond Fund - Institutional Class                          10.10%
DBA P & R Oil Company
16 W Tioga St
Spencer, WY 14883-9583

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Hawkeye Telephone Company                LB Municipal Bond Fund - Institutional Class                           9.72%
C/O Chuck Gray
20887 U Avenue
Hawkeye, IA 52147-8211

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
J G L Farms Inc.                         LB Municipal Bond Fund - Institutional Class                           7.73%
C/O Thomas Johnson
501 Sunset Blvd.
Conrad, MT 59425-1714
---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Brayer Family Partnership                LB Municipal Bond Fund -  Institutional Class                          5.16%
30 School House Lane
Rochester, NY 14618-3232

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
SEI Private Trust Company                LB Opportunity Growth Fund - Institutional Class                       5.08%
C/O Luthercare 370
One Freedom Valley Drive
Oaks, PA 19456

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Sowles Properties                        LB Opportunity Growth Fund -  Institutional Class                     32.18%
Limited Partnership
3045 Sibley Memorial HWY #120
St. Paul, MN 55121-1502

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
St. Matthew's Church                     LB Opportunity Growth Fund - Institutional Class                      23.13%
Endowment Fund
3281 16th Street
San Francisco, CA 94103-3323

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Christ Church Lutheran Brotherhood       LB Opportunity Growth Fund - Institutional Class                      16.53%
Endowment Fund
1090 Quintara Street
San Francisco, CA 94116-1268

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Southeastern Pennsylvania Synod ELCA     LB Money Market Fund - Institutional Class                             8.83%
506 Haws Avenue
Norristown, PA 19401-4543

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
First Evangelical Lutheran Church        LB Money Market Fund - Institutional Class                             8.35%
600 Homer Avenue
Palo Alto, CA 94301-2827

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Morning Star Lutheran Church             LB Money Market Fund - Institutional Class                             6.41%
12509 Idlewild Road
Matthews, NC 28105-0840

---------------------------------------- -------------------------------------------------------- --------------------
---------------------------------------- -------------------------------------------------------- --------------------
Holy Spirit Lutheran Church              LB Limited Maturity Bond Fund - Institutional Class                    5.91%
10021 NE 124th Street
Kirkland, WA 98034-6725

---------------------------------------- -------------------------------------------------------- --------------------

Management Ownership

As of June 30, 2004, the officers and Trustees as a group owned less than 1% of a Fund's share Class.

INVESTMENT ADVISORY SERVICES

Investment Adviser

The Funds' investment adviser,  Thrivent Investment  Management Inc. ("Thrivent Investment Mgt."), was organized as a Delaware  corporation  on July 29,  1986.  Thrivent  Investment  Mgt. is a  wholly-owned  subsidiary  of Thrivent
Financial Holdings,  Inc., which, in turn, is a wholly-owned  subsidiary of Thrivent Financial, a fraternal benefit society.  The officers and directors of Thrivent  Investment  Mgt. who are affiliated  with the Trust are set forth below under "Affiliated Persons".

Investment  decisions  for each of the Funds  (except  Thrivent  Partner  Small Cap Value  Fund,  Thrivent  Partner
International  Stock Fund, and Thrivent Partner High Yield Fund) are made by Thrivent  Investment Mgt.,  subject to the overall  direction of the Board of Trustees.  Thrivent  Investment Mgt. also provides  investment  research and supervision of each of the Funds'  investments  (except  Thrivent  Partner Small Cap Value Fund,  Thrivent  Partner
International  Stock Fund,  and Thrivent  Partner High Yield Fund) and conducts a continuous  program of investment evaluation and appropriate disposition and reinvestment of their assets.

Investment Subadvisers

Thrivent  Investment Mgt. has engaged the following  subadvisers for Partner Small Cap Value Fund, Thrivent Partner
International  Stock Fund, and Thrivent Partner High Yield Fund.  Investment  decisions for those Funds are made by the subadvisers, subject to the overall direction of the Board of Trustees and Thrivent Investment Mgt.

Thrivent Partner Small Cap Value Fund

Investment  decisions  for Thrivent  Partner Small Cap Value Fund are made by T. Rowe Price  Associates,  Inc. ("T.
Rowe  Price"),  located at 100 East Pratt Street,  Baltimore,  Maryland  21202.  T. Rowe Price has over 65 years of investment  management  experience and approximately  $190 billion total assets under management as of December 31,
2003.

Thrivent Partner International Stock Fund

Investment  decisions  for Thrivent  Partner  International  Stock Fund are made by Mercator  Asset  Management  LP
("Mercator")  and T. Rowe Price  International,  Inc.  ("Price  International").  Mercator  is located at 5200 Town
Center  Circle,  Suite 550, Boca Raton,  Florida 33486,  and was founded in 1984.  Mercator  manages  international equity  funds for  institutional  clients,  including  corporate  and  public  retirement  plans,  endowments,  and foundations.  As of December 31, 2003,  Mercator managed  approximately  $6.6 billion in assets including  separate accounts,  commingled  funds and a mutual fund.  Price  International,  an  affiliate of T. Rowe Price  Associates,
Inc.,  is located at 100 East Pratt  Street,  Baltimore,  Maryland  21202 to  subadvise  a portion of the  Thrivent
Partner  International  Stock Fund.  Price  International is one of the world's largest  international  mutual fund asset managers with the U.S.  equivalent of  approximately  $22.9 billion as of December 31, 2003 in its offices in
Baltimore, London, Tokyo, Singapore, Paris, Hong Kong and Buenos Aires.

Affiliated Persons

The following  directors and officers of Thrivent  Investment Mgt., the Funds' investment  adviser,  are affiliated with the Trust:

---------------------------------------- -------------------------------------- --------------------------------------
Affiliated Person                        Position with Fund                     Position with Thrivent Investment Mgt.
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Pamela J. Moret                          President                              Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Russell W. Swansen                       Vice President                         Senior Vice President and Chief
                                                                                Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
James E. Nelson                          Secretary                              Vice President and Assistant
                                                                                Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Charles D. Gariboldi                     Treasurer                              Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Frederick P. Johnson                     Vice President                         Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marnie Loomans-Theucks                   Vice President                         Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Thomas R. Mischka                        Vice President and Anti-Money          Vice President
                                         Laundering Officer
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Brett L. Agnew                           Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
John C. Bjork                            Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Marlene J. Nogle                         Assistant Secretary                    Assistant Secretary
---------------------------------------- -------------------------------------- --------------------------------------

The Advisory and Subadvisory Agreements

The advisory  agreement provides that Thrivent  Investment Mgt. will provide overall investment  supervision of the assets of each Fund.  Thrivent  Investment Mgt.  furnishes and pays for all office space and facilities,  equipment and clerical personnel  necessary for carrying out the adviser's duties under the advisory  agreement.  The adviser also pays all  compensation  of Trustees,  officers and  employees  of the Trust who are the  adviser's  affiliated persons.  All costs and expenses not expressly assumed by the adviser under the advisory  agreement are paid by the
Funds,  including,  but not limited to: (a) interest and taxes; (b) brokerage commissions;  (c) insurance premiums;
(d) compensation  and expenses of the Funds' Trustees other than those  affiliated with the adviser;  (e) legal and audit expenses;  (f) fees and expenses of the Trust's  custodian and transfer agent;  (g) expenses  incident to the issuance  of the  Trust's  shares,  including  stock  certificates  and  issuance  of shares on the  payment of, or reinvestment of, dividends;  (h) fees and expenses  incident to the registration  under Federal or state securities laws of the Trust or its shares;  (i) expenses of  preparing,  printing  and mailing  reports and notices and proxy material  to the  Trust's  shareholders;  (j) all other  expenses  incidental  to holding  meetings  of the Trust's shareholders;  (k) dues or assessments of or  contributions to the Investment  Company  Institute or its successor, or other industry  organizations;  (l) such non-recurring expenses as may arise, including litigation affecting the
Trust and the legal  obligations  that the Trust may have to  indemnify  its  officers  and  Trustees  with respect thereto;  and (m) all expenses that the Trust agrees to bear in any  distribution  agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory  agreement and  subadvisory  agreements will continue in effect from year to year only so long as such continuances  are  specifically  approved at least  annually by the Board of Trustees.  The vote for approval  must include the  approval of a majority of the  Trustees who are not  interested  persons (as defined in the Act).  The advisory and  subadvisory  agreements  terminate  automatically  upon  assignment.  The advisory  agreement is also terminable  at any time  without  penalty by the Board of  Trustees  or by vote of the holders of a majority of the outstanding  voting  securities  of the Trust.  With respect to a  particular  Fund,  the  advisory or  subadvisory agreement,  if any,  is  terminable  at any time  without  penalty  by the  Board of  Trustees  or by the vote of a majority of the  outstanding  shares of such Fund.  The adviser may  terminate  the  agreement  on 60 days  written notice to the Trust.

Board Approval of Investment Advisory Agreement and the Investment Subadvisory Agreement

On August 28, 2003, the Board of Trustees,  including the Independent  Trustees,  unanimously  voted to approve the current  investment  advisory  agreement  between  Thrivent  Investment  Mgt.  and the Trust (for each Fund  except
Thrivent Mid Cap Growth Fund,  Thrivent High Yield Fund,  Thrivent Income Fund, and Thrivent  Limited Maturity Bond
Fund).  On November 12, 2003,  the Board of Trustees,  including the  Independent  Trustees,  unanimously  voted to approve the current investment  advisory  agreement between Thrivent  Investment Mgt. and the Trust with respect to
Thrivent Mid Cap Growth Fund,  Thrivent High Yield Fund,  Thrivent Income Fund, and Thrivent  Limited Maturity Bond
Fund.  On February 11, 2004,  the Board of Trustees,  including  the  Independent  Trustees,  unanimously  voted to approve the current  investment  subadvisory  agreements with respect to Thrivent  Partner Small Cap Value Fund and
Thrivent  Partner  International  Stock Fund.  In  connection  with its  consideration  of the  current  investment advisory  agreement,  the Board of Trustees  evaluated the  performance of each Fund in comparison to its index and peer group of comparable  mutual funds.  The Board of Trustees  also  reviewed  information  regarding the advisory fees and the total operating  expenses of each Fund,  including the proposed expense  reimbursement and comparative information  with respect to its peer group of comparable  mutual funds.  The Trustees also reviewed  profitability information  regarding  Thrivent  Investment Mgt. In connection with its  consideration of the current  subadvisory agreement  with T. Rowe Price with respect to Thrivent Partner Small Cap Value Fund, the Board of Trustees reviewed an in-person presentation by T. Rowe Price  and  information  regarding  the  investment  personnel  and  portfolio management  approach of T. Rowe Price,  the  performance  and style  consistency of comparable  funds managed by T.
Rowe Price,  and the subadvisory fee structure.  In connection with its  consideration  of the current  subadvisory agreements with Mercator and Price  International  with respect to Thrivent Partner  International  Stock Fund, the
Board of Trustees reviewed an in-person  presentation by Mercator regarding the investment  personnel and portfolio management  approach of Mercator,  the  performance  and style  consistency  of Mercator in managing  international portfolios,  a due diligence  report and  performance  information  regarding Price  International's  management of
Lutheran  Brotherhood World Growth Fund, and information  describing the effect of using a growth style manager and a value style  manager for Thrivent  Partner  International  Stock Fund.  After  reviewing all of these factors the
Board  unanimously  approved the current  investment  advisory  agreement  and the current  investment  subadvisory agreements.

Advisory Fees

The advisory contract between Thrivent  Investment Mgt. and the Trust provides for the following  advisory fees for each class of shares of a Fund, expressed as an annual rate of average daily net assets:

                                             Thrivent Technology Fund/1/

         0.75 of 1% of average daily net assets.

                                      Thrivent Partner Small Cap Value Fund/2/

         0.70 of 1% of the average daily net assets.

                                           Thrivent Small Cap Stock Fund

         0.70 of 1% on the first $200 million of average  daily net assets,  0.65 of 1% of average daily net assets of the next $800  million  of average  daily net  assets,  0.60 of 1% on the next $1.5  billion of average daily net assets;  0.55 of 1% on the next $2.5  billion of average  daily net  assets;  and 0.525 of 1% of average daily net assets over $5 billion

                                          Thrivent Small Cap Index Fund/3/

         0.25 of 1% of average daily net assets.

                                           Thrivent Mid Cap Growth Fund/4/

         0.45 of 1% on the first $100  million of average  daily net  assets,  0.40 of 1% of daily net assets  over
         $100  million but not more than $250  million,  0.35 of 1% of daily net assets  over $250  million but not more than $500  million,  0.30 of 1% of daily net assets  over $500  million but not more than $1 billion, and 0.25 of 1% of average net assets over $1 billion.

                                            Thrivent Mid Cap Stock Fund

         0.70 of 1% on the first $200 million of average  daily net assets,  0.65 of 1% of average daily net assets of the next $800  million  of average  daily net  assets,  0.60 of 1% on the next $1.5  billion of average daily net assets;  0.55 of 1% on the next $2.5  billion of average  daily net  assets;  and 0.525 of 1% of average daily net assets over $5 billion.

                                           Thrivent Mid Cap Index Fund/5/

         0.25 of 1% of average daily net assets.

                                           Thrivent Mid Cap Index Fund-I

         0.25 of 1% on the first $50  million  of average  daily net  assets  and 0.20 of 1% of  average  daily net assets over $50 million.

                                    Thrivent Partner International Stock Fund/6/

         0.65 of 1% on the first $50  million  of average  daily net  assets  and 0.60 of 1% of  average  daily net assets over $50 million.

                                          Thrivent Large Cap Growth Fund/7/

         0.75 of 1% on the first $500 million of average  daily net assets,  0.70 of 1% on the next $500 million of average daily net assets;  0.65 of 1% on the next $1.5 billion of average daily net assets;  0.60 of 1% on the next $2.5  billion  of  average  daily net  assets;  and 0.575 of 1% of  average  net  assets  over $5 billion.

                                           Thrivent Large Cap Value Fund

         0.45 of 1% of average daily net assets.

                                          Thrivent Large Cap Stock Fund/8/

         0.65 of 1% on the first $500  million of average  daily net assets,  0.575 of 1% on the next $500  million of average daily net assets,  and 0.50 of 1% on the next $1 billion of average daily net assets,  0.475 of
         1% on the next $500  million of average  daily net assets,  0.45 of 1% on the next $2.5 billion of average daily net assets, and 0.425 of 1% of average daily net assets over $5 billion.

                                          Thrivent Large Cap Index Fund/9/

         0.25 of 1% of average daily net assets.

                                          Thrivent Large Cap Index Fund-I

         0.25 of 1% on the first $50  million  of average  daily net  assets  and 0.175 of 1% of average  daily net assets over $50 million.

                                              Thrivent Balanced Fund

         0.55 of 1% on the first $500 million of average  daily net assets;  0.50 of 1% on the next $500 million of average  daily net assets;  0.475 of 1% on the next $1.5 billion of average  daily net assets;  0.45 of 1%
         on the next $2.5  billion of average  daily net assets;  and 0.425 of 1% of average  daily net assets over
         $5 billion.

                                            Thrivent High Yield Fund/10/

         0.40 of 1% on the first $500 million of average daily net assets, 0.35 of 1% of daily net assets over
         $500 million but not more than $1 billion, and 0.30 of 1 % of average net assets over $1 billion.

                                         Thrivent Partner High Yield Fund

         0.55 of 1% of average daily net assets.

                                          Thrivent Municipal Bond Fund/11/

         0.45 on the first $500  million  of 1% of average  daily  assets;  0.40 of 1% on the next $500  million of average  daily net assets;  0.35 of 1% on the next $1.5 billion of average  daily net assets;  0.325 of 1%
         on the next $2.5 billion of average  daily net assets;  and 0.30 of 1% of average daily net assets over $5 billion.

                                              Thrivent Income Fund/12/

         0.35 of 1% on the first $500 million of average daily net assets, 0.325 of 1% of daily net assets over
         $500 million but not more than $1 billion, and 0.30 of 1% of daily net assets over $1 billion.

                                              Thrivent Core Bond Fund

         0.45 of 1% on the first $500 million of average  daily net assets;  0.40 of 1% on the next $500 million of average  daily net assets;  0.375 of 1% on the next $1.5 billion of average  daily net assets;  0.35 of 1%
         on the next $2.5  billion of average  daily net assets;  and 0.325 of 1% of average  daily net assets over
         $5 billion.

                                            Thrivent Bond Index Fund-I

         0.25 of 1% on the first $50  million  of average  daily net  assets  and 0.175 of 1% of average  daily net assets over $50 million.

                                       Thrivent Limited Maturity Bond Fund/13/

         0.30 of 1% on the first $500 million of average daily net assets, 0.275 of 1% of daily net assets over
         $500 million but not more than $1 billion, and 0.25 of 1% of daily net assets over $1 billion.

                                           Thrivent Money Market Fund/14/

         0.50 of 1 % on the first $500  million of average  daily net assets,  0.40 of 1% on the next $250  million of average  daily net assets;  0.35 of 1% on the next $250 million of average  daily net assets;  0.325 of
         1% on the next $1.5  billion of average  daily net assets;  0.30 of 1% on the next $2.5 billion of average daily net assets; and 0.275 of 1% of average daily net assets over $5 billion.

/1/Thrivent  Investment  Mgt. has  contractually  agreed,  through at least  December 31, 2004, to reimburse  certain expenses  associated with operating  Thrivent  Technology Fund equal in the aggregate to 0.50% of the average daily net  assets  of the Class A shares of the Fund and 1.0% of the  average  daily net  assets of the Class B shares of the Fund.

/2/Thrivent  Investment  Mgt. has  contractually  agreed,  through at least  December 31, 2004, to reimburse  certain expenses  associated  with operating  Thrivent  Partner Small Cap Value Fund equal in the aggregate to 0.50% of the average daily net assets of the Fund.

/3/Thrivent  Investment  Mgt. has  contractually  agreed,  through at least  July 31, 2005, to reimburse  certain expenses  associated with operating  Thrivent Small Cap Index Fund in order to limit the net operating  expenses to an annual rate of 0.95%  of the average daily net assets of the Fund.

/4/Thrivent  Investment  Mgt. has  voluntarily  agreed,  through at least  December 31,  2004,  to reimburse  certain expenses  associated  with  operating  Class B shares of  Thrivent  Mid Cap  Growth  Fund in order to limit the net operating expenses to an annual rate of 2.69% of the average daily net assets of Class B shares of  the Fund.

/5/Thrivent  Investment  Mgt. has  contractually  agreed,  through at least  July 31, 2005, to reimburse  certain expenses  associated  with  operating  Thrivent Mid Cap Index Fund in order to limit the net operating  expenses to an annual rate of 0.90%  of the average daily net assets of the  Fund.

/6/Thrivent  Investment  Mgt. has  voluntarily  agreed,  through at least  December 31,  2004,  to reimburse  certain expenses  associated with operating Class B shares of Thrivent Partner  International  Stock Fund in order to limit the net operating expenses to an annual rate of 2.75% of the average daily net assets of the Class B shares Fund.

/7/Thrivent  Investment  Mgt. has  contractually  agreed,  through at least  December 31, 2005, to reimburse  certain expenses  associated  with operating  Thrivent Large Cap Growth Fund equal in the aggregate to 0.80% of the average daily net assets of the Fund.  Thrivent  Investment  Mgt. has also agreed,  through at least  December 31, 2004, to reimburse  certain  expenses  associated  with operating  Class B shares of Thrivent Large Cap Growth Fund equal in order to limit net fund  operating  expenses to 3.31% of the average  daily net assets of the Class B shares of the
Fund.

/8/Thrivent  Investment  Mgt. has  voluntarily  agreed,  through at least  December 31,  2004,  to reimburse  certain expenses  associated  with  operating  Class B shares of  Thrivent  Large Cap Stock  Fund in order to limit the net operating expenses to an annual rate of 1.89% of the average daily net assets of Class B shares of  the Fund.

/9/Thrivent  Investment  Mgt. has  contractually  agreed,  through at least  July 31, 2005, to reimburse  certain expenses  associated  with  operating  Thrivent  Large Cap Index Fund in order to limit the net operating  expenses to an annual rate of 0.60%  of the average daily net assets of the Fund.

/10/Thrivent  Investment  Mgt. has  voluntarily  agreed,  through at least  December 31, 2004,  to reimburse  certain expenses  associated  with  operating  Class B shares  of  Thrivent  High  Yield  Fund in  order  to limit  the net operating expenses to an annual rate of 1.77% of the average daily net assets of Class B shares of  the Fund.

/11/Thrivent  Investment  Mgt. has  voluntarily  agreed,  through at least  December 31, 2004,  to reimburse  certain expenses  associated  with  operating  Class B shares  of  Thrivent  Municipal  Bond Fund in order to limit the net operating expenses to an annual rate of 1.47% of the average daily net assets of Class B shares of  the Fund.

/12/Thrivent  Investment  Mgt. has  voluntarily  agreed,  through at least  December 31, 2004,  to reimburse  certain expenses  associated  with  operating  Class B shares of Thrivent  Income Fund in order to limit the net  operating expenses to an annual rate of 1.63% of the average daily net assets of Class B shares of  the Fund.

/13/Thrivent  Investment  Mgt. has  voluntarily  agreed,  through at least  December 31, 2004,  to reimburse  certain expenses  associated  with operating  Class B shares of Thrivent  Limited  Maturity Bond Fund in order to limit the net operating expenses to an annual rate of 0.96% of the average daily net assets of Class B shares of  the Fund.

/14/Thrivent  Investment  Mgt. has  contractually  agreed,  through at least December 31, 2005, to reimburse  certain expenses  associated  with operating  Thrivent Money Market Fund equal in the aggregate  0.10% of the average daily net assets of the Fund.  Thrivent  Investment  Mgt.  also has  voluntarily  agreed,  through at least  December 31,
2004, to reimburse  certain  expenses  associated with operating Class B shares of Thrivent Money Market Fund equal in order to limit net  operating  expenses  to 1.01% of the  average  daily net assets of the Class B shares of the
Fund.

Certain of the Funds invest their short-term assets in Thrivent Money Market Fund.   For any Fund with short-term
investments in Thrivent Money Market Fund, Thrivent Investment Mgt. reimburses an amount equal to the larger of the amount of the advisory fee for that Fund or the amount of the advisory fee which is charged to the Fund for its investment in Thrivent Money Market Fund.

The following tables show the total dollar amounts each Fund paid during its past three fiscal years to Thrivent
Investment Mgt. (before giving effect to any expense reimbursements):

--------------------------------------------- --------------------- --------------------- ---------------------
Fund                                                4/30/04               4/30/03               4/30/02
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Technology Fund                                  $343,997              $243,729              $308,209
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Partner Small Cap Value Fund                     $361,257              $211,398               $77,084
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Small Cap Stock Fund                           $2,544,598            $2,114,767            $2,230,091
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Small Cap Index Fund                              $78,823               $53,330               $43,882
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Mid Cap Stock Fund                             $5,331,519            $4,862,866            $5,695,996
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Mid Cap Index Fund                                $91,787               $75,179               $59,404
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Mid Cap Index Fund-I                              $69,296               $51,414               $43,958
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Large Cap Stock Fund                          $15,870,199           $15,729,371           $19,959,310
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Large Cap  Index Fund                            $107,033               $78,473               $66,989
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Large Cap Index Fund-I                            $70,363              $138,172              $113,771
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Balanced Fund                                  $2,244,059            $1,823,420            $1,776,745
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Partner High Yield Fund                          $754,661              $647,936              $711,992
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Core Bond Fund                                 $2,403,981            $2,444,043            $2,018,823
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Bond Index Fund                                  $115,666              $174,765               $95,930
--------------------------------------------- --------------------- --------------------- ---------------------
--------------------------------------------- --------------------- --------------------- ---------------------
Thrivent Money Market Fund                              $2,063,046            $2,458,033            $2,459,570
--------------------------------------------- --------------------- --------------------- ---------------------

                                                                10/31/03            10/31/02        10/31/01
Thrivent Mid Cap Growth Fund                                     $585,673           $658,114        $721,439
Thrivent Partner International  Stock Fund                       $648,458           $778,181        $956,747
Thrivent Large Cap Growth Fund                                   $148,697           $159,431        $158,494
Thrivent Large Cap Value Fund                                    $142,285           $143,262        $105,746
Thrivent High Yield Fund                                       $2,287,898         $2,453,032      $2,761,759
Thrivent Income Fund                                           $2,371,254         $2,429,597      $2,367,388
Thrivent Municipal Bond Fund                                   $2,188,961         $2,074,969      $1,929,286
Thrivent Limited Maturity Bond Fund                              $312,216           $219,269        $123,457

The following tables show the total expenses Thrivent Investment Mgt. reimbursed with respect to the Funds for the last three fiscal years:

------------------------------- ---------------------------- ---------------------------- ----------------------------
Fund                               4/30/04                   4/30/03                      4/30/02
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Technology Fund        $382,530                     $108,606                     $16,701
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Partner Small Cap
Value Fund                      $270,371                     $58,435                      $4,072
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Small Cap Stock Fund   $60,648                      $54,110                      $41,246
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Small Cap Index Fund   $67,245                      $11,270                      $193
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Mid Cap Stock Fund     $59,248                      $83,886                      $76,216
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Mid Cap Index Fund     $61,592                      $5,287                       $403
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Mid Cap Index Fund-I   $2,027                       $58,793                      $120,684
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Large Cap Stock Fund   $48,587                      $46,217                      $64,143
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Large Cap  Index Fund  $324,831                     $79,095                      $349
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Large Cap Index        $2,130                       $67,033                      $137,431
Fund-I
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Balanced Fund          $56,079                      $52,062                      $113,789
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Partner High Yield     0                            $121,186                     $219,313
Fund
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Core Bond Fund         $50,241                      $55,749                      $321,550
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Bond Index Fund        $5,549                       $65,482                      $136,252
------------------------------- ---------------------------- ---------------------------- ----------------------------
------------------------------- ---------------------------- ---------------------------- ----------------------------
Thrivent Money Market Fund      $336,749                     $653,316                     $828,210
------------------------------- ---------------------------- ---------------------------- ----------------------------

                                                                 10/31/03           10/31/02      10/31/01
Thrivent Mid Cap Growth Fund                                      $86,176           $532,100      $483,464

Thrivent Partner International Stock Fund                        $105,968           $219,636      $222,966

Thrivent Large Cap Growth Fund                                   $405,908           $243,836      $238,416

Thrivent Large Cap Value Fund                                    $279,358           $232,800      $164,059

Thrivent High Yield Fund                                          $11,445                  0       $61,543

Thrivent Income Fund                                              $94,400           $354,553      $344,983

Thrivent Municipal Bond Fund                                       $3,281                  0       $48,229

Thrivent Limited Maturity Bond Fund                              $208,221           $219,269      $112,159

Subadvisory Fees

Thrivent  Investment Mgt. pays T. Rowe Price an annual  subadvisory  fee for the performance of subadvisory  serves for Thrivent  Partner Small Cap Value Fund.  The fee payable is equal to 0.60% of Thrivent  Partner Small Cap Value
Fund 's average daily net assets.

Thrivent  Investment Mgt. pays Mercator an annual  subadvisory  fee for the  performance of subadvisory  serves for
Thrivent  Partner  International  Stock Fund. The fee payable is equal to 0.47% of Thrivent  Partner  International
Stock Fund 's average daily net assets.

Thrivent  Investment  Mgt. pays Price  International  an annual  subadvisory fee for the performance of subadvisory serves for  Thrivent  Partner  International  Stock  Fund.  The fee  payable is equal to the  following  percentage of  Thrivent Partner International Stock Fund 's  average daily net assets:

                  0.75% on the first $20 million of average daily net assets
                  0.60% on the next $30 million of average daily net assets
                  0.50% on the next $150 million of average daily net assets
                  0.50% of all average daily net assets when assets exceed $200 million/1/
                  0.45% of all average daily net assets when assets exceed $500 million/1/

/1/ When  average  daily net assets  exceed this  amount,  the annual rate is  applicable  to all amounts in Thrivent
Partner  International  Stock Fund.  For  purposes of  determining  breakpoints,  assets  invested in the  Thrivent
Partner  International  Stock Portfolio of Thrivent Series Fund, Inc. will be included in determining average daily net assets.

Code of Ethics

The Trust,  Thrivent Investment Mgt., Mercator,  T. Rowe Price, and Price International have each adopted a code of ethics  pursuant to the  requirements  of the 1940 Act. Under the Codes of Ethics,  personnel are only permitted to engage in personal  securities  transactions  in  accordance  with  certain  conditions  relating to such  person's position,  the identity of the  security,  the timing of the  transaction,  and similar  factors.  Transactions  in securities that may be held by the Funds are permitted,  subject to compliance  with  applicable  provisions of the
Code.  Personal  securities  transactions must be reported quarterly and broker  confirmations of such transactions must be provided for review.

Proxy Voting Policies

The Trust has adopted the proxy  voting  policies of Thrivent  Financial  for  Lutherans  and  Thrivent  Investment
Management, Inc.  Those policies, and the proxy voting policies of its subadvisers, are included in Appendix A.

UNDERWRITING AND DISTRIBUTION SERVICES

The Funds' principal  underwriter and distributor,  Thrivent Investment Mgt., is a Delaware  corporation  organized in 1986.  Thrivent Investment Mgt. is an indirect  wholly-owned  subsidiary of Thrivent Financial for Lutherans and is located at 625 Fourth  Avenue  South,  Minneapolis,  Minnesota  55415.  The officers  and  directors of Thrivent
Investment  Mgt. who are affiliated  with the Trust are set forth under  "Investment  Advisory  Services-Affiliated
Persons".  Under an amended  Distribution  Contract dated June 15, 1997, as amended (the "Distribution  Contract"),
Thrivent  Investment  Mgt.  is granted  the right to sell Class A, Class B and  Institutional  Class  shares of the
Funds as agent for the Trust.  Thrivent  Investment  Mgt.  offers the Funds' shares for sale on a continuous  basis through its sales force and has agreed to use its best efforts to secure purchasers for the shares of the Funds.

The Distribution  Contract was initially  approved by the Board of Trustees including a majority of the Independent
Trustees,  on June 15, 1997,  and will continue in effect from year to year so long as its  continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

Underwriting Commissions

Thrivent  Investment  Mgt.  does not receive  compensation  in  connection  with  redemptions  and  repurchases  or brokerage  commissions  for  Class A or Class B  shares.  The  amount  of  underwriting  commissions  received  and retained by Thrivent Investment Mgt. for the past three fiscal years of the Funds were as follows:

                                             Underwriting Commissions
                                                  Class A Shares

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Technology  Fund                     Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $303,036                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $231,270                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $442,649                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner Small Cap Value Fund         Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $374,794                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $344,892                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $376,646                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund                Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $1,163,933                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $  976,857                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $1,449,475                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap Index Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $215,589                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $137,413                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $135,192                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund                  Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $336,563                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $362,089                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $921,970                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund                   Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $1,659,377                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $1,422,738                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $2,165,026                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Index Fund                   Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $298,345                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $215,205                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $220,874                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner International Stock Fund     Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $123,938                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $150,413                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $299,680                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Growth Fund                Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $167,409                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $158,027                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $391,851                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Value Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $190,590                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $231,749                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $273,871                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Stock Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $5,362,828                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $4,166,528                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $6,726,097                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Index Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $549,571                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $250,517                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $304,845                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Balanced Fund                        Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $1,211,572                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $  811,265                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $1,424,483                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent High Yield Fund                      Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $1,284,559                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $1,330,888                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $2,155,441                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner High Yield Fund              Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $725,095                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $256,535                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $340,491                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Municipal Bond Fund                  Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $1,339,299                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $1,297,562                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $1,089,562                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Income Fund                          Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $  862,836                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $1,049,380                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $1,200,395                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Core Bond Fund                       Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $1,274,413                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $1,682,660                  $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $2,228,142                  $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Limited Maturity Bond Fund           Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $0                          $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $0                          $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $0                          $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Money Market Fund                    Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $125                        $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $0                          $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $0                          $0
        ---------------------------------------- --------------------------- ---------------------------

                                             Underwriting Commissions
                                                  Class B Shares

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Technology Fund                      Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $4,219                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $2,982                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $1,212                      $0
        ---------------------------------------- --------------------------- ---------------------------

    -------------------------------------------- --------------------------- ---------------------------
    Thrivent Partner Small Cap Value Fund        Aggregate Commissions       Retained Commissions
    -------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $2,461                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $2,663                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $  123                      $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund                Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $26,867                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $27,878                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $22,925                     $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Small Cap Index Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $2,110                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $1,220                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $1,911                      $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund                  Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $59,609                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $49,871                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $42,354                     $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund                   Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $26,201                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $28,747                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $23,929                     $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Mid Cap Index Fund                   Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $4,587                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $3,579                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $  722                      $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner International Stock Fund     Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $20,499                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $16,478                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $18,404                     $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Growth Fund                Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $21,065                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $17,787                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $9,198                      $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Value Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $17,670                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $8,677                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $5,126                      $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Stock Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $106,280                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $129,365                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $128,939                    $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Large Cap Index Fund                 Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $5,227                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $2,244                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $  637                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Balanced Fund                        Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $23,689                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $32,252                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $22,302                     $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent High Yield Fund                      Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $56,681                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $66,520                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $57,347                     $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Partner High Yield Fund              Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $7,370                      $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $113,844                    $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $7,687                      $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Municipal Bond Fund                  Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $42,685                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $38,083                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $25,049                     $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Income Fund                          Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $64,594                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $53,431                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $32,036                     $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Core Bond Fund                       Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $36,679                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $12,471                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $7,527                      $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund          Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/03                                 $0                          $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/02                                 $0                          $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        10/31/01                                 $0                          $0
        ---------------------------------------- --------------------------- ---------------------------

   --------------------------------------------- --------------------------- ---------------------------
   Thrivent Money Market Fund                    Aggregate Commissions       Retained Commissions
   --------------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/04                                  $12,709                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/03                                  $25,740                     $0
        ---------------------------------------- --------------------------- ---------------------------
        ---------------------------------------- --------------------------- ---------------------------
        4/30/02                                  $16,516                     $0
        ---------------------------------------- --------------------------- ---------------------------

12b-1 Distribution Plan

The Trust has  adopted a  Distribution  Plan and  Agreement  pursuant  to Rule 12b-1 under the 1940 Act (the "12b-1
Plan") with respect to the Class A and Class B shares of each Fund.  The 12b-1 Plan  permits,  among other  things, payment by each such Fund for the purpose of:

o        paying  compensation to registered  representatives or other employees of the Thrivent Investment Mgt. Who engage in or support  distribution of the Funds; making payment of sales commissions,  ongoing commissions and other  payments to brokers,  dealers,  financial  institutions  or others who sell shares  pursuant to
         Selling Agreements;

o        reimbursing expenses (including overhead and telephone expenses) of Thrivent Investment Mgt.;

o        providing  training,   marketing  and  support  to  dealers  and  others  with  respect  to  the  sale  of prospectuses,  statements of additional  information,  and shareholder reports;  organizing and conducting sales seminars and making payments in the form of  transactional  compensation or promotional  incentives;
         receiving  and  answering   correspondence   from   prospective   shareholders,   including   distributing
         prospectuses,  statements of additional  information,  and shareholder  reports;  providing  facilities to
         answer  questions  from  prospective  investors  about  the  Funds,   assisting  investors  in  completing
         application  forms and  selecting  dividend and other account  options,  and  providing  other  reasonable assistance in connection with the distribution of the Funds; and

o        providing payment of expenses relating to the formulation and  implementation of marketing  strategies and promotional  activities  such as direct mail  promotions and television,  radio,  newspaper,  magazine and other mass media  advertising;  the  preparation,  printing  and  distribution  of sales  literature;  the preparation,  printing and  distribution  of  prospectuses  of the Trust and reports for recipients  other than  existing  shareholders  of the Trust;  and  obtaining  such  information,  analyses and reports with respect to marketing  and  promotional  activities  and investor  accounts as the Trust may,  from time to time, deem advisable.

The Trust and the Funds are  authorized to engage in the activities  listed above,  and in other  distribution  and services  activities,  either  directly or through other  persons with which the Trust has entered into  agreements pursuant to the 12b-1 Plan.

The 12b-1  Plan  provides  that it may not be  amended  to  increase  materially  the  costs  which a Fund may bear pursuant  to the 12b-1 Plan  without  approval by a 1940 Act  Majority  Vote of the  applicable  Class A or Class B shareholders.  The 12b-1 Plan also  provides that other  material  amendments of the 12b-1 Plan must be approved by the  Trustees,  and by the  Independent  Trustees,  by vote cast in person at a meeting  called for the  purpose of considering such amendments.

While the 12b-1 Plan is in effect,  the selection and nomination of the Independent  Trustees of the Trust has been committed  to the  discretion  of the  Independent  Trustees,  and any  person  who acts as legal  counsel  for the
Independent  Trustees  must  be an  independent  legal  counsel.  The  12b-1  Plan  was  approved  by  the  initial shareholders  of the Trust on September  13, 1988. It is subject to annual  approval,  by the Board of Trustees and by the  Independent  Trustees  by vote cast in person at a meeting  called  for the  purpose of voting on the 12b-1
Plan.  The 12b-1  Plan is  terminable  with  respect to the either the Class A or the Class B shares of any Fund at any time by a vote of a majority of the Independent  Trustees or by 1940 Act Majority Vote of the applicable  Class or Class B  shareholders  of such Fund.  A quarterly  report of the amounts  expended  under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

In  connection  with the services to be provided by Thrivent  Investment  Mgt.  Under the Rule 12b-1 Plan,  Class A
shares of the Funds pay  Thrivent  Investment  Mgt. a fee equal to an annual  rate of 0.25%  (0.125%  for  Thrivent
Money Market Fund) of the average  daily net asset value  represented  by such shares;  Class B shares of the Funds pay Thrivent  Investment  Mgt. a servicing fee equal to an annual rate of 0.25%  (0.125% for Thrivent  Money Market
Fund) of the average daily net asset value  represented  by such shares and (except for Thrivent  Limited  Maturity
Bond Fund) a  distribution  fee equal to an annual rate of 0.75% of the average  daily net asset value  represented by such shares.  The fee is accrued daily and paid monthly.  The amount paid by the Funds to the distributor  under the 12b-1 Plan  for the most recent fiscal year and the manner in which this amount was spent is as follows:

         Thrivent Technology Fund                                        Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                      98,728             35,255
                Expenditures:
                    Compensation to Registered Representatives                   75,742             33,248
                Other                                                            82,545             36,234

         Thrivent Partner Small Cap  Value Fund                          Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                     100,096             44,075
                Expenditures:
                    Compensation to Registered Representatives                   78,621             28,524
                Other                                                           102,147             37,060

         Thrivent Small Cap  Stock Fund                                  Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                     855,598            244,761
                Expenditures:
                    Compensation to Registered Representatives                  719,995            163,395
                Other                                                           371,045             84,205

         Thrivent Small Cap  Index Fund                                  Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                      70,739             32,336
                Expenditures:
                    Compensation to Registered Representatives                   58,857             21,701
                Other                                                            71,148             26,233

         Thrivent Mid Cap Growth  Fund                                   Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                           0            245,517
                Expenditures:
                    Compensation to Registered Representatives                        0            338,446
                Other                                                                 0             41,388

          Thrivent Mid Cap  Stock Fund                                   Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                   1,882,993            257,089
                Expenditures:
                    Compensation to Registered Representatives                1,607,052            178,944
                Other                                                           686,598             78,675

         Thrivent Mid Cap Index Fund                                     Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                      81,290             41,987
                Expenditures:
                    Compensation to Registered Representatives.                  69,283             31,607
                Other                                                            78,584             35,851

         Thrivent Partner International Stock Fund                       Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                     375,442             75,370
                Expenditures:
                    Compensation to Registered Representatives                  330,421             64,518
                Other                                                           188,037             36,716

         Thrivent Large Cap Growth Fund                                  Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                      89,420             36,981
                Expenditures:
                    Compensation to Registered Representatives                   72,908             33,430
                Other                                                            76,061             34,876

         Thrivent Large Cap Value  Fund                                  Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                     575,407             80,231
                Expenditures:
                    Compensation to Registered Representatives                  403,908             59,454
                Other                                                           230,035             33,860

         Thrivent Large Cap Stock Fund                                   Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                   6,971,399            806,654
                Expenditures:
                    Compensation to Registered Representatives                   79,414             31,715
                Other                                                           125,605             50,161

         Thrivent Large Cap Index Fund                                 Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                      96,561             41,885
                Expenditures:
                    Compensation to Registered Representatives                   79,414             31,715
                Other.                                                          125,605             50,161

         Thrivent Balanced Fund                                          Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                     687,595            192,972
                Expenditures:
                    Compensation to Registered Representatives.                 580,429            142,549
                Other                                                           329,455             80,912

         Thrivent  High Yield Fund                                       Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                           0            270,332
                Expenditures:
                    Compensation to Registered Representatives                        0            373,450
                Other                                                                 0             92,369

         Thrivent Partner High Yield Fund                                Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                     318,883             61,146
                Expenditures:
                    Compensation to Registered Representatives                  252,141             54,752
                Other                                                           195,854             42,529

         Thrivent Municipal Bond Fund                                    Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                   1,639,570            129,616
                Expenditures:
                    Compensation to Registered Representatives                1,275,261            107,722
                Other                                                           624,025             52,712

         Thrivent Income Fund                                            Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                           0            240,048
                Expenditures:
                    Compensation to Registered Representatives.                       0            257,553
                Other.                                                                0             57,996

         Thrivent Core Bond Fund                                       Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                   1,225,069            133,975
                Expenditures:
                    Compensation to Registered Representatives                1,054,781            106,763
                Other                                                           448,902             45,437

         Thrivent Limited Maturity Bond Fund                           Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund                                           0                  0
                Expenditures:
                    Compensation to Registered Representatives                        0                  0
                Other                                                                 0                  0

         Thrivent Money Market Fund                                    Class A Shares     Class B Shares
                12b-1 Fees Paid by the Fund0                                    380,636             19,838
                Expenditures:
                    Compensation to Registered Representatives.                 463,354             30,323
                Other                                                           608,388             39,814

OTHER SERVICES

Custodian

The custodian for the Funds is  State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts
02110. The custodian is responsible for holding the Funds' assets.

Transfer Agent

Thrivent  Financial  Investor Services Inc.  ("Thrivent  Financial  Investor  Services"),  625 Fourth Avenue South,
Minneapolis, Minnesota 55415, provides transfer agency services necessary to the Funds.

Administration Contract

Thrivent  Investment  Mgt.  provides  administrative  personnel  and  services  necessary to operate the Funds on a daily basis for a fee equal to 0.02 percent of the Funds'  average  daily net assets.  Each of the Funds other than
Thrivent Mid Cap Growth Fund,  Thrivent Partner  International Stock Fund, Thrivent Large Cap Growth Fund, Thrivent
Large Cap Value Fund,  Thrivent High Yield Fund,  Thrivent Municipal Bond Fund,  Thrivent Income Fund, and Thrivent
Limited  Maturity  Bond Fund began  paying the  administrative  services  fee on January 1, 2004.  Thrivent Mid Cap
Growth Fund,  Thrivent Partner  International  Stock Fund, Thrivent Large Cap Growth Fund, Thrivent Large Cap Value
Fund,  Thrivent High Yield Fund,  Thrivent Municipal Bond Fund, Thrivent Income Fund, and Thrivent Limited Maturity
Bond Fund paid the  administrative  services  fee prior to  January  1,  2004.  The total  dollar  amounts  paid to
Thrivent  Investment Mgt. (and its affiliated  company,  Thrivent  Financial  Investor Services) for administrative services for the last three fiscal years of the Funds are as follows:

   --------------------------------------------- ---------------------------
   Thrivent Technology Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $3,445
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

    -------------------------------------------- ---------------------------
    Thrivent Partner Small Cap Value Fund
    -------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $4,207
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $27,951
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Small Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $2,480
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $27,896
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $36,663
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $33,572
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $57,602
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $2,812
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $2,107
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner International Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $15,825
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $22,437
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $23,380
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Growth Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $7,288
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $9,051
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $7,459
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Value Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $7,406
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $8,684
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $5,287
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $201,906
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $3,512
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $1,870
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Balanced Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $27,656
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent High Yield Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $121,100
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $151,789
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $143,529
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner High Yield Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $9,571
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Municipal Bond Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $141,723
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $155,771
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $119,474
        ---------------------------------------- ---------------------------

   --------------------------------------------- --------------------------
   Thrivent Income Fund
   --------------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/03                                 $144,102
        ---------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/02                                 $171,340
        ---------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/01                                 $137,993
        ---------------------------------------- --------------------------

   --------------------------------------------- ---------------------------
   Thrivent Core Bond Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $34,193
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Bond Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $2,731
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $21,613
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $17,785
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $8,230
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Money Market Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $26,026
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $0
        ---------------------------------------- ---------------------------

Accounting Services Agreement

Pursuant to an Administrative  Services Agreement  (Agreement) between the Funds and Thrivent Financial,  effective
January 1, 1999,  Thrivent  Financial provides certain accounting and pricing services to the Funds. These services include  calculating the daily net asset value per class share;  maintaining  original entry documents and books of record and general ledgers;  posting cash receipts and  disbursements;  reconciling bank account balances  monthly;
recording  purchases and sales based on subadviser  communications;  and preparing  monthly and annual summaries to assist in the preparation of financial statements of, and regulatory reports for the Funds.

The principal reason for having Thrivent  Financial provide these services is cost.  Thrivent  Financial has agreed to provide  these  services at rates that would not exceed the rates  charged by  unaffiliated  vendors for similar services. The payments for the past three fiscal years are shown below.

   --------------------------------------------- ---------------------------
   Thrivent Technology Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $27,567
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $27,500
        ---------------------------------------- ---------------------------

    -------------------------------------------- ---------------------------
    Thrivent Partner Small Cap Value Fund
    -------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $27,600
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $27,500
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $56,525
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $55,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $55,000
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Small Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $26,225
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $27,500
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $45,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $82,036
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $75,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $75,000
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $27,220
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $27,500
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $26,295
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $27,500
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner International Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $45,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Growth Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Value Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $190,311
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $145,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $145,000
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $27,566
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $27,500
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $26,296
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Balanced Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $57,956
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $55,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $55,000
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent High Yield Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $50,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner High Yield Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $45,777
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $45,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $45,000
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Municipal Bond Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $50,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- --------------------------
   Thrivent Income Fund
   --------------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/03                                 $50,000
        ---------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/02                                 $0
        ---------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/01                                 $0
        ---------------------------------------- --------------------------

   --------------------------------------------- ---------------------------
   Thrivent Core Bond Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $57,902
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $50,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $50,000
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Bond Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $27,545
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $27,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $27,500
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $32,500
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Money Market Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $50,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $50,000
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                  $50,000
        ---------------------------------------- ---------------------------

The  agreement  continues  in effect from year to year,  as long as it is approved at least  annually by the Funds'
Board of Trustees or by a vote of the  outstanding  voting  securities of the Funds.  In either case, the agreement must also be approved  at least  annually by a majority of the  Trustees  who are not parties to the  agreement  or interested  persons  of any such  party.  The  agreement  terminates  automatically  if either  party  assigns  the agreement.  The  agreement  also  terminates  without  penalty by either party on 60-days'  notice.  The  agreement provides that neither Thrivent Financial,  nor its personnel,  shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the  execution  and the  discharge of its  obligations under the agreement,  except for willful  misfeasance,  bad faith or gross  negligence in the  performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers  LLP, 100 East Wisconsin  Avenue,  Suite 1500,  Milwaukee,  Wisconsin  53202,  serves as the
Trust's  independent  registered public accounting firm,  providing  professional  services including audits of the
Funds' annual  financial  statements,  assistance  and  consultation  in connection  with  Securities  and Exchange
Commission filings, and review of the annual income tax returns filed on behalf of the Funds.

BROKERAGE ALLOCATION AND OTHER PRACTICES

Brokerage Transactions

In connection  with the  management of the  investment and  reinvestment  of the assets of the Funds,  the Advisory
Contract  authorizes  Thrivent  Investment  Mgt.,  acting  by its own  officers,  directors  or  employees  or by a subadviser,  including  Mercator,  T. Rowe Price,  and Price  International,  to select the brokers or dealers that will execute  purchase and sale  transactions  for the Funds.  In executing  portfolio  transactions  and selecting brokers or dealers,  if any,  Thrivent  Investment Mgt. will use reasonable  efforts to seek on behalf of the Funds the best overall terms available.

In assessing  the best overall terms  available for any  transaction,  Thrivent  Investment  Mgt. will consider all factors it deems relevant, including:

         (1)  the breadth of the market in and the price of the security,
         (2)  the financial condition and execution capability of the broker or dealer, and
         (3)  the  reasonableness  of  the  commission,  if  any  (for  the  specific  transaction  and on a continuing basis).

In  evaluating  the best  overall  terms  available,  and in selecting  the broker or dealer,  if any, to execute a particular  transaction,  Thrivent Investment Mgt. and the subadvisers may also consider the brokerage and research services  (as those terms are defined in Section  28(e) of the  Securities  Exchange  Act of 1934)  provided to any other accounts over which Thrivent  Investment Mgt., the subadvisers,  or an affiliate of Thrivent  Investment Mgt.
or the subadvisers,  exercises  investment  discretion.  Thrivent  Investment Mgt. and the subadvisers may pay to a broker or dealer who  provides  such  brokerage  and  research  services a  commission  for  executing  a portfolio transaction  which is in excess of the  amount of  commission  another  broker or dealer  would  have  charged  for effecting that  transaction  if, but only if, Thrivent  Investment Mgt. or the subadviser  determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided.

To the extent that the receipt of the above-described services may supplant services for which Thrivent
Investment Mgt. or the subadviser might otherwise have paid, it would, of course, tend to reduce the expenses of
Thrivent Investment Mgt.

The Trust's  Board has  approved  procedures  in  conformity  with Rule 10f-3 under the 1940 Act whereby a Fund may purchase  securities that are offered in  underwritings in which an affiliate of a subadviser  participates.  These procedures  prohibit a Fund from directly or indirectly  benefiting a subadviser  affiliate in connection with such
underwritings.   In  addition,  for  underwritings  where  a  subadviser  affiliate  participates  as  a  principal underwriter,  certain  restrictions may apply that could, among other things, limit the amount of securities that a
Fund could purchase in the underwritings.

The investment  decisions for a Fund are and will continue to be made  independently from those of other investment companies  and  accounts  managed by Thrivent  Investment  Mgt.,  a  subadviser,  or their  affiliates.  Such other investment  companies and accounts may also invest in the same  securities as a Fund.  When  purchases and sales of the same  security  are made at  substantially  the same time on  behalf of such  other  investment  companies  and accounts,  transactions may be averaged as to the price and available  investments  allocated as to the amount in a manner which Thrivent  Investment  Mgt. and its affiliates  believe to be equitable to each  investment  company or account,  including the Fund. In some instances,  this  investment  procedure may affect the price paid or received by a Fund or the size of the position obtainable or sold by a Fund.

Affiliated Transactions

Brokerage Commissions

The Funds paid the following brokerage commissions in each of the past three fiscal years:

   --------------------------------------------- ---------------------------
   Thrivent Technology Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $126,250
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $133,900
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner Small Cap Value Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $169,513
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $251,907
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Small Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $1,444,220
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $1,470,566
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Small Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $14,928
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $15,298
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $410,636
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $259,497
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $367,965
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $2,976,186
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $1,326,742
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $17,748
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $14,684
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $7,485
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $9,208
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner International Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $98,710
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $87,847
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $131,769
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Growth Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $123,432
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $86,995
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $24,137
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Value Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $64,641
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $68,005
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $17,734
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $2,140,800
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $704,582
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $23,151
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $12,590
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $21,089
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $16,390
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Balanced Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $223,412
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $98,689
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent High Yield Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $11,767
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $7,836
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $17,638
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner High Yield Fund**
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $12,310
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $6,398
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Municipal Bond Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $0
        ---------------------------------------- ---------------------------

   --------------------------------------------- --------------------------
   Thrivent Income Fund
   --------------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/03                                 $0
        ---------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/02                                 $14,830
        ---------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/01                                 $93,249
        ---------------------------------------- --------------------------

   --------------------------------------------- ---------------------------
   Thrivent Core Bond Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Bond Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                 $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                 $2,330
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                 $1,380
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Money Market Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                  $0
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              *
        ---------------------------------------- ---------------------------

*    The amount of  brokerage  commissions  these Funds paid during the fiscal year ending  4/30/02 is not  available.  The total amount of brokerage  commissions paid by The AAL Mutual  Funds  during  the  fiscal  year  ending  4/30/02  was
     $4,972,752.
**   Amount  paid to  affiliated  broker-dealer  was $0 for the  fiscal  year ended
     April 30, 2004,  $500 for the fiscal year ended April 30, 2003, and $1,712 for the fiscal year ended April 30, 2002.

The table below  indicates  the total  amount of  brokerage  commissions  paid by each Fund to firms that  provided research  services  and the  aggregate  amount of  transactions  relating to such  commissions  for the most recent fiscal  year.  The  provision  of research  services  was not  necessarily  a factor in the  placement of brokerage business with these firms.

------------------------------------------ ------------------- ------------------
                                                                   Aggregate
Fund Name                                     Commissions        Transactions
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Technology Fund                              118,527         54,969,006
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Partner Small Cap Value Fund                 160,378         85,487,290
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Small Cap Stock Fund                       1,324,244        667,009,829
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Small Cap Index Fund                          12,909         15,084,632
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Mid Cap Growth Fund                          396,127        190,513,715
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Mid Cap Stock Fund                         2,727,408      1,667,807,432
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Mid Cap Index Fund                            10,821         15,132,235
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Mid Cap Index Fund-I                           4,576          8,037,971
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Partner International Stock Fund              60,752          8,103,506
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap Growth Fund                        120,452         73,287,870
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap Value Fund                          63,967         42,992,619
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap Stock Fund                       2,021,380      1,314,371,522
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap  Index Fund                         19,967         23,023,313
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Large Cap  Index Fund-I                        5,339          6,238,805
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Balanced Fund                                210,284        130,296,374
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent High Yield Fund                               10,709          5,870,028
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Partner High Yield Fund                            0                  0
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Municipal Bond Fund                                0                  0
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Income Fund                                        0                  0
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Core Bond Fund                                     0                  0
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Bond Index Fund-I                                  0                  0
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Limited Maturity Bond Fund                         0                  0
------------------------------------------ ------------------- ------------------
------------------------------------------ ------------------- ------------------
Thrivent Money Market Fund                                  0                  0
------------------------------------------ ------------------- ------------------

Portfolio Turnover Rates

The rate of portfolio  turnover in the Funds will not be a limiting  factor when  Thrivent  Investment  Mgt. or the subadviser  deems changes in a Fund's  portfolio  appropriate  in view of its investment  objectives.  As a result, while a Fund will not purchase or sell  securities  solely to achieve short term trading  profits,  a Fund may sell portfolio  securities  without  regard  to the  length  of time  held if  consistent  with  the  Fund's  investment objective.  A higher degree of equity  portfolio  activity will increase  brokerage  costs to a Fund. The portfolio turnover rate is computed by dividing the dollar amount of securities  purchased or sold  (whichever is smaller) by the average  value of  securities  owned  during the year.  Short-term  investments  such as  commercial  paper and short-term U.S. Government securities are not considered when computing the turnover rate.

For the last three fiscal years, the portfolio turnover rates were as follows:

   --------------------------------------------- ---------------------------
   Thrivent Technology Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             67%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             67%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             57%
        ---------------------------------------- ---------------------------

    -------------------------------------------- ---------------------------
    Thrivent Partner Small Cap Value Fund
    -------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             80%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             147%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             50%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Small Cap  Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             106%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             97%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             59%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Small Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             18%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             18%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             18%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Growth Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                            76%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                            55%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                            137%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             123%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             48%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             97%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             30%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             16%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             15%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Mid Cap Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             13%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             22%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             21%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner International Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                            27%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                            22%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                            30%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Growth Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                            111%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                            59%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                            14%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Value Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                            64%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                            109%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                            35%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Stock Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             22%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                              5%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              3%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Index Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                              6%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             16%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              4%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Large Cap Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             27%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             23%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                              3%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Balanced Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             194%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             69%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             76%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent High Yield Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                            96%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                            77%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                            65%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Partner High Yield Fund*
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             91%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             103%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             72%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Municipal Bond Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                             6%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                            13%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                             5%
        ---------------------------------------- ---------------------------

   --------------------------------------------- --------------------------
   Thrivent Income Fund
   --------------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/03                                           312%
        ---------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/02                                           170%
        ---------------------------------------- --------------------------
        ---------------------------------------- --------------------------
        10/31/01                                           175%
        ---------------------------------------- --------------------------

   --------------------------------------------- ---------------------------
   Thrivent Core Bond Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             463%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             149%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             160%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Bond Index Fund-I
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             305%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                             90%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             92%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Limited Maturity Bond  Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/03                                            297%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/02                                            288%
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        10/31/01                                            290%
        ---------------------------------------- ---------------------------

   --------------------------------------------- ---------------------------
   Thrivent Money Market Fund
   --------------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/04                                             N/A
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/03                                              NA
        ---------------------------------------- ---------------------------
        ---------------------------------------- ---------------------------
        4/30/02                                             N/A
        ---------------------------------------- ---------------------------

Several  factors  impacted the higher  portfolio  turnover rate in fiscal year 2003 for Thrivent  Partner Small Cap
Value Fund.  First,  since the Fund became  effective on July 17, 2001, the portfolio  turnover rate for the period ending April 30, 2002 reflects only nine months of  operations.  Second,  due to the heightened  volatility  during the past  fiscal  year,  the Fund's  strategy  was  executed at a  quickened  pace.  In less  volatile  times,  the portfolio  turnover rate would be expected to decline.  Finally,  the Fund's  portfolio was  repositioned  to a new benchmark, which increased the number of  small positions in the Fund.

The  relatively  higher  portfolio  turnover  rates during the most recent  fiscal years for Thrivent Mid Cap Stock
Fund and  Thrivent  Large Cap Growth Fund  reflect  the active  management  style of the  adviser.  The  relatively higher  portfolio  turnover rates during the most recent fiscal years for Thrivent  Balanced Fund,  Thrivent Income
Fund,  Thrivent Core Bond Fund,  Thrivent Bond Index Fund-I,  and Thrivent  Limited  Maturity Bond Fund reflect the mortgage  dollar roll program  (which  involves the purchase and sale of  mortgage-backed  securities)  used by the investment  adviser.  In addition,  the portfolio  turnover rate for Thrivent Bond Index Fund-I was affected by the sale of securities which that Fund made after a large institutional client redeemed its shares in that Fund.

PURCHASE, REDEMPTION, AND PRICING OF SHARES

Purchasing Shares

Initial  purchases of Fund shares must be made by check and  accompanied by an  application.  Subsequent  purchases may be made by:

              o   check;
              o   Federal Reserve or bank wire;
              o   Invest-by-Phone;
              o   Systematic Investment Plan (SIP); and
              o   automatic payroll deduction.

Use of checks, Federal Reserve or bank wire and Invest-by-Phone is explained in the Fund's prospectus.

Systematic Investment Plan

Under the  Systematic  Investment  Plan program,  funds may be withdrawn  monthly from the  shareholder's  checking account and invested in the Funds.  Thrivent  Investment Mgt.  representatives  will provide  shareholders with the necessary authorization forms.

Automatic Payroll Deduction

Under the Automatic  Payroll  Deduction  program,  funds may be withdrawn  monthly from the payroll  account of any eligible  shareholder  of a Fund and  invested  in a Fund.  To be  eligible  for this  program,  the  shareholder's employer  must  permit  and be  qualified  to  conduct  automatic  payroll  deductions.  Thrivent  Investment  Mgt.
representatives will provide shareholders with the necessary authorization forms.

Sales Charges

Purchases  of Fund shares  (other than Class A shares of Thrivent  Money Market Fund or Thrivent  Limited  Maturity
Bond Fund and the  Institutional  Class  shares)  carry either an initial  sales  charges  (Class A) or  contingent deferred  sales  charge  (Class B).  This is  explained  in the section of the Funds'  prospectus  relating to such shares  entitled,  "Choosing  Your Class of  Shares",  which also  lists ways to reduce or avoid  sales  charges on subsequent purchases.

In addition to the situations described in the prospectus, sales charges are waived when shares are purchased by:

         o    directors and regular full-time and regular part-time  employees of Thrivent Financial and its subsidiaries and affiliates;
         o    members of  Thrivent  Financial's  sales  force and a spouse or minor  child of a sales  force member; and
         o    any trust, pension, profit-sharing or other benefit plan for such persons.

Full-Time Employees

Regular  full-time  and regular  part-time  employees of Thrivent  Financial are persons who are defined as such by the Thrivent Financial Human Resources Policy Manual.

Restriction on Sale of Shares Purchased

Sales to any of the  persons  or groups  mentioned  in this  section  are made only  with the  purchaser's  written promise that the shares will not be resold, except through redemption or repurchase by or on behalf of a Fund.

Net Asset Value of Shares

The net asset value per share of each class is determined  at the close of each day the New York Stock  Exchange is open, or any other day as provided by Rule 22c-1 under the  Investment  Company Act of 1940.  Determination  of net
asset value may be suspended when the Exchange is closed or if certain  emergencies  have been  determined to exist by the Securities and Exchange Commission, as allowed by the Investment Company Act of 1940.

Net asset value per share is determined by adding the market or appraised  value of all  portfolio  securities  and other  assets  attributable  to each class of shares;  subtracting  liabilities  attributable  to such  class;  and dividing the result by the number of shares of such class outstanding.

The market value of each Fund's  portfolio  securities  is  determined  at the close of regular  trading of the New
York Stock  Exchange  (the  "Exchange")  on each day the  Exchange is open.  The value of portfolio  securities  is determined in the following manner:

         o    Equity securities traded on the Exchange or any other national  securities exchange are valued at the last sale price.  If there has been no sale on that day or if the security is unlisted, it is valued at the current bid price considered best to represent value in the circumstances.

         o    Equity securities not traded on a national  securities  exchange are valued at the current bid price considered best to represent the value in the circumstances,  except that securities for which quotations are furnished through the nationwide  automated  quotation system approved by the NASDAQ will be valued at their last sales prices so  furnished  on the date of  valuation, if such quotations are available for sales occurring on that day.

         o    Bonds and other income securities traded on a national  securities  exchange will be valued at the last sale price on such national  securities  exchange that day. Thrivent  Investment Mgt.
              may value such  securities on the basis of prices  provided by an independent  pricing service or within the range of the current  bid and asked  prices  considered  best to  represent  the value in the  circumstances,  if those prices are  believed to better  reflect the fair market value of such exchange listed securities.

         o    Bonds and other income securities not traded on a national  securities exchange will be valued at the current bid price  considered  best to represent the value in the  circumstances.  Such securities  may also be  valued  on the basis of prices  provided  by an  independent  pricing service if those prices are believed to reflect the fair market value of such securities.

For all Funds other than Thrivent Money Market Fund,  short-term  securities with maturities of 60 days or less are valued at amortized cost;  those with maturities  greater than 60 days are valued at the mean between bid and asked price.

Prices provided by independent  pricing  services may be determined  without  relying  exclusively on quoted prices and may consider  institutional  trading in similar groups of securities,  yield,  quality,  coupon rate, maturity, type of  issue,  trading  characteristics  and  other  market  data  employed  in  determining  valuation  for such securities.

All other securities and assets will be appraised at fair value as determined by the Board of Trustees.

Generally,  trading in foreign  securities,  as well as U.S.  Government  securities,  money market instruments and repurchase  agreements,  is  substantially  completed each day at various times prior to the close of the Exchange.
The values of such  securities  used in computing the net asset value of shares of a Fund are determined as of such times.  Foreign  currency  exchange  rates  are  also  generally  determined  prior to the  close of the  Exchange.
Occasionally,  events  affecting  the value of such  securities  and exchange  rates may occur between the times at which they are  determined  and the close of the Exchange,  which will not be reflected in the  computation  of net asset  values.  If during such  periods  events occur which  materially  affect the value of such  securities,  the securities will be valued at their fair market value as determined in good faith by the Trustees of the Fund.

For  purposes  of  determining  the net asset  value of  shares  of a Fund all  assets  and  liabilities  initially expressed in foreign  currencies will be converted into U.S.  dollars based upon an exchange rate quoted by a major bank that is a regular  participant in the foreign  exchange market.  Foreign  securities may also be priced on the basis of a pricing service that takes into account the quotes provided by a number of such major banks.

Thrivent Money Market Fund

Securities  held by  Thrivent  Money  Market  Fund are  valued on the basis of  amortized  cost,  which  involves a constant  amortization  of premium or accretion  of discount to maturity  regardless  of the impact of  fluctuating interest  rates on the market value of the security.  While this method  provides  certainty in  valuation,  it may result in periods in which the value as  determined  by amortized  cost is higher or lower than the price  Thrivent
Money Market Fund would receive if it sold the security.

Thrivent Money Market Fund  anticipates  that under ordinary and usual  circumstances it will be able to maintain a constant  net asset value of $1.00 per share and  Thrivent  Money  Market Fund will use its best  efforts to do so.
However,  such maintenance at $1.00 might not be possible if (1) there are changes in short-term  interest rates or other factors such as unfavorable  changes in the credit of issuers  affecting the values of the securities held by
Thrivent Money Market Fund and Thrivent  Money Market Fund is compelled to sell such  securities at a time when the prices which it is able to realize vary  significantly  from the values  determined on the amortized  cost basis or
(2) Thrivent  Money Market Fund should have negative net income.  It is expected  that  Thrivent  Money Market Fund will have positive net income at the time of each determination thereof.

The utilization of the amortized cost method of valuation  requires  compliance with the  requirements of Rule 2a-7 under the 1940 Act.  Such compliance requires, among other things, the following:

(1)    The Trustees must adopt procedures  whereby the extent of deviation,  if any, of the current net asset value per share  calculated  using  available  market  quotations  (or an  appropriate  substitute  which reflects current market  conditions)  from Thrivent Money Market Fund's net asset value per share under the amortized cost valuation  method will be determined at such intervals as the Trustees deem  appropriate and reasonable in light of  current  market  conditions,  and the  Trustees  must  review  periodically  the  amount of the deviation as well as the methods used to calculate the deviation;

(2)    In the event such  deviation  from Thrivent  Money Market  Fund's net asset value under the  amortized  cost valuation  method exceeds 1/2 of 1%, the Trustees must promptly  consider what action should be initiated by them,  and when the Trustees  believe the extent of any  deviation  from  Thrivent  Money Market  Fund's net asset value per share  under the  amortized  cost  valuation  method may result in material  dilution or any other  unfair  results  to  investors  or  existing  shareholders,  they must take such  action as they deem appropriate  to eliminate or reduce to the extent  reasonably  practicable  such dilution or unfair  results
       (shareholders will be notified in the event any such corrective action is taken by the Trustees);

(3)    Thrivent  Money Market Fund may not  purchase  any  instrument  with a remaining  maturity  greater than 397 calendar days or maintain a dollar-weighted average portfolio maturity that exceeds 90 days;

(4)    Thrivent Money Market Fund must limit its portfolio investments,  including repurchase agreements,  to those
       United States  dollar-denominated  instruments that the Trustees  determine present minimal credit risks and which are "eligible securities" as defined in Rule 2a-7; and

(5)    Thrivent  Money  Market Fund must  record,  maintain  and  preserve  certain  records  and  observe  certain reporting obligations in accordance with Rule 2a-7.

Securities in which  Thrivent  Money Market Fund invests must be U.S.  dollar-denominated  Eligible  Securities (as defined in Rule 2a-7 under the 1940 Act) that are  determined  to present  minimal  credit risks.  In general,  the term "Eligible Security" is limited to any security that:

         (1)      (a) either (i) has received a short-term rating from a nationally  recognized  statistical rating organization  (NRSRO")  or has been issued by an issuer that has  received a  short-term  rating from an NRSRO with respect to a class of debt  obligations (or any debt  obligation  within that class) that is comparable in priority and  security  with the security or (ii) is subject to a guarantee  that has  received a short-term  rating from an
NRSRO, or a guarantee  issued by a guarantor that has received a short-term  rating from an NRSRO with respect to a class of debt  obligations (or any debt  obligation  within that class) that is comparable in priority and security with the  guarantee,  (b) has a remaining  maturity of 397 calendar days or less and (c) has received a rating from the  requisite  number of NRSROs  (i.e..  two, if two  organizations  have  issued  ratings and one if only one has issued a rating) in one of the two highest short-term major rating categories; or

         (2)      is unrated but is of  comparable  quality to a rated  security as  described in (1),  above,  and which at the time of issuance (a) had a remaining  maturity of more than 397 calendar  days and now has a remaining maturity of 397  calendar  days or less,  and (b) has not  received a  long-term  rating from an NRSRO in any NRSRO major  rating  category  outside of the NRSRO's  three  highest  major rating  categories,  unless the security has received a long-term  rating from the  requisite  number of NRSROs  (i.e.,  two, if two  organizations  have issued ratings and one if only one has issued a rating) in one of the three highest long-term major rating categories.

As  indicated  in the  Prospectus,  at least 95% of Thrivent  Money  Market  Fund's  total  assets will  consist of government  securities  and "first  tier"  eligible  securities  as  defined  in Rule 2a-7 under the 1940 Act.  The balance of Thrivent  Money Market Fund's assets will be invested in "second  tier"  eligible  securities as defined in Rule 2a-7.  For this purpose,  "second tier" eligible  securities  generally are those which have been (i) rated by at  least  two  nationally  recognized  statistical  rating  organizations  in  one of the  two  highest  rating categories for short-term  obligations  (or so rated by one such  organization if it alone has rated the security),
(ii) issued by an issuer with  comparable  short-term  obligations  that are rated in one of the two highest rating categories,  or (iii) if unrated,  determined to be comparable to such  securities.  Thrivent Money Market Fund may not invest more than the greater of 1% of its total assets or $1 million in "second  tier"  eligible  securities of any single issuer.

Conversion to Federal Funds

It is Thrivent  Money Market  Fund's  policy to be as fully  invested as possible so that  maximum  interest may be earned on money market  instruments  in the Fund's  portfolio.  To that end, all payments from investors must be in federal  funds or be converted  into  federal  funds when  deposited  to State  Street Bank'  account at the Boston
Federal Reserve Bank.  This conversion must be made before shares are purchased.  State Street Bank will act as the investor's  agent in depositing  checks and converting  them to federal funds.  State Street will convert the funds and enter the investor's order for shares within two days of receipt of the check.

Redeeming Shares

Shares may be redeemed with requests made:

         o    in writing;
         o    through Redeem-by-Phone; or
         o    through the systematic withdrawal plan.

All methods of redemption are described in the Funds' prospectus under "Redeeming Shares".

TAX STATUS

The Funds' Tax Status

The Funds  expect to pay no federal  income tax because  they intend to meet  requirements  of  Subchapter M of the
Internal  Revenue  Code  applicable  to regulated  investment  companies  and to receive the special tax  treatment afforded to such companies. To qualify for this treatment, each Fund must, among other requirements:

         o    derive at least 90% of its gross  income  from  dividends,  interest,  gains  from the sale of securities, and certain other investments;
         o    invest in securities within certain statutory limits; and
         o    distribute at least 90% of its ordinary income to shareholders.

It is each  Fund's  policy to  distribute  substantially  all of its income on a timely  basis,  including  any net realized gains on investments each year.

To avoid payment of a 4% excise tax, each Fund is also generally  required to distribute to  shareholders  at least
98% of its ordinary  income earned during the calendar  year and 98% of its net capital gains  realized  during the
12-month period ending October 31.

Shareholders' Tax Status

Information on a shareholder's tax status is described in the Fund's prospectus under "Taxes."

Capital Gains

While the Funds do not intend to engage in  short-term  trading,  they may  dispose of  securities  held for only a short time if Thrivent  Investment Mgt. believes it to be advisable.  Such changes may result in the realization of capital gains.  Each Fund distributes its realized gains in accordance with federal tax regulations.  Distributions from any net realized capital gains will usually be declared in December.

DESCRIPTION OF DEBT RATINGS

A Fund's  investments  may range in  quality  from  securities  rated in the lowest  category  in which the Fund is permitted  to invest to  securities  rated in the  highest  category  (as rated by Moody's  or S&P or, if  unrated, determined by Thrivent  Investment  Mgt. to be of comparable  quality).  The percentage of a Fund's assets invested in securities in a particular  rating  category will vary.  The following  terms are generally used to describe the credit quality of fixed income securities:

High Quality Debt  Securities are those rated in one of the two highest  rating  categories  (the highest  category for commercial paper) or, in unrated, deemed comparable by Thrivent Investment Mgt.

Investment  Grade Debt  Securities  are those rated in one of the four highest  rating  categories  or, if unrated, deemed comparable by Thrivent Investment Mgt.

Below Investment  Grade,  High Yield Securities  ("Junk Bonds") are those rated lower than Baa by Moody's or BBB by
S&P and  comparable  securities.  They are  considered  predominantly  speculative  with  respect  to the  issuer's ability to repay principal and interest.

Moody's  Investors  Service,  Inc.  describes  grades of corporate  debt  securities  and  "Prime-1"  and "Prime-2"
commercial paper as follows:

Bonds:

Aaa      Bonds  that are rated  Aaa are  judged  to be of the best  quality.  They  carry  the  smallest  degree of investment  risk and are  generally  referred to as "gilt  edged".  Interest  payments are  protected by a large or by an  exceptionally  stable  margin  and  principal  is  secure.  While the  various  protective elements  are  likely to  change,  such  changes  as can be  visualized  are most  unlikely  to impair the fundamentally strong position of such issues.

Aa       Bonds that are rated Aa are judged to be of high  quality by all  standards.  Together  with the Aaa group they  comprise  what are  generally  known as high grade  bonds.  They are rated lower than the best bonds because  margins of  protection  may not be as large as in Aaa  securities  or  fluctuation  of protective elements  may be of greater  amplitude  or there may be other  elements  present  which make the long term risks appear somewhat larger than in Aaa securities.

A        Bonds which are rated A possess many  favorable  investment  attributes  and are to be considered as upper medium grade  obligations.  Factors giving security to principal and interest are considered  adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa      Bonds that are rated Baa are  considered  as medium  grade  obligations,  i.e.,  they are  neither  highly protected nor poorly  secured.  Interest  payments and principal  security appear adequate for the present but certain  protective  elements may be lacking or may be  characteristically  unreliable  over any great length of time.  Such bonds  lack  outstanding  investment  characteristics  and in fact have  speculative characteristics as well.

Ba       Bonds that are rated Ba are judged to have  speculative  elements;  their future  cannot be  considered as well assured.  Often the  protection  of interest and principal  payments may be very moderate and thereby not  well  safeguarded  during  both  good  and  bad  times  over  the  future.  Uncertainty  of  position characterizes bonds in this class.

B        Bonds that are rated B generally lack characteristics of the desirable  investment.  Assurance of interest and principal  payments or of  maintenance of other terms of the contract over any long period of time may be small.

Caa      Bonds  that are rated Caa are of poor  standing.  Such  issues  may be in  default or there may be present elements of danger with respect to principal or interest.

Ca       Bonds that are rated Ca represent  obligations  which are  speculative  in a high degree.  Such issues are often in default or have other marked shortcomings.

C        Bonds that are rated C are the lowest  rated  class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Commercial Paper:

Issuers  rated  Prime-1 (or related  supporting  institutions)  have a superior  capacity  for  repayment of senior short-term  promissory  obligations.  Prime-1  repayment  capacity  will  normally be  evidenced  by the  following characteristics:

         o    Leading market positions in well-established industries.
         o    High rates of return of funds employed.
         o    Conservative  capitalization  structures  with  moderate  reliance  on debt  and  ample  asset protection.
         o    Broad  margins  in  earnings  coverage  of fixed  financial  charges  and high  internal  cash generation.
         o    Well  established  access to a range of  financial  markets and assured  sources of  alternate liquidity.

Issuers  rated  Prime-2 (or  related  supporting  institutions)  have a strong  capacity  for  repayment  of senior short-term promissory  obligations.  This will normally be evidenced by many of the characteristics cited above but to a lesser  degree.  Earning  trends  and  coverage  ratios,  while  sound,  will be more  subject  to  variation.
Capitalization  characteristics,  while still  appropriate,  may be more  affected by  external  conditions.  Ample alternate liquidity is maintained.

Standard & Poor's Corporation describes grades of corporate debt securities and "A" commercial paper as follows:

Bonds:

AAA      Debt rated AAA has the highest  rating  assigned by Standard & Poor's.  Capacity to pay interest and repay principal is extremely strong.

AA       Debt rated AA has a very strong  capacity to pay interest and repay  principal and differs from AAA issues only in small degree.

A        Debt rated A is  somewhat  more  susceptible  to the  adverse  effects of  changes  in  circumstances  and economic  conditions than debt in higher rated  categories.  However,  the obligor's  capacity to meet its financial commitments on the obligation is still strong.

BBB      Debt  rated  BBB  exhibits  adequate  protection  parameters,  adverse  economic  conditions  or  changing circumstances  are more  likely  to lead to a  weakened  capacity  of the  obligor  to meet its  financial commitments on the obligation in this category than in higher rated categories.

BB       Debt rated BB is less  vulnerable to nonpayment than other  speculative  issues.  However,  it faces major ongoing  uncertainties  or exposure to adverse  business,  financial,  or economic  conditions which could lead to inadequate  capacity of the obligor to meet its financial  commitments on the  obligation.  The BB rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied
         BBB-rating.

B        Debt rated B is more  vulnerable  to  nonpayment  but  currently  has the  capacity to meet its  financial commitments on the obligation.  Adverse  business,  financial,  or economic  conditions will likely impair the obligor's capacity or willingness to meet its financial commitments on the obligation.

         The B rating  category  is also used for debt  subordinated  to senior  debt that is assigned an actual or implied BB or BB- rating.

CCC      Debt rated CCC is vulnerable to  nonpayment,  and is dependent  upon favorable  business,  financial,  and economic conditions for the obligor to meet its financial  commitments on the obligation.  In the event of adverse business,  financial,  or economic  conditions,  the obligor is not likely to have the capacity to meet its financial commitments on the obligation.

         The CCC rating  category is also used for debt  subordinated  to senior debt that is assigned an actual or implied B or B- rating.

CC       The rating CC typically is currently highly vulnerable to nonpayment.

C        The rating C  typically  is applied to debt  subordinated  to senior  debt that is  assigned  an actual or implied CCC- debt rating.  The C rating may be used to cover a situation  where a bankruptcy  petition has been filed or similar action has been taken but payments on the obligation are being continued.

D        Debt rated D is in payment  default.  The D rating category is used when payments are not made on the date due even if the  applicable  grace period has not expired,  unless S&P believes that such payments will be made during such grace  period.  The D rating also will be used upon the filing of a  bankruptcy  petition or the taking of similar action if payments on the obligation are jeopardized.

Provisional  Ratings:  The letter "p" indicates that the rating is  provisional.  A provisional  rating assumes the successful  completion of the project  financed by the debt being rated and indicates  that payment of debt service requirements  is largely or entirely  dependent  upon the  successful  and timely  completion of the project.  This rating,  however,  while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood  of, or the risk of default upon failure of, such  completion.  The investor  should  exercise  judgment with respect to such likelihood and risk.

Commercial  Paper:  Commercial  paper rated A by Standard & Poor's  Corporation has the following  characteristics:
liquidity ratios are better than the industry average;  long-term senior debt rating is "A" or better (however,  in some cases a "BBB" long-term rating may be acceptable);  the issuer has access to at least two additional  channels of borrowing; basic earnings and cash flow have an upward trend with allowances made for unusual circumstances.

Also, the issuer's  industry  typically is well  established,  the issuer has a strong position within its industry and the reliability and quality of management is  unquestioned.  Issuers rated A are further  referred to by use of numbers 1, 2 and 3 to denote relative strength within this classification.

INDEX INFORMATION

The S&P 500
The S&P 500 is a broad index of larger  capitalization  stocks.  It is composed of 500 common  stocks  representing more than 70% of the total  market  value of all  publicly  traded  common  stocks.  The  index is  constructed  by
Standard & Poor's,  which chooses  stocks on the basis of market values and industry  diversification.  Most of the largest 500 companies  listed on the U.S. stock  exchanges are included in the index.  Most stocks in the index are listed on the New York Stock  Exchange.  A much  smaller  number  come from the  American  Stock  Exchange  and the over-the-counter  market.  The  index is  capitalization-weighted,  that is,  stocks  with a larger  capitalization
(shares  outstanding  times current price) have a greater  weight in the index.  Selection of a stock for inclusion in the S&P 500 in no way implies an opinion by Standard & Poor's as to its attractiveness as an investment.

The S&P MidCap 400 Index
The S&P MidCap  400 Index is a  capitalization  weighted  index of 400  domestic  stocks  chosen  for market  size, liquidity and industry  representation.  The component  stocks are weighted  according to the total market value of their  outstanding  shares.  The impact of a component's  price change is  proportional to the issue's total market share value,  which is share price times the number of shares  outstanding.  These are summed up for all 400 stocks and divided by a  predetermined  base value.  The base value for the Standard & Poor's MidCap 400 Index is adjusted to reflect changes in  capitalization  resulting from mergers,  acquisitions,  stock rights and  substitutions,  as well as other activities.

The S&P SmallCap 600 Index
The S&P SmallCap  600 Index is a  capitalization  weighted  index of 600  domestic  stocks  chosen for market size, liquidity and industry  representation.  The component  stocks are weighted  according to the total market value of their  outstanding  shares.  The impact of a component's  price change is  proportional to the issue's total market share value,  which is share price times the number of shares  outstanding.  These are summed up for all 600 stocks and  divided by a  predetermined  base  value.  The base  value for the  Standard  & Poor's  SmallCap  600 Index is
adjusted  to  reflect  changes  in  capitalization   resulting  from  mergers,   acquisitions,   stock  rights  and
substitutions, as well as other activities.

Disclaimers and Limitations of Liabilities of Standard & Poor's
The  disclaimers  and  limitations  set forth  below are set forth in a  contract  between  Standard  & Poor's  and
Thrivent Investment Mgt. The product refers to the equity-based Index Funds:

o        Thrivent Large Cap  Index Fund
o        Thrivent Large Cap Index Fund-I
o        Thrivent Mid Cap Index Fund
o        Thrivent Mid Cap Index Fund- I
o        Thrivent Small Cap Index Fund

The Licensee refers to Thrivent  Investment Mgt.  Standard & Poor's requires that such  disclaimers be disclosed in this Registration Statement.

The product is not  sponsored,  endorsed,  sold or promoted  by  Standard & Poor's,  a division of The  McGraw-Hill
Companies,  Inc.  ("S&P").  S&P makes no  representation  or  warranty,  express or  implied,  to the owners of the product or any member of the public  regarding  the  advisability  of investing in  securities  generally or in the product  particularly  or the  ability of the S&P 500,  the S&P MidCap 400 Index or the S&P  SmallCap  600 Index to
track  general  stock market  performance.  S&P's only  relationship  to the  Licensee is the  licensing of certain trademarks  and trade names of S&P,  the S&P 500,  the S&P MidCap 400 Index and the S&P SmallCap 600 Index which is determined,  composed and  calculated  by S&P without  regard to Licensee or the product.  S&P has no obligation to take the needs of the  Licensee  or the owners of the product  into  consideration  in  determining,  composing  or calculating  the S&P 500, the S&P MidCap 400 Index and the S&P SmallCap  600. S&P is not  responsible  for, and has not  participated  in the  determination  of the prices and amount of the product or timing of the issuance or sale of the product or in the  determination  or  calculation  of the  equation by which the product is to be  converted into cash. S&P has no obligation or liability in connection  with the  administration,  marketing or trading of the product.

S&P does not guarantee  the accuracy  and/or the  completeness  of the S&P 500, the S&P MidCap 400 Index or the S&P
SmallCap 600 Index,  or any data included  therein,  and S&P shall have no liability  for any errors,  omissions or interruptions  therein. S&P makes no warranty,  express or implied, as to the results obtained by Licensee,  owners of the  product  or any other  person or entity  from the use of the S&P 500,  the S&P MidCap 400 Index and the S&P
SmallCap  600 Index,  or any data  included  therein.  S&P makes no express or  implied  warranties  and  expressly disclaims all  warranties  of  merchantability  or fitness for a particular  purpose or use with respect to the S&P
500, the S&P MidCap 400 Index and the S&P SmallCap 600 Index or any data  included  therein.  Without  limiting any of the foregoing,  in no event shall S&P have any liability for any special,  punitive,  indirect or  consequential damages (including lost profits), even if notified of the possibility of such damages.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM AND FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements in the Annual Report of The
AAL Mutual Funds for the fiscal year ended April 30, 2004, and the Report of Independent Registered Public
Accounting Firm and financial statements in the Annual Report of The Lutheran Brotherhood Family of Funds for the
fiscal year ended October 31, 2003, are separate reports furnished with this SAI and are incorporated herein by reference.

APPENDIX A

                                       THRIVENT FINANCIAL FOR LUTHERANS and
                                        THRIVENT INVESTMENT MANAGEMENT INC.
                                     PROXY VOTING PROCESS AND POLICIES SUMMARY

>>       RESPONSIBILITY TO VOTE PROXIES

         Overview.   Thrivent  Financial  for  Lutherans  and  Thrivent   Investment   Management  Inc.  ("Thrivent
Financial")  recognize and adhere to the principle  that one of the  privileges of owning stock in a company is the right to vote in the election of the company's  directors and on matters  affecting  certain  important  aspects of the company's  structure and  operations  that are submitted to shareholder  vote. As an investment  adviser with a fiduciary  responsibility to its clients,  Thrivent  Financial analyzes the proxy statements of issuers whose stock is owned by the investment  companies which it sponsors and serves as investment  adviser ("Thrivent Funds") and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

         Thrivent  Financial has adopted Proxy Voting Policies and Procedures  ("Policies and  Procedures") for the
purpose of  establishing  formal  policies and procedures for  performing and  documenting  its fiduciary duty with regard to the voting of client proxies.

         Fiduciary  Considerations.  It is the policy of Thrivent  Financial  that  decisions with respect to proxy issues  will be made in light of the  anticipated  impact  of the issue on the  desirability  of  investing  in the portfolio  company from the viewpoint of the particular  client or Thrivent  Fund.  Proxies are voted solely in the interests of the client,  Thrivent Fund  shareholders or, where employee  benefit plan assets are involved,  in the interests of plan  participants and  beneficiaries.  Our intent has always been to vote proxies,  where possible to do so, in a manner consistent with our fiduciary obligations and  responsibilities.  Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

     Consideration  Given  Management  Recommendations.  One of the primary factors  Thrivent  Financial  considers when  determining  the  desirability  of  investing  in a  particular  company  is the  quality  and  depth  of its management.  The Policies and  Procedures  were  developed  with the  recognition  that a company's  management  is entrusted  with the  day-to-day  operations  of the  company,  as well as its  long-term  direction  and  strategic planning,  subject to the oversight of the company's board of directors.  Accordingly,  Thrivent Financial believes that the  recommendation  of  management  on most issues  should be given  weight in  determining  how proxy issues should be voted.  However,  the position of the company's  management  will not be supported in any situation where it is found to be not in the best  interests  of the client,  and the  portfolio  manager may always  elect to vote contrary to management  when he or she believes a particular  proxy  proposal may adversely  affect the  investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         Portfolio  Compliance and Valuation  Committee.  Thrivent  Financial's  Portfolio Compliance and Valuation
Committee  ("Compliance  Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues,  including those involving social  responsibility  issues.  While the Compliance  Committee sets voting  guidelines  and serves as a resource for Thrivent  Financial  portfolio  management,  it does not have proxy voting authority for any Thrivent Fund or  institutional  account.  Rather,  this  responsibility  is held by
Thrivent Financial portfolio management and investment operations.

         Investment  Operations.  The Investment  Operations  Staff  ("Investment  Operations")  is responsible for administering  the proxy  voting  process as set forth in the Policies and  Procedures,  and for ensuring  that all meeting notices are reviewed and important  non-routine  proxy matters are  communicated to the portfolio  managers for consideration.

>>       HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In  order  to  facilitate  the  proxy  voting  process,  Thrivent  Financial  has  retained  Institutional
Shareholder  Services  ("ISS") as an expert in the proxy voting and corporate  governance  area. ISS specializes in providing a variety of  fiduciary-level  proxy  advisory  and voting  services.  These  services  include  in-depth research,  analysis,  and voting  recommendations  as well as vote  execution,  reporting,  auditing and consulting assistance for the handling of proxy voting  responsibility  and corporate  governance-related  efforts.  While the
Compliance  Committee  relies  upon ISS  research  in  helping  to  establish  Thrivent  Financial's  proxy  voting guidelines,  Thrivent  Financial may deviate from ISS  recommendations  on general  policy issues or specific proxy proposals.

                                               Meeting Notification

         Thrivent Financial utilizes ISS' voting agent services to notify us of upcoming  shareholder  meetings for portfolio  companies held in client  accounts and to transmit votes to the various  custodian banks of our clients.
ISS tracks and reconciles  Thrivent  Financial  holdings against  incoming proxy ballots.  If ballots do not arrive on time, ISS procures them from the  appropriate  custodian or proxy  distribution  agent.  Meeting and record date information is updated daily, and transmitted to Thrivent  Financial  through both  ProxyMaster.com  and VoteX, ISS web-based  applications.  ISS is also  responsible  for  maintaining  copies of all proxy  statements  received  by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

         ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process.  Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process.  The final authority and responsibility for proxy voting decisions remains with Thrivent Financial.  Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies  inconsistently with Thrivent  Financial's policies as set by the  Compliance  Committee and instruct  Investment  Operations to vote all proxies  accordingly.  Portfolio managers who vote their proxies  inconsistent  with Thrivent  Financial's  guidelines  are required to document the rationale for their vote.  Investment  Operations is responsible for maintaining  this  documentation  and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

         Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request.  The following is a summary of the significant Thrivent Financial policies:

         Board Structure and Composition Issues - Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board's work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings.  Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.  For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

         Executive and Director Compensation - Non-salary compensation remains one of the most sensitive and visible corporate governance issues.  Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors.  Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders.
Clearly, reasonable limits must be set on dilution as well as administrative authority.  In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types.  Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation.  Generally,
Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification  of  Auditors  -  Annual  election  of the  outside  accountants  is  standard  practice.  While it is recognized  that the company is in the best  position to evaluate the  competence  of the outside  accountants,  we believe that outside  accountants  must  ultimately be  accountable to  shareholders.  Given the rash of accounting irregularities  that were not detected by audit panels or auditors,  shareholder  ratification is an essential step in restoring  investor  confidence.  In line with this,  Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial  interest in or association  with the company,  and is therefore not independent;
or there is reason to believe that the  independent  auditor has  rendered an opinion that is neither  accurate nor indicative of the company's financial position.

         Mergers and  Acquisitions,  Anti-Takeover and Corporate  Governance  Issues - Thrivent  Financial votes on mergers and  acquisitions on a case-by-case  basis,  taking the following into account:  anticipated  financial and operating  benefits;  offer  price  (cost vs.  premium);  prospects  of the  combined  companies;  how the deal was negotiated;  the opinion of the financial advisor;  potential conflicts of interest between management's  interests and  shareholders'  interests;  and  changes  in  corporate  governance  and their  impact on  shareholder  rights.
Thrivent Financial generally opposes  anti-takeover  measures since they adversely impact shareholder rights. Also,
Thrivent  Financial will consider the dilutive  impact to  shareholders  and the effect on shareholder  rights when voting on corporate governance proposals.

         Social,   Environmental  and  Corporate   Responsibility  Issues  -  In  addition  to  moral  and  ethical considerations  intrinsic to many of these proposals,  Thrivent Financial  recognizes their potential for impact on the economic performance of the company.  Thrivent Financial balances these considerations  carefully. On proposals which are primarily  social,  moral or ethical,  Thrivent  Financial  believes it is impossible to vote in a manner that would  accurately  reflect the views of the beneficial  owners of the portfolios that it manages.  As such, on these items Thrivent Financial  abstains.  When voting on matters with apparent economic or operational  impacts on the company,  Thrivent  Financial  realizes that the precise  economic  effect of such  proposals is often unclear.
Where this is the case,  Thrivent  Financial  relies on management's  assessment,  and generally votes with company management.

Vote Execution and Monitoring of Voting Process

         Once the vote has been determined, Investment Operations enters votes electronically into ISS's
ProxyMaster or VoteX system.  ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.

         On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted.  When the date of the stockholders' meeting is approaching,
Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent
Fund has not yet been recorded in the computer system on a non-routine proposal.

         Should a portfolio  manager wish to change a vote already  submitted,  the portfolio  manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

         The Compliance  Committee is also  responsible for monitoring and resolving  possible  material  conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

         Application  of the  Thrivent  Financial  guidelines  to vote  client  proxies  should  in most  instances adequately  address any possible  conflicts  of interest  since our voting  guidelines  are  pre-determined  by the
Compliance Committee using recommendations from ISS, an independent third party.

         However, for proxy votes inconsistent with Thrivent Financial  guidelines,  Investment  Operations reviews all such proxy votes in order to determine  whether the portfolio  manager's voting rationale  appears  reasonable.
Issues raising  possible  conflicts of interest are referred by Investment  Operations to the Compliance  Committee
for immediate  resolution.  The  Compliance  Committee  then assesses  whether any business or other  relationships between  Thrivent  Financial and a portfolio  company could have influenced an inconsistent  vote on that company's proxy.

>>REPORTING AND RECORD RETENTION

         Proxy  statements  received  from  issuers  (other  than  those  which are  available  on the SEC's  EDGAR database)  are kept by ISS in its capacity as voting  agent and are  available  upon  request.  Thrivent  Financial retains proxy solicitation  materials,  memoranda regarding votes cast in opposition to the position of a company's management,  and  documentation on shares voted  differently  than the Thrivent  Financial  voting  guidelines.  In addition,  any  document  which is  material to a proxy  voting  decision  such as the  Thrivent  Financial  voting guidelines,  Compliance Committee meeting materials,  and other internal research relating to voting decisions will be kept.  All proxy voting materials and supporting documentation are retained for six years.
         Vote  Summary  Reports  will be  generated  for each  Thrivent  Fund.  The report  specifies  the company, ticker,  cusip,  meeting dates,  proxy  proposals,  and votes which have been cast for the Thrivent Fund during the period,  the  position  taken  with  respect  to each issue and  whether  the fund  voted  with or against  company management.  Reports normally cover quarterly or annual periods.

                                                        MERCATOR

MAM has adopted the following Proxy Policies and Procedures in accordance with the relevant rules. Proxy votes will be periodically spot checked by the CCO for adherence to these rules.

MAM Proxy Voting Policies:
o        Proxies are voted in a way that is  consistent  with the best  interests of our  clients.  MAM accepts the fact that,  under ERISA,  voting  proxies is a fiduciary act of MAM. As a fiduciary it may be  appropriate for us to engage in active monitoring and communications with the issuer.

o        MAM votes proxies for all clients that have  delegated to MAM full  authority and  responsibility  to cast said votes,  except that when voting on proxy proposals  involving foreign securities will involve unusual costs,  MAM will weigh those  costs  against the  benefits of voting in  determining  whether to vote on a particular proposal.

o        MAM receives  company  meeting  information  and proxy  materials  from client  custodian  banks,  analyst research or from the issuer  directly.  If  necessary  and  appropriate,  a  translation  service  will be used.  MAM also refers to Global  Proxy  Voting  Manual as issued by  Institutional  Shareholder  Services
         (ISS) and to Global Proxy Analysis, a product of ISS, for informational purposes.

Proxy Voting Procedures:
o        Designated Proxy Officer of MAM is responsible for client proxy votes.

o        MAM will cast votes in accordance with specific client  guidelines if applicable,  subject to consultation with the  client if MAM  believes  that  such vote  would not be in the  client's  best  interest.  In the absence  of  applicable  client  guidelines,  MAM will  vote in  accordance  with its  judgment  as to the client's  best  interest,  except  that any vote  involving a MAM  conflict  of  interest  will be cast in accordance  with the specific ISS  recommendation  if available,  or, if not, then in accordance  with the
         ISS Global Proxy Manual.

o        Full documentation is kept on each vote cast in every client account.

o        Additionally,  the CCO will review and  sign-off  on the  following  votes:  Any vote  presented  to MAM's investment  committee,  any vote cast that is inconsistent  with the ISS guidelines  (whether or not there is a  conflict  of  interest  present),  any  vote  cast  that  is  inconsistent  with  applicable  client guidelines, any vote cast against management, and any vote involving a MAM conflict of interest.

o        Proxy Officer  responsible  for proxies will vote them. Many issues are relatively  routine i.e.  approval of annual report,  auditors,  uncontested  election of directors,  financial  reports etc., and require no further  assessment.  Any issue in the judgment of the Proxy Officer that requires  special  consideration will be presented to MAM's investment committee for a decision.

o        Procedures are in place to assure voting is done in a timely manner.

Proxy Voting Reporting:
     Reporting of proxy voting is available to all of our clients upon request.

                                  T. ROWE PRICE PROXY VOTING - PROCESS AND POLICIES

T. Rowe Price Associates,  Inc. and T. Rowe Price  International,  Inc.  recognize and adhere to the principle that one of the  privileges  of owning  stock in a  company  is the right to vote on  issues  submitted  to  shareholder vote-such as election of directors and important  matters  affecting a company's  structure and  operations.  As an investment adviser with a fiduciary  responsibility to its clients,  T. Rowe Price analyzes the proxy statements of issuers whose stock is owned by the  investment  companies  that it sponsors and serves as investment  adviser.  T.
Rowe Price also is involved in the proxy process on behalf of its  institutional  and private  counsel  clients who
have  requested  such  service.   For  those  private   counsel   clients  who  have  not  delegated  their  voting
responsibility but who request advice, T. Rowe Price makes recommendations regarding proxy voting.

Proxy Administration
The T.  Rowe  Price  Proxy  Committee  develops  our  firm's  positions  on all  major  corporate  issues,  creates guidelines,  and oversees the voting  process.  The Proxy  Committee,  composed of portfolio  managers,  investment operations  managers,  and internal  legal counsel,  analyzes proxy policies based on whether they would  adversely affect  shareholders'  interests  and make a company less  attractive  to own. In  evaluating  proxy  policies each year,  the Proxy  Committee  relies  upon our own  fundamental  research,  independent  research  provided by third parties, and information presented by company managements and shareholder groups.

Once the Proxy Committee  establishes its  recommendations,  they are distributed to the firm's portfolio  managers as voting  guidelines.  Ultimately,  the portfolio  manager votes on the proxy proposals of companies in his or her portfolio.  When  portfolio  managers  cast votes that are counter to the Proxy  Committee's  guidelines,  they are required to document their reasons in writing to the Proxy  Committee.  Annually,  the Proxy  Committee  reviews T.
Rowe Price's proxy voting process, policies, and voting records.

T. Rowe  Price has  retained  Institutional  Shareholder  Services,  an expert in the proxy  voting  and  corporate governance  area,  to provide  proxy  advisory and voting  services.  These  services  include  in-depth  research, analysis, and voting recommendations as well as vote execution,  reporting,  auditing and consulting assistance for the handling of proxy voting  responsibility and corporate  governance-related  efforts.  While the Proxy Committee relies upon ISS research in  establishing T. Rowe Price's voting  guidelines-many  of which are consistent with ISS positions-T.  Rowe  Price  may  deviate  from ISS  recommendations  on  general  policy  issues or  specific  proxy proposals.

Fiduciary Considerations
T. Rowe Price's  decisions  with respect to proxy issues are made in light of the  anticipated  impact of the issue on the  desirability  of  investing in the  portfolio  company.  Proxies are voted  solely in the  interests of the client,  Price Fund  shareholders  or, where  employee  benefit plan assets are involved,  in the interests of plan participants and  beneficiaries.  Practicalities  involved with  international  investing may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

Consideration Given Management Recommendations
When determining whether to invest in a particular  company,  one of the key factors T. Rowe Price considers is the quality and depth of its  management.  As a result,  T. Rowe Price believes that  recommendations  of management on most issues should be given weight in determining how proxy issues should be voted.

T. Rowe Price Voting Policies
Specific  voting  guidelines  have been  established  by the Proxy  Committee for  recurring  issues that appear on proxies,  which are available to clients upon request.  The following is a summary of the more  significant T. Rowe
Price policies:

Election of Directors
T. Rowe Price  generally  supports  slates with a majority  of  independent  directors  and  nominating  committees chaired by an independent  board member.  We withhold votes for inside directors  serving on compensation and audit committees and for directors who miss more than one-fourth of the scheduled board meetings.

Executive Compensation
Our goal is to assure that a company's  equity-based  compensation  plan is aligned  with  shareholders'  long-term interests.  While we evaluate most plans on a case-by-case  basis,  T. Rowe Price  generally  opposes  compensation packages  that provide  what we view as excessive  awards to a few senior  executives  or that contain  excessively dilutive  stock option  plans.  We base our review on criteria  such as the costs  associated  with the plan,  plan features,  dilution to shareholders  and  comparability  to plans in the company's peer group. We generally  oppose plans that give a company the ability to reprice options.

Anti-takeover and Corporate Governance Issues
T. Rowe Price  generally  opposes  anti-takeover  measures  and other  proposals  designed  to limit the ability of shareholders  to act on possible  transactions.  When voting on corporate  governance  proposals,  we will consider the dilutive impact to shareholders and the effect on shareholder rights.

Social and Corporate Responsibility Issues
T. Rowe Price generally votes with a company's  management on social issues unless they have  substantial  economic implications for the company's business and operations that have not been adequately addressed by management.

Monitoring and Resolving Conflicts of Interest
The Proxy  Committee is also  responsible  for monitoring and resolving  possible  material  conflicts  between the interests of T. Rowe Price and those of its clients with respect to proxy voting.  Since our voting  guidelines are pre-determined by the Proxy Committee using  recommendations  from ISS, an independent third party,  application of the T. Rowe Price  guidelines to vote clients'  proxies  should in most instances  adequately  address any possible conflicts of interest.  However,  for proxy votes  inconsistent with T. Rowe Price guidelines,  the Proxy Committee reviews all such proxy votes in order to  determine  whether  the  portfolio  manager's  voting  rationale  appears reasonable.  The Proxy Committee also assesses  whether any business or other  relationships  between T. Rowe Price and a portfolio  company  could have  influenced an  inconsistent  vote on that  company's  proxy.  Issues  raising possible  conflicts  of  interest  are  referred  to  designated  members  of the  Proxy  Committee  for  immediate resolution.

Reporting
Vote Summary  Reports are generated  for each client that  requests T. Rowe Price to furnish proxy voting  records.
The report specifies the portfolio  companies,  meeting dates,  proxy  proposals,  votes cast for the client during the period,  and the  position  taken with  respect to each  issue.  Reports  normally  cover  quarterly  or annual periods.  If you wish to receive a copy of your account's  voting record,  please contact your T. Rowe Price Client
Relationship Manager.

                                        STATEMENT OF ADDITIONAL INFORMATION

                                                Dated July 17, 2004

                                                        for
                                               THRIVENT MUTUAL FUNDS
                                 THRIVENT U.S. GOVERNMENT ZERO COUPON TARGET FUND,
                                                    Series 2006
                                              625 Fourth Avenue South
                                           Minneapolis, Minnesota 55415
                                       Telephone: (800) THRIVENT (847-4836)

This Statement of Additional Information ("SAI") is not a prospectus, but provides additional information to supplement the Prospectus for Thrivent U.S. Government Zero Coupon Target Fund, Series 2006, dated July 17, 2004.
You should read this SAI in conjunction with the Prospectus, and any supplements thereto. You may obtain the
Fund's Prospectus at no charge by writing or telephoning the Fund at the address and telephone number above.

In this SAI, Thrivent Mutual Funds is referred to as the "Trust," and Thrivent U.S. Government Zero Coupon Target
Fund, Series 2006 is referred to the "Fund."

                                                                                                        Page
History of the Fund                                                                                       2
Description of the Fund and Its Investments and Risks                                                     2
Management of the Fund                                                                                    8
Control Persons and Principal Holders of Securities                                                      14
Investment Advisory Services                                                                             14
Underwriting and Distribution Services                                                                   16
Other Services                                                                                           18
Brokerage Allocation and Other Practices                                                                 19
Purchases, Redemptions and Pricing of Shares                                                             20
Taxation of the Fund                                                                                     22
Financial Statements                                                                                     24
Appendix A - Proxy Voting Process and Policies Summary                                                   25

HISTORY OF THE FUND
Thrivent U.S. Government Zero Coupon Target Fund, Series 2006 (the "Fund") is a series of Thrivent Mutual Funds
(the "Trust"). The Trust is a Massachusetts Business Trust, which was organized on March 31, 1987. The Trust has different series of shares. The Trust refers to each series as a fund. In addition to Thrivent U.S. Government
Zero Coupon Target Fund, the Trust has 23 other series which are described in a prospectus for Class A and Class
B shares and a prospectus for Institutional Class shares and an accompanying Statement of Additional Information.

Shares of Thrivent U.S. Government Zero Coupon Target Fund, Series 2006, became available to the public on
November 14, 1991. The Fund closed sales to new shareholders and to additional purchases by existing shareholders on June 1, 1993, except for automatic investment plan purchases. The Fund allowed automatic investment plan purchases to continue through June 30, 1993. The Fund allows existing shareholders to continue their purchases of shares by reinvesting dividends and capital gains, if any, at net asset value in their existing shareholder accounts.

DESCRIPTION OF THE FUND AND ITS INVESTMENTS AND RISKS

The Fund's Classification
The U.S. Government Zero Coupon Fund, Series 2006 is an open-end mutual fund, meaning that it continuously issues redeemable shares representing interests in the Fund's underlying portfolio of U.S. government securities.

Other Investment Strategies and Risks
The following information supplements the information provided in the Prospectus on the Fund's principal investment strategies and risks.

Zero Coupon Securities
The Fund invests at least 80% of its net assets in U.S. government zero coupon securities. At least 50% of the
Fund's net assets will be invested in U.S. government zero coupon securities maturing within two years of the
Fund's target date.

In addition to the types of U.S. government zero coupon securities discussed in the Prospectus, zero coupon securities may include U.S. Treasury bonds or notes and their unmatured interest coupons which have been separated by their holder, typically a custodian bank or investment brokerage firm. A holder will separate the interest coupons from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have stripped the interest coupons and resold them in custodial receipt programs with a number of different names, including "Treasury Income Growth Receipts" ("TIGRS") and Certificate of Accrual on
Treasuries ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the
Federal Reserve Bank or, in the case of bearer securities, (i.e., unregistered securities that are owned ostensibly by the bearer or holder thereof), in trust on behalf of the owners thereof. The staff of the
Securities and Exchange Commission no longer considers "TIGRS" and "CATS" government securities.

The United States Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "STRIPS" or "Separate Trading of Registered Interest and
Principal of Securities." Under the STRIPS program, a Fund will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the stripped coupons are sold separately. The principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment on the security and does not receive any rights to periodic interest
(cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in bundled form.
Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

Repurchase Agreements
The Fund may from time to time enter into a repurchase agreement. A repurchase agreement involves the sale of securities to the Fund with the current agreement of the seller (a bank or securities dealer) to repurchase the securities at the same price plus an amount equal to an agreed upon interest rate within a specified time. The specified period of time is usually one week, but on occasion the period may be for a longer period. The Fund requires continual maintenance of collateral (in cash or U.S. government securities) held by the custodian in an amount equal to, or in excess of, the market value of the securities that are the subject of the repurchase agreement.

In the event of a bankruptcy or other default of a seller of a repurchase agreement, there may be delays and expenses in liquidating the securities, declines in their value, and losses of interest. The Fund's adviser maintains procedures for evaluating and monitoring the creditworthiness of firms with which they enter into repurchase agreements. The Fund may not invest more than 10% of its total assets in repurchase agreements maturing in more than seven days or in securities subject to legal or contractual restrictions on resale.

When-Issued and Delayed Delivery Securities
The Fund may purchase securities on a when-issued or delayed delivery basis. Although the payment and interest terms of these securities are established at the time the purchaser enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. The
Fund only purchases on a when-issued or delayed delivery basis with the intention of actually acquiring the securities. The Fund may sell the securities before settlement date if the adviser deems it advisable for investment reasons.

At the time the Fund enters into a binding obligation to purchase securities on a when-issued basis, the Fund will have its custodian identify liquid assets having a value at least as great as the purchase price on its books throughout the period of the obligation. The use of these investment strategies may increase net asset value fluctuation.

Short-term Trading
Although there is no present intention to do so, the Fund, consistent with its investment policies, may engage in short-term trading (selling securities for brief periods of time, usually less than three months). The Fund will only engage in short-term trading if the adviser believes that such transactions, net of costs, would further the attainment of their investment objectives. For example, the needs of different classes of lenders and borrowers and their changing preferences and circumstances have in the past caused market dislocations unrelated to fundamental creditworthiness and trends in interest rates. These market dislocations have presented market trading opportunities. Such market dislocations might result from a broker needing to cover a substantial short position in a security or an abnormal demand for a security created by an unusually large purchase or sale by an institutional portfolio manager. The Fund cannot assure that such dislocations will occur in the future or that they will be able to take advantage of them. The Fund will limit its voluntary short-term trading, if any, to the extent necessary to qualify as a "regulated investment company" under the Internal Revenue Code.

Lending Portfolio Securities
Although there is no present intention to do so, the Fund may from time to time lend securities from its portfolio to brokers, dealers and financial institutions such as banks and trust companies. The adviser will monitor the creditworthiness of firms with which the Fund engages in securities lending transactions. In doing so, a Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return which may be in the form of a fixed fee or a percentage of the collateral. The Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not more than five business days.

The adviser will monitor the creditworthiness of firms with which the Fund engages in securities lending transactions. Collateral values are continuously maintained at 100% and marked to market daily. However, in the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities, including possible decline in value of the collateral or loaned securities, possible lack of access to income during this period, and expenses of enforcing its rights.

Other Fund Policies
The Fund's investment objective, which is to provide a high investment return over the selected period of time
(2006), consistent with investments in U.S. government securities, is a fundamental policy. This means that it may not be changed without the approval of a "majority of the outstanding voting securities" of the Fund. A
"majority of the outstanding voting securities" means the approval of the lesser of: (i) 67% or more of the voting securities at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (ii) more than 50% of the outstanding voting securities of the Fund. In addition to the Fund's investment objective, the Fund also has the following policies, which are fundamental and cannot be changed without a majority vote of the outstanding shares of the Fund.

1.   The Fund may not borrow money, except that it may borrow money (through the issuance of debt securities or otherwise) in an amount not exceeding one-third of the Fund's total assets immediately after the time of such borrowing.

2.   The Fund may not issue senior securities, except as permitted under the Investment Company Act of 1940 or any exemptive order or rule issued by the Securities and Exchange Commission.

3.   The Fund will not, with respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies, instrumentalities or authorities or repurchase agreements fully collateralized by U.S. Government securities and other investment companies) if (a) such purchase would, at the time, cause more than 5% of the Fund's total assets taken at market value to be invested in the securities of such issuer; or (b)
     such purchase would, at the time, result in more than 10% of the outstanding voting securities of such issuer being held by the Fund.

4.   The Fund may not buy or sell real estate, except that it may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interest therein, (iii) invest in mortgage-related securities and other securities that are secured by real estate or interest therein, and (iv)
     hold and sell real estate acquired by the Fund as a result of the ownership of securities.

5.   The Fund may not purchase or sell commodities or commodity contracts, except that it may purchase and sell derivatives (including but not limited to options, futures contracts and options on futures contracts) whose value is tied to the value of a financial index or a financial instrument or other asset (including, but not limited to, securities indexes, interest rates, securities, currencies and physical commodities).

6.   The Fund may not make loans, except that it may (i) lend portfolio securities, (ii) enter into repurchase agreements, (iii) purchase all or a portion of an issue of debt securities, bank loan participation interests, bank certificates of deposit, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities, and (iv) participate in an interfund lending program with other registered investment companies.

7.   The Fund will not underwrite the securities of other issuers, except where the Fund may be deemed to be an underwriter for purposes of certain federal securities laws in connection with the disposition of portfolio securities; with investments in other investment companies; and with loans that a Fund may make pursuant to its fundamental investment restriction on lending.

8.   The Fund will not purchase a security if, after giving effect to the purchase, more than 25% of its total assets would be invested in the securities of one or more issuers conducting their principal business activities in the same industry, except that this restriction does not apply to Government Securities (as such term is defined in the Investment Company Act of 1940).

The following nonfundamental investment restriction may be changed without shareholder approval.  Under this restriction:

1.   The Fund will not purchase any security while borrowings, including reverse repurchase agreements, representing more than 5% of the Fund's total assets are outstanding.  The Funds intend to limit borrowings to amounts borrowed from a bank, reverse repurchase agreements (insofar as they are considered borrowings), or an interfund lending agreement.

2.   The fundamental investment restriction with respect to industry concentration (number 8 above) will be applied pursuant to SEC policy at 25% (instead of "more than 25%") of a Fund's total assets.

3.   The fundamental investment restriction with respect to diversification (number 3 above) will be applied so securities issued by U.S. Government agencies, instrumentalities, or authorities will be eligible for the exception only if those securities qualify as a "Government Security" under the 1940 Act.

4.   The exception for exemptive orders in the fundamental investment restriction with respect to senior securities (number 2 above) will be applied only for exemptive orders issued to the Trust.

The Trust has applied for an exemptive order from the SEC which would allow the Fund to engage in an interfund lending program.  In an interfund lending arrangement, the Funds directly lend to and borrow money from each other for temporary purposes.  This arrangement allows the borrowing Fund to borrow at a lower interest rate than banks offer, allows the lending Fund to earn extra income, and reduces the need for bank lines of credit.
Section 17(a) of the 1940 Act makes it unlawful for an affiliated person of a registered investment company, and underwriter, or a promoter (or any affiliated person thereof), acting as principal, to engage in "self-dealing,"
i.e., knowingly sell any security (other than securities the buyer or seller issues) or other property to the company or to buy any security (other than securities the investment company issues) or other property from the company.  Because an interfund lending arrangement raises issues under Section 17(a), along with other sections of the 1940 Act, its use requires an order for exemptive relief from the Securities and Exchange Commission.  The
Fund's interfund lending arrangement is designed to ensure that the Fund has an equal opportunity to borrow and lend on equal terms consistent with its investment policies and limitations.

Section 18(g) of the 1940 Act defines a "senior security" as any bond, debenture, note, or similar obligation constituting a security and evidencing indebtedness.  Section 18(f)(1) of the 1940 Act prohibits an open-end investment company from issuing senior securities but permits borrowings from a bank if immediately after the borrowing there is asset coverage of at least 300% and provided further that, in the event that such asset coverage falls below 300%, the investment company will, within 3 days (not including Sundays and holidays), reduce the amount of its borrowings to an extent that the asset coverage of such borrowings shall be at least
300%.  The SEC staff has taken the position that a fund may engage in certain leveraged transactions, such as short sales and financial futures contracts, without violating Section 18(f)(1) if it segregates fund assets.

Because the Fund intends to invest solely in U.S. government securities, the Fund generally will not have to apply its policies on other types of issuers or investments.

MANAGEMENT OF THE FUND

Board of Trustees and Executive Officers

The Board of Trustees is responsible for the management and supervision of the Fund's business affairs and for exercising all powers except those reserved to the shareholders.  Each Trustee oversees each of 24 series of the
Trust and also serves as a Director of Thrivent Series Fund, Inc., a registered investment company consisting of
26 Portfolios that serve as  underlying funds for variable contracts issued by Thrivent Financial for Lutherans
("Thrivent Financial") and Thrivent Life Insurance Company ("TLIC") and investment options in the retirement plan
offered by Thrivent Financial.   The 24 series of the Trust and the 26 Portfolios of Thrivent Series Fund, Inc.
are referred to herein as the "Investment Company Complex."

The following table provides information about the Trustees and officers of the Trust.

Interested Trustee(1)

--------------------------- --------------------- ----------------------------------------- ----------------------------------
                            Position with Trust
                            and Length of         Principal Occupation During the Past 5    Other Directorships Held by
Name, Address and Age       Service(2)            Years                                     Trustee
--------------------------- --------------------- ----------------------------------------- ----------------------------------
--------------------------- --------------------- ----------------------------------------- ----------------------------------
Pamela J. Moret             President since       Executive Vice President, Marketing and   Director, Lutheran World Relief;
625 Fourth Avenue South     2002 and Trustee      Products, Thrivent Financial  since       Director, Minnesota Public Radio
Minneapolis, MN             since 2004            2002; Senior Vice President, Products,
Age 48                                            American Express Financial Advisors
                                                  from 2000 to 2001; Vice President,
                                                  Variable Assets, American Express
                                                  Financial Advisors from 1996 to 2000

--------------------------- --------------------- ----------------------------------------- ----------------------------------

Independent Trustees(3)

--------------------------- --------------------- ----------------------------------------- --------------------------------
                            Position with Trust
                            and Length of         Principal Occupation During the Past 5    Other Directorships Held by
Name, Address and Age       Service(2)            Years                                     Trustee
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
F. Gregory Campbell         Trustee since 1992    President, Carthage College               Director, National Association
625 Fourth Avenue South                                                                     of Independent Colleges and
Minneapolis, MN                                                                             Universities, Director,
Age 65                                                                                      Johnson Family Funds, Inc., an
                                                                                            investment company consisting
                                                                                            four portfolios;  Director,
                                                                                            Kenosha Hospital and Medical
                                                                                            Center Board; Prairie School
                                                                                            Board; United Health Systems
                                                                                            Board
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Herbert F. Eggerding, Jr.   Lead Trustee since    Management consultant to several          None
625 Fourth Avenue South     2003                  privately owned companies
Minneapolis, MN
Age 66
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Noel K. Estenson            Trustee since 2004    Retired; previously President and Chief   None
625 Fourth Avenue South                           Executive Officer, CenexHarvestStates
Minneapolis, MN                                   (farm supply and marketing and food
Age 65                                            business)
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Richard L. Gady             Trustee since 1987    Retired; previously Vice President,       Director, International
625 Fourth Avenue South                           Public Affairs and Chief Economist,       Agricultural Marketing
Minneapolis, MN                                   Conagra, Inc. (agribusiness)              Association
Age 61
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Jodi L. Harpstead           Trustee since 2004    Chief Advancement Officer at Lutheran     Director, Delta Dental Plan of
625 Fourth Avenue South                           Social Service of Minnesota  since        Minnesota
Minneapolis, MN                                   2004; Vice President & General Manager,
Age 47                                            Cardiac Surgery Technologies for
                                                  Medtronic, Inc. from 2002 to 2004
                                                  (medical products and technologies);
                                                  President, Global Marketing and U.S.
                                                  Sales, Cardiac Rhythm Management for
                                                  Medtronic, Inc. from 2001 to 2002; Vice
                                                  President, U.S. pacing sales Manager
                                                  for Medtronic, Inc. from 1996 to 2000
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Connie M. Levi              Trustee since 2004    Retired                                   Director, Norstan, Inc.
625 Fourth Avenue South
Minneapolis, MN
Age 64
--------------------------- --------------------- ----------------------------------------- --------------------------------
--------------------------- --------------------- ----------------------------------------- --------------------------------
Edward W. Smeds             Chairman and          Retired                                   Chairman of Carthage College
625 Fourth Avenue South     Trustee since 1999                                              Board
Minneapolis, MN
Age 68
--------------------------- --------------------- ----------------------------------------- --------------------------------

Executive Officers
---------------------------------- ---------------------------- ----------------------------------------------------------
                                   Position with Trust and
Name, Address and Age              Length of Service(2)         Principal Occupation During the Past 5 Years
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Pamela J. Moret                    President since 2002         Executive Vice President, Marketing and Products,
625 Fourth Avenue South                                         Thrivent Financial  since 2002; Senior Vice President,
Minneapolis, MN                                                 Products, American Express Financial Advisors from 2000
Age 48                                                          to 2001; Vice President, Variable Assets, American
                                                                Express Financial Advisors from 1996 to 2000

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
James E. Nelson                    Secretary since 2003         Vice President, Securities Law, Thrivent Financial since
625 Fourth Avenue South                                         2001;  Counsel and head of Insurance Practice Group, Law
Minneapolis, MN                                                 Division of ING ReliaStar (formerly ReliaStar Financial
Age 43                                                          Corp.) from 1998 to 2001

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Charles D. Gariboldi               Treasurer since  1999        Vice President, Investment Accounting, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 44

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Russell W. Swansen                 Vice President since 2004    Chief Investment Officer,  Thrivent Financial,  since
625 Fourth Avenue South                                         2004; Managing Director, Colonade Advisors, LLC, from
Minneapolis, MN                                                 2001 to 2003, President and Chief Investment Officer of
Age 46                                                          PPM American from 1999 to 2000

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Karl  D. Anderson                  Vice President since 2003    Vice President, Investment Product Solutions Management,
625 Fourth Avenue South                                         Thrivent Financial
Minneapolis, MN
Age  42

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Frederick P. Johnson               Vice President since 2003    Vice President, Investment Operations, Thrivent
625 Fourth Avenue South                                         Financial
Minneapolis, MN
Age 41

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marnie L. Loomans-Thuecks          Vice President since 2004    Vice President, Customer Interaction Department,
625 Fourth Avenue South                                         Thrivent Financial
Minneapolis, MN
Age 41

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Thomas R Mischka                   Vice President and           Vice President of Divisional Support Services, Thrivent
625 Fourth Avenue South            Anti-Money Laundering        Financial
Minneapolis, MN                    Officer since 2003
Age  44

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Sandra A. Diedrick                 Assistant Vice President     Director,  of Interaction Center, Thrivent Financial
4321 North Ballard Road            and Assistant Secretary
Appleton, WI                       since 2004
Age 44

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Kenneth L. Kirchner                Assistant Vice President     Director, Transfer Agency Operations, Thrivent Financial
4321 North Ballard Road            and Assistant Secretary
Appleton,  WI                      since 2004
Age 37

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
David R. Spangler                  Assistant Vice President     Director, of Investment Product Management, Thrivent
625 Fourth Avenue South            since 2004                   Financial  since 2002;  Vice President- Product
Minneapolis, MN                                                 Development, Wells Fargo Bank-Funds Management Group,
Age 37                                                          from 2000 to 2002;  Analyst, MCSI, Inc., 2000;  Vice
                                                                President-Product Development, US Bank-First American
                                                                Funds, 1997 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Brett L. Agnew                     Assistant Secretary since    Senior Counsel, Thrivent Financial since
625 Fourth Avenue South            2001                         2001;Consultant Principal Financial Group from 1998 to
Minneapolis, MN                                                 2001
Age 33

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
John C. Bjork                      Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2003
Minneapolis, MN
Age 51

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Marlene J. Nogle                   Assistant Secretary since    Senior Counsel, Thrivent Financial
625 Fourth Avenue South            2003
Minneapolis, MN
Age 56

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Todd J. Kelly                      Assistant Treasurer since    Director,  Fund Accounting Operations, Thrivent
222 West College Avenue            1999                         Financial
Appleton, WI
Age 34

---------------------------------- ---------------------------- ----------------------------------------------------------
---------------------------------- ---------------------------- ----------------------------------------------------------
Gerard V. Vaillancourt             Assistant Treasurer since    Director, Fund Accounting Administration, Thrivent
625 Fourth Avenue South            2002                         Financial  since 2002; Manager-Portfolio Compliance,
Minneapolis, MN                                                 Lutheran Brotherhood from 2001 to 2002; Manager-Fund
Age 36                                                          Accounting, Minnesota Life from 2000 to 2001;
                                                                Supervisor-Securities Accounting, Lutheran Brotherhood
                                                                from 1998 to 2000
---------------------------------- ---------------------------- ----------------------------------------------------------

(1) "Interested  person" of the Trust as defined in the  Investment  Company Act of 1940 by virtue of positions with
Thrivent  Financial.  Ms. Moret is  considered  an  interested  person  because of her  principal  occupation  with
Thrivent Financial.
(2) Each  Trustee  serves an indefinite  term until her or his successor is duly elected and  qualified.  The bylaws of the Trust  provide  that each  Trustee  must retire at the end of the year in which the Trustee  attains age 70.
Officers serve at the discretion of the board until their successors are duly appointed and qualified.
(3) The  Trustees  other  than  Ms.  Moret  are  not  "interested  persons"  of the  Trust  and are  referred  to as
"Independent Trustees."

Committees of the Board of Trustees
----------------------- ------------------------------- -------------------------------------------- ---------------------------
                                                                                                     Meetings Held During Last
Committee               Members/1/                      Function                                     Fiscal Year
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------

Audit                   F. Gregory Campbell             The 1940 Act requires that the Trusts'       4
                        Herbert F. Eggerding, Jr.       independent auditors be selected by a
                        Noel K. Estenson                majority of those Trustees who are not
                        Richard L. Gady                 "interested persons" (as defined in the
                        Jodi L. Harpstead               1940 Act) of the Trust.  The Audit
                        Connie M. Levi                  Committee is responsible for recommending
                        Edward W. Smeds                 the engagement or retention of the Trust's
                                                        independent accountants, reviewing with
                                                        the independent accountants the plan and
                                                        the results of the auditing engagement,
                                                        approving professional services provided
                                                        by the independent accountants prior to
                                                        the performance of such services,
                                                        considering the range of audit and
                                                        non-audit fees, reviewing the independence
                                                        of the independent accountants, reviewing
                                                        the scope and results of procedures of
                                                        internal auditing and reviewing the system
                                                        of internal accounting control.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------

Contracts               F. Gregory Campbell             The function of the Contracts Committee is   4
                        Herbert F. Eggerding, Jr.       to assist the Board of Trustees in
                        Noel K. Estenson                fulfilling its duties with respect to the
                        Richard L. Gady                 review and approval of contracts between
                        Jodi L. Harpstead               the Trust and other entities, including
                        Connie M. Levi                  entering into new contracts and the
                        Edward W. Smeds                 renewal of existing contracts.  The
                                                        Contracts Committee considers investment
                                                        advisory, distribution, transfer agency,
                                                        administrative service and custodial
                                                        contracts, and such other contracts as the
                                                        Board of Trustees deems necessary or
                                                        appropriate for the continuation of
                                                        operations of each Fund.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
----------------------- ------------------------------- -------------------------------------------- ---------------------------

Governance              F. Gregory Campbell             The Governance Committee assists the Board   5
                        Herbert F. Eggerding, Jr.       of Trustees in fulfilling its duties with
                        Noel K. Estenson                respect to the governance of the Trust,
                        Richard L. Gady                 including recommendations regarding
                        Jodi L. Harpstead               evaluation of the Board of Trustees,
                        Connie M. Levi                  compensation of the Trustees and
                        Edward W. Smeds                 composition of the committees and the
                                                        Board's membership.  The Governance
                                                        Committee makes recommendations regarding
                                                        nominations for Trustees and will consider
                                                        nominees suggested by shareholders sent to
                                                        the attention of the President of the
                                                        Trust.
----------------------- ------------------------------- -------------------------------------------- ---------------------------
/1/ The Independent Trustees serve as members of each Committee.

Beneficial Interest in the Fund by Trustees

The following tables provide information as of December 31, 2003, regarding the dollar range of beneficial ownership by each Trustee of the Fund.  In addition, the amount shown in the last column reflects the aggregate amount of each Trustee's beneficial ownership in all registered investment companies within the investment company complex that are overseen by the Trustee.

Interested Trustee
-------------------------- ------------------------------------------------------------------- -----------------------
                                                                                                  Aggregate Dollar
                                                                                                Range of Beneficial
                                                                                                  Ownership in All
                                                                                               Registered Investment
                                                                                               Companies Overseen by
                                                                                                 the Trustee in the
                                                                                                 Investment Company
Name of Trustee            Dollar Range of Beneficial Ownership in the Fund                           Complex
-------------------------- ------------------------------------------------------------------- -----------------------
------------------------- -------------------------------------------------------------------- -----------------------
Pamela J. Moret           None                                                                 Over $100,000

------------------------- -------------------------------------------------------------------- -----------------------

Independent Trustees
-------------------------- ------------------------------------------------------------------- -----------------------
                                                                                                  Aggregate Dollar
                                                                                                Range of Beneficial
                                                                                                  Ownership in All
                                                                                               Registered Investment
                                                                                               Companies Overseen by
                                                                                                 the Trustee in the
                                                                                                 Investment Company
Name of Trustee            Dollar Range of Beneficial Ownership in the Fund                           Complex
-------------------------- ------------------------------------------------------------------- -----------------------
------------------------- ------------------------------------------------------------------- ------------------------
F. Gregory Campbell       None                                                                Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Herbert F. Eggerding,
Jr.                       None                                                                Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Noel K. Estenson          None                                                                Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Richard L. Gady           None                                                                Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Jodi L. Harpstead         None                                                                Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Connie M. Levi            None                                                                $50,001-$100,000
------------------------- ------------------------------------------------------------------- ------------------------
------------------------- ------------------------------------------------------------------- ------------------------
Edward W. Smeds           None                                                                Over $100,000
------------------------- ------------------------------------------------------------------- ------------------------

Compensation of Trustees

The Trust  makes no  payments  to any of its  officers  for  services  performed  for the  Trust.  The  Independent
Trustees are paid an annual  compensation  of $65,000 to attend  meetings of the Board of Trustees of the Trust and the Board of Directors of Thrivent  Series Fund,  Inc.  The  Chairman  and the "lead"  Trustee are  compensated  an additional  $2,500  per year for each such  position.  Independent  Trustees  are  reimbursed  by the Trust for any expenses  they may incur by reason of  attending  Board  meetings or in  connection  with other  services  they may perform in  connection  with their duties as Trustees of the Trust.  The Trustees  receive no pension or retirement benefits in connection with their service to the Fund.

The following  table provides the amounts of  compensation  paid to the Trustees  either directly or in the form of payments made into a deferred compensation plan for the fiscal year ended April 30, 2004:

---------------------------- ------------------------- --------------------------
                                                        Total Compensation Paid
                              Aggregate Compensation        by Fund and the
Name,                               from Trust            Investment Company
Position                                                        Complex
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Pamela J. Moret/1/
Trustee                                 $0                        $0
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
F. Gregory Campbell
Trustee                              $49,100                    $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Herbert F. Eggerding, Jr.
Lead Trustee                         $24,500                    $67,500
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Noel K. Estenson/2/
Trustee                                 $0                      $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Richard L. Gady/2/
Trustee                              $49,100                    $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Jodi L. Harpstead
Trustee                                 $0                      $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Connie M. Levi
Trustee                                 $0                      $65,000
---------------------------- ------------------------- --------------------------
---------------------------- ------------------------- --------------------------
Edward W. Smeds/2/
Chairman and Trustee                 $50,988                    $67,500
---------------------------- ------------------------- --------------------------
/1/ "Interested person" of the Fund as defined in the Investment Company Act of 1940.
/2/ The Trust  has  adopted a  deferred  compensation  plan for the  benefit  of the  disinterested
Trustees of the Trust who wish to defer  receipt of a percentage of eligible  compensation  which they  otherwise  are  entitled to receive  from the Trust.  Compensation  deferred is invested in
Thrivent  Mutual Funds,  the allocation of which is determined by the individual  Trustee.  As of
April 30, 2004, the total amount of deferred  compensation  payable to Mr.  Estenson was $39,717, the total  amount of  deferred  compensation  payable  to Mr.  Gady was  $176,812,  and the total amount of deferred compensation payable to Mr. Smeds was $229,419.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of May 31, 2004, the Trust's officers and Trustees owned less than 1% of the shares of any class of the Fund, and no account holders held in excess of 5% of the Fund's shares.

INVESTMENT ADVISORY SERVICES

Investment Adviser
The Fund's investment adviser, Thrivent Investment Management Inc. ("Thrivent Investment Mgt.") , was organized
as a Delaware corporation on July 29, 1986.   Thrivent Investment Mgt. is a wholly-owned subsidiary of Thrivent
Financial Holdings, Inc., which, in turn, is a wholly-owned subsidiary of Thrivent Financial, a fraternal benefit society.  The officers and directors of Thrivent Investment Mgt. who are affiliated with the Trust are set forth below under "Investment Advisory Services-Affiliated Persons".  Investment decisions for the Fund are made by
Thrivent Investment Mgt., subject to the overall direction of the Board of Trustees.  Thrivent Investment Mgt.
also provides investment research and supervision of the Fund's investments and conducts a continuous program of investment evaluation and appropriate disposition and reinvestment of its assets.

Affiliated Persons
The following  directors and officers of Thrivent  Investment Mgt., the Fund's investment  adviser,  are affiliated with the Trust:

---------------------------------------- -------------------------------------- --------------------------------------
                                                                                Position with Thrivent Investment
Affiliated Person                        Position with Fund                     Mgt.
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Pamela J. Moret                          President                              Senior Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                                                                                Senior Vice President and Chief
Russell W. Swansen                       Vice President                         Investment Officer
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
                                                                                Vice President and Assistant
James E. Nelson                          Secretary                              Secretary
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Charles D. Gariboldi                     Treasurer                              Vice President
---------------------------------------- -------------------------------------- --------------------------------------
---------------------------------------- -------------------------------------- --------------------------------------
Frederick P. Johnson                     Vice President                         Vice President
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Marnie Loomans-Theucks                   Vice President                         Vice President
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                                         Vice President and Anti-Money
Thomas R. Mischka                        Laundering Officer                     Vice President
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Brett L. Agnew                           Assistant Secretary                    Assistant Secretary
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John C. Bjork                            Assistant Secretary                    Assistant Secretary
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Marlene J. Nogle                         Assistant Secretary                    Assistant Secretary
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The Advisory and Subadvisory Agreements
The advisory agreement provides that Thrivent Investment Mgt. will provide overall investment supervision of the assets of each Fund.  Thrivent Investment Mgt. furnishes and pays for all office space and facilities, equipment and clerical personnel necessary for carrying out the adviser's duties under the advisory agreement. The adviser also pays all compensation of Trustees, officers and employees of the Trust who are the adviser's affiliated persons. All costs and expenses not expressly assumed by the adviser under the advisory agreement are paid by the
Fund, including, but not limited to: (a) interest and taxes; (b) brokerage commissions; (c) insurance premiums;
(d) compensation and expenses of the Fund's Trustees other than those affiliated with the adviser; (e) legal and audit expenses; (f) fees and expenses of the Trust's custodian and transfer agent; (g) expenses incident to the issuance of the Trust's shares, including stock certificates and issuance of shares on the payment of, or reinvestment of, dividends; (h) fees and expenses incident to the registration under Federal or state securities laws of the Trust or its shares; (i) expenses of preparing, printing and mailing reports and notices and proxy material to the Trust's shareholders; (j) all other expenses incidental to holding meetings of the Trust's shareholders; (k) dues or assessments of or contributions to the Investment Company Institute or its successor, or other industry organizations; (l) such non-recurring expenses as may arise, including litigation affecting the
Trust and the legal obligations that the Trust may have to indemnify its officers and Trustees with respect thereto; and (m) all expenses that the Trust agrees to bear in any distribution agreement or in any plan adopted by the Trust pursuant to Rule 12b-1 under the Act.

The advisory agreement will continue in effect from year to year only so long as such continuances are specifically approved at least annually by the Board of Trustees. The vote for approval must include the approval of a majority of the Trustees who are not interested persons (as defined in the Act). The advisory agreement terminates automatically upon assignment. The advisory agreement is also terminable at any time without penalty by the Board of Trustees or by vote of the holders of a majority of the outstanding voting securities of the
Trust. With respect to a particular Fund, the advisory or subadvisory agreement, if any, is terminable at any time by the Board of Trustees or by the vote of a majority of the outstanding shares of such Fund. The adviser may terminate the agreement on 60 days written notice to the Trust.

On  August  28,  2003,  the Board of  Trustees  of the Fund  (the  "Board"),  including  the  Trustees  who are not
"interested persons" of Thrivent Financial or the Fund ("Independent  Trustees"),  unanimously voted to approve the current  investment  advisory  agreement  between the Fund and  Thrivent  Investment  Mgt. In  connection  with its consideration  of the  current  advisory  agreement,  the  Board  reviewed  the  current  staff  of the  investment operations  and their  qualifications,  the  reasonableness  of the  advisory  fees in relation to the fees paid by comparable  mutual  funds,  the extent of the profits  derived by the  adviser,  and the  performance  of the Fund.
After reviewing all of these factors, the Board unanimously approved the current investment advisory agreement.

Advisory Fees
The Fund pays the adviser an investment advisory fee computed separately and paid monthly for the Fund. The Fund pays an advisory fee of 0.50 of 1% of the Fund's average daily net assets. Since 1995, however, the adviser has not charged the Fund an investment advisory fee. The adviser is also reimbursing the Fund's expenses in excess of
1.00%. Although the Fund does not have any intention to do so, they may discontinue or modify these waivers or reimbursements at any time.

The Fund has paid the following advisory fees to the adviser for the last three fiscal years:

                                           Thrivent U.S. Government Zero
Periods Ended April 30                      Coupon Target Fund Series 2006
                  2002                                    0
                  2003                                    0
                  2004                                    0

Code of Ethics

The Trust and Thrivent  Investment  Mgt.,  have each adopted a code of ethics  pursuant to the  requirements of the
1940 Act.  Under the Codes of Ethics,  personnel are only permitted to engage in personal  securities  transactions in accordance  with certain  conditions  relating to such  person's  position,  the identity of the  security,  the timing of the  transaction,  and  similar  factors.  Transactions  in  securities  that may be held by the Fund are permitted,  subject to compliance with applicable  provisions of the Code.  Personal  securities  transactions must be reported quarterly and broker confirmations of such transactions must be provided for review.

Proxy Voting Policies
The Trust has adopted the proxy  voting  policies of Thrivent  Financial  for  Lutherans  and  Thrivent  Investment
Management, Inc.  Those policies are included in Appendix A.

UNDERWRITING AND DISTRIBUTION SERVICES

The Fund's principal  underwriter and distributor,  Thrivent Investment Mgt., is a Delaware  corporation  organized in 1986.  Thrivent Investment Mgt. is an indirect  wholly-owned  subsidiary of Thrivent Financial for Lutherans and is located at 625 Fourth  Avenue  South,  Minneapolis,  Minnesota  55415.  The officers  and  directors of Thrivent
Investment  Mgt. who are affiliated  with the Trust are set forth under  "Investment  Advisory  Services-Affiliated
Persons".  Under an amended  Distribution  Contract  dated June 15, 1997 (the  "Distribution  Contract"),  Thrivent
Investment  Mgt.  is  granted  the right to sell Class A, Class B and  Institutional  Class  shares of the Funds as agent for the Trust.  Shares of the Fund have not been offered since 1993,  and no  underwriting  commissions  have been paid to Thrivent Investment Mgt. since that time.

The Distribution  Contract was initially  approved by the Board of Trustees including a majority of the Independent
Trustees,  on June 15, 1997,  and will continue in effect from year to year so long as its  continuance is approved at least annually by the Board of Trustees, including the Independent Trustees.

12b-1 Distribution Plan
The Trust has adopted a Distribution  Plan and Agreement  under the 1940 Act (the "12b-1  Plan").  Because the Fund is no longer  being  sold,  Thrivent  Investment  Mgt.  is  waiving  the 12b-1  fee for the  Fund.  The 12b-1  Plan permits, among other things, payment by each such Fund for the purpose of:

         (1)      paying  compensation to registered  representatives or other employees of the Thrivent Investment
         Mgt. who engage in or support  distribution  of the Fund;  making  payment of sales  commissions,  ongoing commissions  and other  payments to brokers,  dealers,  financial  institutions  or others who sell shares pursuant to Selling Agreements;

         (2)      reimbursing expenses (including overhead and telephone expenses) of Thrivent Investment Mgt.;

         (3)      providing  training,  marketing  and support to dealers  and others  with  respect to the sale of prospectuses,  statements of additional  information,  and shareholder reports;  organizing and conducting sales seminars and making payments in the form of  transactional  compensation or promotional  incentives;
         receiving  and  answering   correspondence   from   prospective   shareholders,   including   distributing
         prospectuses,  statements of additional  information,  and shareholder  reports;  providing  facilities to
         answer  questions  from  prospective  investors  about  the  Funds,   assisting  investors  in  completing
         application  forms and  selecting  dividend and other account  options,  and  providing  other  reasonable assistance in connection with the distribution of the Fund; and

         (4)      providing  payment of expenses  relating  to the  formulation  and  implementation  of  marketing strategies and promotional  activities such as direct mail  promotions and television,  radio,  newspaper, magazine  and  other  mass  media  advertising;  the  preparation,  printing  and  distribution  of  sales literature;  the  preparation,  printing and  distribution  of  prospectuses  of the Trust and reports for recipients  other than existing  shareholders of the Trust; and obtaining such  information,  analyses and reports with respect to  marketing  and  promotional  activities  and investor  accounts as the Trust may, from time to time, deem advisable.

The Trust and the Fund are  authorized to engage in the  activities  listed above,  and in other  distribution  and services  activities,  either  directly or through other  persons with which the Trust has entered into  agreements pursuant to the 12b-1 Plan.

The 12b-1  Plan  provides  that it may not be  amended  to  increase  materially  the  costs  which a Fund may bear pursuant  to the 12b-1 Plan  without  approval by a 1940 Act  Majority  Vote of the  applicable  Class A or Class B shareholders.  The 12b-1 Plan also  provides that other  material  amendments of the 12b-1 Plan must be approved by the  Trustees,  and by the  Independent  Trustees,  by vote cast in person at a meeting  called for the  purpose of considering such amendments.

While the 12b-1 Plan is in effect,  the selection and nomination of the Independent  Trustees of the Trust has been committed  to the  discretion  of the  Independent  Trustees,  and any  person  who acts as legal  counsel  for the
Independent  Trustees  must  be an  independent  legal  counsel.  The  12b-1  Plan  was  approved  by  the  initial shareholders  of the Trust on September  13, 1988. It is subject to annual  approval,  by the Board of Trustees and by the  Independent  Trustees  by vote cast in person at a meeting  called  for the  purpose of voting on the 12b-1
Plan.  The 12b-1  Plan is  terminable  with  respect to the either the Class A or the Class B shares of any Fund at any time by a vote of a majority of the Independent  Trustees or by 1940 Act Majority Vote of the applicable  Class or Class B  shareholders  of such Fund.  A quarterly  report of the amounts  expended  under the 12b-1 Plan and the purposes for which such expenditures were incurred must be made to the Trustees for their review.

OTHER SERVICES

Custodian
The custodian for the Fund is State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts
02110. The custodian is responsible for holding the Fund's assets.

Transfer Agent
Thrivent  Financial  Investor Services Inc.  ("Thrivent  Financial  Investor  Services"),  625 Fourth Avenue South,
Minneapolis, Minnesota 55415, provides transfer agency services necessary to the Fund.

Administration Contract

Effective January 1, 2004,  Thrivent  Investment Mgt. provides  administrative  personnel and services necessary to operate  the Fund on a daily basis for a fee equal to 0.02  percent of the Fund's  average  daily net  assets.  The total dollar  amounts paid to Thrivent  Investment  Mgt. for  administrative  services  since  January 1, 2004,  is
$102.

Accounting Services Agreement
Pursuant to an Administrative Services Agreement (Agreement) between the Trust and Thrivent Financial, effective
January 1, 1999, Thrivent Financial provides certain accounting and pricing services to the Fund. These services include calculating the daily net asset value per class share; maintaining original entry documents and books of record and general ledgers; posting cash receipts and disbursements; reconciling bank account balances monthly;
recording purchases and sales based on subadviser communications ; and preparing monthly and annual summaries to
assist in the preparation of financial statements of, and regulatory reports for the Fund.   The agreement
continues in effect from year to year, as long as it is approved at least annually by the Board of Trustees or by a vote of the outstanding voting securities of the Fund. In either case, the agreement must also be approved at least annually by a majority of the Trustees who are not parties to the agreement or interested persons of any such party. The agreement terminates automatically if either party assigns the agreement. The agreement also terminates without penalty by either party on 60-days' notice. The agreement provides that neither Thrivent
Financial, nor its personnel, shall be liable for any error of judgment or mistake of law or for any loss arising out of any act or omission in the execution and the discharge of its obligations under the agreement, except for willful misfeasance, bad faith or gross negligence in the performance of their duties or by reason of reckless disregard of their obligations and duties under the agreement.

The principal reason for having Thrivent Financial provide these services is cost. Thrivent Financial has agreed to provide these services at rates that would not exceed the rates charged by unaffiliated vendors for similar services. The payments for the past three fiscal years are shown below.

April 30, 2002                     $1,011
April 30, 2003                       $859
April 30, 2004                     $1,073

Independent Registered Public Accounting Firm
PricewaterhouseCoopers  LLP, 100 East Wisconsin  Avenue,  Suite 1500,  Milwaukee,  Wisconsin  53202,  serves as the
Trust's  independent  registered public accounting firm,  providing  professional  services including audits of the
Fund's annual  financial  statements,  assistance  and  consultation  in connection  with  Securities  and Exchange
Commission filings, and review of the annual income tax returns filed on behalf of the Fund.

BROKERAGE ALLOCATION AND OTHER PRACTICES
Brokerage Transactions
The adviser directs the placement or orders for the purchase and sale of the Fund's portfolio securities.
Generally, the adviser places purchases and sales of portfolio securities with primary market makers (dealers)
for these securities on a net (principal) basis, without paying any brokerage commissions. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of portfolio securities from the dealers of zero coupon securities, in particular, may include a mark-up which may be included in a spread between the bid and asked price. Purchases of underwritten issues may be made which will include an underwriting fee paid to the underwriter.

Commissions
Because the Fund invests in U.S. government securities, which generally trade on a principal basis through a dealer rather than on a commission basis through a broker, the Target Fund has not paid any commissions for the past three years.

Brokerage Selection
In placing portfolio transactions, the adviser seeks the best combination of price and execution. In determining which dealers provide best execution, the adviser looks primarily to the price quoted. The adviser normally places orders with the dealer through which it can obtain the most favorable price. The adviser will normally purchase securities in their primary markets. In assessing the best net price and execution available to a Fund, the adviser will consider all factors it deems relevant. These factors include:

1.       the breadth of the market in the security;
2.       the price of the security;
3.       the financial condition and execution capability of the dealer; and
4.       the reasonableness of the commission, if any (for the specific transaction and on a continuing basis).

Although it is expected that sales of shares of the Fund will be made only by the distributor, the adviser may in the future consider the willingness of particular dealers to sell shares of the Fund as a factor in the selection of dealers for the Fund's portfolio transactions, subject to the overall best price and execution standard.

Assuming equal execution capabilities, the adviser may take into account other factors in selecting brokers or dealers to execute particular transactions and in evaluating the best net price and execution available. The
Adviser may consider "brokerage and research services" (as those terms are defined in Section 28(e) of the
Securities Exchange Act of 1934), statistical quotations, specifically the quotations necessary to determine the
Fund's net asset values, and other information provided to the Fund, to the adviser or its affiliates. The adviser may also cause the Fund to pay to a broker or dealer who provides such brokerage or research services a commission for executing a portfolio transaction that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction. The adviser must determine, in good faith, however, that such commission was reasonable in relation to the value of the brokerage and research services provided, viewed in terms of that particular transaction or in terms of all the accounts over which the adviser exercises investment discretion. It is possible that certain of the services received by the adviser attributable to a particular transaction will benefit one or more other accounts for which investment discretion is exercised by the adviser.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES
Net Asset Value
The Fund offers its shares to the public through its distributor, Thrivent Investment Management Inc. You can contact your Thrivent Financial representative for information or call Thrivent Mutual Funds directly at
800-847-4836. When the Fund was open for new investments, the Fund sold its shares at the public offering price
(POP). The POP is based on a Fund's net asset value (NAV) per share plus a sales charge (load):

         NAV + Sales charge = Public Offering Price.

The Fund determines the POP of a share by dividing its net asset value by 100% minus the sales charge percentage:

         NAV/(100%- Sales charge %) = Public Offering Price.

For example, if the Fund's NAV is $10 per share and the maximum sales charge is 4.75%, the POP would equal $10.49 per share.

The Fund calculates the net asset value of its shares once daily on days when the New York Stock Exchange is open for business. The NYSE regularly closes on Saturdays and Sundays and on New Years' Day, the third Monday in
February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving, and Christmas. If one
of these holidays falls on a Saturday or Sunday, the exchange will be closed on the preceding Friday or the following Monday, respectively. The Fund waits until after the close of the NYSE (3:00 p.m. Central Time) before calculating the value of their shares.

Net asset value is determined by dividing the total assets of the Fund, less all its liabilities, by the total number of outstanding shares of the Fund:

            NAV = (Assets - Liabilities) / No. Shares
Where:

            Assets       = Cash + Current Value of Securities in the Fund
            No. Shares   = Number of Shares Outstanding for the Fund
            NAV          = Net Asset Value per Share for the Fund

The Fund determines the value of securities in its portfolio through the use of pricing services approved by the
Trustees. The pricing services utilize information with respect to bond and note transactions, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. Money market instruments with remaining maturities of 60 days or less are valued by the amortized cost method, which the Trustees believe approximates fair value. Because of the large number of zero coupon securities available, many may not trade each day; therefore, bid and asked prices frequently are not available. In valuing such securities, then, the pricing services generally take into account institutional size, trading in similar groups of securities and any developments related to specific securities. Other securities and assets are valued in good faith at fair value using methods (including pricing services) determined by the Trustees and applied on a consistent basis. The Trustees review the valuation of the Fund's portfolio securities through receipt of regular reports from the Adviser.

Generally, trading in U.S. government securities and other fixed income securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in determining the net asset value of the Fund's shares are computed as of such times. Occasionally, events affecting the value of such securities may occur between such times and the close of the NYSE, which events will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of the Trust's securities occur during such a period, then these securities will be valued at their fair value as determined in good faith by the
Trustees.

The difference between the POP and the NAV (net amount invested in the Funds) is paid to the distributor,
Thrivent Investment Management Inc., the principal underwriter for Thrivent Mutual Funds.

To provide an additional benefit to those who work for the Fund, the Trustees, directors and employees of the
Fund and the adviser, as well as persons licensed to receive commissions for sales of Thrivent Mutual Funds, may not pay a sales charge on their purchases or on the purchases made by family members residing with them. Also, to promote Lutheranism, the Fund reduces the sales charges on shares sold to Lutheran congregations and charitable organizations.

The Fund intends to pay all redemptions in cash and is obligated to redeem shares solely in cash up to the lesser of $250,000 or one percent of the net assets of the Fund during any 90-day period for any one shareholder.
However, redemptions in excess of such limit may be paid wholly or partly by a distribution in kind of securities. If redemptions were made in kind, the redeeming shareholders will likely incur brokerage fees in selling the securities received in the redemptions. Additionally, until the securities received are sold there is the risk they could lose value.

The Fund reserves the right to suspend or postpone redemptions during any period when:

1.       trading on the NYSE is restricted, as determined by the Securities and Exchange Commission, or that exchange is closed for other than customary weekend and holiday closings;

2.       the Securities and Exchange Commission has by order permitted such suspension; or

3.       an emergency, as determined by the Securities and Exchange Commission, exists, making disposal of portfolio securities or valuation of net assets of the Fund not reasonably practicable.

TAXATION OF THE FUND

The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue
Code of 1986, as amended (the Code).

A regulated investment company qualifying under Subchapter M of the Code is required to distribute to its shareholders at least 90 percent of its investment company taxable income (including net short-term capital gains) and is not subject to federal income tax to the extent that it distributes annually its investment company taxable income and net realized capital gains in the manner required under the Code.

The Fund is subject to a 4% nondeductible excise tax on amounts required to be distributed, but not actually distributed under a prescribed formula. The formula requires the Fund to distribute to shareholders during a calendar year an amount equal to at least 98% of the Fund's ordinary income for the calendar year, at least 98%
of the excess of its capital gains over capital losses (adjusted for certain ordinary losses as prescribed in the
Code) realized during the one-year period ending October 31 during such year, and all ordinary income and capital gains for prior years that were not previously distributed.

Investment company taxable income includes dividends, interest (including original issue discount amortization)
and net short-term capital gains in excess of net long-term capital losses, less expenses. Net realized capital gains of a Fund for a fiscal year are computed by taking into account any capital loss carry forward of such Fund to the extent allowed by the Internal Revenue Code.

If any net realized long-term capital gains in excess of net realized short-term capital losses are not distributed by the Fund for reinvestment, requiring federal income taxes to be paid thereon by the Fund, the Fund intends to elect to treat such capital gains as having been distributed to shareholders. As a result, shareholders will report such capital gains as long-term capital gains, will be able to claim their share of federal income taxes paid by the Fund on such gains as a credit against their own federal income tax liability, and will be entitled to increase the adjusted tax basis of their shares by the difference between their pro rata share of such gains and their tax credit.

Distributions of investment company taxable income are taxable to shareholders as ordinary income. Under the federal income tax law, a portion of the difference between the purchase price and the face amount of zero coupon securities ("original issue discount") will be treated as income to any Fund holding securities with original issue discount each year, although no current payments will be received by such Fund with respect to such income.
This original issue discount amortization will comprise a part of that investment company taxable income of such
Fund that must be distributed to shareholders in order to maintain its qualification as a regulated investment company and to avoid federal income tax at the Fund level. Taxable shareholders of such a Fund will be subject to income tax on such original issue discount amortization, whether or not they elect to receive their distributions in cash. In the event that a Fund acquires a debt instrument at a market discount, it is possible that a portion of any gain recognized on the disposition of such instrument may be treated as ordinary income.

Since the Fund invests primarily in zero coupon securities upon which it will not receive cash payments of interest, to the extent shareholders of the Fund elect to take their distributions in cash, the Fund may have to generate the required cash from interest earned on non-zero coupon securities from the disposition of such securities, or possibly from the disposition of some of their zero coupon securities.

Distributions of the excess of net long-term capital gain over net short-term capital loss are taxable to shareholders as long-term capital gain, regardless of the length of time the shares have been held by such shareholders. Such distributions are not eligible for the dividends-received deduction. Any loss realized upon the redemption of shares held at the time of redemption for six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain during such six-month period.

Distributions of investment company taxable income and net realized capital gains will be taxable whether received in shares or in cash.

The foregoing is only a summary of certain tax considerations generally affecting the Fund and its shareholders.
Investors are urged to consult their tax advisors with specific reference to their own tax situations, including state and local tax liability.

FINANCIAL STATEMENTS

The Report of Independent Registered Public Accounting Firm and financial statements in the Annual Report of the
Fund for the fiscal year ended April 30, 2004, is a separate report furnished with this SAI and is incorporated herein by reference.

APPENDIX A

                                       THRIVENT FINANCIAL FOR LUTHERANS and
                                        THRIVENT INVESTMENT MANAGEMENT INC.
                                     PROXY VOTING PROCESS AND POLICIES SUMMARY

>>       RESPONSIBILITY TO VOTE PROXIES

         Overview.   Thrivent  Financial  for  Lutherans  and  Thrivent   Investment   Management  Inc.  ("Thrivent
Financial")  recognize and adhere to the principle  that one of the  privileges of owning stock in a company is the right to vote in the election of the company's  directors and on matters  affecting  certain  important  aspects of the company's  structure and  operations  that are submitted to shareholder  vote. As an investment  adviser with a fiduciary  responsibility to its clients,  Thrivent  Financial analyzes the proxy statements of issuers whose stock is owned by the investment  companies which it sponsors and serves as investment  adviser ("Thrivent Funds") and by institutional accounts who have requested that Thrivent Financial be involved in the proxy process.

         Thrivent  Financial has adopted Proxy Voting Policies and Procedures  ("Policies and  Procedures") for the
purpose of  establishing  formal  policies and procedures for  performing and  documenting  its fiduciary duty with regard to the voting of client proxies.

         Fiduciary  Considerations.  It is the policy of Thrivent  Financial  that  decisions with respect to proxy issues  will be made in light of the  anticipated  impact  of the issue on the  desirability  of  investing  in the portfolio  company from the viewpoint of the particular  client or Thrivent  Fund.  Proxies are voted solely in the interests of the client,  Thrivent Fund  shareholders or, where employee  benefit plan assets are involved,  in the interests of plan  participants and  beneficiaries.  Our intent has always been to vote proxies,  where possible to do so, in a manner consistent with our fiduciary obligations and  responsibilities.  Logistics involved may make it impossible at times, and at other times disadvantageous, to vote proxies in every instance.

     Consideration  Given  Management  Recommendations.  One of the primary factors  Thrivent  Financial  considers when  determining  the  desirability  of  investing  in a  particular  company  is the  quality  and  depth  of its management.  The Policies and  Procedures  were  developed  with the  recognition  that a company's  management  is entrusted  with the  day-to-day  operations  of the  company,  as well as its  long-term  direction  and  strategic planning,  subject to the oversight of the company's board of directors.  Accordingly,  Thrivent Financial believes that the  recommendation  of  management  on most issues  should be given  weight in  determining  how proxy issues should be voted.  However,  the position of the company's  management  will not be supported in any situation where it is found to be not in the best  interests  of the client,  and the  portfolio  manager may always  elect to vote contrary to management  when he or she believes a particular  proxy  proposal may adversely  affect the  investment merits of owning stock in a portfolio company.

ADMINISTRATION OF POLICIES AND PROCEDURES

         Portfolio  Compliance and Valuation  Committee.  Thrivent  Financial's  Portfolio Compliance and Valuation
Committee  ("Compliance  Committee") is responsible for establishing positions with respect to corporate governance and other proxy issues,  including those involving social  responsibility  issues.  While the Compliance  Committee sets voting  guidelines  and serves as a resource for Thrivent  Financial  portfolio  management,  it does not have proxy voting authority for any Thrivent Fund or  institutional  account.  Rather,  this  responsibility  is held by
Thrivent Financial portfolio management and investment operations.

         Investment  Operations.  The Investment  Operations  Staff  ("Investment  Operations")  is responsible for administering  the proxy  voting  process as set forth in the Policies and  Procedures,  and for ensuring  that all meeting notices are reviewed and important  non-routine  proxy matters are  communicated to the portfolio  managers for consideration.

>>       HOW PROXIES ARE REVIEWED, PROCESSED AND VOTED

         In  order  to  facilitate  the  proxy  voting  process,  Thrivent  Financial  has  retained  Institutional
Shareholder  Services  ("ISS") as an expert in the proxy voting and corporate  governance  area. ISS specializes in providing a variety of  fiduciary-level  proxy  advisory  and voting  services.  These  services  include  in-depth research,  analysis,  and voting  recommendations  as well as vote  execution,  reporting,  auditing and consulting assistance for the handling of proxy voting  responsibility  and corporate  governance-related  efforts.  While the
Compliance  Committee  relies  upon ISS  research  in  helping  to  establish  Thrivent  Financial's  proxy  voting guidelines,  Thrivent  Financial may deviate from ISS  recommendations  on general  policy issues or specific proxy proposals.

                                               Meeting Notification

         Thrivent Financial utilizes ISS' voting agent services to notify us of upcoming  shareholder  meetings for portfolio  companies held in client  accounts and to transmit votes to the various  custodian banks of our clients.
ISS tracks and reconciles  Thrivent  Financial  holdings against  incoming proxy ballots.  If ballots do not arrive on time, ISS procures them from the  appropriate  custodian or proxy  distribution  agent.  Meeting and record date information is updated daily, and transmitted to Thrivent  Financial  through both  ProxyMaster.com  and VoteX, ISS web-based  applications.  ISS is also  responsible  for  maintaining  copies of all proxy  statements  received  by issuers and to promptly provide such materials to Thrivent Financial upon request.

Vote Determination

         ISS provides comprehensive summaries of proxy proposals, publications discussing key proxy voting issues, and specific vote recommendations regarding portfolio company proxies to assist in the proxy research process.  Upon request, portfolio managers may receive any or all of the above-mentioned research materials to assist in the vote determination process.  The final authority and responsibility for proxy voting decisions remains with Thrivent Financial.  Decisions with respect to proxy matters are made primarily in light of the anticipated impact of the issue on the desirability of investing in the company from the viewpoint of our clients.

         Portfolio managers may decide to vote their proxies  inconsistently with Thrivent  Financial's policies as set by the  Compliance  Committee and instruct  Investment  Operations to vote all proxies  accordingly.  Portfolio managers who vote their proxies  inconsistent  with Thrivent  Financial's  guidelines  are required to document the rationale for their vote.  Investment  Operations is responsible for maintaining  this  documentation  and assuring that it adequately reflects the basis for any vote which is cast in opposition to Thrivent Financial's policy.

Summary of Thrivent Financial's Voting Policies

         Specific voting guidelines have been adopted by the Compliance Committee for routine anti-takeover, executive compensation and corporate governance proposals, as well as other common shareholder proposals, and are available to shareholders upon request.  The following is a summary of the significant Thrivent Financial policies:

         Board Structure and Composition Issues - Thrivent Financial believes boards are expected to have a majority of directors independent of management. The independent directors are expected to organize much of the board's work, even if the chief executive officer also serves as chairman of the board. Key committees (audit, compensation, and nominating/corporate governance) of the board are expected to be entirely independent of management. It is expected that boards will engage in critical self-evaluation of themselves and of individual members. Individual directors, in turn, are expected to devote significant amounts of time to their duties, to limit the number of directorships they accept, and to own a meaningful amount of stock in companies on whose boards they serve. As such, Thrivent Financial withholds votes for directors who miss more than one-fourth of the scheduled board meetings.  Thrivent Financial votes against management efforts to stagger board member terms because a staggered board may act as a deterrent to takeover proposals.  For the same reasons, Thrivent Financial votes for proposals that seek to fix the size of the board.

         Executive and Director Compensation - Non-salary compensation remains one of the most sensitive and visible corporate governance issues.  Although shareholders have little say about how much the CEO is paid in salary and bonus, they do have a major voice in approving stock option and incentive plans. Stock option plans transfer significant amounts of wealth from shareholders to employees, and in particular to executives and directors.  Rightly, the cost of these plans must be in line with the anticipated benefits to shareholders.
Clearly, reasonable limits must be set on dilution as well as administrative authority.  In addition, shareholders must consider the necessity of the various pay programs and examine the appropriateness of award types.  Consequently, the pros and cons of these proposals necessitate a case-by-case evaluation.  Generally,
Thrivent Financial opposes compensation packages that provide what we view as excessive awards to a few senior executives or that contain excessively dilutive stock option grants based on a number of criteria such as the costs associated with the plan, plan features, and dilution to shareholders.

Ratification  of  Auditors  -  Annual  election  of the  outside  accountants  is  standard  practice.  While it is recognized  that the company is in the best  position to evaluate the  competence  of the outside  accountants,  we believe that outside  accountants  must  ultimately be  accountable to  shareholders.  Given the rash of accounting irregularities  that were not detected by audit panels or auditors,  shareholder  ratification is an essential step in restoring  investor  confidence.  In line with this,  Thrivent Financial votes for proposals to ratify auditors, unless an auditor has a financial  interest in or association  with the company,  and is therefore not independent;
or there is reason to believe that the  independent  auditor has  rendered an opinion that is neither  accurate nor indicative of the company's financial position.

         Mergers and  Acquisitions,  Anti-Takeover and Corporate  Governance  Issues - Thrivent  Financial votes on mergers and  acquisitions on a case-by-case  basis,  taking the following into account:  anticipated  financial and operating  benefits;  offer  price  (cost vs.  premium);  prospects  of the  combined  companies;  how the deal was negotiated;  the opinion of the financial advisor;  potential conflicts of interest between management's  interests and  shareholders'  interests;  and  changes  in  corporate  governance  and their  impact on  shareholder  rights.
Thrivent Financial generally opposes  anti-takeover  measures since they adversely impact shareholder rights. Also,
Thrivent  Financial will consider the dilutive  impact to  shareholders  and the effect on shareholder  rights when voting on corporate governance proposals.

         Social,   Environmental  and  Corporate   Responsibility  Issues  -  In  addition  to  moral  and  ethical considerations  intrinsic to many of these proposals,  Thrivent Financial  recognizes their potential for impact on the economic performance of the company.  Thrivent Financial balances these considerations  carefully. On proposals which are primarily  social,  moral or ethical,  Thrivent  Financial  believes it is impossible to vote in a manner that would  accurately  reflect the views of the beneficial  owners of the portfolios that it manages.  As such, on these items Thrivent Financial  abstains.  When voting on matters with apparent economic or operational  impacts on the company,  Thrivent  Financial  realizes that the precise  economic  effect of such  proposals is often unclear.
Where this is the case,  Thrivent  Financial  relies on management's  assessment,  and generally votes with company management.

Vote Execution and Monitoring of Voting Process

         Once the vote has been determined, Investment Operations enters votes electronically into ISS's
ProxyMaster or VoteX system.  ISS then transmits the votes to the proxy agents or custodian banks and sends electronic confirmation to Thrivent Financial indicating that the votes were successfully transmitted.
         On a periodic basis, Investment Operations queries the ProxyMaster or VoteX system to determine newly announced meetings and meetings not yet voted.  When the date of the stockholders' meeting is approaching,
Investment Operations contacts the applicable portfolio manager if the vote for a particular client or Thrivent
Fund has not yet been recorded in the computer system on a non-routine proposal.
         Should a portfolio  manager wish to change a vote already  submitted,  the portfolio  manager may do so up until the deadline for vote submission, which varies depending on the company's domicile.

Monitoring and Resolving Conflicts of Interest

         The Compliance  Committee is also  responsible for monitoring and resolving  possible  material  conflicts between the interests of Thrivent Financial and those of its clients with respect to proxy voting.

         Application  of the  Thrivent  Financial  guidelines  to vote  client  proxies  should  in most  instances adequately  address any possible  conflicts  of interest  since our voting  guidelines  are  pre-determined  by the
Compliance Committee using recommendations from ISS, an independent third party.

         However, for proxy votes inconsistent with Thrivent Financial  guidelines,  Investment  Operations reviews all such proxy votes in order to determine  whether the portfolio  manager's voting rationale  appears  reasonable.
Issues raising  possible  conflicts of interest are referred by Investment  Operations to the Compliance  Committee
for immediate  resolution.  The  Compliance  Committee  then assesses  whether any business or other  relationships between  Thrivent  Financial and a portfolio  company could have influenced an inconsistent  vote on that company's proxy.

>>       REPORTING AND RECORD RETENTION

         Proxy  statements  received  from  issuers  (other  than  those  which are  available  on the SEC's  EDGAR database)  are kept by ISS in its capacity as voting  agent and are  available  upon  request.  Thrivent  Financial retains proxy solicitation  materials,  memoranda regarding votes cast in opposition to the position of a company's management,  and  documentation on shares voted  differently  than the Thrivent  Financial  voting  guidelines.  In addition,  any  document  which is  material to a proxy  voting  decision  such as the  Thrivent  Financial  voting guidelines,  Compliance Committee meeting materials,  and other internal research relating to voting decisions will be kept.  All proxy voting materials and supporting documentation are retained for six years.
         Vote  Summary  Reports  will be  generated  for each  Thrivent  Fund.  The report  specifies  the company, ticker,  cusip,  meeting dates,  proxy  proposals,  and votes which have been cast for the Thrivent Fund during the period,  the  position  taken  with  respect  to each issue and  whether  the fund  voted  with or against  company management.  Reports normally cover quarterly or annual periods.

PART C: OTHER INFORMATION

Item 23. Exhibits

(a)(1)   Declaration of Trust for Registrant (1)

(a)(2)   Amendment No. 1 to Declaration of Trust (*)

(b)      Amended and Restated By-Laws (*)

(c)      Not Applicable

(d)(1)   Investment Advisory Agreement with Thrivent Investment Management Inc., effective November 28, 1990 (2)

(d)(2)   Form of Amendment No. 17 to Investment Advisory Agreement between Thrivent Investment Management Inc. and
         Registrant  (*)

(e)(1)   Distribution Agreement with Thrivent Investment Management Inc (2)

(e)(2)   Amendment No. 12 to Distribution Agreement between Thrivent Investment Management, Inc. and Registrant (5)

(f)      Not Applicable

(g)      Custodian Agreements with State Street Bank and Trust (3)

(h)(1)   Accounting Services Agreement effective January 1, 1999, between Registrant and Thrivent Financial (2)

(h)(2)   Amendment No. l to Accounting Services Form (5)

(h)(3)   Administration Contract effective January 1, 2004, between Registrant and Thrivent Investment Management
         Inc. and Letter Amendment dated January 30, 2004 (5)

(h)(4)   Transfer Agency Agreement (*)

(h)(5)   Line of Credit Agreement with State Street Bank (3)

(h)(6)   Expense Reimbursement (*)

(i)      Opinion and Consent of Counsel (*)

(j)      Consent of Independent Registered Public Accounting Firm (*)

(k)      Not Applicable

(l)      Not Applicable

(m)      Rule 12b-1 Plan (5)

(n)      Rule 18f-3 Plan (*)

(o)      Not Applicable

(p)(1)   Code of Ethics (Rule 17j-1) for Registrant (4)

(p)(2)   Code of Ethics (Sarbanes Oxley) for Registrant (3)

(p)(3)   Code of Ethics of Mercator Asset Management LP (6)

(p)(4)   Code of Ethics of T. Rowe Price Associates, Inc. (7)

(q)(1)   Powers of Attorney. (5)

(1) Incorporated by reference from Post-Effective Amendment No. 26 to the registration statement of Registrant, file no. 33-12911, filed on June 25, 1998.

(2) Incorporated by reference from Post-Effective Amendment No. 36 to the registration statement of Registrant, file no. 33-12911, filed on December 29, 1999.

(3) Incorporated by reference from Post-Effective Amendment No. 44 to the registration statement of Registrant, file no. 33-12911, filed on June 27, 2003.

(4) Incorporated by reference from Post-Effective Amendment No. 49 to the registration statement of Registrant, file no. 33-12911, filed on January 30, 2004.

(5) Incorporated by reference from the initial registration statement of Registrant on Form N-14, file no.
333-113514, filed on March 11, 2004.

(6) Incorporated by reference from Post-Effective Amendment No. 31 to the registration statement of Thrivent
Series Fund, Inc., file no. 33-3677, filed on March 2, 2004.

(7) Incorporated by reference from Post-Effective Amendment No. 50 to the registration statement of Registrant, file no. 33-12911, filed on April 26, 2004.

(*) Filed herewith

Item 24. Persons Controlled by or under Common Control with Registrant

Registrant is an open-end  management  investment company organized as a Massachusetts  business trust on March 31,
1987.  Registrant's  sponsor,  Thrivent  Financial for Lutherans  ("Thrivent  Financial"),  is a fraternal  benefit society  organized  under the laws of the State of Wisconsin  and is owned by and operated for its members.  It has no stockholders and is not subject to the control of any affiliated persons.

The  following  list shows the  relationship  of each  wholly-owned  direct and  indirect  subsidiary  to  Thrivent
Financial. Financial statements of Thrivent Financial will be filed on a consolidated basis.

             Thrivent Financial Entities                               Primary Business                  State of Incorporation
-------------------------------------------------------------------------------------------------------------------------------
Thrivent Financial for Lutherans                        Fraternal benefit society offering financial           Wisconsin
                                                        services and products

    Thrivent Financial Holdings, Inc.                   Holding Company with no independent operations          Delaware

        Thrivent Financial Bank                         Federally chartered bank                            Federal Charter

        Thrivent Investment Management Inc.             Broker-dealer and Investment adviser                    Delaware

        North Meadows Investment Ltd.                   Organized for the purpose of holding and               Wisconsin
                                                        investing in real estate

        Thrivent Service Organization, Inc.             Organized for the purpose of owning bank               Wisconsin
                                                        account withdrawal authorizations

        Thrivent Life Insurance Company                 Life insurance company                                 Minnesota

        Thrivent Financial Investor Services Inc.       Transfer agent for The Lutheran Brotherhood           Pennsylvania
                                                        Family of Funds

        Thrivent Property & Casualty Insurance          Auto and homeowners insurance company                  Minnesota
        Agency, Inc.

        Field Agents' Brokerage Company                 Licensed Life and Health Agency                        Minnesota

        MCB Financial Services, Inc.                    Not formally engaged in business                       Minnesota

Item 25. Indemnification

Under Section 12 of Article Seven of Registrant's  Declaration of Trust,  Registrant may not indemnify any trustee, officer or employee for expenses (e.g.,  attorney's fees, judgments,  fines and settlement amounts) incurred in any threatened,  pending or completed  action, if there has been an adjudication of liability against such person based on a finding of willful  misfeasance,  bad faith, gross negligence or reckless disregard of such person's duties of office  ("disabling  conduct").  Registrant  shall indemnify its trustees,  officers or employees for such expenses whether or not there is an  adjudication  of liability,  if,  pursuant to Investment  Company Act Release  11330, a determination  is made that such person was not liable by reason of  disabling  conduct  by: (i) final  decision of the court  before  which the  proceeding  was  brought;  or (ii) in the  absence of such a decision,  a  reasonable determination,  based on factual  review,  that the person was not liable for  reasons of such  conduct is made by:
(a) a majority vote of disinterested, independent trustees; or (b) independent legal counsel in a written opinion.

Advancement of expenses  incurred in defending  such actions may be made pursuant to Release  11330,  provided that the person  undertakes  to repay the advance  unless it is  ultimately  determined  that such person is entitled to indemnification  and one or more of the  following  conditions  is met:  (1) the person  provides  security for the undertaking;  (2) Registrant is insured against losses arising by reason of any lawful advances;  or (3) a majority of disinterested  non-party trustees or independent legal counsel in a written opinion determines,  based on review of readily  available  facts,  that there is reason to believe  the person  ultimately  will be found  entitled  to indemnification.

Insofar as indemnification  for liabilities  arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing  provision,  or otherwise,  Registrant has been advised that in the opinion of the Securities and Exchange  Commission such  indemnification is against public policy as expressed in that Act and is,  therefore,  unenforceable.  In the event that a claim for  indemnification against such liabilities  (other than the payment by Registrant of expenses incurred or paid by a trustee,  officer or  controlling  person of Registrant in the successful  defense of any action,  suit or proceeding) is asserted by such trustees,  officer or controlling person in connection with the securities being registered,  Registrant will, unless in the opinion of its counsel the matter has been  settled by  controlling  precedent,  submit to a court of appropriate  jurisdiction the question whether such  indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26. Business and Other Connections of the Investment Adviser

Thrivent  Investment  Mgt. is the  investment  adviser of  Registrant.  Thrivent  Investment  Mgt. also acts as the principal  underwriter and  administrator  for Registrant.  The business and other connections of the directors and offers of  Thrivent  Investment  Mgt.  are set forth  below  and on the Form ADV on file  with the  Securities  and
Exchange Commission (file No. 801-29618).

The business and other  connections of the officers and directors of Mercator Asset  Management LP (Subadviser  for a  portion  of  Thrivent  Partner  International  Stock  Fund)  are set  forth in the Form  ADV of  Mercator  Asset
Management LP on file with the Securities and Exchange Commission (file No. 801-50347).

The business and other  connections  of the officers and directors T. Rowe Price  International,  Inc.  (Subadviser for a portion  of  Thrivent  Partner  International  Stock  Fund)  are set  forth in the Form ADV of T. Rowe  Price
International, Inc. on file with the Securities and Exchange Commission (file No. 801-14713).

The business and other  connections of the officers and directors T. Rowe Price  Associates,  Inc.  (Subadviser for
Thrivent  Partner  Small Cap Value  Fund) are set forth in the Form ADV of T. Rowe Price  Associates,  Inc. on file with the Securities and Exchange Commission (file No. 801-856).

Item 27. Principal Underwriters

(a) Not applicable.

(b) The directors and executive officers of Thrivent Investment Mgmt. are listed below.  Unless otherwise indicated, their principal address is 625 Fourth Avenue South, Minneapolis, Minnesota 55415.

               Name and Principal                          Positions and Offices                   Positions and Offices
                Business Address                             with Underwriter                            with Fund

John O. Gilbert                                   Director and Chairman                               N/A

Bruce J. Nicholson                                Director and President                              N/A

Jon M. Stellmacher                                Director and Senior Vice President                  N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0007

Lawrence W. Stranghoener                          Director and Senior Vice President                  N/A

Woodrow E. Eno                                    Director, Senior Vice President and                 N/A
                                                  Secretary

Pamela J. Moret                                   Director and Senior Vice President                  Trustee and President

James A. Thomsen                                  Director and Senior Vice President                  N/A

Russell W. Swansen                                Senior Vice President and Chief                     Vice President
                                                  Investment Officer

Randall L. Boushek                                Senior Vice President                               N/A

Doug Ahrenstorff                                  Vice President                                      N/A
4321 N. Ballard Road
Appleton, Wisconsin 54919-0007

Karl D. Anderson                                  N/A                                                 Vice President

Craig T. Britton                                  Vice President                                      N/A

David C. Francis                                  Vice President                                      N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Charles D. Gariboldi                              Vice President                                      Treasurer and Principal
                                                                                                      Accounting Officer

Michael J. Haglin                                 Vice President                                      N/A

John E. Hite                                      Vice President and Chief Compliance                 N/A
                                                  Officer

Frederick P. Johnson                              Vice President                                      Vice President

Richard J. Kleven                                 Vice President                                      N/A

Katie S. Kloster                                  Vice President and Chief Financial                  N/A
                                                  Officer

Marnie Loomans-Theucks                            Vice President                                      Vice President
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

Michael J. Mevis                                  Vice President                                      N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Thomas R. Mischka                                 Vice President                                      Vice President and Anti-Money
4321 North Ballard Road                                                                               Laundering Officer
Appleton, Wisconsin
54919-0001

James E. Nelson                                   Vice President and Assistant Secretary              Secretary and Chief Legal
                                                                                                      Officer

Brenda J. Pederson                                Vice President                                      N/A

Mark L. Simenstad                                 Vice President                                      N/A

Richard B. Ruckdashel                             Vice President                                      N/A

Thomas C. Schinke                                 Vice President                                      N/A

Nikki L. Sorum                                    Senior Vice President                               N/A

Terry W. Timm                                     Vice President                                      N/A
4321 North Ballard Road
Appleton, Wisconsin
54919-0001

David L. Westmark                                 Vice President                                      N/A
222 West College Ave.
Appleton, Wisconsin
54919-0007

Anita J.T. Young                                  Vice President                                      N/A

Brett L. Agnew                                    Assistant Secretary                                 Assistant Secretary

Marlene J. Nogle                                  Assistant Secretary                                 Assistant Secretary

John C. Bjork                                     Assistant Secretary                                 Assistant Secretary

Peter E. Schifsky                                 Assistant Secretary                                 N/A

 (c) Not applicable

Item 28. Location of Accounts and Records

The accounts,  books and other documents  required to be maintained by Registrant  pursuant to Section 31(a) of the
Investment  Company Act of 1940 and the rules  promulgated  thereunder  are in the  possession  of  Registrant  and
Registrant's  Custodian as follows:  all documents required to be maintained by Rule 31a-1(b) will be maintained by the Funds,  (625 Fourth Avenue South,  Minneapolis,  Minnesota 55415) except that records required to be maintained by paragraph  (2)(iv) of Rule 31a-1(b) will be  maintained by the Custodian  (State Street Bank and Trust  Company,
225 Franklin Street, Boston, MA  02110).

Item 29. Management Services

Not Applicable

Item 30. Undertakings

Not Applicable

SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933 and the  Investment  Company Act of 1940,  Registrant
certifies that it meets all the requirements for  effectiveness  of this  registration  statement under rule 485(a)
of the  Securities  Act of 1933 and has duly caused this  registration  statement to be signed on its behalf by the undersigned  thereunto duly authorized,  in the City of Minneapolis,  State of Minnesota,  on this 14th day of July
2004.

                                                           THRIVENT MUTUAL FUNDS

                                                           /s/ John C. Bjork
                                                           ---------------------------------------
                                                           John C. Bjork
                                                           Assistant Secretary

Pursuant to the  requirements  of the Securities Act of 1933, this amended  registration  statement has been signed below by the following persons in the capacities and on the 14th day of July 2004:

Signature                                            Title

*                                                    President and Trustee (Principal Executive Officer)
--------------------------------------------
Pamela J. Moret

*                                                    Treasurer (Principal Financial and Accounting Officer)
--------------------------------------------
Charles D. Gariboldi

*                                                    Trustee
--------------------------------------------
F. Gregory Campbell

*                                                    Trustee
--------------------------------------------
Herbert F. Eggerding, Jr.

*                                                    Trustee
--------------------------------------------
Noel K. Estenson

*                                                    Trustee
--------------------------------------------
Richard L. Gady

*                                                    Trustee
--------------------------------------------
Jodi L. Harpstead

*                                                    Trustee
--------------------------------------------
Connie M. Levi

*                                                    Trustee
--------------------------------------------
Edward W. Smeds

John C. Bjork, by signing his name hereto, does hereby sign this document on behalf of himself and each of the other above-named Trustees and Officers of Thrivent Mutual Funds pursuant to the powers of attorney duly executed by such persons.

                                                           /s/ John C. Bjork
                                                           --------------------------------------------
                                                           John C. Bjork
                                                           Attorney-in-Fact

                                                 Index to Exhibits

Exhibit Number          Name of Exhibit

(a)(2)                  Amendment No. l to Declaration of Trust

(b)                     Amended and Restated By-laws

(d)(1)                  Form of Amendment No. 17 to Investment Advisory Agreement

(h)(4)                  Transfer Agency Agreement

(h)(6)                  Expense Reimbursement Agreement

(i)                     Opinion and Consent of Counsel

(j)                     Consent of Independent Registered Public Accounting Firm

(n)                     Rule 18f-3 Plan